UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

(415) 670-2000

Registrant’s telephone number, including area code:

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedules of Investments. [Insert Schedules of Investments]

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

HEALTH CARE REITS — 13.30%
HCP Inc.[a]	3,554,593	$107,775,260
Ventas Inc.	2,670,982	164,719,460
Welltower Inc.[a]	2,720,894	180,395,272

		452,889,992
HOTEL & RESORT REITS — 2.99%
Host Hotels & Resorts Inc.[a]	5,644,394	101,994,200

		101,994,200
INDUSTRIAL REITS — 5.75%
Prologis Inc.	4,005,912	195,688,801

		195,688,801
OFFICE REITS — 16.91%
Alexandria Real Estate Equities Inc.[a]	592,657	65,678,249
Boston Properties Inc.[a]	1,168,385	152,941,596
Douglas Emmett Inc.[a]	1,091,767	41,312,463
Highwoods Properties Inc.[a]	750,306	38,573,231
Kilroy Realty Corp.[a]	742,047	55,542,218
SL Green Realty Corp.[a]	762,637	83,104,554
Vornado Realty Trust[a]	1,306,276	138,870,202

		576,022,513
RESIDENTIAL REITS — 18.38%
American Campus Communities Inc.	992,680	48,264,102
AvalonBay Communities Inc.[a]	1,043,868	180,912,763
Equity Lifestyle Properties Inc.	610,057	45,107,614
Equity Residential[a]	2,778,979	168,878,554
Essex Property Trust Inc.	497,896	111,678,073
UDR Inc.	2,030,044	70,950,038

		625,791,144
RETAIL REITS — 23.43%
Federal Realty Investment Trust	538,992	75,690,646
GGP Inc.	4,458,351	110,745,439
Kimco Realty Corp.	3,193,261	79,480,266
Macerich Co. (The)[a]	916,965	62,986,326
Realty Income Corp.[a]	1,965,660	117,212,306
Regency Centers Corp.[a]	794,041	55,368,479
Simon Property Group Inc.[a]	1,439,718	264,576,977
Weingarten Realty Investors	893,215	31,825,250

		797,885,689
SPECIALIZED REITS — 19.11%
Digital Realty Trust Inc.[a]	1,208,174	130,035,768
Equinix Inc.	540,315	208,010,469
Extra Space Storage Inc.[a]	956,150	68,890,607

Security	Shares	Value
Public Storage[a]	1,133,654	$243,735,610

		650,672,454

TOTAL COMMON STOCKS
(Cost: $3,150,755,974)		3,400,944,793

SHORT-TERM INVESTMENTS — 7.77%

MONEY MARKET FUNDS — 7.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[b,c,d]	260,185,955	260,264,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	4,335,993	4,335,993

		264,600,004

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,545,537)		264,600,004

TOTAL INVESTMENTS IN SECURITIES — 107.64%
(Cost: $3,415,301,511)[e]		3,665,544,797
Other Assets, Less Liabilities — (7.64)%		(260,259,545)

NET ASSETS — 100.00%		$3,405,285,252

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $3,549,880,242. Net unrealized appreciation was $115,664,555, of which $312,859,184 represented gross unrealized appreciation on securities and $197,194,629 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,400,944,793	$—	$—	$3,400,944,793
Money market funds	264,600,004	—	—	264,600,004

Total	$3,665,544,797	$—	$—	$3,665,544,797

1

Schedule of Investments  (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.63%
Boeing Co. (The)	71,974	$11,761,991
BWX Technologies Inc.	4,025	166,997
General Dynamics Corp.	21,747	3,937,947
HEICO Corp.	146	11,235
HEICO Corp. Class A	599	39,714
Huntington Ingalls Industries Inc.	2,735	530,481
L3 Technologies Inc.	5,953	944,681
Lockheed Martin Corp.	30,618	7,695,222
Northrop Grumman Corp.	11,424	2,617,010
Raytheon Co.	25,734	3,709,813
United Technologies Corp.	82,042	8,997,546

		40,412,637
AIR FREIGHT & LOGISTICS — 1.09%
CH Robinson Worldwide Inc.	14,168	1,077,618
Expeditors International of Washington Inc.	11,592	603,711
FedEx Corp.	8,891	1,681,377
United Parcel Service Inc. Class B	80,374	8,771,215

		12,133,921
AIRLINES — 0.10%
Southwest Airlines Co.	21,992	1,150,402

		1,150,402
AUTO COMPONENTS — 0.17%
Autoliv Inc.	8,273	956,855
Gentex Corp.	23,397	488,764
Lear Corp.	2,781	395,152

		1,840,771
AUTOMOBILES — 0.12%
Harley-Davidson Inc.	17,805	1,015,597
Thor Industries Inc.	2,599	268,997

		1,284,594
BANKS — 8.32%
Associated Banc-Corp.	12,959	327,863
Bank of the Ozarks Inc.	5,282	289,823
BB&T Corp.	93,159	4,303,014
BOK Financial Corp.	2,391	196,636
Chemical Financial Corp.	6,238	308,344
Columbia Banking System Inc.	5,592	222,338
Comerica Inc.	10,359	699,543
Commerce Bancshares Inc./MO	6,052	342,120
Community Bank System Inc.	4,278	249,664
Cullen/Frost Bankers Inc.	6,212	555,353
First Financial Bankshares Inc.	4,679	199,559
First Horizon National Corp.	14,326	286,520
First Republic Bank/CA	5,002	471,839
Home BancShares Inc./AR	8,540	230,068
Hope Bancorp Inc.	13,018	272,206

Security	Shares	Value
Huntington Bancshares Inc./OH	102,175	$1,382,428
Independent Bank Corp./Rockland MA	2,478	154,503
JPMorgan Chase & Co.	362,878	30,710,365
KeyCorp	89,620	1,610,472
LegacyTexas Financial Group Inc.	3,298	136,273
MB Financial Inc.	5,371	239,171
Old National Bancorp./IN	17,543	311,388
People’s United Financial Inc.	47,908	898,275
PNC Financial Services Group Inc. (The)[a]	42,314	5,097,145
Prosperity Bancshares Inc.	5,345	388,207
Simmons First National Corp. Class A	2,006	120,661
South State Corp.	1,543	137,944
SunTrust Banks Inc.	41,726	2,370,871
TowneBank/Portsmouth VA	3,953	127,287
U.S. Bancorp.	155,065	8,164,172
UMB Financial Corp.	2,409	185,830
Umpqua Holdings Corp.	33,250	608,808
Union Bankshares Corp.	4,451	163,619
Webster Financial Corp.	7,590	398,627
Wells Fargo & Co.	532,606	30,001,696
WesBanco Inc.	5,078	210,737
Westamerica Bancorp.	2,831	160,659

		92,534,028
BEVERAGES — 4.16%
Brown-Forman Corp. Class A	3,840	179,635
Brown-Forman Corp. Class B	13,325	607,620
Coca-Cola Co. (The)	585,190	24,326,348
Dr Pepper Snapple Group Inc.	19,198	1,750,858
PepsiCo Inc.	186,689	19,374,585

		46,239,046
BIOTECHNOLOGY — 2.83%
AbbVie Inc.	274,627	16,782,456
Amgen Inc.	93,713	14,682,953

		31,465,409
BUILDING PRODUCTS — 0.49%
AO Smith Corp.	6,708	327,015
Apogee Enterprises Inc.	1,306	74,546
Johnson Controls International PLC	109,267	4,805,563
Lennox International Inc.	1,802	282,572

		5,489,696
CAPITAL MARKETS — 2.98%
Ameriprise Financial Inc.	18,094	2,031,413
Bank of New York Mellon Corp. (The)	73,674	3,295,438
BlackRock Inc.[a]	13,033	4,874,081
CBOE Holdings Inc.	4,794	381,698
CME Group Inc.	29,952	3,626,588
Cohen & Steers Inc.	2,330	81,294
Eaton Vance Corp. NVS	13,719	575,238
Evercore Partners Inc. Class A	3,296	255,275
FactSet Research Systems Inc.	2,190	378,979
Franklin Resources Inc.	27,371	1,087,724
Goldman Sachs Group Inc. (The)	18,176	4,168,120
Invesco Ltd.	62,233	1,799,778
Janus Capital Group Inc.	19,536	244,200
Legg Mason Inc.	9,991	316,615

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
MarketAxess Holdings Inc.	980	$183,505
Moody’s Corp.	11,178	1,158,823
Morningstar Inc.	857	65,261
Northern Trust Corp.	16,103	1,335,905
S&P Global Inc.	14,481	1,740,327
SEI Investments Co.	6,226	302,023
State Street Corp.	30,658	2,336,140
T Rowe Price Group Inc.	30,273	2,041,611
TD Ameritrade Holding Corp.	18,166	838,361

		33,118,397
CHEMICALS — 3.46%
Air Products & Chemicals Inc.	22,362	3,125,313
Albemarle Corp.	6,859	635,418
Ashland Global Holdings Inc.	3,816	454,218
Balchem Corp.	741	63,163
Cabot Corp.	6,369	352,652
Celanese Corp. Series A	11,262	950,513
Dow Chemical Co. (The)	160,663	9,580,335
Eastman Chemical Co.	15,668	1,214,270
Ecolab Inc.	13,669	1,642,057
FMC Corp.	6,763	406,862
HB Fuller Co.	2,725	134,533
International Flavors & Fragrances Inc.	7,301	855,750
LyondellBasell Industries NV Class A	56,520	5,271,620
Monsanto Co.	39,752	4,305,539
NewMarket Corp.	695	299,663
PolyOne Corp.	5,403	184,296
PPG Industries Inc.	19,092	1,909,391
Praxair Inc.	31,167	3,691,420
Quaker Chemical Corp.	613	78,771
RPM International Inc.	13,120	685,651
Scotts Miracle-Gro Co. (The) Class A	4,295	395,011
Sensient Technologies Corp.	3,049	234,011
Sherwin-Williams Co. (The)	4,478	1,360,461
Valspar Corp. (The)	4,530	501,335
Westlake Chemical Corp.	2,445	151,370

		38,483,623
COMMERCIAL SERVICES & SUPPLIES — 0.59%
ABM Industries Inc.	4,318	174,404
Brady Corp. Class A	5,070	184,294
Cintas Corp.	3,349	388,852
G&K Services Inc. Class A	1,466	140,824
Healthcare Services Group Inc.	6,319	251,180
Herman Miller Inc.	5,358	167,170
HNI Corp.	3,967	199,976
Matthews International Corp. Class A	1,493	100,703
MSA Safety Inc.	3,148	224,610
Republic Services Inc.	23,416	1,343,610
Rollins Inc.	5,910	208,387
Steelcase Inc. Class A	13,017	218,686
Waste Management Inc.	42,454	2,950,553

		6,553,249
COMMUNICATIONS EQUIPMENT — 2.35%
Cisco Systems Inc.	775,032	23,808,983
Harris Corp.	10,909	1,120,463
Motorola Solutions Inc.	14,535	1,173,120

		26,102,566

Security	Shares	Value
CONSUMER FINANCE — 0.59%
American Express Co.	58,904	$4,499,087
Discover Financial Services	29,439	2,039,534

		6,538,621
CONTAINERS & PACKAGING — 0.46%
AptarGroup Inc.	4,304	314,063
Avery Dennison Corp.	8,588	627,096
Bemis Co. Inc.	9,635	469,417
Packaging Corp. of America	11,554	1,065,048
Silgan Holdings Inc.	2,504	146,509
Sonoco Products Co.	12,843	705,723
WestRock Co.	33,715	1,799,032

		5,126,888
DISTRIBUTORS — 0.18%
Core-Mark Holding Co. Inc.	1,761	61,512
Genuine Parts Co.	17,381	1,682,654
Pool Corp.	2,409	254,294

		1,998,460
DIVERSIFIED CONSUMER SERVICES — 0.06%
DeVry Education Group Inc.	3,559	119,226
Service Corp. International/U.S.	17,205	501,182

		620,408
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
ATN International Inc.	899	72,181

		72,181
ELECTRIC UTILITIES — 1.99%
ALLETE Inc.	7,171	468,625
Alliant Energy Corp.	32,566	1,226,110
Edison International	39,874	2,906,017
El Paso Electric Co.	4,848	222,523
Eversource Energy	46,873	2,593,014
IDACORP Inc.	6,299	504,046
MGE Energy Inc.	3,363	214,055
NextEra Energy Inc.	61,508	7,609,770
Pinnacle West Capital Corp.	17,305	1,343,387
PNM Resources Inc.	9,752	335,469
Portland General Electric Co.	11,987	522,753
Westar Energy Inc.	16,768	917,042
Xcel Energy Inc.	78,154	3,229,323

		22,092,134
ELECTRICAL EQUIPMENT — 1.17%
AZZ Inc.	1,176	70,031
Eaton Corp. PLC	66,478	4,705,313
Emerson Electric Co.	94,277	5,530,289
Hubbell Inc.	5,527	674,736
Regal Beloit Corp.	2,548	184,985
Rockwell Automation Inc.	12,449	1,842,327

		13,007,681

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	11,308	$763,177
AVX Corp.	6,320	102,384
Corning Inc.	92,975	2,462,908
FLIR Systems Inc.	8,039	284,018
Littelfuse Inc.	989	155,975
TE Connectivity Ltd.	33,247	2,471,914

		6,240,376
ENERGY EQUIPMENT & SERVICES — 0.04%
Core Laboratories NV	4,027	470,474

		470,474
FOOD & STAPLES RETAILING — 3.18%
Casey’s General Stores Inc.	1,490	171,201
Costco Wholesale Corp.	22,680	3,718,386
CVS Health Corp.	100,214	7,897,865
Kroger Co. (The)	59,987	2,037,158
Sysco Corp.	50,926	2,671,578
Wal-Mart Stores Inc.	188,981	12,612,592
Walgreens Boots Alliance Inc.	67,183	5,504,975
Whole Foods Market Inc.	24,621	744,047

		35,357,802
FOOD PRODUCTS — 1.78%
Archer-Daniels-Midland Co.	67,948	3,007,378
Bunge Ltd.	14,303	989,911
General Mills Inc.	80,178	5,009,521
Hershey Co. (The)	15,395	1,623,711
Hormel Foods Corp.	20,512	744,586
Ingredion Inc.	5,290	678,125
J&J Snack Foods Corp.	838	106,904
JM Smucker Co. (The)	12,059	1,638,215
Kellogg Co.	32,162	2,338,499
Lancaster Colony Corp.	1,426	186,877
McCormick & Co. Inc./MD	9,525	910,114
Mead Johnson Nutrition Co.	18,578	1,309,006
Tyson Foods Inc. Class A	19,784	1,242,237

		19,785,084
GAS UTILITIES — 0.41%
Atmos Energy Corp.	11,480	874,546
National Fuel Gas Co.	10,591	594,685
New Jersey Resources Corp.	11,200	422,240
Northwest Natural Gas Co.	3,889	229,062
South Jersey Industries Inc.	11,155	368,115
Southwest Gas Holdings Inc.	5,476	441,201
Spire Inc.	6,240	405,600
UGI Corp.	16,035	743,543
WGL Holdings Inc.	5,901	483,528

		4,562,520
HEALTH CARE EQUIPMENT & SUPPLIES — 2.52%
Abbott Laboratories	177,103	7,397,592
Baxter International Inc.	25,631	1,227,981
Becton Dickinson and Co.	15,211	2,696,758
Cantel Medical Corp.	161	12,463

Security	Shares	Value
CR Bard Inc.	1,586	$376,405
DENTSPLY SIRONA Inc.	5,465	309,866
Hill-Rom Holdings Inc.	3,120	183,675
Medtronic PLC	144,858	11,012,105
ResMed Inc.	13,720	926,649
STERIS PLC	6,257	443,183
Stryker Corp.	18,711	2,311,370
West Pharmaceutical Services Inc.	2,187	185,086
Zimmer Biomet Holdings Inc.	8,216	972,199

		28,055,332
HEALTH CARE PROVIDERS & SERVICES — 1.94%
AmerisourceBergen Corp.	14,205	1,239,812
Anthem Inc.	21,030	3,241,564
Cardinal Health Inc.	36,306	2,721,498
Chemed Corp.	666	110,616
Humana Inc.	3,793	752,911
McKesson Corp.	7,915	1,101,372
Owens & Minor Inc.	8,309	298,127
Patterson Companies Inc.	7,815	325,182
Quest Diagnostics Inc.	11,162	1,026,011
UnitedHealth Group Inc.	66,148	10,722,591

		21,539,684
HOTELS, RESTAURANTS & LEISURE — 2.82%
Brinker International Inc.	5,623	250,224
Cheesecake Factory Inc. (The)	2,950	177,767
Cracker Barrel Old Country Store Inc.	2,941	464,854
Darden Restaurants Inc.	15,656	1,147,272
Dunkin’ Brands Group Inc.	9,052	469,527
Marriott International Inc./MD Class A	20,395	1,725,417
McDonald’s Corp.	115,778	14,190,909
Royal Caribbean Cruises Ltd.	17,163	1,606,972
Starbucks Corp.	110,235	6,087,177
Texas Roadhouse Inc.	4,876	227,417
Vail Resorts Inc.	3,521	603,992
Wendy’s Co. (The)	19,293	261,034
Wyndham Worldwide Corp.	12,433	982,953
Yum! Brands Inc.	49,159	3,221,389

		31,416,904
HOUSEHOLD DURABLES — 0.22%
Harman International Industries Inc.	3,933	437,192
Leggett & Platt Inc.	15,878	757,698
Whirlpool Corp.	7,493	1,310,451

		2,505,341
HOUSEHOLD PRODUCTS — 4.33%
Church & Dwight Co. Inc.	18,165	821,421
Clorox Co. (The)	15,858	1,902,960
Colgate-Palmolive Co.	93,591	6,044,107
Kimberly-Clark Corp.	51,258	6,208,882
Procter & Gamble Co. (The)	378,025	33,114,990
WD-40 Co.	901	94,740

		48,187,100
INDUSTRIAL CONGLOMERATES — 1.97%
3M Co.	67,190	11,746,156

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
Carlisle Companies Inc.	3,540	$386,249
Honeywell International Inc.	77,452	9,164,121
Roper Technologies Inc.	3,130	600,490

		21,897,016
INSURANCE — 3.53%
Aflac Inc.	44,961	3,146,820
Allied World Assurance Co. Holdings AG	8,597	456,759
Allstate Corp. (The)	30,220	2,272,846
American Equity Investment Life Holding Co.	2,197	51,849
American Financial Group Inc./OH	4,865	419,217
AmTrust Financial Services Inc.	11,141	294,011
Aon PLC	13,373	1,507,137
Arthur J Gallagher & Co.	24,279	1,306,939
Aspen Insurance Holdings Ltd.	4,469	252,052
Assurant Inc.	6,202	602,400
Assured Guaranty Ltd.	8,041	312,875
Axis Capital Holdings Ltd.	8,805	563,608
Brown & Brown Inc.	6,684	281,597
Chubb Ltd.	43,284	5,691,413
Cincinnati Financial Corp.	16,314	1,151,442
Endurance Specialty Holdings Ltd.	4,691	434,809
Erie Indemnity Co. Class A	2,399	268,952
FBL Financial Group Inc. Class A	922	64,356
First American Financial Corp.	17,434	655,170
FNF Group	29,703	1,050,298
Horace Mann Educators Corp.	5,200	215,020
Lincoln National Corp.	15,155	1,023,114
Marsh & McLennan Companies Inc.	44,937	3,056,615
Primerica Inc.	1,761	132,867
Principal Financial Group Inc.	32,147	1,835,272
Prudential Financial Inc.	50,822	5,341,900
Reinsurance Group of America Inc.	3,225	404,641
RenaissanceRe Holdings Ltd.	789	107,556
RLI Corp.	1,830	108,739
Torchmark Corp.	3,756	276,216
Travelers Companies Inc. (The)	28,737	3,384,644
Unum Group	19,023	864,215
Validus Holdings Ltd.	8,926	508,782
WR Berkley Corp.	3,985	267,832
XL Group Ltd.	26,353	990,082

		39,302,045
INTERNET & DIRECT MARKETING RETAIL — 0.05%
Expedia Inc.	4,529	550,681

		550,681
INTERNET SOFTWARE & SERVICES — 0.03%
j2 Global Inc.	4,281	358,791

		358,791
IT SERVICES — 4.34%
Accenture PLC Class A	54,822	6,242,581
Automatic Data Processing Inc.	43,594	4,402,558
Booz Allen Hamilton Holding Corp.	10,589	358,120
Broadridge Financial Solutions Inc.	10,647	708,345
Convergys Corp.	6,026	149,565
Fidelity National Information Services Inc.	20,051	1,592,450
International Business Machines Corp.	130,738	22,816,396

Security	Shares	Value
Jack Henry & Associates Inc.	4,629	$415,592
MasterCard Inc. Class A	30,568	3,250,296
Paychex Inc.	43,619	2,629,790
Visa Inc. Class A	69,171	5,721,133

		48,286,826
LEISURE PRODUCTS — 0.14%
Hasbro Inc.	11,739	968,585
Polaris Industries Inc.	7,135	599,839

		1,568,424
MACHINERY — 2.40%
Albany International Corp. Class A	1,774	84,176
Barnes Group Inc.	3,015	145,112
Caterpillar Inc.	82,365	7,879,036
CLARCOR Inc.	3,050	252,571
Cummins Inc.	19,184	2,820,240
Donaldson Co. Inc.	10,029	423,725
Dover Corp.	15,877	1,234,437
Flowserve Corp.	8,587	422,137
Franklin Electric Co. Inc.	1,711	69,039
Graco Inc.	3,877	347,340
Hillenbrand Inc.	6,181	225,916
IDEX Corp.	5,031	453,595
Illinois Tool Works Inc.	28,612	3,639,446
Ingersoll-Rand PLC	18,884	1,498,445
ITT Inc.	4,640	189,637
Kennametal Inc.	8,359	298,751
Lincoln Electric Holdings Inc.	4,420	368,495
Nordson Corp.	2,567	291,432
PACCAR Inc.	22,133	1,489,772
Pentair PLC	16,207	950,216
Snap-on Inc.	4,268	774,770
Stanley Black & Decker Inc.	12,939	1,604,436
Toro Co. (The)	5,358	315,747
Trinity Industries Inc.	10,159	279,779
Wabtec Corp./DE	2,221	192,427
Xylem Inc./NY	9,855	485,950

		26,736,627
MARINE — 0.01%
Matson Inc.	3,738	133,297

		133,297
MEDIA — 2.99%
CBS Corp. Class B NVS	19,795	1,276,580
Comcast Corp. Class A	167,939	12,665,959
John Wiley & Sons Inc. Class A	4,722	260,182
Meredith Corp.	5,536	339,357
Omnicom Group Inc.	27,285	2,336,960
Scripps Networks Interactive Inc. Class A	5,900	449,344
Sinclair Broadcast Group Inc. Class A	5,906	199,327
Time Warner Inc.	58,763	5,691,197
Walt Disney Co. (The)	90,346	9,996,785

		33,215,691
METALS & MINING — 0.35%
Compass Minerals International Inc.	5,636	471,170

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
Kaiser Aluminum Corp.	1,678	$131,656
Nucor Corp.	31,862	1,850,864
Reliance Steel & Aluminum Co.	6,325	503,786
Royal Gold Inc.	3,265	235,635
Steel Dynamics Inc.	15,525	524,900
Worthington Industries Inc.	2,612	124,827

		3,842,838
MULTI-UTILITIES — 1.37%
Avista Corp.	9,608	371,253
Black Hills Corp.	6,628	414,581
CMS Energy Corp.	36,851	1,569,853
DTE Energy Co.	25,187	2,484,446
MDU Resources Group Inc.	22,172	650,748
NiSource Inc.	42,613	953,253
NorthWestern Corp.	7,475	426,897
SCANA Corp.	19,966	1,371,664
Sempra Energy	33,733	3,453,922
Vectren Corp.	12,093	663,785
WEC Energy Group Inc.	49,395	2,916,775

		15,277,177
MULTILINE RETAIL — 0.68%
Dillard’s Inc. Class A	681	38,436
Kohl’s Corp.	27,192	1,083,057
Macy’s Inc.	47,612	1,406,459
Target Corp.	77,900	5,022,992

		7,550,944
OIL, GAS & CONSUMABLE FUELS — 3.63%
Exxon Mobil Corp.	375,199	31,475,444
Marathon Petroleum Corp.	68,166	3,275,376
Phillips 66	57,061	4,657,319
Tesoro Corp.	12,406	1,003,025

		40,411,164
PAPER & FOREST PRODUCTS — 0.01%
Neenah Paper Inc.	1,081	88,804

		88,804
PERSONAL PRODUCTS — 0.16%
Estee Lauder Companies Inc. (The) Class A	17,214	1,397,949
Nu Skin Enterprises Inc. Class A	6,728	349,049

		1,746,998
PHARMACEUTICALS — 8.96%
Bristol-Myers Squibb Co.	203,779	10,017,775
Johnson & Johnson	292,711	33,149,521
Merck & Co. Inc.	375,572	23,281,708
Perrigo Co. PLC	4,151	316,099
Pfizer Inc.	1,038,130	32,939,865

		99,704,968
PROFESSIONAL SERVICES — 0.22%
CEB Inc.	4,087	312,451
Dun & Bradstreet Corp. (The)	2,354	288,647

Security	Shares	Value
Equifax Inc.	6,049	$709,427
Insperity Inc.	1,175	84,013
ManpowerGroup Inc.	5,639	538,299
Robert Half International Inc.	10,534	495,730

		2,428,567
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	957	98,600

		98,600
ROAD & RAIL — 1.26%
CSX Corp.	80,806	3,748,590
JB Hunt Transport Services Inc.	3,474	344,204
Kansas City Southern	7,363	632,555
Ryder System Inc.	4,997	387,767
Union Pacific Corp.	83,494	8,898,791

		14,011,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.13%
Analog Devices Inc.	31,631	2,370,427
Broadcom Ltd.	21,286	4,246,557
KLA-Tencor Corp.	18,965	1,614,111
Linear Technology Corp.	21,959	1,386,272
Maxim Integrated Products Inc.	42,077	1,871,585
Microchip Technology Inc.	21,495	1,447,688
MKS Instruments Inc.	3,344	220,370
QUALCOMM Inc.	203,021	10,847,412
Texas Instruments Inc.	123,214	9,307,585
Xilinx Inc.	26,799	1,559,702

		34,871,709
SOFTWARE — 4.05%
Activision Blizzard Inc.	21,071	847,265
Intuit Inc.	12,644	1,499,326
Microsoft Corp.	537,794	34,768,382
Oracle Corp.	197,654	7,927,902

		45,042,875
SPECIALTY RETAIL — 2.89%
Best Buy Co. Inc.	28,059	1,249,187
Chico’s FAS Inc.	11,424	154,110
DSW Inc. Class A	11,441	242,092
Foot Locker Inc.	8,427	577,587
Gap Inc. (The)	31,964	736,131
Group 1 Automotive Inc.	1,238	100,018
Home Depot Inc. (The)	112,860	15,527,279
L Brands Inc.	34,327	2,066,829
Lithia Motors Inc. Class A	1,396	143,955
Lowe’s Companies Inc.	70,912	5,182,249
Monro Muffler Brake Inc.	1,655	99,134
Penske Automotive Group Inc.	3,947	214,559
Ross Stores Inc.	13,929	920,846
Signet Jewelers Ltd.	3,339	259,340
Tiffany & Co.	10,155	799,402
TJX Companies Inc. (The)	38,613	2,892,886
Tractor Supply Co.	7,072	520,994
Williams-Sonoma Inc.	9,469	456,500

		32,143,098

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.24%
Apple Inc.	297,285	$36,075,535

		36,075,535
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
Columbia Sportswear Co.	1,533	83,349
NIKE Inc. Class B	73,043	3,863,975
Ralph Lauren Corp.	4,852	429,062
VF Corp.	37,940	1,953,151

		6,329,537
THRIFTS & MORTGAGE FINANCE — 0.07%
EverBank Financial Corp.	6,145	119,397
Northwest Bancshares Inc.	14,481	247,191
Provident Financial Services Inc.	6,791	179,758
Washington Federal Inc.	6,631	217,828

		764,174
TOBACCO — 0.66%
Reynolds American Inc.	122,258	7,351,374

		7,351,374
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Applied Industrial Technologies Inc.	3,158	190,901
Fastenal Co.	31,367	1,558,313
GATX Corp.	4,646	268,632
MSC Industrial Direct Co. Inc. Class A	3,847	392,971
WW Grainger Inc.	5,057	1,277,246

		3,688,063
WATER UTILITIES — 0.19%
American States Water Co.	3,822	167,327
American Water Works Co. Inc.	16,038	1,177,831
Aqua America Inc.	19,985	607,744
California Water Service Group	4,305	148,522

		2,101,424
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	8,884	272,295

		272,295

TOTAL COMMON STOCKS
(Cost: $1,046,618,691)		1,110,236,778

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	2,418,536	$2,418,536

		2,418,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,418,537)		2,418,536

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $1,049,037,228)[d]		1,112,655,314
Other Assets, Less Liabilities — (0.03)%		(299,922)

NET ASSETS — 100.00%		$1,112,355,392

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,057,866,008. Net unrealized appreciation was $54,789,306, of which $75,603,363 represented gross unrealized appreciation on securities and $20,814,057 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	6,395	9,232	(2,594)	13,033	$4,874,081	$56,803	$74,551
PNC Financial Services Group Inc. (The)	22,942	36,136	(16,764)	42,314	5,097,145	55,352	56,150

					$9,971,226	$112,155	$130,701

Schedule 2 — Futures Contracts

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	17	Mar. 2017	Chicago Mercantile	$1,918,319	$1,933,325	$15,006

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,110,236,778	$—	$—	$1,110,236,778
Money market funds	2,418,536	—	—	2,418,536

Total	$1,112,655,314	$—	$—	$1,112,655,314

Derivative financial instruments[a]:
Assets:
Futures contracts	$15,006	$—	$—	$15,006

Total	$15,006	$—	$—	$15,006

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments  (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.14%
Lockheed Martin Corp.	289,082	$72,654,979

		72,654,979
AIR FREIGHT & LOGISTICS — 1.30%
United Parcel Service Inc. Class B	761,208	83,070,629

		83,070,629
BEVERAGES — 6.46%
Coca-Cola Co. (The)	5,525,365	229,689,423
PepsiCo Inc.	1,762,772	182,940,478

		412,629,901
CAPITAL MARKETS — 0.51%
Cohen & Steers Inc.	24,508	855,084
Eaton Vance Corp. NVS	124,994	5,240,999
Federated Investors Inc. Class B	131,722	3,426,089
Janus Capital Group Inc.	192,658	2,408,225
T Rowe Price Group Inc.	284,274	19,171,439
WisdomTree Investments Inc.	126,658	1,304,577

		32,406,413
COMMUNICATIONS EQUIPMENT — 3.52%
Cisco Systems Inc.	7,317,782	224,802,263

		224,802,263
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.98%
AT&T Inc.	12,237,196	515,920,183
Verizon Communications Inc.	7,694,486	377,106,759

		893,026,942
ELECTRIC UTILITIES — 3.90%
ALLETE Inc.	68,964	4,506,797
Alliant Energy Corp.	309,795	11,663,782
American Electric Power Co. Inc.	808,584	51,797,891
IDACORP Inc.	59,754	4,781,515
NextEra Energy Inc.	580,099	71,769,848
Otter Tail Corp.	52,836	1,999,843
Pinnacle West Capital Corp.	164,070	12,736,754
Portland General Electric Co.	115,550	5,039,135
PPL Corp.	1,310,227	45,648,309
Westar Energy Inc.	160,079	8,754,721
Xcel Energy Inc.	737,017	30,453,542

		249,152,137
ELECTRICAL EQUIPMENT — 0.82%
Emerson Electric Co.	889,307	52,166,749

		52,166,749

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
AVX Corp.	55,055	$891,891
National Instruments Corp.	119,798	3,764,053

		4,655,944
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.07%
Colony NorthStar Inc. Class A	316,130	4,400,529

		4,400,529
FOOD & STAPLES RETAILING — 1.87%
Wal-Mart Stores Inc.	1,790,899	119,524,599

		119,524,599
FOOD PRODUCTS — 2.10%
General Mills Inc.	756,759	47,282,302
Kellogg Co.	302,859	22,020,878
Kraft Heinz Co. (The)	724,499	64,690,516

		133,993,696
HOTELS, RESTAURANTS & LEISURE — 3.62%
Carnival Corp.	461,806	25,574,816
Cracker Barrel Old Country Store Inc.	28,032	4,430,738
Las Vegas Sands Corp.	705,237	37,081,362
McDonald’s Corp.	1,093,118	133,983,473
Yum! Brands Inc.	462,007	30,275,319

		231,345,708
HOUSEHOLD DURABLES — 0.14%
Garmin Ltd.	190,310	9,190,070

		9,190,070
HOUSEHOLD PRODUCTS — 5.82%
Kimberly-Clark Corp.	483,929	58,618,320
Procter & Gamble Co. (The)	3,573,935	313,076,706

		371,695,026
INSURANCE — 0.26%
American National Insurance Co.	9,167	1,068,781
Arthur J Gallagher & Co.	226,770	12,207,029
Mercury General Corp.	50,884	3,218,413

		16,494,223
IT SERVICES — 3.76%
International Business Machines Corp.	1,234,448	215,435,865
Paychex Inc.	411,126	24,786,786

		240,222,651
LEISURE PRODUCTS — 0.30%
Mattel Inc.	735,491	19,277,219

		19,277,219

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2017

Security	Shares	Value
MACHINERY — 0.41%
Cummins Inc.	180,675	$26,561,032

		26,561,032
MULTI-UTILITIES — 1.92%
CMS Energy Corp.	360,428	15,354,233
DTE Energy Co.	238,500	23,525,640
Public Service Enterprise Group Inc.	835,876	36,987,513
SCANA Corp.	188,555	12,953,729
Vectren Corp.	114,905	6,307,135
WEC Energy Group Inc.	465,907	27,511,808

		122,640,058
OIL, GAS & CONSUMABLE FUELS — 16.97%
Chevron Corp.	2,991,677	333,123,234
Exxon Mobil Corp.	5,930,008	497,468,371
Occidental Petroleum Corp.	1,420,877	96,292,834
ONEOK Inc.	379,340	20,905,428
Phillips 66	538,298	43,935,883
Spectra Energy Corp.	1,161,691	48,384,430
Valero Energy Corp.	675,287	44,406,873

		1,084,517,053
PHARMACEUTICALS — 15.63%
Eli Lilly & Co.	1,234,783	95,115,334
Johnson & Johnson	3,289,651	372,552,976
Merck & Co. Inc.	3,546,101	219,822,801
Pfizer Inc.	9,801,599	311,004,736

		998,495,847
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.48%
Intel Corp.	5,828,434	214,602,940
KLA-Tencor Corp.	178,144	15,161,836
Maxim Integrated Products Inc.	398,120	17,708,378
QUALCOMM Inc.	1,923,394	102,766,941

		350,240,095
SOFTWARE — 0.21%
CA Inc.	425,336	13,300,257

		13,300,257
SPECIALTY RETAIL — 0.30%
L Brands Inc.	323,110	19,454,453

		19,454,453
TEXTILES, APPAREL & LUXURY GOODS — 0.24%
Coach Inc.	418,523	15,631,834

		15,631,834
THRIFTS & MORTGAGE FINANCE — 0.03%
Provident Financial Services Inc.	65,326	1,729,179

		1,729,179

Security	Shares	Value
TOBACCO — 9.02%
Altria Group Inc.	3,054,222	$217,399,522
Philip Morris International Inc.	3,014,731	289,806,091
Reynolds American Inc.	1,153,059	69,333,438

		576,539,051

TOTAL COMMON STOCKS
(Cost: $6,029,785,192)		6,379,818,537

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds:Treasury, SL Agency Shares
0.46%[a,b]	19,413,585	19,413,585

		19,413,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,413,585)		19,413,585

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $6,049,198,777)[c]		6,399,232,122
Other Assets, Less Liabilities — (0.15)%		(9,667,110)

NET ASSETS — 100.00%		$6,389,565,012

NVS — Non-Voting Shares

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,102,461,627. Net unrealized appreciation was $296,770,495, of which $459,614,621 represented gross unrealized appreciation on securities and $162,844,126 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Open futures contracts as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	84	Mar. 2017	Chicago Mercantile	$9,404,544	$9,552,900	$148,356

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,379,818,537	$—	$—	$6,379,818,537
Money market funds	19,413,585	—	—	19,413,585

Total	$6,399,232,122	$—	$—	$6,399,232,122

Derivative financial instruments[a]:
Assets:
Futures contracts	$148,356	$—	$—	$148,356

Total	$148,356	$—	$—	$148,356

a Shown at the unrealized appreciation (depreciation) on the contracts.

11

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. REIT ETFa

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

DIVERSIFIED REITS — 6.78%
American Assets Trust Inc.	3,839	$164,809
Armada Hoffler Properties Inc.	3,928	54,128
Empire State Realty Trust Inc. Class A	12,191	249,794
First Potomac Realty Trust	5,937	60,795
Forest City Realty Trust Inc. Class A	22,941	519,384
Gladstone Commercial Corp.	2,337	45,899
Global Net Lease Inc.	16,671	129,200
Gramercy Property Trust	13,603	358,303
Investors Real Estate Trust	12,666	81,569
Lexington Realty Trust	23,073	247,342
Liberty Property Trust	14,376	551,895
One Liberty Properties Inc.	1,633	37,820
PS Business Parks Inc.	2,021	226,433
Select Income REIT	6,867	171,744
Spirit Realty Capital Inc.	44,714	470,391
STORE Capital Corp.	15,076	356,698
VEREIT Inc.	93,715	799,389
Washington REIT	7,382	232,164
WP Carey Inc.	8,772	543,338

		5,301,095
HEALTH CARE REITS — 11.97%
Care Capital Properties Inc.	8,381	207,095
CareTrust REIT Inc.	6,046	91,657
Community Healthcare Trust Inc.	1,346	29,033
Global Medical REIT Inc.	1,696	15,010
HCP Inc.	45,073	1,366,613
Healthcare Realty Trust Inc.	11,286	340,950
Healthcare Trust of America Inc. Class A	13,849	402,590
LTC Properties Inc.	3,942	183,973
MedEquities Realty Trust Inc.	2,205	24,034
Medical Properties Trust Inc.	31,290	398,947
National Health Investors Inc.	3,587	265,402
New Senior Investment Group Inc.	8,251	82,593
Omega Healthcare Investors Inc.[b]	16,758	537,429
Physicians Realty Trust	13,429	249,108
Quality Care Properties Inc.[c]	9,149	168,891
Sabra Health Care REIT Inc.	6,624	168,250
Senior Housing Properties Trust	20,300	386,715
Ventas Inc.	34,286	2,114,418
Welltower Inc.	35,098	2,326,997

		9,359,705
HOTEL & RESORT REITS — 5.94%
Apple Hospitality REIT Inc.	20,724	414,895
Ashford Hospitality Prime Inc.	2,451	32,941
Ashford Hospitality Trust Inc.	9,238	70,209
Chatham Lodging Trust	3,346	67,388
Chesapeake Lodging Trust	6,088	155,853
DiamondRock Hospitality Co.	19,729	222,346
FelCor Lodging Trust Inc.	13,732	105,736
Hersha Hospitality Trust	3,686	73,683
Hospitality Properties Trust	14,122	439,618
Host Hotels & Resorts Inc.	72,429	1,308,792

Security	Shares	Value
LaSalle Hotel Properties	11,098	$334,827
Pebblebrook Hotel Trust	7,046	210,746
RLJ Lodging Trust	12,161	282,257
Ryman Hospitality Properties Inc.	4,750	290,605
Summit Hotel Properties Inc.	8,393	132,861
Sunstone Hotel Investors Inc.	21,169	311,608
Xenia Hotels & Resorts Inc.	10,444	191,647

		4,646,012
INDUSTRIAL REITS — 5.82%
DCT Industrial Trust Inc.	8,876	396,668
Duke Realty Corp.	34,420	837,439
First Industrial Realty Trust Inc.	11,394	294,535
Monmouth Real Estate Investment Corp.	6,803	99,324
Prologis Inc.	50,723	2,477,819
Rexford Industrial Realty Inc.	6,592	149,704
STAG Industrial Inc.	7,432	171,976
Terreno Realty Corp.	4,680	127,249

		4,554,714
OFFICE REITS — 13.50%
Alexandria Real Estate Equities Inc.	7,709	854,311
Boston Properties Inc.	14,856	1,944,650
Brandywine Realty Trust	17,112	275,503
Columbia Property Trust Inc.	12,074	268,646
Corporate Office Properties Trust	9,234	293,826
Cousins Properties Inc.	33,352	283,492
Douglas Emmett Inc.	13,642	516,213
Easterly Government Properties Inc.	3,765	74,170
Equity Commonwealth[c]	12,334	380,381
Franklin Street Properties Corp.	10,176	129,744
Highwoods Properties Inc.	9,782	502,893
Hudson Pacific Properties Inc.	13,960	494,324
Kilroy Realty Corp.	8,940	669,159
Mack-Cali Realty Corp.	8,707	243,970
NorthStar Realty Europe Corp.	5,964	71,628
Paramount Group Inc.[b]	14,601	243,691
Parkway Inc.[c]	4,237	90,206
Piedmont Office Realty Trust Inc. Class Ab	14,200	308,424
SL Green Realty Corp.	9,828	1,070,957
Tier REIT Inc.	5,046	91,888
Vornado Realty Trust	16,413	1,744,866

		10,552,942
RESIDENTIAL REITS — 15.64%
American Campus Communities Inc.	12,841	624,329
American Homes 4 Rent Class A	21,709	483,677
Apartment Investment & Management Co. Class A	15,190	669,423
AvalonBay Communities Inc.	13,250	2,296,358
Bluerock Residential Growth REIT Inc.	2,428	31,758
Camden Property Trust	8,492	709,676
Colony Starwood Homes	4,903	154,199
Education Realty Trust Inc.	7,129	286,657
Equity Lifestyle Properties Inc.	7,533	556,990
Equity Residential	34,886	2,120,022
Essex Property Trust Inc.	6,357	1,425,875
Independence Realty Trust Inc.[b]	6,506	60,050
Mid-America Apartment Communities Inc.	10,983	1,042,836
Monogram Residential Trust Inc.	17,005	172,941
NexPoint Residential Trust Inc.	1,963	45,365
Preferred Apartment Communities Inc. Class A	2,822	38,210

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETFa

January 31, 2017

Security	Shares	Value
Silver Bay Realty Trust Corp.	3,641	$61,351
Sun Communities Inc.	6,342	499,496
UDR Inc.	25,920	905,904
UMH Properties Inc.	2,913	42,676

		12,227,793
RETAIL REITS — 22.38%
Acadia Realty Trust	7,842	249,689
Agree Realty Corp.	2,478	116,218
Alexander’s Inc.	215	90,904
Brixmor Property Group Inc.	29,562	713,331
CBL & Associates Properties Inc.	16,745	181,683
Cedar Realty Trust Inc.[b]	7,710	46,337
DDR Corp.	30,195	458,360
Equity One Inc.	9,126	284,640
Federal Realty Investment Trust[b]	6,965	978,095
Getty Realty Corp.	2,743	70,742
GGP Inc.	48,833	1,213,012
Kimco Realty Corp.	41,224	1,026,065
Kite Realty Group Trust	8,242	197,973
Macerich Co. (The)	13,933	957,058
National Retail Properties Inc.[b]	14,290	623,044
Pennsylvania REIT	6,738	120,677
Ramco-Gershenson Properties Trust	7,999	130,064
Realty Income Corp.	24,962	1,488,484
Regency Centers Corp.	10,151	707,829
Retail Opportunity Investments Corp.	10,377	219,992
Retail Properties of America Inc. Class A	23,037	344,864
Saul Centers Inc.	1,437	91,235
Simon Property Group Inc.	30,392	5,585,138
Tanger Factory Outlet Centers Inc.	9,341	319,369
Taubman Centers Inc.	5,857	414,910
Urban Edge Properties	8,613	240,906
Urstadt Biddle Properties Inc. Class A	240	5,388
Washington Prime Group Inc.	18,386	177,425
Weingarten Realty Investors	11,193	398,807
Whitestone REIT[b]	3,282	45,653

		17,497,892
SPECIALIZED REITS — 17.83%
American Farmland Co.	1,030	8,631
CoreCivic Inc.	10,999	319,411
CoreSite Realty Corp.	3,315	285,521
CubeSmart	17,578	441,735
CyrusOne Inc.	7,483	360,381
Digital Realty Trust Inc.[b]	15,435	1,661,269
DuPont Fabros Technology Inc.	7,361	349,500
EPR Properties	6,132	453,584
Equinix Inc.	6,880	2,648,663
Extra Space Storage Inc.	11,424	823,099
Farmland Partners Inc.	2,002	22,743
Four Corners Property Trust Inc.	5,595	122,027
Gaming and Leisure Properties Inc.	19,944	630,829
GEO Group Inc. (The)	7,172	297,782
Gladstone Land Corp.	989	11,927
Iron Mountain Inc.	23,288	833,710
Lamar Advertising Co. Class A	8,040	607,181
Life Storage Inc.	4,516	367,828
National Storage Affiliates Trust	4,020	89,445
Outfront Media Inc.	13,439	368,632
Public Storage	14,034	3,017,310

Security	Shares	Value
QTS Realty Trust Inc. Class A	4,438	$223,631

		13,944,839

TOTAL COMMON STOCKS
(Cost: $67,292,001)		78,084,992

SHORT-TERM INVESTMENTS — 3.43%

MONEY MARKET FUNDS — 3.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	2,545,842	2,546,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	135,430	135,430

		2,682,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,681,638)		2,682,036

TOTAL INVESTMENTS IN SECURITIES — 103.29%
(Cost: $69,973,639)[g]		80,767,028
Other Assets, Less Liabilities — (3.29)%		(2,575,517)

NET ASSETS — 100.00%		$78,191,511

[a]	Formerly the iShares Real Estate 50 ETF.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $70,874,901. Net unrealized appreciation was $9,892,127, of which $11,847,047 represented gross unrealized appreciation on securities and $1,954,920 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$78,084,992	$—	$—	$78,084,992
Money market funds	2,682,036	—	—	2,682,036

Total	$80,767,028	$—	$—	$80,767,028

13

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.16%
Arconic Inc.	19,817	$451,629
B/E Aerospace Inc.	4,727	290,569
Boeing Co. (The)	26,241	4,288,304
BWX Technologies Inc.	4,511	187,161
Curtiss-Wright Corp.	1,994	195,532
DigitalGlobe Inc.[a,b]	3,011	84,459
Esterline Technologies Corp.[a]	1,351	115,713
General Dynamics Corp.	13,055	2,363,999
HEICO Corp.	925	71,179
HEICO Corp. Class A	1,571	104,157
Hexcel Corp.	4,258	218,648
Huntington Ingalls Industries Inc.	2,114	410,032
KLX Inc.[a]	2,412	118,164
L3 Technologies Inc.	3,546	562,715
Lockheed Martin Corp.	11,489	2,887,530
Moog Inc. Class Aa	1,498	98,673
Northrop Grumman Corp.	8,034	1,840,429
Orbital ATK Inc.	2,711	235,722
Raytheon Co.	13,393	1,930,735
Rockwell Collins Inc.	5,903	535,756
Spirit AeroSystems Holdings Inc. Class A	5,806	348,650
Teledyne Technologies Inc.[a]	1,630	200,278
Textron Inc.	12,242	579,904
TransDigm Group Inc.	2,282	493,825
Triumph Group Inc.	2,097	56,095
United Technologies Corp.	35,014	3,839,985

		22,509,843
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	6,416	488,001
Expeditors International of Washington Inc.	8,174	425,702
FedEx Corp.	11,149	2,108,387
Hub Group Inc. Class Aa	1,542	68,388
United Parcel Service Inc. Class B	31,437	3,430,720
XPO Logistics Inc.[a,b]	3,714	166,164

		6,687,362
AIRLINES — 0.59%
Alaska Air Group Inc.	5,621	527,362
Allegiant Travel Co.	599	103,028
American Airlines Group Inc.	23,762	1,051,469
Delta Air Lines Inc.	33,551	1,584,949
JetBlue Airways Corp.[a]	14,660	287,483
Southwest Airlines Co.	28,017	1,465,569
Spirit Airlines Inc.[a,b]	3,229	174,495
United Continental Holdings Inc.[a]	13,165	927,738

		6,122,093
AUTO COMPONENTS — 0.35%
Adient PLC[a]	4,292	272,499
Autoliv Inc.	4,037	466,919
BorgWarner Inc.	9,162	374,085
Cooper Tire & Rubber Co.	2,552	92,510

Security	Shares	Value
Dana Inc.	6,434	$129,581
Delphi Automotive PLC	12,351	865,311
Gentex Corp.	13,260	277,001
Goodyear Tire & Rubber Co. (The)	12,034	389,781
Lear Corp.	3,176	451,278
Tenneco Inc.[a]	2,473	166,804
Visteon Corp.[a]	1,596	142,954

		3,628,723
AUTOMOBILES — 0.64%
Ford Motor Co.	177,979	2,199,820
General Motors Co.	63,259	2,315,912
Harley-Davidson Inc.	7,988	455,636
Tesla Motors Inc.[a,b]	5,681	1,431,214
Thor Industries Inc.	2,208	228,528

		6,631,110
BANKS — 6.46%
Associated Banc-Corp.	6,614	167,334
BancorpSouth Inc.	3,999	118,770
Bank of America Corp.	461,423	10,446,617
Bank of Hawaii Corp.	1,961	168,470
Bank of the Ozarks Inc.	4,110	225,516
BankUnited Inc.	4,645	177,439
BB&T Corp.	37,092	1,713,279
BOK Financial Corp.	1,023	84,132
Cathay General Bancorp.	3,472	126,520
CIT Group Inc.	9,334	384,467
Citigroup Inc.	130,126	7,264,935
Citizens Financial Group Inc.	23,342	844,280
Comerica Inc.	7,813	527,612
Commerce Bancshares Inc./MO	3,934	222,389
Cullen/Frost Bankers Inc.	2,594	231,904
East West Bancorp. Inc.	6,678	343,516
Fifth Third Bancorp.	34,456	899,302
First Financial Bankshares Inc.	2,950	125,818
First Horizon National Corp.	10,505	210,100
First Republic Bank/CA	7,046	664,649
FNB Corp./PA	9,342	139,569
Fulton Financial Corp.	8,103	147,475
Glacier Bancorp. Inc.	3,432	121,939
Hancock Holding Co.	3,506	160,750
Huntington Bancshares Inc./OH	49,661	671,913
IBERIABANK Corp.	2,030	166,764
International Bancshares Corp.	2,724	101,060
Investors Bancorp. Inc.	14,126	202,708
JPMorgan Chase & Co.	163,393	13,827,950
KeyCorp	49,283	885,616
M&T Bank Corp.	7,071	1,149,532
MB Financial Inc.	3,276	145,880
PacWest Bancorp.	5,561	308,079
People’s United Financial Inc.	14,145	265,219
PNC Financial Services Group Inc. (The)[c]	22,186	2,672,526
Popular Inc.	4,657	206,911
PrivateBancorp. Inc.	3,674	200,821
Prosperity Bancshares Inc.	3,180	230,963
Regions Financial Corp.	56,429	813,142
Signature Bank/New York NYa	2,463	387,972
SunTrust Banks Inc.	22,501	1,278,507
SVB Financial Group[a]	2,355	405,602
Synovus Financial Corp.	5,625	234,450
TCF Financial Corp.	7,761	134,653

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Texas Capital Bancshares Inc.[a]	2,235	$184,387
Trustmark Corp.	3,191	107,281
U.S. Bancorp.	73,060	3,846,609
UMB Financial Corp.	2,027	156,363
Umpqua Holdings Corp.	9,885	180,994
United Bankshares Inc./WV	3,689	165,267
Valley National Bancorp.	11,491	139,156
Webster Financial Corp.	4,147	217,800
Wells Fargo & Co.	206,398	11,626,399
Western Alliance Bancorp.[a]	4,362	215,396
Wintrust Financial Corp.	2,343	167,759
Zions BanCorp.	9,377	395,616

		67,210,077
BEVERAGES — 1.75%
Brown-Forman Corp. Class A	2,725	127,476
Brown-Forman Corp. Class B	8,302	378,571
Coca-Cola Co. (The)	177,262	7,368,781
Constellation Brands Inc. Class A	8,149	1,220,394
Dr Pepper Snapple Group Inc.	8,354	761,885
Molson Coors Brewing Co. Class B	8,408	811,540
Monster Beverage Corp.[a]	18,445	785,757
PepsiCo Inc.	65,500	6,797,590

		18,251,994
BIOTECHNOLOGY — 2.82%
AbbVie Inc.	74,270	4,538,640
ACADIA Pharmaceuticals Inc.[a,b]	4,454	154,064
Agios Pharmaceuticals Inc.[a,b]	1,456	62,652
Alexion Pharmaceuticals Inc.[a]	10,268	1,341,822
Alkermes PLC[a]	7,025	380,123
Alnylam Pharmaceuticals Inc.[a]	3,196	127,808
Amgen Inc.	33,990	5,325,553
AquaBounty Technologies Inc.[a,b]	42	580
Biogen Inc.[a]	9,924	2,751,330
BioMarin Pharmaceutical Inc.[a]	7,883	690,787
Bluebird Bio Inc.[a]	1,853	138,048
Celgene Corp.[a]	35,437	4,116,008
Dyax Corp.	7,366	16,868
Gilead Sciences Inc.	60,216	4,362,649
Incyte Corp.[a]	7,971	966,165
Intercept Pharmaceuticals Inc.[a,b]	780	85,605
Intrexon Corp.[a,b]	2,809	59,438
Ionis Pharmaceuticals Inc.[a,b]	5,467	243,281
Juno Therapeutics Inc.[a,b]	3,467	73,986
Kite Pharma Inc.[a,b]	2,025	103,214
Ligand Pharmaceuticals Inc.[a]	841	89,154
Myriad Genetics Inc.[a,b]	3,254	52,650
Neurocrine Biosciences Inc.[a]	3,887	166,791
Novavax Inc.[a,b]	12,661	16,586
OPKO Health Inc.[a,b]	16,908	146,931
Portola Pharmaceuticals Inc.[a,b]	2,783	75,837
Radius Health Inc.[a,b]	1,750	76,160
Regeneron Pharmaceuticals Inc.[a]	3,466	1,245,299
Seattle Genetics Inc.[a,b]	4,348	261,923
TESARO Inc.[a,b]	1,568	255,333
Ultragenyx Pharmaceutical Inc.[a,b]	1,735	130,142
United Therapeutics Corp.[a]	1,936	316,788
Vertex Pharmaceuticals Inc.[a]	11,341	973,852

		29,346,067

Security	Shares	Value
BUILDING PRODUCTS — 0.40%
Allegion PLC	4,308	$282,906
AO Smith Corp.	6,778	330,428
Armstrong World Industries Inc.[a]	2,357	94,162
Fortune Brands Home & Security Inc.	7,132	393,187
Johnson Controls International PLC	42,717	1,878,694
Lennox International Inc.	1,747	273,947
Masco Corp.	15,042	495,634
Owens Corning	5,097	281,609
USG Corp.[a,b]	4,254	130,130

		4,160,697
CAPITAL MARKETS — 2.76%
Affiliated Managers Group Inc.[a]	2,521	384,100
Ameriprise Financial Inc.	7,246	813,508
Bank of New York Mellon Corp. (The)	48,217	2,156,746
BlackRock Inc.[c]	5,555	2,077,459
CBOE Holdings Inc.	3,746	298,257
Charles Schwab Corp. (The)	55,011	2,268,654
CME Group Inc.	15,475	1,873,713
Donnelley Financial Solutions Inc.[a]	1,176	28,318
E*TRADE Financial Corp.[a]	12,383	463,743
Eaton Vance Corp. NVS	5,297	222,103
FactSet Research Systems Inc.	1,852	320,489
Federated Investors Inc. Class B	3,986	103,676
Financial Engines Inc.	2,527	97,416
Franklin Resources Inc.	15,731	625,150
Goldman Sachs Group Inc. (The)	16,909	3,877,572
Intercontinental Exchange Inc.	27,256	1,590,660
Invesco Ltd.	18,749	542,221
Janus Capital Group Inc.	6,516	81,450
Lazard Ltd. Class A	5,992	254,540
Legg Mason Inc.	4,150	131,514
LPL Financial Holdings Inc.	3,731	146,628
MarketAxess Holdings Inc.	1,743	326,377
Moody’s Corp.	7,557	783,434
Morgan Stanley	65,760	2,794,142
MSCI Inc.	4,268	353,177
Nasdaq Inc.	5,139	362,505
Northern Trust Corp.	9,717	806,122
Raymond James Financial Inc.	5,786	433,545
S&P Global Inc.	11,877	1,427,378
SEI Investments Co.	6,068	294,359
State Street Corp.	16,617	1,266,215
Stifel Financial Corp.[a]	3,092	155,620
T Rowe Price Group Inc.	11,158	752,496
TD Ameritrade Holding Corp.	11,020	508,573
Waddell & Reed Financial Inc. Class A	3,683	66,478

		28,688,338
CHEMICALS — 2.24%
AdvanSix Inc.[a]	1,383	35,529
Air Products & Chemicals Inc.	9,899	1,383,484
Albemarle Corp.	5,194	481,172
Ashland Global Holdings Inc.	2,806	333,998
Axalta Coating Systems Ltd.[a]	9,724	281,996
Cabot Corp.	2,929	162,179
Celanese Corp. Series A	6,520	550,288
CF Industries Holdings Inc.	10,767	379,967
Chemours Co. (The)	8,368	221,083

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Chemtura Corp.[a]	2,927	$96,884
Dow Chemical Co. (The)	51,137	3,049,299
Eastman Chemical Co.	6,758	523,745
Ecolab Inc.	12,012	1,443,002
EI du Pont de Nemours & Co.	39,644	2,993,122
FMC Corp.	6,168	371,067
GCP Applied Technologies Inc.[a]	3,089	83,249
HB Fuller Co.	2,361	116,563
Huntsman Corp.	9,069	184,917
Ingevity Corp.[a]	1,924	106,955
International Flavors & Fragrances Inc.	3,644	427,113
LyondellBasell Industries NV Class A	15,203	1,417,984
Minerals Technologies Inc.	1,663	133,289
Monsanto Co.	19,974	2,163,384
Mosaic Co. (The)	16,156	506,814
NewMarket Corp.	418	180,229
Olin Corp.	7,695	201,686
Platform Specialty Products Corp.[a,b]	10,080	122,371
PolyOne Corp.	3,677	125,422
PPG Industries Inc.	12,033	1,203,420
Praxair Inc.	13,016	1,541,615
RPM International Inc.	6,110	319,309
Scotts Miracle-Gro Co. (The) Class A	1,982	182,285
Sensient Technologies Corp.	2,074	159,179
Sherwin-Williams Co. (The)	3,677	1,117,109
Valspar Corp. (The)	3,326	368,088
Westlake Chemical Corp.	1,750	108,343
WR Grace & Co.	3,131	217,104

		23,293,243
COMMERCIAL SERVICES & SUPPLIES — 0.43%
Cintas Corp.	3,940	457,473
Clean Harbors Inc.[a]	2,465	136,807
Copart Inc.[a]	4,676	265,316
Covanta Holding Corp.	5,749	92,559
Deluxe Corp.	2,206	160,707
Healthcare Services Group Inc.	3,232	128,472
Herman Miller Inc.	2,651	82,711
HNI Corp.	2,024	102,030
KAR Auction Services Inc.	6,274	285,781
LSC Communications Inc.	1,176	30,835
MSA Safety Inc.	1,493	106,526
Pitney Bowes Inc.	8,189	130,369
Republic Services Inc.	10,606	608,572
Rollins Inc.	4,492	158,388
RR Donnelley & Sons Co.	3,144	53,920
Stericycle Inc.[a]	3,924	302,697
Tetra Tech Inc.	2,578	112,659
Waste Management Inc.	18,519	1,287,070

		4,502,892
COMMUNICATIONS EQUIPMENT — 1.14%
Arista Networks Inc.[a,b]	1,930	181,420
ARRIS International PLC[a]	8,568	244,873
Brocade Communications Systems Inc.	18,239	227,440
Ciena Corp.[a]	6,183	150,494
Cisco Systems Inc.	229,255	7,042,714
CommScope Holding Co. Inc.[a]	8,782	332,135
EchoStar Corp. Class Aa	2,178	110,926
F5 Networks Inc.[a]	2,966	397,533
Finisar Corp.[a]	5,191	153,498
Harris Corp.	5,672	582,571

Security	Shares	Value
InterDigital Inc./PA	1,625	$151,775
Juniper Networks Inc.	17,294	463,133
Lumentum Holdings Inc.[a]	2,409	91,422
Motorola Solutions Inc.	7,544	608,876
NetScout Systems Inc.[a]	4,305	143,357
Palo Alto Networks Inc.[a,b]	4,203	620,195
Plantronics Inc.	1,611	91,150
ViaSat Inc.[a,b]	2,341	151,954
Viavi Solutions Inc.[a]	10,380	92,901

		11,838,367
CONSTRUCTION & ENGINEERING — 0.18%
AECOM[a]	7,040	259,987
Chicago Bridge & Iron Co. NV	4,686	155,622
Dycom Industries Inc.[a]	1,396	112,602
EMCOR Group Inc.	2,745	191,299
Fluor Corp.	6,430	356,865
Jacobs Engineering Group Inc.[a]	5,433	318,102
KBR Inc.	6,497	110,514
Quanta Services Inc.[a]	6,984	250,656
Valmont Industries Inc.	1,005	144,720

		1,900,367
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	2,173	227,252
Martin Marietta Materials Inc.	2,893	664,233
Vulcan Materials Co.	6,083	780,632

		1,672,117
CONSUMER FINANCE — 0.79%
Ally Financial Inc.	21,330	450,490
American Express Co.	35,061	2,677,959
Capital One Financial Corp.	21,994	1,922,056
Discover Financial Services	18,082	1,252,721
LendingClub Corp.[a]	13,896	85,738
Navient Corp.	13,893	208,951
PRA Group Inc.[a]	2,196	87,401
SLM Corp.[a]	19,975	237,303
Synchrony Financial	35,759	1,280,887

		8,203,506
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	2,801	204,389
Avery Dennison Corp.	4,020	293,540
Ball Corp.	7,994	609,623
Bemis Co. Inc.	4,240	206,573
Berry Plastics Group Inc.[a]	5,611	286,329
Crown Holdings Inc.[a]	6,383	345,767
Graphic Packaging Holding Co.	14,661	183,409
International Paper Co.	18,789	1,063,457
Owens-Illinois Inc.[a]	7,154	135,211
Packaging Corp. of America	4,210	388,078
Sealed Air Corp.	8,776	425,636
Silgan Holdings Inc.	1,714	100,286
Sonoco Products Co.	4,617	253,704
WestRock Co.	11,534	615,454

		5,111,456

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
DISTRIBUTORS — 0.13%
Genuine Parts Co.	6,804	$658,695
LKQ Corp.[a]	14,020	447,378
Pool Corp.	1,884	198,875

		1,304,948
DIVERSIFIED CONSUMER SERVICES — 0.12%
Bright Horizons Family Solutions Inc.[a]	1,941	137,539
DeVry Education Group Inc.	2,498	83,683
Graham Holdings Co. Class B	218	113,262
Grand Canyon Education Inc.[a]	2,193	129,343
H&R Block Inc.	10,139	217,583
Houghton Mifflin Harcourt Co.[a]	4,248	48,002
Service Corp. International/U.S.	8,670	252,557
ServiceMaster Global Holdings Inc.[a]	6,075	224,654
Sotheby’sa	2,134	84,741

		1,291,364
DIVERSIFIED FINANCIAL SERVICES — 1.44%
Berkshire Hathaway Inc. Class Ba	86,707	14,232,087
Leucadia National Corp.	14,897	355,293
Voya Financial Inc.	8,922	358,843

		14,946,223
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.18%
AT&T Inc.	280,414	11,822,254
CenturyLink Inc.	24,911	644,198
Frontier Communications Corp.	53,256	185,863
Level 3 Communications Inc.[a]	13,251	787,905
Verizon Communications Inc.	186,150	9,123,212
Zayo Group Holdings Inc.[a]	4,306	137,620

		22,701,052
ELECTRIC UTILITIES — 1.86%
ALLETE Inc.	2,308	150,828
Alliant Energy Corp.	10,491	394,986
American Electric Power Co. Inc.	22,485	1,440,389
Duke Energy Corp.	31,419	2,467,648
Edison International	14,842	1,081,685
El Paso Electric Co.	1,749	80,279
Entergy Corp.	8,159	584,511
Eversource Energy	14,464	800,149
Exelon Corp.	42,102	1,510,620
FirstEnergy Corp.	19,438	589,360
Great Plains Energy Inc.	9,868	271,863
Hawaiian Electric Industries Inc.	4,971	166,429
IDACORP Inc.	2,356	188,527
NextEra Energy Inc.	21,308	2,636,226
OGE Energy Corp.	9,123	305,985
PG&E Corp.	23,009	1,424,027
Pinnacle West Capital Corp.	5,142	399,174
PNM Resources Inc.	3,765	129,516
Portland General Electric Co.	4,165	181,636
PPL Corp.	31,000	1,080,040
Southern Co. (The)	44,692	2,209,126
Westar Energy Inc.	6,525	356,852

Security	Shares	Value
Xcel Energy Inc.	23,198	$958,541

		19,408,397
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	2,007	415,910
AMETEK Inc.	10,668	545,135
Eaton Corp. PLC	20,574	1,456,228
Emerson Electric Co.	29,385	1,723,724
EnerSys	1,944	151,535
Generac Holdings Inc.[a]	2,922	117,640
Hubbell Inc.	2,320	283,225
Regal Beloit Corp.	2,116	153,621
Rockwell Automation Inc.	5,835	863,522
Sensata Technologies Holding NVa,b	7,684	322,344

		6,032,884
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.71%
Amphenol Corp. Class A	14,079	950,192
Anixter International Inc.[a]	1,336	114,228
Arrow Electronics Inc.[a]	4,131	303,711
Avnet Inc.	5,870	272,603
Belden Inc.	1,959	149,805
CDW Corp./DE	7,361	379,165
Cognex Corp.	3,977	268,686
Corning Inc.	43,607	1,155,149
Dolby Laboratories Inc. Class A	2,634	126,195
FLIR Systems Inc.	6,215	219,576
IPG Photonics Corp.[a]	1,653	190,079
Itron Inc.[a]	1,512	93,290
Jabil Circuit Inc.	8,345	200,113
Keysight Technologies Inc.[a]	7,661	283,993
Littelfuse Inc.	1,046	164,965
National Instruments Corp.	4,984	156,597
SYNNEX Corp.	1,291	155,152
TE Connectivity Ltd.	16,202	1,204,619
Tech Data Corp.[a]	1,649	141,089
Trimble Inc.[a]	11,531	341,548
Universal Display Corp.[a,b]	1,980	130,680
VeriFone Systems Inc.[a]	5,093	92,540
Vishay Intertechnology Inc.	6,405	106,323
Zebra Technologies Corp. Class Aa,b	2,369	198,214

		7,398,512
ENERGY EQUIPMENT & SERVICES — 1.21%
Baker Hughes Inc.	19,280	1,216,183
Core Laboratories NVb	1,988	232,258
Diamond Offshore Drilling Inc.[a,b]	3,051	49,975
Dril-Quip Inc.[a]	1,800	111,960
Ensco PLC Class A	14,044	153,361
Halliburton Co.	39,422	2,230,103
Helmerich & Payne Inc.	4,944	351,815
Nabors Industries Ltd.	13,178	214,143
National Oilwell Varco Inc.	17,159	648,782
Noble Corp. PLC	10,987	74,162
Oceaneering International Inc.	4,491	125,074
Oil States International Inc.[a]	2,266	89,507
Patterson-UTI Energy Inc.	6,806	190,840
Rowan Companies PLC Class Aa	5,997	107,466
Schlumberger Ltd.	63,568	5,321,277
Superior Energy Services Inc.	7,143	126,217
TechnipFMC PLC[a,b]	21,457	721,384

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Transocean Ltd.[a]	17,524	$244,810
U.S. Silica Holdings Inc.	3,260	192,797
Weatherford International PLC[a,b]	44,734	233,064

		12,635,178
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.89%
Acadia Realty Trust	3,850	122,584
Alexandria Real Estate Equities Inc.	3,640	403,385
American Campus Communities Inc.	6,047	294,005
American Homes 4 Rent Class A	9,725	216,673
American Tower Corp.	19,414	2,009,349
Apartment Investment & Management Co. Class A	7,111	313,382
Apple Hospitality REIT Inc.[b]	7,295	146,046
AvalonBay Communities Inc.	6,285	1,089,253
Boston Properties Inc.	7,011	917,740
Brandywine Realty Trust	7,839	126,208
Brixmor Property Group Inc.	12,081	291,515
Camden Property Trust	4,013	335,366
Care Capital Properties Inc.	3,989	98,568
CBL & Associates Properties Inc.	7,578	82,221
Colony NorthStar Inc. Class A	25,561	355,809
Columbia Property Trust Inc.	5,447	121,196
Communications Sales & Leasing Inc.[a]	6,270	164,776
CoreCivic Inc.	5,527	160,504
CoreSite Realty Corp.	1,503	129,453
Corporate Office Properties Trust	4,282	136,253
Cousins Properties Inc.	15,178	129,013
Crown Castle International Corp.	16,411	1,441,378
CubeSmart	8,110	203,804
CyrusOne Inc.[b]	3,319	159,843
DCT Industrial Trust Inc.	4,099	183,184
DDR Corp.	14,311	217,241
DiamondRock Hospitality Co.	9,163	103,267
Digital Realty Trust Inc.	7,222	777,304
Douglas Emmett Inc.	6,549	247,814
Duke Realty Corp.	16,329	397,285
DuPont Fabros Technology Inc.[b]	3,519	167,082
EastGroup Properties Inc.	1,273	90,090
Education Realty Trust Inc.	3,255	130,884
EPR Properties	2,957	218,729
Equinix Inc.	3,257	1,253,880
Equity Commonwealth[a]	5,868	180,969
Equity Lifestyle Properties Inc.	3,724	275,353
Equity One Inc.	4,084	127,380
Equity Residential	16,762	1,018,627
Essex Property Trust Inc.	3,007	674,470
Extra Space Storage Inc.	5,750	414,288
Federal Realty Investment Trust	3,296	462,857
First Industrial Realty Trust Inc.	5,211	134,704
Forest City Realty Trust Inc. Class A	10,046	227,441
Four Corners Property Trust Inc.	2,292	49,989
Gaming and Leisure Properties Inc.	9,006	284,860
GEO Group Inc. (The)	3,393	140,877
GGP Inc.	26,754	664,569
Gramercy Property Trust	6,291	165,705
HCP Inc.	21,392	648,605
Healthcare Realty Trust Inc.	5,461	164,977
Healthcare Trust of America Inc. Class A	6,418	186,571
Highwoods Properties Inc.	4,606	236,794
Hospitality Properties Trust	7,044	219,280
Host Hotels & Resorts Inc.[b]	34,023	614,796
Hudson Pacific Properties Inc.	5,559	196,844
Iron Mountain Inc.	11,147	399,063

Security	Shares	Value
Kilroy Realty Corp.	4,206	$314,819
Kimco Realty Corp.	19,224	478,485
Kite Realty Group Trust	3,849	92,453
Lamar Advertising Co. Class A	3,813	287,958
LaSalle Hotel Properties[b]	5,251	158,423
Lexington Realty Trust	9,983	107,018
Liberty Property Trust	6,830	262,204
Life Storage Inc.	2,169	176,665
Macerich Co. (The)	5,488	376,971
Mack-Cali Realty Corp.	4,244	118,917
Medical Properties Trust Inc.	14,424	183,906
Mid-America Apartment Communities Inc.	5,143	488,328
National Health Investors Inc.	1,887	139,619
National Retail Properties Inc.	6,687	291,553
Omega Healthcare Investors Inc.	9,065	290,715
Outfront Media Inc.	6,442	176,704
Paramount Group Inc.	8,048	134,321
Park Hotels & Resorts Inc.	5,229	141,915
Parkway Inc.[a]	1,840	39,174
Pebblebrook Hotel Trust[b]	3,251	97,237
Physicians Realty Trust	5,975	110,836
Piedmont Office Realty Trust Inc. Class A	6,610	143,569
Potlatch Corp.	1,739	71,647
Prologis Inc.	24,070	1,175,820
Public Storage	6,818	1,465,870
Quality Care Properties Inc.[a]	4,281	79,027
Rayonier Inc.	5,451	152,028
Realty Income Corp.	11,867	707,629
Regency Centers Corp.	4,791	334,076
Retail Properties of America Inc. Class A	10,681	159,895
RLJ Lodging Trust	5,771	133,945
Ryman Hospitality Properties Inc.	2,388	146,098
SBA Communications Corp.[a]	5,632	592,824
Senior Housing Properties Trust	9,823	187,128
Simon Property Group Inc.	14,331	2,633,608
SL Green Realty Corp.	4,601	501,371
Spirit Realty Capital Inc.	22,205	233,597
STORE Capital Corp.	7,299	172,694
Sun Communities Inc.	3,033	238,879
Sunstone Hotel Investors Inc.	9,716	143,020
Tanger Factory Outlet Centers Inc.	4,503	153,958
Taubman Centers Inc.	2,744	194,385
UDR Inc.	12,091	422,580
Urban Edge Properties	4,062	113,614
Ventas Inc.	16,115	993,812
VEREIT Inc.	44,958	383,492
Vornado Realty Trust	7,821	831,451
Washington Prime Group Inc.	8,054	77,721
Washington REIT	3,381	106,332
Weingarten Realty Investors[b]	5,269	187,734
Welltower Inc.	16,614	1,101,508
Weyerhaeuser Co.	34,155	1,070,076
WP Carey Inc.	4,934	305,612
Xenia Hotels & Resorts Inc.	4,922	90,319

		40,497,643
FOOD & STAPLES RETAILING — 1.80%
Casey’s General Stores Inc.	1,781	204,637
Costco Wholesale Corp.	19,936	3,268,507
CVS Health Corp.	48,758	3,842,618
Kroger Co. (The)	43,211	1,467,446
Rite Aid Corp.[a]	48,284	271,356
Sprouts Farmers Market Inc.[a]	6,238	116,463

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Sysco Corp.	22,946	$1,203,747
United Natural Foods Inc.[a]	2,368	108,218
Wal-Mart Stores Inc.	68,821	4,593,113
Walgreens Boots Alliance Inc.	39,024	3,197,627
Whole Foods Market Inc.	14,594	441,031

		18,714,763
FOOD PRODUCTS — 1.68%
Archer-Daniels-Midland Co.	26,239	1,161,338
B&G Foods Inc.	3,120	138,372
Bunge Ltd.	6,405	443,290
Campbell Soup Co.	8,792	547,126
Conagra Brands Inc.	18,963	741,264
Darling Ingredients Inc.[a]	7,198	86,376
Dean Foods Co.	4,037	80,175
Flowers Foods Inc.	8,392	168,763
General Mills Inc.	26,946	1,683,586
Hain Celestial Group Inc. (The)[a]	4,654	184,112
Hershey Co. (The)	6,367	671,528
Hormel Foods Corp.	12,377	449,285
Ingredion Inc.	3,314	424,822
JM Smucker Co. (The)	5,296	719,462
Kellogg Co.	11,482	834,856
Kraft Heinz Co. (The)	27,198	2,428,510
Lamb Weston Holdings Inc.	6,323	236,227
Lancaster Colony Corp.	862	112,965
McCormick & Co. Inc./MD	5,282	504,695
Mead Johnson Nutrition Co.	8,409	592,498
Mondelez International Inc. Class A	70,428	3,118,552
Pinnacle Foods Inc.	5,307	282,279
Post Holdings Inc.[a]	2,949	246,772
Snyder’s-Lance Inc.	3,803	145,959
TreeHouse Foods Inc.[a,b]	2,581	195,846
Tyson Foods Inc. Class A	13,319	836,300
WhiteWave Foods Co. (The)[a]	8,019	441,526

		17,476,484
GAS UTILITIES — 0.18%
Atmos Energy Corp.	4,757	362,388
National Fuel Gas Co.	3,957	222,186
New Jersey Resources Corp.	4,056	152,911
ONE Gas Inc.	2,320	149,918
South Jersey Industries Inc.	3,726	122,958
Southwest Gas Holdings Inc.	2,231	179,752
Spire Inc.	2,028	131,820
UGI Corp.	7,944	368,363
WGL Holdings Inc.	2,376	194,690

		1,884,986
HEALTH CARE EQUIPMENT & SUPPLIES — 2.47%
Abbott Laboratories	78,706	3,287,550
ABIOMED Inc.[a]	1,839	195,614
Alere Inc.[a]	4,048	149,776
Align Technology Inc.[a]	3,457	316,972
Baxter International Inc.	22,316	1,069,160
Becton Dickinson and Co.	9,699	1,719,536
Boston Scientific Corp.[a]	62,020	1,492,201
Cooper Companies Inc. (The)	2,225	410,757
CR Bard Inc.	3,338	792,207
Danaher Corp.	27,760	2,329,619
DENTSPLY SIRONA Inc.	10,611	601,644

Security	Shares	Value
DexCom Inc.[a]	3,812	$301,720
Edwards Lifesciences Corp.[a]	9,763	939,591
Haemonetics Corp.[a]	2,478	98,773
Halyard Health Inc.[a]	2,007	77,209
Hill-Rom Holdings Inc.	2,801	164,895
Hologic Inc.[a]	12,795	518,581
IDEXX Laboratories Inc.[a]	4,129	505,101
Intuitive Surgical Inc.[a,b]	1,766	1,223,290
Medtronic PLC	62,757	4,770,787
NuVasive Inc.[a]	2,236	158,242
ResMed Inc.	6,474	437,254
STERIS PLC	3,920	277,654
Stryker Corp.	14,161	1,749,308
Teleflex Inc.	1,984	332,776
Varex Imaging Corp.[a]	1,709	49,128
Varian Medical Systems Inc.[a,b]	4,272	331,721
West Pharmaceutical Services Inc.	3,385	286,473
Zimmer Biomet Holdings Inc.	9,126	1,079,880

		25,667,419
HEALTH CARE PROVIDERS & SERVICES — 2.49%
Acadia Healthcare Co. Inc.[a]	3,616	138,746
Aetna Inc.	16,084	1,907,723
AmerisourceBergen Corp.	7,668	669,263
Anthem Inc.	12,004	1,850,297
Brookdale Senior Living Inc.[a]	8,890	133,083
Cardinal Health Inc.	14,673	1,099,888
Centene Corp.[a]	7,673	485,471
Chemed Corp.	770	127,889
Cigna Corp.	11,733	1,715,599
Community Health Systems Inc.[a,b]	5,196	33,254
DaVita Inc.[a]	7,240	461,550
Envision Healthcare Corp.[a]	5,289	359,652
Express Scripts Holding Co.[a]	28,115	1,936,561
HCA Holdings Inc.[a]	13,299	1,067,644
HealthSouth Corp.	4,116	159,783
Henry Schein Inc.[a]	3,670	586,686
Humana Inc.	6,834	1,356,549
Laboratory Corp. of America Holdings[a]	4,696	630,250
LifePoint Health Inc.[a]	1,840	109,204
Magellan Health Inc.[a]	1,066	79,897
McKesson Corp.	10,323	1,436,445
MEDNAX Inc.[a,b]	4,166	284,746
Molina Healthcare Inc.[a]	1,902	107,881
Owens & Minor Inc.	2,778	99,675
Patterson Companies Inc.	3,916	162,945
Quest Diagnostics Inc.	6,356	584,244
Team Health Holdings Inc.[a]	3,449	149,894
Tenet Healthcare Corp.[a]	3,623	63,729
UnitedHealth Group Inc.	43,467	7,046,001
Universal Health Services Inc. Class B	4,143	466,626
VCA Inc.[a]	3,769	341,471
WellCare Health Plans Inc.[a]	2,043	297,338

		25,949,984
HEALTH CARE TECHNOLOGY — 0.13%
Allscripts Healthcare Solutions Inc.[a]	8,764	102,626
athenahealth Inc.[a,b]	1,848	232,830
Cerner Corp.[a]	13,851	743,937
Medidata Solutions Inc.[a]	2,488	123,256

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Veeva Systems Inc.[a]	4,637	$196,284

		1,398,933
HOTELS, RESTAURANTS & LEISURE — 1.88%
Aramark	11,303	382,493
Bloomin’ Brands Inc.	4,833	82,693
Brinker International Inc.	2,278	101,371
Buffalo Wild Wings Inc.[a]	808	122,008
Carnival Corp.	19,224	1,064,625
Cheesecake Factory Inc. (The)	1,974	118,953
Chipotle Mexican Grill Inc.[a,b]	1,313	553,351
Choice Hotels International Inc.	1,572	87,246
Cracker Barrel Old Country Store Inc.[b]	1,114	176,079
Darden Restaurants Inc.	5,560	407,437
Domino’s Pizza Inc.	2,176	379,799
Dunkin’ Brands Group Inc.	4,125	213,964
Hilton Grand Vacations Inc.[a,b]	2,614	76,669
Hilton Worldwide Holdings Inc.	8,715	501,810
Hyatt Hotels Corp. Class Aa	1,757	96,125
Jack in the Box Inc.	1,474	159,074
Las Vegas Sands Corp.	16,670	876,509
Marriott International Inc./MD Class A	14,682	1,242,097
Marriott Vacations Worldwide Corp.	1,173	101,441
McDonald’s Corp.	37,956	4,652,267
MGM Resorts International[a]	22,077	635,818
Norwegian Cruise Line Holdings Ltd.[a]	7,590	356,730
Panera Bread Co. Class Aa,b	989	206,760
Royal Caribbean Cruises Ltd.	7,644	715,708
Six Flags Entertainment Corp.	3,867	230,396
Starbucks Corp.	66,370	3,664,951
Texas Roadhouse Inc.	2,850	132,924
Vail Resorts Inc.	1,803	309,287
Wendy’s Co. (The)	9,533	128,981
Wyndham Worldwide Corp.	4,940	390,556
Wynn Resorts Ltd.	3,574	362,511
Yum! Brands Inc.	15,984	1,047,431

		19,578,064
HOUSEHOLD DURABLES — 0.51%
CalAtlantic Group Inc.	3,308	115,350
DR Horton Inc.	15,514	464,024
Garmin Ltd.	5,176	249,949
Harman International Industries Inc.	3,160	351,266
Helen of Troy Ltd.[a]	1,235	115,225
Leggett & Platt Inc.	6,103	291,235
Lennar Corp. Class A	9,006	402,118
Lennar Corp. Class B	331	11,903
Mohawk Industries Inc.[a]	2,884	622,483
Newell Brands Inc.	22,078	1,044,952
NVR Inc.[a]	160	297,280
PulteGroup Inc.	13,645	293,504
Tempur Sealy International Inc.[a,b]	2,314	99,502
Toll Brothers Inc.[a]	6,970	218,579
Tupperware Brands Corp.	2,403	145,045
Whirlpool Corp.	3,442	601,971

		5,324,386
HOUSEHOLD PRODUCTS — 1.62%
Church & Dwight Co. Inc.	11,909	538,525
Clorox Co. (The)	5,909	709,080
Colgate-Palmolive Co.	40,534	2,617,686

Security	Shares	Value
Energizer Holdings Inc.	2,922	$147,473
Kimberly-Clark Corp.	16,401	1,986,653
Procter & Gamble Co. (The)	122,193	10,704,107
Spectrum Brands Holdings Inc.	1,108	147,796

		16,851,320
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	30,185	345,316
Calpine Corp.[a,b]	16,115	190,157
Dynegy Inc.[a]	4,889	46,690
NRG Energy Inc.	14,473	239,384

		821,547
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	27,488	4,805,452
Carlisle Companies Inc.	2,989	326,130
General Electric Co.	403,949	11,997,285
Honeywell International Inc.	34,843	4,122,624
Roper Technologies Inc.	4,631	888,457

		22,139,948
INSURANCE — 3.02%
Aflac Inc.	18,691	1,308,183
Alleghany Corp.[a]	684	418,314
Allied World Assurance Co. Holdings AG	4,009	212,998
Allstate Corp. (The)	16,792	1,262,926
American Financial Group Inc./OH	3,321	286,171
American International Group Inc.	44,495	2,859,249
AmTrust Financial Services Inc.	4,778	126,091
Aon PLC	11,998	1,352,175
Arch Capital Group Ltd.[a]	5,616	496,174
Arthur J Gallagher & Co.	8,186	440,652
Aspen Insurance Holdings Ltd.	2,688	151,603
Assurant Inc.	2,612	253,704
Assured Guaranty Ltd.	5,977	232,565
Axis Capital Holdings Ltd.	4,053	259,432
Brown & Brown Inc.	5,153	217,096
Chubb Ltd.	21,222	2,790,481
Cincinnati Financial Corp.	6,804	480,226
CNO Financial Group Inc.	7,798	147,460
Endurance Specialty Holdings Ltd.	2,914	270,099
Erie Indemnity Co. Class A	843	94,509
Everest Re Group Ltd.	1,821	400,492
First American Financial Corp.	5,034	189,178
FNF Group	12,374	437,545
Genworth Financial Inc. Class Aa	21,160	71,098
Hanover Insurance Group Inc. (The)	1,983	166,453
Hartford Financial Services Group Inc. (The)	17,315	843,414
Kemper Corp.	2,156	93,139
Lincoln National Corp.	10,422	703,589
Loews Corp.	12,730	592,963
Markel Corp.[a]	646	597,550
Marsh & McLennan Companies Inc.	23,511	1,599,218
Mercury General Corp.	1,532	96,899
MetLife Inc.	50,121	2,727,084
Old Republic International Corp.	11,381	236,725
Primerica Inc.	2,078	156,785
Principal Financial Group Inc.	12,200	696,498
ProAssurance Corp.	2,364	128,602
Progressive Corp. (The)	26,409	988,753
Prudential Financial Inc.	19,610	2,061,207

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Reinsurance Group of America Inc.	2,802	$351,567
RenaissanceRe Holdings Ltd.	1,836	250,283
RLI Corp.	1,793	106,540
Torchmark Corp.	4,999	367,626
Travelers Companies Inc. (The)	12,936	1,523,602
Unum Group	10,505	477,242
Validus Holdings Ltd.	3,638	207,366
White Mountains Insurance Group Ltd.	209	190,140
Willis Towers Watson PLC	5,902	738,517
WR Berkley Corp.	4,504	302,714
XL Group Ltd.	12,233	459,594

		31,422,491
INTERNET & DIRECT MARKETING RETAIL — 2.21%
Amazon.com Inc.[a]	18,009	14,830,051
Expedia Inc.	5,543	673,973
Groupon Inc.[a,b]	19,325	66,671
HSN Inc.	1,444	50,901
Liberty Expedia Holdings Inc. Class Aa	2,528	111,257
Liberty Interactive Corp. QVC Group Series Aa	20,336	390,045
Liberty TripAdvisor Holdings Inc. Class Aa	3,329	59,756
Liberty Ventures Series Aa,b	3,793	165,565
Netflix Inc.[a]	19,572	2,753,976
Priceline Group Inc. (The)[a]	2,256	3,553,493
Shutterfly Inc.[a]	1,460	74,942
TripAdvisor Inc.[a]	5,146	272,223

		23,002,853
INTERNET SOFTWARE & SERVICES — 4.02%
Akamai Technologies Inc.[a]	7,975	547,005
Alphabet Inc. Class Aa	13,520	11,088,969
Alphabet Inc. Class Ca	13,552	10,798,098
CoStar Group Inc.[a]	1,470	297,087
eBay Inc.[a]	47,643	1,516,477
Facebook Inc. Class Aa	106,888	13,929,644
GrubHub Inc.[a,b]	3,807	158,181
IAC/InterActiveCorp[a]	3,390	233,266
j2 Global Inc.	2,231	186,980
Pandora Media Inc.[a,b]	10,342	134,446
Twitter Inc.[a]	27,597	486,259
VeriSign Inc.[a,b]	4,221	338,566
Yahoo! Inc.[a]	40,000	1,762,800
Yelp Inc.[a]	2,840	118,655
Zillow Group Inc. Class Aa	2,172	78,149
Zillow Group Inc. Class Ca	4,913	173,822

		41,848,404
IT SERVICES — 3.70%
Accenture PLC Class A	28,286	3,220,927
Acxiom Corp.[a]	3,630	94,743
Alliance Data Systems Corp.	2,632	601,096
Amdocs Ltd.	6,848	402,046
Automatic Data Processing Inc.	20,574	2,077,768
Booz Allen Hamilton Holding Corp.	6,784	229,435
Broadridge Financial Solutions Inc.	5,376	357,665
CACI International Inc. Class Aa	1,077	132,256
Cognizant Technology Solutions Corp. Class Aa	27,783	1,461,108
Computer Sciences Corp.	6,411	398,764
Conduent Inc.[a]	7,746	115,880
Convergys Corp.	4,270	105,981
CoreLogic Inc./U.S.[a]	3,991	140,763

Security	Shares	Value
CSRA Inc.	6,624	$205,476
DST Systems Inc.	1,475	169,846
EPAM Systems Inc.[a]	2,037	131,101
Euronet Worldwide Inc.[a]	2,448	175,081
Fidelity National Information Services Inc.	15,019	1,192,809
First Data Corp. Class Aa	8,677	133,105
Fiserv Inc.[a]	9,897	1,063,235
FleetCor Technologies Inc.[a]	4,252	627,128
Gartner Inc.[a]	3,777	375,283
Genpact Ltd.[a]	6,165	152,152
Global Payments Inc.	7,055	545,210
International Business Machines Corp.	39,521	6,897,205
Jack Henry & Associates Inc.	3,513	315,397
Leidos Holdings Inc.	6,471	312,679
MasterCard Inc. Class A	43,501	4,625,461
MAXIMUS Inc.	2,976	164,097
NeuStar Inc. Class Aa	2,171	72,077
Paychex Inc.	14,656	883,610
PayPal Holdings Inc.[a]	51,173	2,035,662
Sabre Corp.	9,574	234,563
Science Applications International Corp.	1,995	162,433
Teradata Corp.[a,b]	5,891	172,960
Total System Services Inc.	7,596	384,965
Vantiv Inc. Class Aa	7,112	442,651
Visa Inc. Class A	85,293	7,054,584
Western Union Co. (The)	22,322	437,065
WEX Inc.[a]	1,732	198,020

		38,502,287
LEISURE PRODUCTS — 0.13%
Brunswick Corp./DE	4,132	247,342
Hasbro Inc.	5,072	418,491
Mattel Inc.	15,688	411,182
Polaris Industries Inc.	2,750	231,193
Vista Outdoor Inc.[a]	2,714	78,190

		1,386,398
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.	14,794	724,462
Bio-Rad Laboratories Inc. Class Aa	970	184,378
Bio-Techne Corp.	1,757	178,775
Bruker Corp.	4,664	110,677
Charles River Laboratories International Inc.[a]	2,108	170,326
Illumina Inc.[a]	6,683	1,069,948
Mettler-Toledo International Inc.[a]	1,197	510,676
PAREXEL International Corp.[a]	2,451	173,751
PerkinElmer Inc.	4,931	262,280
Quintiles IMS Holdings Inc.[a]	6,168	484,126
Thermo Fisher Scientific Inc.	18,014	2,745,154
Waters Corp.[a]	3,673	520,281

		7,134,834
MACHINERY — 1.81%
Actuant Corp. Class A	2,737	71,573
AGCO Corp.	3,160	198,448
Allison Transmission Holdings Inc.	7,583	265,253
Caterpillar Inc.	26,682	2,552,400
CLARCOR Inc.	2,193	181,602
Colfax Corp.[a]	4,557	177,723
Crane Co.	2,231	160,721
Cummins Inc.	7,061	1,038,038

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Deere & Co.	13,162	$1,408,992
Donaldson Co. Inc.	5,977	252,528
Dover Corp.	7,054	548,448
Flowserve Corp.	5,963	293,141
Fortive Corp.	13,785	762,448
Graco Inc.	2,571	230,336
Hillenbrand Inc.	2,980	108,919
IDEX Corp.	3,501	315,650
Illinois Tool Works Inc.	14,399	1,831,553
Ingersoll-Rand PLC	11,783	934,981
ITT Inc.	4,076	166,586
Joy Global Inc.	4,384	123,278
Kennametal Inc.	3,770	134,740
Lincoln Electric Holdings Inc.	2,780	231,769
Manitowoc Foodservice Inc.[a]	6,478	124,248
Middleby Corp. (The)[a]	2,646	355,040
Mueller Industries Inc.	2,719	109,467
Nordson Corp.	2,420	274,743
Oshkosh Corp.	3,378	235,210
PACCAR Inc.	16,041	1,079,720
Parker-Hannifin Corp.	6,102	897,787
Pentair PLC	7,584	444,650
Snap-on Inc.	2,674	485,411
Stanley Black & Decker Inc.	6,926	858,824
Terex Corp.	4,838	153,848
Timken Co. (The)	3,135	139,194
Toro Co. (The)	5,046	297,361
Trinity Industries Inc.	6,906	190,191
WABCO Holdings Inc.[a]	2,337	254,803
Wabtec Corp./DE	4,134	358,170
Woodward Inc.	2,468	171,872
Xylem Inc./NY	8,134	401,088

		18,820,754
MARINE — 0.02%
Kirby Corp.[a,b]	2,480	159,836

		159,836
MEDIA — 3.29%
AMC Networks Inc. Class Aa	2,797	160,408
Cable One Inc.	215	135,962
CBS Corp. Class A	333	21,901
CBS Corp. Class B NVS	17,971	1,158,950
Charter Communications Inc. Class Aa	9,873	3,198,358
Cinemark Holdings Inc.	4,884	207,570
Comcast Corp. Class A	108,834	8,208,260
Discovery Communications Inc. Class Aa,b	6,889	195,303
Discovery Communications Inc. Class C NVS[a]	10,064	278,873
DISH Network Corp. Class Aa	10,371	613,652
Gannett Co. Inc.	5,017	48,264
Interpublic Group of Companies Inc. (The)	18,303	430,670
John Wiley & Sons Inc. Class A	2,034	112,073
Liberty Broadband Corp. Class Aa	1,227	102,675
Liberty Broadband Corp. Class Ca,b	3,038	259,263
Liberty Global PLC Class Ba	57	2,269
Liberty Global PLC Series Aa	11,689	426,415
Liberty Global PLC Series C NVS[a]	29,071	1,021,264
Liberty Global PLC LiLAC Class Aa	2,531	58,264
Liberty Global PLC LiLAC Class Ca	5,353	119,479
Liberty Media Corp.-Liberty Formula One Class Aa	1,093	31,675
Liberty Media Corp.-Liberty Formula One Class Ca	2,186	62,826
Liberty Media Corp.-Liberty SiriusXM Class Aa	3,959	143,474

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Ca	8,008	$287,407
Lions Gate Entertainment Corp. Class A	2,733	78,628
Lions Gate Entertainment Corp. Class Ba	5,236	140,272
Live Nation Entertainment Inc.[a]	6,006	171,892
Madison Square Garden Co. (The)[a]	682	119,807
Meredith Corp.	1,667	102,187
New York Times Co. (The) Class A	5,534	74,709
News Corp. Class A	17,685	217,349
News Corp. Class B	5,637	71,308
Omnicom Group Inc.	10,771	922,536
Regal Entertainment Group Class A	4,792	108,587
Scripps Networks Interactive Inc. Class A	4,294	327,031
Sinclair Broadcast Group Inc. Class A	2,816	95,040
Sirius XM Holdings Inc.[b]	79,902	377,138
TEGNA Inc.	10,036	229,925
Time Inc.	4,283	82,448
Time Warner Inc.	35,164	3,405,633
Tribune Media Co. Class A	3,267	94,220
Twenty-First Century Fox Inc. Class A	48,414	1,519,231
Twenty-First Century Fox Inc. Class B	22,413	695,027
Viacom Inc. Class A	322	14,571
Viacom Inc. Class B NVS	15,758	664,042
Walt Disney Co. (The)	66,864	7,398,502

		34,195,338
METALS & MINING — 0.45%
Alcoa Corp.	6,603	240,679
Allegheny Technologies Inc.[b]	4,696	102,044
Carpenter Technology Corp.	2,187	87,524
Commercial Metals Co.	5,461	111,568
Compass Minerals International Inc.	1,495	124,982
Freeport-McMoRan Inc.[a]	57,430	956,210
Newmont Mining Corp.	24,185	877,432
Nucor Corp.	14,615	848,985
Reliance Steel & Aluminum Co.	3,371	268,500
Royal Gold Inc.	3,028	218,531
Steel Dynamics Inc.	11,224	379,484
Stillwater Mining Co.[a]	5,679	96,543
U.S. Steel Corp.	7,764	253,960
Worthington Industries Inc.	1,915	91,518

		4,657,960
MORTGAGE REAL ESTATE INVESTMENT — 0.18%
AGNC Investment Corp.	14,905	278,277
Annaly Capital Management Inc.[b]	46,050	470,631
Blackstone Mortgage Trust Inc. Class A	4,222	128,729
Chimera Investment Corp.	8,118	143,120
CYS Investments Inc.	7,642	57,850
Invesco Mortgage Capital Inc.	5,311	77,381
MFA Financial Inc.	17,493	138,020
New Residential Investment Corp.	11,637	176,301
Starwood Property Trust Inc.	11,755	261,666
Two Harbors Investment Corp.	16,060	140,846

		1,872,821
MULTI-UTILITIES — 1.00%
Ameren Corp.	11,117	585,310
Avista Corp.	2,920	112,829
Black Hills Corp.	2,467	154,311
CenterPoint Energy Inc.	19,860	520,531
CMS Energy Corp.	12,786	544,684

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
Consolidated Edison Inc.	13,941	$1,036,513
Dominion Resources Inc./VA	28,581	2,180,159
DTE Energy Co.	8,208	809,637
MDU Resources Group Inc.	8,770	257,399
NiSource Inc.	14,968	334,834
NorthWestern Corp.	2,242	128,041
Public Service Enterprise Group Inc.	23,039	1,019,476
SCANA Corp.	6,561	450,741
Sempra Energy	11,442	1,171,546
Vectren Corp.	3,696	202,873
WEC Energy Group Inc.	14,363	848,135

		10,357,019
MULTILINE RETAIL — 0.44%
Big Lots Inc.	2,110	105,500
Dillard’s Inc. Class A	1,141	64,398
Dollar General Corp.	11,651	860,077
Dollar Tree Inc.[a]	10,723	827,708
JC Penney Co. Inc.[a,b]	14,301	95,102
Kohl’s Corp.	8,035	320,034
Macy’s Inc.	14,040	414,742
Nordstrom Inc.	5,287	233,791
Target Corp.	25,615	1,651,655

		4,573,007
OIL, GAS & CONSUMABLE FUELS — 5.57%
Anadarko Petroleum Corp.	25,477	1,771,416
Antero Resources Corp.[a]	6,506	158,811
Apache Corp.	17,271	1,033,151
Cabot Oil & Gas Corp.	21,085	452,906
Carrizo Oil & Gas Inc.[a]	2,737	96,780
Cheniere Energy Inc.[a]	10,835	516,288
Chesapeake Energy Corp.[a]	33,583	216,610
Chevron Corp.	86,200	9,598,370
Cimarex Energy Co.	4,362	589,786
Concho Resources Inc.[a]	6,696	933,690
ConocoPhillips	56,500	2,754,940
CONSOL Energy Inc.	8,037	136,147
Continental Resources Inc./OKa,b	3,990	193,754
Devon Energy Corp.	23,977	1,091,913
Diamondback Energy Inc.[a]	4,044	425,307
Energen Corp.[a]	4,374	235,715
EOG Resources Inc.	26,286	2,670,132
EQT Corp.	7,839	475,279
Exxon Mobil Corp.	189,349	15,884,488
Gulfport Energy Corp.[a]	7,053	147,408
Hess Corp.	12,161	658,883
HollyFrontier Corp.	8,013	232,137
Kinder Morgan Inc./DE	87,548	1,955,822
Marathon Oil Corp.	38,870	651,072
Marathon Petroleum Corp.	24,096	1,157,813
Murphy Oil Corp.	7,407	214,136
Newfield Exploration Co.[a]	8,916	357,353
Noble Energy Inc.	19,688	782,795
Oasis Petroleum Inc.[a,b]	10,949	154,819
Occidental Petroleum Corp.	34,847	2,361,581
ONEOK Inc.	9,587	528,340
Parsley Energy Inc. Class Aa	7,080	249,358
PBF Energy Inc.	5,006	116,089
Phillips 66	20,189	1,647,826
Pioneer Natural Resources Co.	7,759	1,398,405
QEP Resources Inc.[a]	10,711	186,800

Security	Shares	Value
Range Resources Corp.	8,481	$274,276
Rice Energy Inc.[a]	5,360	106,289
SemGroup Corp. Class A	2,432	96,550
SM Energy Co.	4,401	134,274
Southwestern Energy Co.[a]	22,320	201,103
Spectra Energy Corp.	32,082	1,336,215
Targa Resources Corp.	8,243	474,962
Tesoro Corp.	5,329	430,850
Valero Energy Corp.	20,597	1,354,459
Western Refining Inc.	3,704	129,677
Whiting Petroleum Corp.[a]	13,349	148,040
Williams Companies Inc. (The)	31,109	897,184
World Fuel Services Corp.	3,152	140,201
WPX Energy Inc.[a]	15,424	214,856

		57,975,056
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,693	117,657
KapStone Paper and Packaging Corp.	3,844	92,179
Louisiana-Pacific Corp.[a]	6,678	127,750

		337,586
PERSONAL PRODUCTS — 0.14%
Avon Products Inc.[a]	20,382	119,642
Edgewell Personal Care Co.[a]	2,648	208,768
Estee Lauder Companies Inc. (The) Class A	10,190	827,530
Herbalife Ltd.[a,b]	3,168	178,042
Nu Skin Enterprises Inc. Class A	2,334	121,088

		1,455,070
PHARMACEUTICALS — 4.37%
Akorn Inc.[a]	4,116	78,616
Allergan PLC[a]	17,152	3,754,401
Bristol-Myers Squibb Co.	76,385	3,755,087
Catalent Inc.[a]	5,574	149,160
Eli Lilly & Co.	44,299	3,412,352
Endo International PLC[a]	9,386	114,885
Horizon Pharma PLC[a]	7,337	120,107
Impax Laboratories Inc.[a]	3,209	42,198
Jazz Pharmaceuticals PLC[a]	2,734	333,329
Johnson & Johnson	124,227	14,068,708
Mallinckrodt PLC[a]	4,902	238,874
Medicines Co. (The)[a]	3,087	111,286
Merck & Co. Inc.	125,904	7,804,789
Mylan NVa,b	21,134	804,149
Pacira Pharmaceuticals Inc./DEa	1,629	62,635
Perrigo Co. PLC	6,579	500,991
Pfizer Inc.	277,097	8,792,288
Prestige Brands Holdings Inc.[a]	2,345	123,722
Zoetis Inc.	22,469	1,234,447

		45,502,024
PROFESSIONAL SERVICES — 0.34%
Advisory Board Co. (The)[a]	1,866	84,903
CEB Inc.	1,444	110,394
Dun & Bradstreet Corp. (The)	1,686	206,737
Equifax Inc.	5,435	637,417
FTI Consulting Inc.[a]	2,047	86,261
IHS Markit Ltd.[a]	15,114	596,247

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
ManpowerGroup Inc.	3,072	$293,253
Nielsen Holdings PLC	15,284	625,268
Robert Half International Inc.	5,818	273,795
Verisk Analytics Inc. Class Aa	7,109	587,488

		3,501,763
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Alexander & Baldwin Inc.	2,052	91,355
CBRE Group Inc. Class Aa	13,693	415,720
Howard Hughes Corp. (The)[a]	1,615	172,175
Jones Lang LaSalle Inc.	2,100	216,363
Realogy Holdings Corp.	6,719	174,089
St. Joe Co. (The)[a,b]	3,144	52,976

		1,122,678
ROAD & RAIL — 0.91%
Avis Budget Group Inc.[a]	3,923	146,014
CSX Corp.	42,715	1,981,549
Genesee & Wyoming Inc. Class Aa	2,799	210,933
Hertz Global Holdings Inc.[a]	3,184	66,769
JB Hunt Transport Services Inc.	4,018	398,103
Kansas City Southern	4,884	419,585
Landstar System Inc.	1,887	159,640
Norfolk Southern Corp.	13,288	1,560,809
Old Dominion Freight Line Inc.[a]	3,204	282,849
Ryder System Inc.	2,399	186,162
Union Pacific Corp.	37,680	4,015,934

		9,428,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.20%
Advanced Micro Devices Inc.[a]	34,839	361,280
Analog Devices Inc.	14,082	1,055,305
Applied Materials Inc.	49,234	1,686,265
Broadcom Ltd.	18,121	3,615,140
Cavium Inc.[a]	3,124	206,840
Cirrus Logic Inc.[a]	2,964	178,788
Cree Inc.[a,b]	4,423	121,986
Cypress Semiconductor Corp.	14,757	174,133
First Solar Inc.[a,b]	3,657	114,062
Integrated Device Technology Inc.[a]	6,293	158,521
Intel Corp.	216,395	7,967,664
KLA-Tencor Corp.	7,134	607,175
Lam Research Corp.	7,464	857,315
Linear Technology Corp.	10,918	689,253
Marvell Technology Group Ltd.	20,235	300,894
Maxim Integrated Products Inc.	13,070	581,354
Microchip Technology Inc.	9,922	668,247
Micron Technology Inc.[a]	47,456	1,144,164
Microsemi Corp.[a]	5,298	281,589
NVIDIA Corp.	24,579	2,683,535
ON Semiconductor Corp.[a]	19,095	254,345
Qorvo Inc.[a,b]	5,805	372,739
QUALCOMM Inc.	67,508	3,606,952
Semtech Corp.[a]	3,018	99,443
Silicon Laboratories Inc.[a]	1,882	122,706
Skyworks Solutions Inc.	8,470	777,038
Synaptics Inc.[a]	1,605	90,490
Teradyne Inc.	9,083	257,776
Texas Instruments Inc.	45,577	3,442,887
Versum Materials Inc.[a]	4,916	137,402

Security	Shares	Value
Xilinx Inc.	11,566	$673,141

		33,288,429
SOFTWARE — 4.59%
ACI Worldwide Inc.[a]	5,468	106,079
Activision Blizzard Inc.	31,254	1,256,723
Adobe Systems Inc.[a]	22,740	2,578,261
ANSYS Inc.[a]	3,907	364,367
Aspen Technology Inc.[a]	3,498	185,779
Autodesk Inc.[a]	8,885	722,706
Blackbaud Inc.	2,099	137,715
CA Inc.	14,205	444,190
Cadence Design Systems Inc.[a]	13,139	342,008
CDK Global Inc.	6,908	432,095
Citrix Systems Inc.[a]	7,152	652,191
CommVault Systems Inc.[a]	1,943	95,401
Dell Technologies Inc. Class Va	10,140	638,719
Electronic Arts Inc.[a]	13,833	1,154,087
Ellie Mae Inc.[a,b]	1,485	122,869
Fair Isaac Corp.	1,435	176,936
FireEye Inc.[a,b]	6,778	91,842
Fortinet Inc.[a]	6,781	225,536
Guidewire Software Inc.[a,b]	3,334	174,468
Intuit Inc.	11,148	1,321,930
Manhattan Associates Inc.[a]	3,168	162,392
Mentor Graphics Corp.	4,903	180,970
Microsoft Corp.	355,043	22,953,530
Nuance Communications Inc.[a]	11,793	187,037
Oracle Corp.	136,942	5,492,744
Proofpoint Inc.[a,b]	1,950	156,312
PTC Inc.[a]	5,224	274,626
Red Hat Inc.[a]	8,183	620,926
salesforce.com inc.[a]	29,110	2,302,601
ServiceNow Inc.[a,b]	7,577	686,628
Splunk Inc.[a,b]	6,197	358,558
SS&C Technologies Holdings Inc.	7,731	248,397
Symantec Corp.	28,597	787,847
Synopsys Inc.[a]	6,992	439,727
Tableau Software Inc. Class Aa,b	2,654	126,967
Take-Two Interactive Software Inc.[a]	3,917	210,147
Tyler Technologies Inc.[a]	1,511	220,636
Ultimate Software Group Inc. (The)[a]	1,327	256,987
Verint Systems Inc.[a]	2,996	111,901
VMware Inc. Class Aa,b	3,273	286,518
Workday Inc. Class Aa,b	5,594	464,806

		47,754,159
SPECIALTY RETAIL — 2.31%
Aaron’s Inc.	3,038	93,996
Abercrombie & Fitch Co. Class A	2,776	32,229
Advance Auto Parts Inc.	3,353	550,697
American Eagle Outfitters Inc.[b]	7,856	118,704
Asbury Automotive Group Inc.[a]	931	61,074
Ascena Retail Group Inc.[a]	7,163	34,454
AutoNation Inc.[a]	3,096	164,460
AutoZone Inc.[a]	1,315	953,349
Bed Bath & Beyond Inc.	6,992	282,127
Best Buy Co. Inc.	12,443	553,962
Burlington Stores Inc.[a]	3,284	274,871
Cabela’s Inc.[a]	2,306	128,882
CarMax Inc.[a,b]	8,633	575,907
Chico’s FAS Inc.	5,859	79,038

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
CST Brands Inc.	3,504	$168,823
Dick’s Sporting Goods Inc.	4,092	211,147
DSW Inc. Class A	3,266	69,109
Five Below Inc.[a]	2,423	96,557
Foot Locker Inc.	6,133	420,356
GameStop Corp. Class Ab	4,652	113,927
Gap Inc. (The)	9,974	229,701
Genesco Inc.[a]	907	54,601
GNC Holdings Inc. Class A	3,097	27,470
Group 1 Automotive Inc.	932	75,296
Home Depot Inc. (The)	55,628	7,653,300
L Brands Inc.	10,930	658,095
Lithia Motors Inc. Class A	1,056	108,895
Lowe’s Companies Inc.	39,667	2,898,864
Murphy USA Inc.[a]	1,712	109,054
O’Reilly Automotive Inc.[a]	4,321	1,133,269
Office Depot Inc.	25,151	111,922
Ross Stores Inc.	18,046	1,193,021
Sally Beauty Holdings Inc.[a,b]	6,647	158,199
Signet Jewelers Ltd.	3,192	247,923
Staples Inc.	30,083	276,764
Tiffany & Co.	4,934	388,404
TJX Companies Inc. (The)	29,727	2,227,147
Tractor Supply Co.	6,030	444,230
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,670	726,988
Urban Outfitters Inc.[a]	4,100	108,814
Williams-Sonoma Inc.	3,761	181,318

		23,996,944
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.40%
3D Systems Corp.[a,b]	5,209	85,896
Apple Inc.	243,487	29,547,148
Diebold Nixdorf Inc.	3,391	92,235
Electronics For Imaging Inc.[a,b]	2,025	91,004
Hewlett Packard Enterprise Co.	75,937	1,722,251
HP Inc.	78,287	1,178,219
NCR Corp.[a]	5,770	248,225
NetApp Inc.	12,682	485,974
Seagate Technology PLC	13,369	603,610
Western Digital Corp.	13,087	1,043,427
Xerox Corp.	38,518	266,930

		35,364,919
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	2,208	184,920
Coach Inc.	12,839	479,537
Deckers Outdoor Corp.[a]	1,501	86,458
Fossil Group Inc.[a,b]	1,733	44,313
G-III Apparel Group Ltd.[a]	2,189	57,483
Hanesbrands Inc.	17,104	405,536
Kate Spade & Co.[a]	5,756	106,543
lululemon athletica Inc.[a]	4,941	333,567
Michael Kors Holdings Ltd.[a]	7,459	319,320
NIKE Inc. Class B	60,933	3,223,356
PVH Corp.	3,598	337,528
Ralph Lauren Corp.	2,564	226,734
Skechers U.S.A. Inc. Class Aa	5,989	150,444
Steven Madden Ltd.[a]	2,465	86,768
Under Armour Inc. Class Aa,b	8,478	182,192
Under Armour Inc. Class Ca	8,605	165,388
VF Corp.	15,115	778,120

Security	Shares	Value
Wolverine World Wide Inc.	4,376	$102,792

		7,270,999
THRIFTS & MORTGAGE FINANCE — 0.09%
Capitol Federal Financial Inc.	6,116	94,492
MGIC Investment Corp.[a]	15,929	169,644
New York Community Bancorp. Inc.	22,117	335,957
Radian Group Inc.	9,990	183,816
Washington Federal Inc.	4,012	131,794

		915,703
TOBACCO — 1.48%
Altria Group Inc.	89,090	6,341,426
Philip Morris International Inc.	70,859	6,811,676
Reynolds American Inc.	37,857	2,276,341

		15,429,443
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Air Lease Corp.	4,299	156,398
Applied Industrial Technologies Inc.	1,706	103,128
Beacon Roofing Supply Inc.[a]	2,650	115,990
Fastenal Co.	13,260	658,757
GATX Corp.	1,829	105,753
HD Supply Holdings Inc.[a]	9,288	392,882
MRC Global Inc.[a]	4,444	91,324
MSC Industrial Direct Co. Inc. Class A	2,023	206,649
NOW Inc.[a,b]	4,699	99,901
United Rentals Inc.[a]	3,825	483,901
Watsco Inc.	1,170	178,706
WESCO International Inc.[a]	1,915	135,390
WW Grainger Inc.	2,487	628,142

		3,356,921
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	3,441	258,041

		258,041
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	8,130	597,067
Aqua America Inc.	8,143	247,629

		844,696
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	28,962	267,319
T-Mobile U.S. Inc.[a]	13,101	815,799
Telephone & Data Systems Inc.	4,406	135,044

		1,218,162

TOTAL COMMON STOCKS
(Cost: $742,228,678)		1,038,737,229

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	16,919,543	$16,924,619
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,044,894	1,044,894

		17,969,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,965,590)		17,969,513

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $760,194,268)[g]		1,056,706,742
Other Assets Less Liabilities — (1.56)%		(16,219,540)

NET ASSETS — 100.00%		$1,040,487,202

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $779,290,444. Net unrealized appreciation was $277,416,298, of which $324,605,768 represented gross unrealized appreciation on securities and $47,189,470 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,537	321	(303)	5,555	$2,077,459	$37,421	$29,199
PNC Financial Services Group Inc. (The)	22,044	1,446	(1,304)	22,186	2,672,526	35,872	14,281

					$4,749,985	$73,293	$43,480

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,038,720,361	$—	$16,868	$1,038,737,229
Money market funds	17,969,513	—	—	17,969,513

Total	$1,056,689,874	$—	$16,868	$1,056,706,742

26

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AUSTRIA — 1.96%
BUWOG AG	18,723	$446,766
CA Immobilien Anlagen AG	14,817	291,992
Conwert Immobilien Invest SE	6,080	106,576

		845,334
BELGIUM — 3.21%
Aedifica SA	2,650	201,558
Befimmo SA	4,063	222,925
Cofinimmo SA	4,222	473,838
Intervest Offices & Warehouses NV	3,148	78,928
Leasinvest Real Estate SCA	417	46,327
Warehouses De Pauw CVA	3,431	311,462
Wereldhave Belgium NV	450	48,996

		1,384,034
FINLAND — 1.24%
Citycon OYJ	81,954	203,883
Sponda OYJ	51,143	232,798
Technopolis OYJ	29,437	97,983

		534,664
FRANCE — 20.46%
Affine SA	1,425	22,792
ANF Immobilier	1,508	33,409
Fonciere des Regions	7,643	636,417
Gecina SA	8,361	1,077,963
ICADE	7,375	522,205
Klepierre	42,915	1,630,195
Mercialys SA	8,626	169,010
Unibail-Rodamco SE	20,589	4,738,252

		8,830,243
GERMANY — 20.52%
ADLER Real Estate AGa,b	5,291	77,450
ADO Properties SAc	6,087	217,706
Alstria office REIT AGb	27,660	345,703
Deutsche Euroshop AG	9,603	399,085
Deutsche Wohnen AG Bearer	70,436	2,294,263
DIC Asset AG	9,048	89,470
Grand City Properties SA	21,204	386,464
Hamborner REIT AG	15,962	154,406
LEG Immobilien AG	13,130	1,031,016
TAG Immobilien AG	29,644	400,133
TLG Immobilien AG	11,557	219,568
Vonovia SE	97,447	3,187,764
WCM Beteiligungs & Grundbesitz-AGa	18,258	54,400

		8,857,428
IRELAND — 1.11%
Green REIT PLC	141,412	198,671
Hibernia REIT PLC	142,943	188,000

Security	Shares	Value
Irish Residential Properties REIT PLC	74,467	$93,353

		480,024
ITALY — 0.42%
Beni Stabili SpA SIIQ	221,912	124,946
Immobiliare Grande Distribuzione SIIQ SpA	76,649	57,653

		182,599
NETHERLANDS — 2.26%
Eurocommercial Properties NV	9,217	341,955
NSI NV	28,568	116,300
VastNed Retail NV	3,976	146,802
Wereldhave NV	8,443	369,993

		975,050
NORWAY — 0.59%
Entra ASA[c]	19,584	211,841
Norwegian Property ASA	35,433	42,635

		254,476
SPAIN — 3.86%
Axiare Patrimonio SOCIMI SA	12,226	178,371
Hispania Activos Inmobiliarios SOCIMI SA	18,580	228,905
Inmobiliaria Colonial SA	49,228	361,552
Lar Espana Real Estate SOCIMI SA	18,252	138,785
Merlin Properties SOCIMI SA	67,834	759,106

		1,666,719
SWEDEN — 8.03%
Castellum AB	55,217	761,148
D. Carnegie & Co. ABa	7,367	92,703
Dios Fastigheter ABb	9,624	47,891
Dios Fastigheter ABa,b	8,236	40,984
Fabege AB	27,705	472,547
Fastighets AB Balder Class Ba	19,554	400,627
Hemfosa Fastigheter AB	19,783	182,970
Hufvudstaden AB Class A	23,156	369,263
Klovern AB Class B	116,331	122,631
Kungsleden AB	33,179	213,878
Pandox AB	10,992	175,915
Wallenstam AB Class B	40,880	321,275
Wihlborgs Fastigheter AB	13,809	263,808

		3,465,640
SWITZERLAND — 5.87%
Allreal Holding AG Registered	2,002	304,784
Mobimo Holding AG Registered	1,286	337,598
PSP Swiss Property AG Registered	8,320	749,272
Swiss Prime Site AG Registered	13,678	1,140,989

		2,532,643
UNITED KINGDOM — 30.21%
Assura PLC	344,148	225,146
Big Yellow Group PLC	29,720	257,248
British Land Co. PLC (The)	214,146	1,570,702
Capital & Counties Properties PLC	153,891	526,620

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2017

Security	Shares	Value
Capital & Regional PLC	111,072	$76,857
Daejan Holdings PLC	1,027	81,788
Derwent London PLC	20,798	645,515
Empiric Student Property PLC	105,215	142,961
F&C Commercial Property Trust Ltd.	109,584	187,500
F&C UK REIT	49,947	63,153
Grainger PLC	85,520	256,501
Great Portland Estates PLC	71,919	560,532
Hammerson PLC	165,821	1,140,106
Hansteen Holdings PLC	155,846	215,677
Helical PLC	20,638	76,401
Intu Properties PLC	182,010	618,952
Kennedy Wilson Europe Real Estate PLC	20,828	248,411
Land Securities Group PLC	164,476	2,056,858
LondonMetric Property PLC	121,788	226,155
Medicx Fund Ltd.	82,257	91,586
NewRiver REIT PLC	48,551	191,798
Picton Property Income Ltd. (The)	113,632	114,368
Primary Health Properties PLC	120,037	160,080
Redefine International PLC/Isle of Man	251,232	123,269
Regional REIT Ltd.[c]	46,358	61,093
Safestore Holdings PLC	43,272	201,484
Schroder REIT Ltd.	108,484	77,454
Segro PLC	173,171	1,005,454
Shaftesbury PLC	49,873	549,962
Standard Life Investment Property Income Trust Ltd.	80,264	87,348
Target Healthcare REIT Ltd.	50,213	70,280
Tritax Big Box REIT PLC	230,831	401,925
UK Commercial Property Trust Ltd.[b]	138,801	146,773
UNITE Group PLC (The)	46,762	345,046
Workspace Group PLC	24,519	232,898

		13,037,901

TOTAL COMMON STOCKS (Cost: $50,888,527)		43,046,755

SHORT-TERM INVESTMENTS — 1.48%

MONEY MARKET FUNDS — 1.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	622,515	622,702
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	15,258	15,258

		637,960

TOTAL SHORT-TERM INVESTMENTS (Cost: $637,800)		637,960

Value
TOTAL INVESTMENTS IN SECURITIES — 101.22% (Cost: $51,526,327)[g]	$43,684,715
Other Assets, Less Liabilities — (1.22)%	(524,643)

NET ASSETS — 100.00%	$43,160,072

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $52,792,281. Net unrealized depreciation was $9,107,566, of which $898,878 represented gross unrealized appreciation on securities and $10,006,444 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$43,046,755	$—	$—	$43,046,755
Money market funds	637,960	—	—	637,960

Total	$43,684,715	$—	$—	$43,684,715

28

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL REIT ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 7.10%
BWP Trust	144,925	$321,258
Charter Hall Retail REIT	105,328	338,230
Cromwell Property Group	427,548	316,459
Dexus Property Group	286,630	1,954,004
Goodman Group	521,025	2,737,109
GPT Group (The)	524,504	1,863,469
Investa Office Fund	167,420	571,936
Mirvac Group	1,087,396	1,675,758
Scentre Group	1,498,194	5,004,356
Shopping Centres Australasia Property Group	219,859	362,186
Stockland	703,397	2,322,829
Vicinity Centres	961,816	2,088,265
Westfield Corp.	562,632	3,754,402

		23,310,261
BELGIUM — 0.53%
Aedifica SA	3,969	301,881
Cofinimmo SA	6,317	708,961
Intervest Offices & Warehouses NV	5,520	138,399
Leasinvest Real Estate SCA	659	73,212
Warehouses De Pauw CVA	5,047	458,161
Wereldhave Belgium NV	659	71,752

		1,752,366
CANADA — 3.18%
Allied Properties REIT	24,174	628,570
Artis REIT	42,191	396,102
Boardwalk REIT[a]	11,893	430,474
Canadian Apartment Properties REIT	39,950	971,976
Canadian REIT	21,843	792,631
Cominar REIT	52,806	590,941
Crombie REIT	24,695	255,142
Dream Global REIT	33,202	242,696
Dream Office REIT	33,266	490,155
Granite REIT	14,389	489,806
H&R REIT	82,043	1,419,666
Killam Apartment REIT	18,054	168,112
Milestone Apartments REIT	22,882	368,569
Northview Apartment Real Estate Investment Trust	14,661	233,339
Pure Industrial Real Estate Trust	64,537	281,661
RioCan REIT	93,805	1,871,423
Smart REIT	33,018	810,920

		10,442,183
CHINA — 0.12%
Spring REIT	402,000	162,679
Yuexiu REIT[a]	402,000	221,222

		383,901
FRANCE — 3.76%
Affine SA	2,955	47,263
ANF Immobilier	2,684	59,462

Security	Shares	Value
Fonciere des Regions	10,801	$899,377
Gecina SA	11,635	1,500,072
ICADE	10,350	732,857
Klepierre	60,396	2,294,240
Mercialys SA	12,337	241,720
Unibail-Rodamco SE	28,522	6,563,914

		12,338,905
GERMANY — 0.22%
Alstria office REIT AGa	39,268	490,783
Hamborner REIT AG	23,643	228,707

		719,490
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	8,649

		8,649
HONG KONG — 1.49%
Champion REIT	659,000	356,705
Link REIT	664,000	4,548,268

		4,904,973
IRELAND — 0.22%
Green REIT PLC	206,581	290,228
Hibernia REIT PLC	208,117	273,718
Irish Residential Properties REIT PLC	110,739	138,824

		702,770
ITALY — 0.09%
Beni Stabili SpA SIIQ	365,950	206,046
Immobiliare Grande Distribuzione SIIQ SpA	136,115	102,381

		308,427
JAPAN — 7.37%
Activia Properties Inc.	159	779,640
Advance Residence Investment Corp.	403	1,066,433
AEON REIT Investment Corp.	522	570,340
Daiwa House REIT Investment Corp.	402	1,015,579
Frontier Real Estate Investment Corp.	124	566,165
Fukuoka REIT Corp.	145	233,391
GLP J-REIT	783	902,111
Hulic Reit Inc.	261	454,417
Invincible Investment Corp.	917	434,979
Japan Excellent Inc.	522	654,268
Japan Hotel REIT Investment Corp.	1,174	826,988
Japan Logistics Fund Inc.	261	552,256
Japan Prime Realty Investment Corp.	261	1,050,260
Japan Real Estate Investment Corp.	380	2,167,089
Japan Rental Housing Investments Inc.	660	484,264
Japan Retail Fund Investment Corp.	659	1,414,296
Kenedix Office Investment Corp.	95	562,025
Mori Hills REIT Investment Corp.	402	548,141
MORI TRUST Sogo REIT Inc.	261	420,104
Nippon Accommodations Fund Inc.	124	547,990
Nippon Building Fund Inc.	357	2,054,950
Nippon Prologis REIT Inc.	522	1,094,311
Nomura Real Estate Master Fund Inc.	1,108	1,731,265

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2017

Security	Shares	Value
Orix JREIT Inc.	659	$1,081,211
Premier Investment Corp.	402	469,580
Sekisui House Reit Inc.	261	352,405
Sekisui House SI Residential Investment Corp.	522	586,569
TOKYU REIT Inc.	261	325,511
United Urban Investment Corp.	783	1,252,661

		24,199,199
MEXICO — 0.49%
Fibra Uno Administracion SA de CV	837,000	1,202,237
Macquarie Mexico Real Estate Management SA de CV	271,600	268,581
Prologis Property Mexico SA de CV	91,700	126,193

		1,597,011
NETHERLANDS — 0.40%
Eurocommercial Properties NV	12,921	479,375
NSI NV	40,871	166,386
VastNed Retail NV	5,542	204,622
Wereldhave NV	10,221	447,909

		1,298,292
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	384,492	407,359

		407,359
SINGAPORE — 2.41%
Ascendas REIT	735,050	1,283,520
Ascott Residence Trust	313,200	252,330
CapitaLand Commercial Trust	683,700	740,093
CapitaLand Mall Trust	509,000	700,923
CapitaLand Retail China Trust	220,900	222,656
CDL Hospitality Trusts[a]	261,000	262,149
First REIT	220,900	199,136
Fortune REIT	402,000	466,276
Keppel REIT	684,100	490,446
Lippo Malls Indonesia Retail Trust[a]	809,100	223,984
Mapletree Commercial Trust[a]	627,692	681,693
Mapletree Greater China Commercial Trust[a]	704,700	477,703
Mapletree Industrial Trust	452,000	527,783
Mapletree Logistics Trust	548,100	408,507
Suntec REIT	786,800	966,187

		7,903,386
SOUTH AFRICA — 1.57%
Arrowhead Properties Ltd. Class A	283,798	187,795
Delta Property Fund Ltd.	168,943	102,143
Emira Property Fund Ltd.	137,044	146,397
Growthpoint Properties Ltd.	788,001	1,537,420
Hyprop Investments Ltd.	73,757	656,645
Rebosis Property Fund Ltd.	136,794	128,879
Redefine Properties Ltd.	1,401,630	1,158,320
Resilient REIT Ltd.	78,621	683,910
SA Corporate Real Estate Ltd.	684,735	289,539
Vukile Property Fund Ltd.	184,884	256,479

		5,147,527

Security	Shares	Value
SPAIN — 0.56%
Axiare Patrimonio SOCIMI SA	21,144	$308,479
Hispania Activos Inmobiliarios SOCIMI SA	28,035	345,391
Lar Espana Real Estate SOCIMI SA	23,018	175,025
Merlin Properties SOCIMI SA	89,784	1,004,741

		1,833,636
TURKEY — 0.18%
AKIS Gayrimenkul Yatirimi AS	353	245
Dogus Gayrimenkul Yatirim Ortakligi ASb	22,721	24,314
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	591,771	481,210
Is Gayrimenkul Yatirim Ortakligi ASa	118,414	48,616
Torunlar Gayrimenkul Yatirim Ortakligi AS	36,283	41,037

		595,422
UNITED KINGDOM — 4.60%
Big Yellow Group PLC	42,663	369,280
British Land Co. PLC (The)	302,112	2,215,909
Capital & Regional PLC	170,357	117,879
Derwent London PLC	29,814	925,347
F&C UK REIT	72,662	91,873
Great Portland Estates PLC	102,210	796,618
Hammerson PLC	232,036	1,595,368
Hansteen Holdings PLC	221,941	307,147
Intu Properties PLC	278,141	945,859
Land Securities Group PLC	231,779	2,898,517
LondonMetric Property PLC	173,183	321,593
NewRiver REIT PLC	69,331	273,888
Primary Health Properties PLC	170,694	227,635
Redefine International PLC/Isle of Man	380,158	186,528
Regional REIT Ltd.[c]	71,574	94,325
Safestore Holdings PLC	58,367	271,770
Schroder REIT Ltd.	169,681	121,148
Segro PLC	227,658	1,321,813
Shaftesbury PLC	81,181	895,203
Standard Life Investment Property Income Trust Ltd.	109,243	118,884
Target Healthcare REIT Ltd.	82,866	115,982
Tritax Big Box REIT PLC	320,943	558,830
Workspace Group PLC	35,574	337,905

		15,109,301
UNITED STATES — 65.29%
Acadia Realty Trust	23,366	743,973
Agree Realty Corp.[a]	7,857	368,493
Alexander’s Inc.	783	331,060
Alexandria Real Estate Equities Inc.	22,870	2,534,453
American Assets Trust Inc.	11,344	486,998
American Campus Communities Inc.	38,387	1,866,376
American Homes 4 Rent Class A	65,272	1,454,260
Apartment Investment & Management Co. Class A	45,992	2,026,867
Apple Hospitality REIT Inc.	61,415	1,229,528
Ashford Hospitality Trust Inc.	34,105	259,198
AvalonBay Communities Inc.	39,977	6,928,414
Boston Properties Inc.	44,784	5,862,226
Brandywine Realty Trust	52,279	841,692
Brixmor Property Group Inc.	89,013	2,147,884
Camden Property Trust	25,697	2,147,498
Care Capital Properties Inc.[a]	24,583	607,446
CareTrust REIT Inc.	17,657	267,680

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2017

Security	Shares	Value
CBL & Associates Properties Inc.	49,068	$532,388
Cedar Realty Trust Inc.	18,912	113,661
Chatham Lodging Trust	9,837	198,117
Chesapeake Lodging Trust	18,318	468,941
Colony Starwood Homes	14,643	460,522
Columbia Property Trust Inc.	37,106	825,609
Corporate Office Properties Trust	28,022	891,660
Cousins Properties Inc.	101,448	862,308
CubeSmart	52,750	1,325,608
DCT Industrial Trust Inc.	26,486	1,183,659
DDR Corp.	91,991	1,396,423
DiamondRock Hospitality Co.	63,214	712,422
Digital Realty Trust Inc.[a]	46,546	5,009,746
Douglas Emmett Inc.	41,389	1,566,160
Duke Realty Corp.	102,376	2,490,808
DuPont Fabros Technology Inc.	23,078	1,095,743
EastGroup Properties Inc.	5,528	391,217
Education Realty Trust Inc.	21,586	867,973
Empire State Realty Trust Inc. Class A	35,138	719,978
EPR Properties	18,883	1,396,776
Equity Commonwealth[b]	36,596	1,128,621
Equity Lifestyle Properties Inc.	23,238	1,718,218
Equity One Inc.	27,254	850,052
Equity Residential	100,692	6,119,053
Essex Property Trust Inc.	19,089	4,281,663
Extra Space Storage Inc.[a]	34,359	2,475,566
Federal Realty Investment Trust	20,888	2,933,302
FelCor Lodging Trust Inc.	46,507	358,104
First Industrial Realty Trust Inc.	34,524	892,445
First Potomac Realty Trust	18,881	193,341
Forest City Realty Trust Inc. Class A	69,048	1,563,247
Franklin Street Properties Corp.	28,546	363,962
Gaming and Leisure Properties Inc.	60,133	1,902,007
Getty Realty Corp.	7,729	199,331
GGP Inc.[a]	147,348	3,660,124
Government Properties Income Trust	1,741	33,532
Gramercy Property Trust[a]	41,154	1,083,996
HCP Inc.	135,500	4,108,360
Healthcare Realty Trust Inc.	34,363	1,038,106
Healthcare Trust of America Inc. Class A	41,400	1,203,498
Hersha Hospitality Trust	12,930	258,471
Highwoods Properties Inc.	29,048	1,493,358
Hospitality Properties Trust	29,125	906,661
Host Hotels & Resorts Inc.	218,786	3,953,463
Hudson Pacific Properties Inc.	41,931	1,484,777
Investors Real Estate Trust	38,132	245,570
Kilroy Realty Corp.	26,980	2,019,453
Kimco Realty Corp.	123,087	3,063,635
Kite Realty Group Trust	24,153	580,155
LaSalle Hotel Properties	34,361	1,036,671
Lexington Realty Trust	71,272	764,036
Liberty Property Trust	43,687	1,677,144
Life Storage Inc.	13,876	1,130,200
LTC Properties Inc.	11,831	552,153
Macerich Co. (The)	42,035	2,887,384
Mack-Cali Realty Corp.	26,486	742,138
Medical Properties Trust Inc.	92,771	1,182,830
Mid-America Apartment Communities Inc.	33,719	3,201,619
Monmouth Real Estate Investment Corp.	18,617	271,808
Monogram Residential Trust Inc.	50,012	508,622
National Health Investors Inc.	10,803	799,314
National Retail Properties Inc.	43,244	1,885,438
New Senior Investment Group Inc.	25,206	252,312
Omega Healthcare Investors Inc.	50,533	1,620,593

Security	Shares	Value
Paramount Group Inc.	43,175	$720,591
Parkway Inc.[b]	12,356	263,059
Pebblebrook Hotel Trust	20,888	624,760
Pennsylvania REIT	20,417	365,668
Physicians Realty Trust	39,727	736,936
Piedmont Office Realty Trust Inc. Class A	42,663	926,640
Prologis Inc.	152,966	7,472,389
PS Business Parks Inc.	6,314	707,421
Public Storage	42,289	9,092,135
QTS Realty Trust Inc. Class A	12,958	652,954
Quality Care Properties Inc.[b]	27,013	498,660
Ramco-Gershenson Properties Trust	23,926	389,037
Realty Income Corp.	75,875	4,524,426
Regency Centers Corp.	30,839	2,150,403
Retail Opportunity Investments Corp.	26,975	571,870
Retail Properties of America Inc. Class A	68,712	1,028,619
Rexford Industrial Realty Inc.	19,120	434,215
RLJ Lodging Trust	38,693	898,065
Ryman Hospitality Properties Inc.	14,462	884,785
Sabra Health Care REIT Inc.	19,905	505,587
Saul Centers Inc.	4,222	268,055
Select Income REIT	20,677	517,132
Senior Housing Properties Trust	33,165	631,793
Seritage Growth Properties Class Aa	5,606	228,725
Silver Bay Realty Trust Corp.	11,313	190,624
Simon Property Group Inc.	91,737	16,858,509
SL Green Realty Corp.	29,295	3,192,276
Spirit Realty Capital Inc.	136,115	1,431,930
STAG Industrial Inc.	21,934	507,553
STORE Capital Corp.	45,308	1,071,987
Summit Hotel Properties Inc.	24,836	393,154
Sun Communities Inc.	19,104	1,504,631
Sunstone Hotel Investors Inc.	66,039	972,094
Tanger Factory Outlet Centers Inc.	28,278	966,825
Taubman Centers Inc.	17,285	1,224,469
Terreno Realty Corp.	13,365	363,394
Tier REIT Inc.	14,462	263,353
UDR Inc.	77,676	2,714,776
Universal Health Realty Income Trust	531	32,986
Urban Edge Properties[a]	24,650	689,461
Urstadt Biddle Properties Inc. Class A	1,154	25,907
Ventas Inc.	102,717	6,334,557
VEREIT Inc.	281,490	2,401,110
Vornado Realty Trust	49,410	5,252,777
Washington Prime Group Inc.	56,812	548,236
Washington REIT	21,697	682,371
Weingarten Realty Investors	33,525	1,194,496
Welltower Inc.	105,307	6,981,854
WP Carey Inc.	26,230	1,624,686
Xenia Hotels & Resorts Inc.	33,155	608,394

		214,364,433

TOTAL COMMON STOCKS (Cost: $324,118,182)		327,327,491

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	7,857,759	7,860,116

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	688,826	$688,826

		8,548,942

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,547,493)		8,548,942

TOTAL INVESTMENTS IN SECURITIES — 102.30% (Cost: $332,665,675)[g]		335,876,433
Other Assets, Less Liabilities — (2.30)%		(7,565,320)

NET ASSETS — 100.00%		$328,311,113

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $337,038,053. Net unrealized depreciation was $1,161,620, of which $11,845,844 represented gross unrealized appreciation on securities and $13,007,464 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$327,327,491	$—	$—	$327,327,491
Money market funds	8,548,942	—	—	8,548,942

Total	$335,876,433	$—	$—	$335,876,433

32

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 12.84%
BWP Trust	313,168	$694,205
Charter Hall Retail REIT	218,300	701,006
Cromwell Property Group	951,936	704,596
Dexus Property Group	624,264	4,255,711
Goodman Group	1,141,820	5,998,342
GPT Group (The)	1,153,808	4,099,274
Investa Office Fund	363,932	1,243,255
Mirvac Group	2,374,364	3,659,071
Scentre Group	3,284,712	10,971,790
Shopping Centres Australasia Property Group	471,610	776,909
Stockland	1,538,164	5,079,482
Vicinity Centres	2,109,687	4,580,486
Westfield Corp.	1,239,796	8,273,068

		51,037,195
AUSTRIA — 0.65%
BUWOG AG	57,508	1,372,248
CA Immobilien Anlagen AG	45,584	898,304
Conwert Immobilien Invest SE	18,675	327,353

		2,597,905
BELGIUM — 1.08%
Aedifica SA	8,288	630,382
Befimmo SA	12,581	690,283
Cofinimmo SA	12,876	1,445,083
Intervest Offices & Warehouses NV	10,064	252,327
Leasinvest Real Estate SCA	1,184	131,538
Warehouses De Pauw CVA	10,621	964,162
Wereldhave Belgium NV	1,483	161,470

		4,275,245
CANADA — 6.40%
Allied Properties REIT	54,327	1,412,606
Artis REIT	95,164	893,428
Boardwalk REIT[a]	24,716	894,610
Canadian Apartment Properties REIT	86,728	2,110,076
Canadian REIT	46,916	1,702,471
Chartwell Retirement Residences	121,842	1,421,451
Cominar REIT	116,180	1,300,147
Crombie REIT	55,944	577,999
Dream Global REIT	82,732	604,745
Dream Office REIT	69,264	1,020,565
First Capital Realty Inc.	62,028	984,836
Granite REIT	30,193	1,027,778
H&R REIT	182,336	3,155,130
Killam Apartment REIT	41,144	383,116
Milestone Apartments REIT	51,652	831,978
Northview Apartment Real Estate Investment Trust	33,610	534,924
Pure Industrial Real Estate Trust	153,781	671,152
RioCan REIT	208,680	4,163,196
Smart REIT	71,040	1,744,737

		25,434,945

Security	Shares	Value
FINLAND — 0.41%
Citycon OYJ	251,156	$624,819
Sponda OYJ	156,892	714,158
Technopolis OYJ	90,576	301,487

		1,640,464
FRANCE — 6.82%
Affine SA	4,440	71,015
ANF Immobilier	5,032	111,481
Fonciere des Regions	23,532	1,959,461
Gecina SA	25,604	3,301,061
ICADE	22,644	1,603,364
Klepierre	131,720	5,003,597
Mercialys SA	26,640	521,960
Unibail-Rodamco SE	63,236	14,552,824

		27,124,763
GERMANY — 6.85%
ADLER Real Estate AGa,b	16,701	244,471
ADO Properties SAc	18,707	669,070
Alstria office REIT AGa	84,952	1,061,755
Deutsche Euroshop AG	29,452	1,223,976
Deutsche Wohnen AG Bearer	216,228	7,043,044
DIC Asset AG	27,676	273,672
Grand City Properties SA	65,120	1,186,878
Hamborner REIT AG	49,137	475,319
LEG Immobilien AG	40,256	3,161,049
TAG Immobilien AG	91,043	1,228,893
TLG Immobilien AG	35,668	677,646
Vonovia SE	299,404	9,794,342
WCM Beteiligungs & Grundbesitz-AGa,b	58,757	175,066

		27,215,181
HONG KONG — 16.55%
Champion REIT	1,480,000	801,098
Cheung Kong Property Holdings Ltd.	1,776,000	11,764,697
Hang Lung Properties Ltd.	1,332,000	3,295,946
Henderson Land Development Co. Ltd.	740,032	4,105,805
Hongkong Land Holdings Ltd.	10,600	70,596
Hongkong Land Holdings Ltd.	744,200	5,023,350
Hysan Development Co. Ltd.	395,000	1,807,175
Kerry Properties Ltd.	370,000	1,051,441
Link REIT	1,450,000	9,932,211
New World Development Co. Ltd.	3,404,333	3,948,655
Sino Land Co. Ltd.	2,072,800	3,446,051
Sun Hung Kai Properties Ltd.	902,000	12,484,912
Swire Properties Ltd.	769,600	2,172,120
Wharf Holdings Ltd. (The)	775,900	5,854,736

		65,758,793
IRELAND — 0.38%
Green REIT PLC	440,093	618,291
Hibernia REIT PLC	446,812	587,652
Irish Residential Properties REIT PLC	240,204	301,123

		1,507,066

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2017

Security	Shares	Value
ISRAEL — 0.32%
Azrieli Group Ltd.	28,064	$1,281,393

		1,281,393
ITALY — 0.14%
Beni Stabili SpA SIIQ	648,092	364,905
Immobiliare Grande Distribuzione SIIQ SpA	259,740	195,368

		560,273
JAPAN — 24.51%
Activia Properties Inc.	364	1,784,837
Advance Residence Investment Corp.	822	2,175,206
Aeon Mall Co. Ltd.	74,000	1,077,380
AEON REIT Investment Corp.	592	646,822
Daiwa House REIT Investment Corp.	888	2,243,368
Daiwa Office Investment Corp.	166	875,896
Frontier Real Estate Investment Corp.	296	1,351,490
Fukuoka REIT Corp.	444	714,660
GLP J-REIT	1,480	1,705,139
Hulic Co. Ltd.	236,800	2,318,042
Hulic Reit Inc.	592	1,030,708
Industrial & Infrastructure Fund Investment Corp.[a]	225	1,053,298
Invincible Investment Corp.	1,924	912,650
Japan Excellent Inc.	740	927,506
Japan Hotel REIT Investment Corp.	2,368	1,668,065
Japan Logistics Fund Inc.	444	939,470
Japan Prime Realty Investment Corp.	542	2,180,999
Japan Real Estate Investment Corp.	788	4,493,857
Japan Rental Housing Investments Inc.	888	651,555
Japan Retail Fund Investment Corp.	1,628	3,493,891
Kenedix Office Investment Corp.	242	1,431,686
Kenedix Retail REIT Corp.	296	715,448
Mitsubishi Estate Co. Ltd.	748,000	14,368,643
Mitsui Fudosan Co. Ltd.	607,000	14,108,066
Mori Hills REIT Investment Corp.	888	1,210,819
MORI TRUST Sogo REIT Inc.	652	1,049,455
Nippon Accommodations Fund Inc.	296	1,308,106
Nippon Building Fund Inc.	888	5,111,472
Nippon Prologis REIT Inc.	1,036	2,171,850
Nomura Real Estate Holdings Inc.	74,000	1,278,525
Nomura Real Estate Master Fund Inc.	2,516	3,931,285
NTT Urban Development Corp.	59,200	522,716
Orix JREIT Inc.	1,480	2,428,212
Premier Investment Corp.	740	864,402
Sekisui House Reit Inc.	444	599,494
Sekisui House SI Residential Investment Corp.	592	665,228
Sumitomo Realty & Development Co. Ltd.	296,000	8,056,354
Tokyo Tatemono Co. Ltd.	133,200	1,772,450
TOKYU REIT Inc.	592	738,324
United Urban Investment Corp.	1,776	2,841,285

		97,418,659
NETHERLANDS — 0.75%
Eurocommercial Properties NV	27,972	1,037,774
NSI NV	94,868	386,207
VastNed Retail NV	12,876	475,409
Wereldhave NV	25,160	1,102,571

		3,001,961

Security	Shares	Value
NEW ZEALAND — 0.22%
Kiwi Property Group Ltd.	812,722	$861,058

		861,058
NORWAY — 0.20%
Entra ASA[c]	59,348	641,971
Norwegian Property ASA	125,652	151,190

		793,161
SINGAPORE — 5.33%
Ascendas REIT	1,494,895	2,610,336
CapitaLand Commercial Trust	1,259,300	1,363,169
CapitaLand Ltd.	1,613,200	3,767,340
CapitaLand Mall Trust	1,702,000	2,343,753
CDL Hospitality Trusts[a]	399,600	401,359
City Developments Ltd.[a]	384,800	2,521,085
Fortune REIT	888,000	1,029,983
Keppel REIT	1,228,400	880,667
Mapletree Commercial Trust	1,213,655	1,318,066
Mapletree Industrial Trust	799,200	933,194
Mapletree Logistics Trust	947,210	705,970
Suntec REIT[a]	1,554,000	1,908,305
UOL Group Ltd.	310,800	1,405,307

		21,188,534
SPAIN — 1.29%
Axiare Patrimonio SOCIMI SA	36,852	537,650
Hispania Activos Inmobiliarios SOCIMI SA	57,158	704,186
Inmobiliaria Colonial SA	150,812	1,107,629
Lar Espana Real Estate SOCIMI SA	57,227	435,143
Merlin Properties SOCIMI SA	208,169	2,329,547

		5,114,155
SWEDEN — 2.70%
Castellum AB	168,032	2,316,264
D. Carnegie & Co. ABb	27,825	350,136
Dios Fastigheter ABa	32,264	160,552
Dios Fastigheter ABa,b	24,416	121,499
Fabege AB	84,804	1,446,449
Fastighets AB Balder Class Bb	60,088	1,231,098
Hemfosa Fastigheter AB	63,367	586,074
Hufvudstaden AB Class A	71,188	1,135,216
Klovern AB Class B	374,906	395,209
Kungsleden AB	100,949	650,736
Pandox AB	33,744	540,037
Wallenstam AB Class B	124,816	980,926
Wihlborgs Fastigheter AB	41,884	800,154

		10,714,350
SWITZERLAND — 1.96%
Allreal Holding AG Registered	6,364	968,855
Mobimo Holding AG Registered	3,996	1,049,021
PSP Swiss Property AG Registered	25,456	2,292,485
Swiss Prime Site AG Registered	41,505	3,462,256

		7,772,617

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2017

Security	Shares	Value
UNITED KINGDOM — 10.08%
Assura PLC	1,058,940	$692,772
Big Yellow Group PLC	91,316	790,407
British Land Co. PLC (The)	657,121	4,819,803
Capital & Counties Properties PLC	465,460	1,592,820
Capital & Regional PLC	361,268	249,981
Daejan Holdings PLC	3,404	271,087
Derwent London PLC	64,232	1,993,591
Empiric Student Property PLC	328,116	445,827
F&C Commercial Property Trust Ltd.	329,892	564,451
F&C UK REIT	142,376	180,019
Grainger PLC	273,800	821,212
Great Portland Estates PLC	221,852	1,729,100
Hammerson PLC	509,860	3,505,552
Hansteen Holdings PLC	477,448	660,745
Helical PLC	66,156	244,907
Intu Properties PLC	558,404	1,898,934
Kennedy Wilson Europe Real Estate PLC	64,388	767,942
Land Securities Group PLC	504,989	6,315,150
LondonMetric Property PLC	374,295	695,050
Medicx Fund Ltd.	227,180	252,947
NewRiver REIT PLC	149,721	591,463
Picton Property Income Ltd. (The)	366,033	368,405
Primary Health Properties PLC	384,003	512,101
Redefine International PLC/Isle of Man	744,855	365,470
Regional REIT Ltd.[c]	137,048	180,610
Safestore Holdings PLC	129,915	604,914
Schroder REIT Ltd.	318,054	227,082
Segro PLC	525,548	3,051,402
Shaftesbury PLC	152,904	1,686,111
Standard Life Investment Property Income Trust Ltd.	254,856	277,349
Target Healthcare REIT Ltd.	157,028	219,782
Tritax Big Box REIT PLC	717,071	1,248,572
UK Commercial Property Trust Ltd.[a]	425,056	449,468
UNITE Group PLC (The)	142,333	1,050,241
Workspace Group PLC	75,332	715,553

		40,040,820

TOTAL COMMON STOCKS (Cost: $439,678,284)		395,338,538

SHORT-TERM INVESTMENTS — 1.49%

MONEY MARKET FUNDS — 1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	5,757,331	5,759,059

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	153,615	$153,615

		5,912,674

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,911,608)		5,912,674

TOTAL INVESTMENTS IN SECURITIES — 100.97% (Cost: $445,589,892)[g]		401,251,212
Other Assets, Less Liabilities — (0.97)%		(3,868,719)

NET ASSETS — 100.00%		$397,382,493

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $483,120,709. Net unrealized depreciation was $81,869,497, of which $9,679,937 represented gross unrealized appreciation on securities and $91,549,434 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$395,338,538	$—	$—	$395,338,538
Money market funds	5,912,674	—	—	5,912,674

Total	$401,251,212	$—	$—	$401,251,212

35

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.59%

AUSTRALIA — 21.63%
Amcor Ltd./Australia	1,392,331	$15,114,926
APA Group	1,756,680	11,228,772
AusNet Services	2,201,480	2,640,580
Australia & New Zealand Banking Group Ltd.	2,552,910	56,765,228
Bendigo & Adelaide Bank Ltd.	2,649,369	25,241,414
Commonwealth Bank of Australia	1,970,231	122,138,907
Flight Centre Travel Group Ltd.	1,311,520	29,809,468
Macquarie Group Ltd.	1,727,182	110,926,669
National Australia Bank Ltd.	2,567,979	59,127,754
Orica Ltd.	2,178,060	31,002,636
Primary Health Care Ltd.	1,635,548	4,656,098
Rio Tinto Ltd.	2,391,353	121,050,556
Suncorp Group Ltd.	2,065,645	20,432,787
Sydney Airport	1,470,888	6,532,253
Tatts Group Ltd.	1,774,680	5,847,056
Telstra Corp. Ltd.	2,506,388	9,513,620
Wesfarmers Ltd.	1,719,178	52,543,878
Westpac Banking Corp.	2,063,846	49,682,225
Woodside Petroleum Ltd.	1,595,111	38,216,896

		772,471,723
AUSTRIA — 0.90%
Oesterreichische Post AG	892,359	32,296,837

		32,296,837
BELGIUM — 0.73%
Proximus SADP	906,449	26,023,064

		26,023,064
CANADA — 9.41%
Bank of Montreal	841,235	63,511,226
Bank of Nova Scotia (The)	903,466	53,885,727
Canadian Imperial Bank of Commerce	951,471	80,868,649
Emera Inc.	784,570	27,344,860
IGM Financial Inc.	1,185,052	36,349,169
National Bank of Canada	990,761	42,685,366
Russel Metals Inc.	1,514,018	31,354,543

		335,999,540
DENMARK — 0.81%
Tryg A/S	1,505,380	28,765,362

		28,765,362
FINLAND — 7.43%
Elisa OYJ	1,168,753	39,445,726
Fortum OYJ	2,287,641	36,564,638
Konecranes OYJ	1,374,849	54,008,815
Metso OYJ	1,300,700	40,005,276
Nokian Renkaat OYJ	1,386,578	52,027,057
Stora Enso OYJ Class R	1,144,243	13,008,860

Security	Shares	Value
UPM-Kymmene OYJ	1,334,449	$30,284,926

		265,345,298
FRANCE — 7.75%
Bouygues SA	880,687	32,031,436
Casino Guichard Perrachon SA	1,330,351	71,741,759
CNP Assurances	1,116,639	20,979,384
Engie SA	1,461,560	17,477,258
Lagardere SCA	1,032,575	25,900,132
Orange SA	737,730	11,420,821
Total SA	1,145,281	57,751,335
Vivendi SA	2,150,127	39,362,507

		276,664,632
GERMANY — 1.35%
Freenet AG	770,594	23,118,003
ProSiebenSat.1 Media SE Registered	590,241	25,055,674

		48,173,677
HONG KONG — 5.15%
CLP Holdings Ltd.	4,808,500	47,004,546
New World Development Co. Ltd.	9,863,000	11,440,005
SJM Holdings Ltd.	8,780,000	7,015,536
Television Broadcasts Ltd.	4,495,000	17,263,173
VTech Holdings Ltd.	8,148,300	101,337,219

		184,060,479
ITALY — 2.95%
Enel SpA	2,468,924	10,309,796
Eni SpA	4,241,484	65,135,409
Italgas SpA[a]	718,082	2,731,630
Snam SpA	3,696,019	14,059,896
Terna Rete Elettrica Nazionale SpA	3,030,548	13,290,412

		105,527,143
NETHERLANDS — 0.90%
Aegon NV	5,958,542	32,274,261

		32,274,261
NEW ZEALAND — 5.05%
Fletcher Building Ltd.	9,864,767	75,944,914
Sky Network Television Ltd.	13,959,290	47,490,187
SKYCITY Entertainment Group Ltd.	8,545,959	23,685,097
Spark New Zealand Ltd.	12,878,180	33,142,417

		180,262,615
NORWAY — 1.11%
Statoil ASA	2,124,905	39,617,201

		39,617,201
PORTUGAL — 0.95%
EDP — Energias de Portugal SA	11,745,928	34,121,006

		34,121,006

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2017

Security	Shares	Value
SINGAPORE — 1.93%
Keppel Corp. Ltd.	10,304,800	$45,131,045
StarHub Ltd.	11,260,300	23,738,707

		68,869,752
SPAIN — 3.95%
Ferrovial SA	2,039,988	36,927,309
Gas Natural SDG SA	2,801,149	53,944,745
Mapfre SA	3,443,083	10,418,633
Telefonica SA	4,115,066	39,690,838

		140,981,525
SWEDEN — 4.82%
Nordea Bank AB	3,543,731	42,849,406
Skandinaviska Enskilda Banken AB Class A	3,143,287	35,328,538
Swedbank AB Class A	3,114,977	78,786,654
Telia Co. AB	3,784,073	15,354,291

		172,318,889
SWITZERLAND — 4.26%
Swiss Prime Site AG Registered	120,947	10,089,132
Swiss Re AG	257,783	24,064,276
Swisscom AG Registered	124,126	54,728,167
Zurich Insurance Group AG	220,543	63,373,141

		152,254,716
UNITED KINGDOM — 18.51%
Aberdeen Asset Management PLC	3,306,552	10,903,295
Amec Foster Wheeler PLC	2,780,221	15,456,768
Ashmore Group PLC	2,923,539	11,402,129
AstraZeneca PLC	2,086,855	110,112,359
BAE Systems PLC	1,865,893	13,662,340
BP PLC	3,325,973	19,785,976
British American Tobacco PLC	1,712,083	105,533,890
Carillion PLC	3,075,732	8,338,945
Dairy Crest Group PLC	1,686,950	12,638,611
GlaxoSmithKline PLC	2,583,226	49,659,361
HSBC Holdings PLC	3,442,987	29,299,105
Legal & General Group PLC	2,150,238	6,354,552
National Grid PLC	2,035,306	23,754,869
Old Mutual PLC	2,054,665	5,368,994
Phoenix Group Holdings	3,293,199	31,177,396
Royal Dutch Shell PLC Class A	4,596,799	124,392,751
SSE PLC	2,683,571	50,271,652
Taylor Wimpey PLC	2,698,309	5,672,617
United Utilities Group PLC	1,894,830	21,860,241
Vodafone Group PLC	2,282,733	5,581,553

		661,227,404

TOTAL COMMON STOCKS (Cost: $3,668,145,420)		3,557,255,124

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	2,790,880	$2,790,880

		2,790,880

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,790,880)		2,790,880

TOTAL INVESTMENTS IN SECURITIES — 99.67% (Cost: $3,670,936,300)[d]		3,560,046,004
Other Assets, Less Liabilities — 0.33%		11,841,355

NET ASSETS — 100.00%		$3,571,887,359

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,706,612,056. Net unrealized depreciation was $146,566,052, of which $185,953,950 represented gross unrealized appreciation on securities and $332,520,002 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,557,255,124	$—	$—	$3,557,255,124
Money market funds	2,790,880	—	—	2,790,880

Total	$3,560,046,004	$—	$—	$3,560,046,004

37

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 5.39%
Boeing Co. (The)	76,113	$12,438,386
General Dynamics Corp.	38,307	6,936,632
Lockheed Martin Corp.	33,596	8,443,683
Northrop Grumman Corp.	23,727	5,435,381
Raytheon Co.	39,474	5,690,572

		38,944,654
AIR FREIGHT & LOGISTICS — 2.24%
FedEx Corp.	32,790	6,200,917
United Parcel Service Inc. Class B	91,598	9,996,090

		16,197,007
AIRLINES — 1.25%
Delta Air Lines Inc.	99,518	4,701,230
Southwest Airlines Co.	83,415	4,363,439

		9,064,669
BANKS — 1.55%
U.S. Bancorp.	212,167	11,170,592

		11,170,592
BEVERAGES — 2.72%
PepsiCo Inc.	189,417	19,657,696

		19,657,696
BIOTECHNOLOGY — 3.96%
AbbVie Inc.	215,425	13,164,621
Amgen Inc.	98,460	15,426,713

		28,591,334
CHEMICALS — 3.22%
EI du Pont de Nemours & Co.	115,848	8,746,524
Monsanto Co.	58,730	6,361,046
PPG Industries Inc.	35,999	3,600,260
Praxair Inc.	38,604	4,572,258

		23,280,088
COMMERCIAL SERVICES & SUPPLIES — 0.53%
Waste Management Inc.	55,348	3,846,686

		3,846,686
ELECTRIC UTILITIES — 1.07%
NextEra Energy Inc.	62,422	7,722,850

		7,722,850
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.98%
Corning Inc.	130,023	3,444,309

Security	Shares	Value
TE Connectivity Ltd.	48,494	$3,605,529

		7,049,838
ENERGY EQUIPMENT & SERVICES — 3.02%
Halliburton Co.	114,085	6,453,788
Schlumberger Ltd.	184,122	15,412,853

		21,866,641
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.87%
Ventas Inc.	48,729	3,005,117
Welltower Inc.	49,663	3,292,657

		6,297,774
FOOD & STAPLES RETAILING — 2.04%
CVS Health Corp.	141,630	11,161,860
Sysco Corp.	68,654	3,601,589

		14,763,449
FOOD PRODUCTS — 2.30%
General Mills Inc.	79,798	4,985,779
Mondelez International Inc. Class A	205,686	9,107,776
Tyson Foods Inc. Class A	40,354	2,533,828

		16,627,383
HEALTH CARE EQUIPMENT & SUPPLIES — 4.63%
Abbott Laboratories	229,120	9,570,342
Danaher Corp.	81,571	6,845,438
Medtronic PLC	181,930	13,830,319
Zimmer Biomet Holdings Inc.	27,487	3,252,537

		33,498,636
HEALTH CARE PROVIDERS & SERVICES — 4.31%
Aetna Inc.	47,220	5,600,764
Cardinal Health Inc.	43,895	3,290,369
Cigna Corp.	34,633	5,064,037
Express Scripts Holding Co.[a]	82,925	5,711,874
HCA Holdings Inc.[a]	40,101	3,219,308
Humana Inc.	20,259	4,021,412
McKesson Corp.	30,674	4,268,287

		31,176,051
HOTELS, RESTAURANTS & LEISURE — 0.80%
Carnival Corp.	57,520	3,185,458
Las Vegas Sands Corp.	49,809	2,618,957

		5,804,415
HOUSEHOLD DURABLES — 0.43%
Newell Brands Inc.	66,303	3,138,121

		3,138,121
HOUSEHOLD PRODUCTS — 1.87%
Colgate-Palmolive Co.	118,735	7,667,906

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2017

Security	Shares	Value
Kimberly-Clark Corp.	48,133	$5,830,350

		13,498,256
INDUSTRIAL CONGLOMERATES — 8.05%
3M Co.	79,671	13,928,084
General Electric Co.	1,087,231	32,290,761
Honeywell International Inc.	101,118	11,964,282

		58,183,127
INSURANCE — 1.07%
Marsh & McLennan Companies Inc.	69,671	4,739,022
Progressive Corp. (The)	79,855	2,989,771

		7,728,793
MACHINERY — 0.75%
Illinois Tool Works Inc.	42,518	5,408,290

		5,408,290
MEDIA — 3.97%
Charter Communications Inc. Class Aa	28,827	9,338,507
Omnicom Group Inc.	32,550	2,787,907
Time Warner Inc.	102,574	9,934,292
Twenty-First Century Fox Inc. Class A	143,333	4,497,790
Twenty-First Century Fox Inc. Class B	68,424	2,121,828

		28,680,324
METALS & MINING — 0.14%
Southern Copper Corp.	25,997	997,245

		997,245
MULTI-UTILITIES — 1.37%
Dominion Resources Inc./VA	84,057	6,411,868
Sempra Energy	34,188	3,500,509

		9,912,377
OIL, GAS & CONSUMABLE FUELS — 2.05%
EOG Resources Inc.	76,677	7,788,850
Spectra Energy Corp.	95,381	3,972,618
Williams Companies Inc. (The)	106,802	3,080,170

		14,841,638
PHARMACEUTICALS — 5.88%
Eli Lilly & Co.	129,273	9,957,899
Johnson & Johnson	287,567	32,566,963

		42,524,862
ROAD & RAIL — 2.25%
Norfolk Southern Corp.	39,460	4,634,972
Union Pacific Corp.	109,368	11,656,441

		16,291,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.63%
Intel Corp.	625,170	23,018,759

Security	Shares	Value
QUALCOMM Inc.	196,155	$10,480,562

		33,499,321
SOFTWARE — 11.33%
Microsoft Corp.	1,021,070	66,012,175
Oracle Corp.	396,496	15,903,455

		81,915,630
SPECIALTY RETAIL — 0.28%
L Brands Inc.	33,899	2,041,059

		2,041,059
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.75%
Apple Inc.	699,799	84,920,609

		84,920,609
TEXTILES, APPAREL & LUXURY GOODS — 0.33%
VF Corp.	46,145	2,375,545

		2,375,545
TOBACCO — 2.54%
Altria Group Inc.	257,707	18,343,584

		18,343,584
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
T-Mobile U.S. Inc.[a]	40,125	2,498,584

		2,498,584

TOTAL COMMON STOCKS (Cost: $613,046,407)		722,358,541

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	726,755	726,755

		726,755

TOTAL SHORT-TERM INVESTMENTS (Cost: $726,755)		726,755

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $613,773,162)[d]	$723,085,296
Other Assets, Less Liabilities — (0.02)%	(169,384)

NET ASSETS — 100.00%	$722,915,912

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $616,167,618. Net unrealized appreciation was $106,917,678, of which $115,053,978 represented gross unrealized appreciation on securities and $8,136,300 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$722,358,541	$—	$—	$722,358,541
Money market funds	726,755	—	—	726,755

Total	$723,085,296	$—	$—	$723,085,296

40

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AUTOMOBILES — 0.57%
Tesla Motors Inc.[a,b]	16,614	$4,185,565

		4,185,565
BEVERAGES — 1.12%
Constellation Brands Inc. Class A	23,808	3,565,486
Molson Coors Brewing Co. Class B	24,635	2,377,770
Monster Beverage Corp.[a]	54,197	2,308,792

		8,252,048
BIOTECHNOLOGY — 4.16%
Alexion Pharmaceuticals Inc.[a]	30,031	3,924,451
Biogen Inc.[a]	29,137	8,077,942
Celgene Corp.[a]	103,813	12,057,880
Regeneron Pharmaceuticals Inc.[a]	10,128	3,638,889
Vertex Pharmaceuticals Inc.[a]	33,160	2,847,449

		30,546,611
CAPITAL MARKETS — 4.87%
Bank of New York Mellon Corp. (The)	141,595	6,333,544
BlackRock Inc.[c]	16,277	6,087,272
Charles Schwab Corp. (The)	161,552	6,662,404
CME Group Inc.	45,445	5,502,481
Intercontinental Exchange Inc.	79,771	4,655,436
Moody’s Corp.	22,238	2,305,413
S&P Global Inc.	34,703	4,170,607

		35,717,157
CHEMICALS — 1.58%
Air Products & Chemicals Inc.	29,112	4,068,693
Ecolab Inc.	35,141	4,221,489
Sherwin-Williams Co. (The)	10,826	3,289,047

		11,579,229
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Level 3 Communications Inc.[a]	38,976	2,317,513

		2,317,513
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Amphenol Corp. Class A	41,318	2,788,552

		2,788,552
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.06%
American Tower Corp.	57,007	5,900,224
AvalonBay Communities Inc.[b]	18,398	3,188,557
Boston Properties Inc.	20,557	2,690,911
Crown Castle International Corp.	48,294	4,241,662
Equinix Inc.	9,560	3,680,409
GGP Inc.	78,065	1,939,135
Prologis Inc.	70,806	3,458,873

Security	Shares	Value
Public Storage	19,975	$4,294,625
Simon Property Group Inc.	42,080	7,733,042

		37,127,438
FOOD & STAPLES RETAILING — 2.59%
Costco Wholesale Corp.	58,539	9,597,469
Walgreens Boots Alliance Inc.	114,605	9,390,734

		18,988,203
FOOD PRODUCTS — 1.15%
Hormel Foods Corp.	36,032	1,307,962
Kraft Heinz Co. (The)	79,876	7,132,128

		8,440,090
HEALTH CARE EQUIPMENT & SUPPLIES — 3.28%
Baxter International Inc.	66,529	3,187,404
Becton Dickinson and Co.	28,433	5,040,887
Boston Scientific Corp.[a]	182,370	4,387,822
Edwards Lifesciences Corp.[a]	28,630	2,755,351
Intuitive Surgical Inc.[a]	5,193	3,597,139
Stryker Corp.	41,620	5,141,319

		24,109,922
HEALTH CARE PROVIDERS & SERVICES — 2.82%
UnitedHealth Group Inc.	127,465	20,662,077

		20,662,077
HEALTH CARE TECHNOLOGY — 0.30%
Cerner Corp.[a]	40,395	2,169,615

		2,169,615
HOTELS, RESTAURANTS & LEISURE — 4.44%
Hilton Worldwide Holdings Inc.	25,581	1,472,954
Marriott International Inc./MD Class A	42,895	3,628,917
McDonald’s Corp.	111,210	13,631,010
Starbucks Corp.	194,902	10,762,488
Yum! Brands Inc.	46,705	3,060,579

		32,555,948
INSURANCE — 0.54%
Aon PLC	35,237	3,971,210

		3,971,210
INTERNET & DIRECT MARKETING RETAIL — 8.45%
Amazon.com Inc.[a]	52,816	43,492,920
Netflix Inc.[a]	57,471	8,086,744
Priceline Group Inc. (The)[a]	6,609	10,410,034

		61,989,698
INTERNET SOFTWARE & SERVICES — 15.02%
Alphabet Inc. Class Aa	39,651	32,521,354
Alphabet Inc. Class Ca	39,743	31,666,825
Facebook Inc. Class Aa	313,476	40,852,192

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
Yahoo! Inc.[a]	117,551	$5,180,473

		110,220,844
IT SERVICES — 9.69%
Accenture PLC Class A	83,070	9,459,181
Automatic Data Processing Inc.	60,420	6,101,816
Cognizant Technology Solutions Corp. Class Aa	81,248	4,272,832
Fidelity National Information Services Inc.	43,974	3,492,415
Fiserv Inc.[a,b]	29,077	3,123,742
FleetCor Technologies Inc.[a]	12,406	1,829,761
MasterCard Inc. Class A	127,469	13,553,779
Paychex Inc.	43,105	2,598,800
PayPal Holdings Inc.[a]	150,279	5,978,099
Visa Inc. Class A	250,100	20,685,771

		71,096,196
LIFE SCIENCES TOOLS & SERVICES — 1.53%
Illumina Inc.[a]	19,638	3,144,044
Thermo Fisher Scientific Inc.	52,901	8,061,583

		11,205,627
MEDIA — 6.85%
CBS Corp. Class B NVS	52,518	3,386,886
Comcast Corp. Class A	319,176	24,072,254
Sirius XM Holdings Inc.[b]	233,235	1,100,869
Walt Disney Co. (The)	196,073	21,695,477

		50,255,486
MULTILINE RETAIL — 0.34%
Dollar General Corp.	34,034	2,512,390

		2,512,390
OIL, GAS & CONSUMABLE FUELS — 4.39%
Chevron Corp.	252,804	28,149,726
Pioneer Natural Resources Co.	22,731	4,096,808

		32,246,534
PERSONAL PRODUCTS — 0.33%
Estee Lauder Companies Inc. (The) Class A	29,716	2,413,236

		2,413,236
PHARMACEUTICALS — 3.49%
Allergan PLC[a]	50,230	10,994,845
Bristol-Myers Squibb Co.	223,806	11,002,303
Zoetis Inc.	66,156	3,634,610

		25,631,758
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.57%
Applied Materials Inc.	144,750	4,957,688
Broadcom Ltd.	53,209	10,615,195
NVIDIA Corp.	72,181	7,880,722
Texas Instruments Inc.	133,848	10,110,878

		33,564,483

Security	Shares	Value
SOFTWARE — 3.44%
Activision Blizzard Inc.	91,606	$3,683,477
Adobe Systems Inc.[a]	66,587	7,549,634
Electronic Arts Inc.[a]	40,430	3,373,075
Intuit Inc.	32,660	3,872,823
salesforce.com inc.[a]	85,485	6,761,864

		25,240,873
SPECIALTY RETAIL — 6.42%
AutoZone Inc.[a]	3,866	2,802,773
Home Depot Inc. (The)	163,132	22,443,700
Lowe’s Companies Inc.	116,487	8,512,870
O’Reilly Automotive Inc.[a]	12,655	3,319,027
Ross Stores Inc.	53,132	3,512,556
TJX Companies Inc. (The)	87,301	6,540,591

		47,131,517
TEXTILES, APPAREL & LUXURY GOODS — 1.29%
NIKE Inc. Class B	178,937	9,465,767

		9,465,767
TOBACCO — 0.91%
Reynolds American Inc.	110,743	6,658,977

		6,658,977

TOTAL COMMON STOCKS
(Cost: $560,970,881)		733,044,564

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	7,203,481	7,205,642
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	541,301	541,301

		7,746,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,745,894)		7,746,943

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $568,716,775)[g]	$740,791,507
Other Assets, Less Liabilities — (0.96)%	(7,017,171)

NET ASSETS — 100.00%	$733,774,336

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $573,968,675. Net unrealized appreciation was $166,822,832, of which $179,854,216 represented gross unrealized appreciation on securities and $13,031,384 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	17,859	2,226	(3,808)	16,277	$6,087,272	$121,954	$331,338

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$733,044,564	$—	$—	$733,044,564
Money market funds	7,746,943	—	—	7,746,943

Total	$740,791,507	$—	$—	$740,791,507

43

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.44%
United Technologies Corp.	48,190	$5,284,997

		5,284,997
AIRLINES — 0.39%
American Airlines Group Inc.	32,626	1,443,701

		1,443,701
AUTOMOBILES — 1.69%
Ford Motor Co.	245,610	3,035,740
General Motors Co.	87,294	3,195,833

		6,231,573
BANKS — 18.29%
Bank of America Corp.	635,917	14,397,161
BB&T Corp.	51,064	2,358,646
Citigroup Inc.	179,335	10,012,273
JPMorgan Chase & Co.	225,182	19,057,153
PNC Financial Services Group Inc. (The)[a]	30,616	3,688,003
SunTrust Banks Inc.	30,900	1,755,738
Wells Fargo & Co.	284,451	16,023,125

		67,292,099
BEVERAGES — 2.76%
Coca-Cola Co. (The)	244,276	10,154,553

		10,154,553
BIOTECHNOLOGY — 1.63%
Gilead Sciences Inc.	82,908	6,006,685

		6,006,685
BUILDING PRODUCTS — 0.70%
Johnson Controls International PLC	58,949	2,592,577

		2,592,577
CAPITAL MARKETS — 3.21%
Franklin Resources Inc.	21,795	866,133
Goldman Sachs Group Inc. (The)	23,272	5,336,735
Morgan Stanley	90,750	3,855,968
State Street Corp.	22,826	1,739,341

		11,798,177
CHEMICALS — 1.68%
Dow Chemical Co. (The)	70,528	4,205,585
LyondellBasell Industries NV Class A	21,035	1,961,934

		6,167,519

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.64%
Cisco Systems Inc.	315,897	$9,704,356

		9,704,356
CONSUMER FINANCE — 2.67%
American Express Co.	48,382	3,695,417
Capital One Financial Corp.	30,351	2,652,374
Discover Financial Services	24,831	1,720,292
Synchrony Financial	49,369	1,768,397

		9,836,480
DIVERSIFIED FINANCIAL SERVICES — 5.33%
Berkshire Hathaway Inc. Class Bb	119,497	19,614,238

		19,614,238
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.85%
AT&T Inc.	386,457	16,293,027
Verizon Communications Inc.	256,545	12,573,271

		28,866,298
ELECTRIC UTILITIES — 4.56%
American Electric Power Co. Inc.	30,950	1,982,657
Duke Energy Corp.	43,356	3,405,180
Edison International	20,518	1,495,352
Exelon Corp.	58,106	2,084,843
PG&E Corp.	31,826	1,969,711
PPL Corp.	42,801	1,491,187
Southern Co. (The)	61,672	3,048,447
Xcel Energy Inc.	31,910	1,318,521

		16,795,898
ELECTRICAL EQUIPMENT — 1.19%
Eaton Corp. PLC	28,433	2,012,488
Emerson Electric Co.	40,451	2,372,855

		4,385,343
ENERGY EQUIPMENT & SERVICES — 0.46%
Baker Hughes Inc.	26,621	1,679,253

		1,679,253
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.78%
Equity Residential	22,974	1,396,130
Weyerhaeuser Co.	46,998	1,472,447

		2,868,577
FOOD & STAPLES RETAILING — 2.27%
Kroger Co. (The)	59,420	2,017,903
Wal-Mart Stores Inc.	94,765	6,324,616

		8,342,519
FOOD PRODUCTS — 1.03%
Archer-Daniels-Midland Co.	36,228	1,603,451
Conagra Brands Inc.	26,127	1,021,304

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
Kellogg Co.	15,870	$1,153,908

		3,778,663
HEALTH CARE PROVIDERS & SERVICES — 0.69%
Anthem Inc.	16,578	2,555,333

		2,555,333
HOUSEHOLD PRODUCTS — 4.01%
Procter & Gamble Co. (The)	168,402	14,752,015

		14,752,015
INSURANCE — 5.45%
Aflac Inc.	25,692	1,798,183
Allstate Corp. (The)	23,185	1,743,744
American International Group Inc.	61,406	3,945,950
Chubb Ltd.	29,284	3,850,553
MetLife Inc.	69,169	3,763,485
Prudential Financial Inc.	27,060	2,844,277
Travelers Companies Inc. (The)	17,877	2,105,553

		20,051,745
INTERNET SOFTWARE & SERVICES — 0.57%
eBay Inc.[b]	65,432	2,082,701

		2,082,701
IT SERVICES — 2.58%
International Business Machines Corp.	54,452	9,502,963

		9,502,963
MACHINERY — 2.28%
Caterpillar Inc.	36,819	3,522,105
Cummins Inc.	9,685	1,423,792
Deere & Co.	18,208	1,949,166
PACCAR Inc.	22,076	1,485,936

		8,380,999
MULTI-UTILITIES — 0.77%
Consolidated Edison Inc.	19,192	1,426,925
Public Service Enterprise Group Inc.	31,865	1,410,026

		2,836,951
MULTILINE RETAIL — 0.62%
Target Corp.	35,348	2,279,239

		2,279,239
OIL, GAS & CONSUMABLE FUELS — 11.22%
Anadarko Petroleum Corp.	35,172	2,445,509
Apache Corp.	23,839	1,426,049
ConocoPhillips	77,973	3,801,964
Exxon Mobil Corp.	260,954	21,891,431
Kinder Morgan Inc./DE	120,816	2,699,029
Marathon Petroleum Corp.	33,234	1,596,894
Occidental Petroleum Corp.	48,091	3,259,127
Phillips 66	27,861	2,274,015

Security	Shares	Value
Valero Energy Corp.	28,495	$1,873,831

		41,267,849
PHARMACEUTICALS — 6.52%
Merck & Co. Inc.	173,508	10,755,761
Mylan NVb	28,912	1,100,101
Pfizer Inc.	381,886	12,117,243

		23,973,105
ROAD & RAIL — 0.74%
CSX Corp.	58,945	2,734,459

		2,734,459
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.09%
Hewlett Packard Enterprise Co.	104,842	2,377,817
HP Inc.	107,727	1,621,291

		3,999,108
TOBACCO — 2.55%
Philip Morris International Inc.	97,628	9,384,980

		9,384,980
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[b]	40,259	371,591

		371,591

TOTAL COMMON STOCKS
(Cost: $326,244,777)		367,016,544

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	349,868	349,868

		349,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $349,868)		349,868

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $326,594,645)[e]	$367,366,412
Other Assets, Less Liabilities — 0.14%	525,201

NET ASSETS — 100.00%	$367,891,613

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $328,396,896. Net unrealized appreciation was $38,969,516, of which $48,218,276 represented gross unrealized appreciation on securities and $9,248,760 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	27,233	7,119	(3,736)	30,616	$3,688,003	$49,165	$47,589

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$367,016,544	$—	$—	$367,016,544
Money market funds	349,868	—	—	349,868

Total	$367,366,412	$—	$—	$367,366,412

46

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.14%
BWX Technologies Inc.	38,954	$1,616,203
Huntington Ingalls Industries Inc.	18,029	3,496,905
L3 Technologies Inc.	30,116	4,779,108
Rockwell Collins Inc.	50,744	4,605,525

		14,497,741
AIR FREIGHT & LOGISTICS — 1.16%
CH Robinson Worldwide Inc.	55,165	4,195,850
Expeditors International of Washington Inc.	70,267	3,659,505

		7,855,355
AIRLINES — 0.67%
Alaska Air Group Inc.	48,021	4,505,330

		4,505,330
AUTO COMPONENTS — 1.44%
Delphi Automotive PLC	105,508	7,391,890
Gentex Corp.	112,440	2,348,872

		9,740,762
AUTOMOBILES — 0.29%
Thor Industries Inc.	18,771	1,942,798

		1,942,798
BANKS — 4.84%
Citizens Financial Group Inc.	199,406	7,212,515
Comerica Inc.	67,106	4,531,668
Commerce Bancshares Inc./MO	34,208	1,933,778
Cullen/Frost Bankers Inc.	22,015	1,968,141
East West Bancorp. Inc.	56,055	2,883,469
PacWest Bancorp.	46,770	2,591,058
People’s United Financial Inc.	122,236	2,291,925
Prosperity Bancshares Inc.	27,257	1,979,676
SVB Financial Group[a]	20,291	3,494,719
Synovus Financial Corp.	48,054	2,002,891
Western Alliance Bancorp.[a]	37,103	1,832,146

		32,721,986
BEVERAGES — 0.97%
Dr Pepper Snapple Group Inc.	71,568	6,527,002

		6,527,002
BIOTECHNOLOGY — 0.51%
OPKO Health Inc.[a,b]	142,449	1,237,882
TESARO Inc.[a,b]	13,413	2,184,173

		3,422,055

Security	Shares	Value
BUILDING PRODUCTS — 0.52%
Owens Corning	44,065	$2,434,591
USG Corp.[a,b]	35,712	1,092,430

		3,527,021
CAPITAL MARKETS — 3.26%
Affiliated Managers Group Inc.[a]	21,315	3,247,553
Eaton Vance Corp. NVS	44,504	1,866,053
Northern Trust Corp.	82,916	6,878,711
Raymond James Financial Inc.	49,222	3,688,205
T Rowe Price Group Inc.	94,831	6,395,403

		22,075,925
CHEMICALS — 2.91%
Albemarle Corp.	43,816	4,059,114
Ashland Global Holdings Inc.	24,176	2,877,669
FMC Corp.	52,043	3,130,907
NewMarket Corp.	3,628	1,564,285
RPM International Inc.	51,862	2,710,308
Valspar Corp. (The)	28,387	3,141,589
Valvoline Inc.[b]	12,190	282,199
WR Grace & Co.	27,547	1,910,109

		19,676,180
COMMERCIAL SERVICES & SUPPLIES — 1.51%
KAR Auction Services Inc.	54,205	2,469,038
Republic Services Inc.	90,055	5,167,356
Stericycle Inc.[a]	33,357	2,573,159

		10,209,553
COMMUNICATIONS EQUIPMENT — 1.32%
ARRIS International PLC[a]	74,143	2,119,007
CommScope Holding Co. Inc.[a]	75,019	2,837,219
Juniper Networks Inc.	148,158	3,967,671

		8,923,897
CONSUMER FINANCE — 0.15%
Credit Acceptance Corp.[a,b]	4,958	1,017,778

		1,017,778
CONTAINERS & PACKAGING — 1.02%
AptarGroup Inc.	24,640	1,797,981
Avery Dennison Corp.	34,913	2,549,347
Berry Plastics Group Inc.[a]	49,755	2,538,998

		6,886,326
DIVERSIFIED FINANCIAL SERVICES — 0.50%
FNFV Group[a]	26,560	345,280
Leucadia National Corp.	125,993	3,004,933

		3,350,213
ELECTRICAL EQUIPMENT — 1.45%
Hubbell Inc.	20,018	2,443,797

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2017

Security	Shares	Value
Rockwell Automation Inc.	49,953	$7,392,545

		9,836,342
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.59%
CDW Corp./DE	62,412	3,214,842
Flex Ltd.[a]	209,977	3,290,340
SYNNEX Corp.	11,402	1,370,292
Trimble Inc.[a]	97,438	2,886,114

		10,761,588
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.56%
Alexandria Real Estate Equities Inc.	30,880	3,422,122
American Campus Communities Inc.	51,367	2,497,464
Apartment Investment & Management Co. Class A	61,005	2,688,490
Brixmor Property Group Inc.	101,767	2,455,638
DDR Corp.	120,939	1,835,854
Digital Realty Trust Inc.[b]	61,916	6,664,019
Duke Realty Corp.	137,920	3,355,594
EPR Properties	24,951	1,845,625
Equity Lifestyle Properties Inc.	31,492	2,328,518
Equity One Inc.	36,469	1,137,468
Gaming and Leisure Properties Inc.	76,223	2,410,933
Healthcare Trust of America Inc. Class A	55,626	1,617,048
Host Hotels & Resorts Inc.	288,221	5,208,153
Iron Mountain Inc.	95,269	3,410,630
Kimco Realty Corp.	165,572	4,121,087
Lamar Advertising Co. Class Ab	32,488	2,453,494
Liberty Property Trust	57,500	2,207,425
Life Storage Inc.	18,213	1,483,449
Macerich Co. (The)	46,945	3,224,652
Medical Properties Trust Inc.	125,705	1,602,739
National Retail Properties Inc.	57,208	2,494,269
Realty Income Corp.	100,739	6,007,067
Senior Housing Properties Trust	90,082	1,716,062
SL Green Realty Corp.	39,471	4,301,155
STORE Capital Corp.	61,198	1,447,945
Taubman Centers Inc.	23,701	1,678,979
Vornado Realty Trust	66,997	7,122,451
Weingarten Realty Investors	46,323	1,650,488
WP Carey Inc.	41,658	2,580,296

		84,969,114
FOOD & STAPLES RETAILING — 0.41%
Rite Aid Corp.[a]	409,115	2,299,226
U.S. Foods Holding Corp.[a]	18,251	496,427

		2,795,653
FOOD PRODUCTS — 2.87%
Hershey Co. (The)	54,336	5,730,818
JM Smucker Co. (The)	45,358	6,161,885
Mead Johnson Nutrition Co.	71,959	5,070,231
Pinnacle Foods Inc.	45,912	2,442,059

		19,404,993
HEALTH CARE EQUIPMENT & SUPPLIES — 2.24%
DENTSPLY SIRONA Inc.	89,941	5,099,655
Hologic Inc.[a]	108,381	4,392,682
Teleflex Inc.	17,130	2,873,215

Security	Shares	Value
Varex Imaging Corp.[a]	0	$11
Varian Medical Systems Inc.[a,b]	36,321	2,820,326

		15,185,889
HEALTH CARE PROVIDERS & SERVICES — 3.73%
AmerisourceBergen Corp.	65,164	5,687,514
DaVita Inc.[a]	61,519	3,921,836
Laboratory Corp. of America Holdings[a]	40,125	5,385,176
Patterson Companies Inc.[b]	32,709	1,361,022
Quest Diagnostics Inc.	54,008	4,964,415
Universal Health Services Inc. Class B	34,932	3,934,391

		25,254,354
HOTELS, RESTAURANTS & LEISURE — 2.47%
Aramark	95,171	3,220,587
Darden Restaurants Inc.	47,947	3,513,556
Royal Caribbean Cruises Ltd.	65,202	6,104,863
Yum China Holdings Inc.[a]	141,793	3,896,472

		16,735,478
HOUSEHOLD DURABLES — 4.10%
DR Horton Inc.	132,202	3,954,162
Harman International Industries Inc.	27,108	3,013,325
Leggett & Platt Inc.	51,981	2,480,533
Lennar Corp. Class A	76,408	3,411,617
Lennar Corp. Class B	3,930	141,323
Mohawk Industries Inc.[a]	24,558	5,300,599
PulteGroup Inc.	115,745	2,489,675
Toll Brothers Inc.[a]	58,652	1,839,327
Whirlpool Corp.	29,259	5,117,106

		27,747,667
HOUSEHOLD PRODUCTS — 0.89%
Clorox Co. (The)	50,153	6,018,360

		6,018,360
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.25%
Calpine Corp.[a]	140,927	1,662,939

		1,662,939
INSURANCE — 6.63%
Alleghany Corp.[a]	5,713	3,493,899
Arch Capital Group Ltd.[a]	47,796	4,222,777
Arthur J Gallagher & Co.	69,318	3,731,388
Assured Guaranty Ltd.	51,141	1,989,896
Endurance Specialty Holdings Ltd.	25,135	2,329,763
First American Financial Corp.	43,038	1,617,368
FNF Group	105,941	3,746,074
Markel Corp.[a]	5,450	5,041,250
RenaissanceRe Holdings Ltd.	8,250	1,124,640
Torchmark Corp.	42,909	3,155,528
White Mountains Insurance Group Ltd.	1,795	1,633,019
Willis Towers Watson PLC	50,074	6,265,760
WR Berkley Corp.	38,069	2,558,617
XL Group Ltd.	104,815	3,937,900

		44,847,879

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.69%
Liberty Interactive Corp. QVC Group Series Aa	172,491	$3,308,377
Liberty Ventures Series Aa	31,857	1,390,558

		4,698,935
INTERNET SOFTWARE & SERVICES — 0.29%
IAC/InterActiveCorp[a]	28,881	1,987,302

		1,987,302
IT SERVICES — 1.92%
Alliance Data Systems Corp.	22,501	5,138,778
Booz Allen Hamilton Holding Corp.	58,466	1,977,320
Computer Sciences Corp.	54,755	3,405,761
First Data Corp. Class Aa	74,384	1,141,051
Genpact Ltd.[a]	53,753	1,326,624

		12,989,534
LEISURE PRODUCTS — 0.83%
Brunswick Corp./DE	35,243	2,109,646
Mattel Inc.	133,246	3,492,378

		5,602,024
LIFE SCIENCES TOOLS & SERVICES — 1.86%
Agilent Technologies Inc.	126,367	6,188,192
PerkinElmer Inc.	42,998	2,287,064
Quintiles IMS Holdings Inc.[a]	52,746	4,140,033

		12,615,289
MACHINERY — 4.89%
Allison Transmission Holdings Inc.	64,691	2,262,891
Donaldson Co. Inc.	51,789	2,188,085
Ingersoll-Rand PLC	100,635	7,985,387
Lincoln Electric Holdings Inc.	24,349	2,029,976
Pentair PLC	65,134	3,818,807
Snap-on Inc.	22,604	4,103,304
Stanley Black & Decker Inc.	58,702	7,279,048
Xylem Inc./NY	69,756	3,439,669

		33,107,167
MEDIA — 3.41%
Cinemark Holdings Inc.	41,492	1,763,410
Discovery Communications Inc. Class Aa,b	59,722	1,693,119
Discovery Communications Inc. Class C NVS[a]	85,774	2,376,798
DISH Network Corp. Class Aa	88,274	5,223,173
Interpublic Group of Companies Inc. (The)	154,659	3,639,126
Liberty Broadband Corp. Class Aa	10,321	863,661
Liberty Broadband Corp. Class Ca	26,409	2,253,744
News Corp. Class A	149,766	1,840,624
News Corp. Class B	47,353	599,015
Scripps Networks Interactive Inc. Class A	37,041	2,821,043

		23,073,713
METALS & MINING — 2.17%
Newmont Mining Corp.	206,758	7,501,180

Security	Shares	Value
Nucor Corp.	124,068	$7,207,110

		14,708,290
MULTI-UTILITIES — 1.07%
WEC Energy Group Inc.	122,951	7,260,256

		7,260,256
OIL, GAS & CONSUMABLE FUELS — 3.13%
Cimarex Energy Co.	36,994	5,001,959
Concho Resources Inc.[a]	56,895	7,933,439
Continental Resources Inc./OKa,b	33,800	1,641,328
Energen Corp.[a]	38,070	2,051,592
ONEOK Inc.	82,011	4,519,626

		21,147,944
PHARMACEUTICALS — 0.30%
Mallinckrodt PLC[a,b]	41,162	2,005,824

		2,005,824
PROFESSIONAL SERVICES — 1.14%
Nielsen Holdings PLC	130,885	5,354,505
Robert Half International Inc.	50,117	2,358,506

		7,713,011
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
CBRE Group Inc. Class Aa	116,937	3,550,207

		3,550,207
ROAD & RAIL — 0.80%
Genesee & Wyoming Inc. Class Aa	23,828	1,795,678
Kansas City Southern	41,908	3,600,316

		5,395,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.97%
Analog Devices Inc.	120,051	8,996,622
Lam Research Corp.	63,432	7,285,799
Maxim Integrated Products Inc.	110,353	4,908,501
Microchip Technology Inc.[b]	84,152	5,667,637
Microsemi Corp.[a]	44,953	2,389,252
Qorvo Inc.[a]	49,666	3,189,054
Teradyne Inc.	79,055	2,243,581
Xilinx Inc.	98,368	5,725,018

		40,405,464
SOFTWARE — 1.54%
Symantec Corp.	242,858	6,690,738
Synopsys Inc.[a]	58,955	3,707,680

		10,398,418
SPECIALTY RETAIL — 2.85%
Cabela’s Inc.[a]	20,172	1,127,413
CarMax Inc.[a]	74,144	4,946,146
Dick’s Sporting Goods Inc.	34,506	1,780,510
Foot Locker Inc.	52,711	3,612,812

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2017

Security	Shares	Value
Michaels Companies Inc. (The)[a]	44,806	$881,334
Signet Jewelers Ltd.	27,280	2,118,838
Tiffany & Co.	41,618	3,276,169
Williams-Sonoma Inc.	32,015	1,543,443

		19,286,665
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.31%
NCR Corp.[a]	48,681	2,094,257

		2,094,257
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
PVH Corp.	30,822	2,891,412

		2,891,412
TRADING COMPANIES & DISTRIBUTORS — 1.90%
HD Supply Holdings Inc.[a]	78,168	3,306,506
United Rentals Inc.[a]	32,810	4,150,793
WW Grainger Inc.	21,350	5,392,370

		12,849,669
TRANSPORTATION INFRASTRUCTURE — 0.32%
Macquarie Infrastructure Corp.	29,275	2,195,332

		2,195,332
WATER UTILITIES — 1.07%
American Water Works Co. Inc.	69,343	5,092,550
Aqua America Inc.	69,668	2,118,604

		7,211,154

TOTAL COMMON STOCKS
(Cost: $602,021,230)		675,288,039

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	18,449,891	18,455,426

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,274,008	$1,274,008

		19,729,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,723,924)		19,729,434

TOTAL INVESTMENTS IN SECURITIES — 102.73%
(Cost: $621,745,154)[f]		695,017,473
Other Assets, Less Liabilities — (2.73)%		(18,481,944)

NET ASSETS — 100.00%		$676,535,529

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $627,197,736. Net unrealized appreciation was $67,819,737, of which $85,447,918 represented gross unrealized appreciation on securities and $17,628,181 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$675,288,039	$—	$—	$675,288,039
Money market funds	19,729,434	—	—	19,729,434

Total	$695,017,473	$—	$—	$695,017,473

50

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.56%
B/E Aerospace Inc.	13,570	$834,148
HEICO Corp.	2,848	219,154
HEICO Corp. Class A	4,794	317,842
Hexcel Corp.	12,279	630,527
Textron Inc.	36,122	1,711,099
TransDigm Group Inc.	6,704	1,450,745

		5,163,515
BANKS — 2.72%
Bank of the Ozarks Inc.	12,147	666,506
First Republic Bank/CA	20,545	1,938,010
Investors Bancorp. Inc.	41,347	593,329
Signature Bank/New York NYa	7,174	1,130,049
Zions BanCorp.	27,253	1,149,804

		5,477,698
BEVERAGES — 0.73%
Brown-Forman Corp. Class A	7,685	359,504
Brown-Forman Corp. Class B	24,400	1,112,640

		1,472,144
BIOTECHNOLOGY — 3.61%
Alkermes PLC[a]	20,331	1,100,110
BioMarin Pharmaceutical Inc.[a]	22,992	2,014,789
Dyax Corp.	23,054	52,794
Incyte Corp.[a]	23,421	2,838,860
Neurocrine Biosciences Inc.[a]	11,613	498,314
Seattle Genetics Inc.[a,b]	12,868	775,168

		7,280,035
BUILDING PRODUCTS — 2.58%
Allegion PLC	12,820	841,889
AO Smith Corp.	19,733	961,984
Fortune Brands Home & Security Inc.	20,643	1,138,049
Lennox International Inc.	5,173	811,178
Masco Corp.	43,889	1,446,142

		5,199,242
CAPITAL MARKETS — 3.72%
CBOE Holdings Inc.	10,866	865,151
E*TRADE Financial Corp.[a]	36,622	1,371,494
FactSet Research Systems Inc.	5,338	923,741
MarketAxess Holdings Inc.	5,019	939,808
MSCI Inc.	12,577	1,040,747
SEI Investments Co.	17,954	870,948
TD Ameritrade Holding Corp.	32,349	1,492,906

		7,504,795
CHEMICALS — 1.30%
Axalta Coating Systems Ltd.[a]	28,930	838,970

Security	Shares	Value
International Flavors & Fragrances Inc.	10,617	$1,244,418
Scotts Miracle-Gro Co. (The) Class A	5,944	546,670

		2,630,058
COMMERCIAL SERVICES & SUPPLIES — 1.27%
Cintas Corp.	11,503	1,335,613
Copart Inc.[a]	13,633	773,537
Rollins Inc.	12,813	451,786

		2,560,936
COMMUNICATIONS EQUIPMENT — 1.84%
Arista Networks Inc.[a]	5,538	520,572
F5 Networks Inc.[a]	8,730	1,170,082
Palo Alto Networks Inc.[a]	12,257	1,808,643
Ubiquiti Networks Inc.[a,b]	3,404	212,409

		3,711,706
CONSTRUCTION MATERIALS — 2.09%
Martin Marietta Materials Inc.	8,484	1,947,926
Vulcan Materials Co.	17,688	2,269,901

		4,217,827
CONTAINERS & PACKAGING — 0.26%
Graphic Packaging Holding Co.	42,455	531,112

		531,112
DISTRIBUTORS — 0.94%
LKQ Corp.[a]	41,108	1,311,756
Pool Corp.	5,526	583,325

		1,895,081
DIVERSIFIED CONSUMER SERVICES — 0.90%
Bright Horizons Family Solutions Inc.[a]	5,882	416,799
Service Corp. International/U.S.	25,465	741,795
ServiceMaster Global Holdings Inc.[a]	18,015	666,195

		1,824,789
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.21%
Zayo Group Holdings Inc.[a]	13,000	415,480

		415,480
ELECTRICAL EQUIPMENT — 1.86%
Acuity Brands Inc.	5,892	1,220,999
AMETEK Inc.	30,939	1,580,983
Sensata Technologies Holding NVa	22,858	958,893

		3,760,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.99%
Cognex Corp.	11,439	772,819
FLIR Systems Inc.	18,198	642,936
IPG Photonics Corp.[a]	4,970	571,500

		1,987,255

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.34%
Core Laboratories NV	5,897	$688,947

		688,947
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.67%
American Homes 4 Rent Class A	28,928	644,516
CubeSmart	24,068	604,829
DCT Industrial Trust Inc.	12,169	543,832
Douglas Emmett Inc.	19,243	728,155
Essex Property Trust Inc.[b]	8,759	1,964,644
Extra Space Storage Inc.	16,816	1,211,593
Federal Realty Investment Trust	9,596	1,347,566
Forest City Realty Trust Inc. Class A	29,061	657,941
Kilroy Realty Corp.	13,051	976,867
Mid-America Apartment Communities Inc.	15,177	1,441,056
Regency Centers Corp.	13,979	974,756
SBA Communications Corp.[a]	16,587	1,745,947
Spirit Realty Capital Inc.	64,642	680,034
Sun Communities Inc.[b]	8,884	699,704
UDR Inc.	35,725	1,248,589

		15,470,029
FOOD & STAPLES RETAILING — 0.30%
Casey’s General Stores Inc.	5,238	601,846

		601,846
FOOD PRODUCTS — 2.44%
Blue Buffalo Pet Products Inc.[a]	12,610	305,792
Hain Celestial Group Inc. (The)[a]	13,829	547,075
McCormick & Co. Inc./MD	15,315	1,463,348
Post Holdings Inc.[a]	8,673	725,757
TreeHouse Foods Inc.[a,b]	7,584	575,474
WhiteWave Foods Co. (The)[a]	23,692	1,304,482

		4,921,928
HEALTH CARE EQUIPMENT & SUPPLIES — 5.10%
ABIOMED Inc.[a]	5,393	573,653
Align Technology Inc.[a,b]	10,021	918,826
Cooper Companies Inc. (The)	6,514	1,202,550
CR Bard Inc.	9,829	2,332,717
DexCom Inc.[a,b]	11,299	894,316
IDEXX Laboratories Inc.[a]	11,986	1,466,247
ResMed Inc.	18,858	1,273,669
STERIS PLC	11,389	806,683
West Pharmaceutical Services Inc.	9,791	828,612

		10,297,273
HEALTH CARE PROVIDERS & SERVICES — 2.90%
Centene Corp.[a]	22,845	1,445,403
Henry Schein Inc.[a]	10,760	1,720,094
MEDNAX Inc.[a]	12,392	846,993
VCA Inc.[a]	10,846	982,648
WellCare Health Plans Inc.[a]	5,921	861,742

		5,856,880

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.33%
athenahealth Inc.[a,b]	5,275	$664,597

		664,597
HOTELS, RESTAURANTS & LEISURE — 4.20%
Chipotle Mexican Grill Inc.[a,b]	3,870	1,630,973
Domino’s Pizza Inc.	6,425	1,121,420
Dunkin’ Brands Group Inc.	12,263	636,082
MGM Resorts International[a]	64,386	1,854,317
Norwegian Cruise Line Holdings Ltd.[a,b]	21,882	1,028,454
Panera Bread Co. Class Aa	2,919	610,246
Six Flags Entertainment Corp.	11,445	681,893
Vail Resorts Inc.	5,334	914,994

		8,478,379
HOUSEHOLD DURABLES — 0.43%
NVR Inc.[a]	471	875,118

		875,118
HOUSEHOLD PRODUCTS — 0.99%
Church & Dwight Co. Inc.	34,571	1,563,300
Spectrum Brands Holdings Inc.	3,256	434,318

		1,997,618
INDUSTRIAL CONGLOMERATES — 1.76%
Carlisle Companies Inc.	8,629	941,510
Roper Technologies Inc.	13,560	2,601,486

		3,542,996
INSURANCE — 0.46%
Brown & Brown Inc.	15,369	647,496
Erie Indemnity Co. Class A	2,470	276,912

		924,408
INTERNET & DIRECT MARKETING RETAIL — 1.37%
Expedia Inc.	16,144	1,962,949
TripAdvisor Inc.[a]	15,279	808,259

		2,771,208
INTERNET SOFTWARE & SERVICES — 3.31%
Akamai Technologies Inc.[a]	23,167	1,589,025
CoStar Group Inc.[a,b]	4,360	881,156
MercadoLibre Inc.	5,900	1,093,801
Twitter Inc.[a,b]	80,279	1,414,516
VeriSign Inc.[a,b]	12,156	975,033
Zillow Group Inc. Class Aa	6,075	218,578
Zillow Group Inc. Class Ca	14,039	496,700

		6,668,809
IT SERVICES — 4.40%
Broadridge Financial Solutions Inc.	15,912	1,058,626
Euronet Worldwide Inc.[a]	6,979	499,138
Gartner Inc.[a]	11,039	1,096,835
Global Payments Inc.	20,547	1,587,872

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
Jack Henry & Associates Inc.	10,434	$936,765
Sabre Corp.	27,722	679,189
Total System Services Inc.	22,112	1,120,636
Vantiv Inc. Class Aa	20,893	1,300,380
WEX Inc.[a]	5,142	587,885

		8,867,326
LEISURE PRODUCTS — 0.95%
Hasbro Inc.	15,025	1,239,713
Polaris Industries Inc.	7,965	669,617

		1,909,330
LIFE SCIENCES TOOLS & SERVICES — 1.50%
Mettler-Toledo International Inc.[a]	3,508	1,496,618
Waters Corp.[a]	10,772	1,525,854

		3,022,472
MACHINERY — 4.11%
Fortive Corp.	40,211	2,224,070
Graco Inc.	7,444	666,908
IDEX Corp.	10,200	919,632
Middleby Corp. (The)[a]	7,698	1,032,918
Nordson Corp.	7,116	807,880
Toro Co. (The)	14,601	860,437
WABCO Holdings Inc.[a]	6,913	753,724
Wabtec Corp./DE	11,902	1,031,189

		8,296,758
MEDIA — 0.88%
Liberty Media Corp.-Liberty SiriusXM Class Aa	11,629	421,435
Liberty Media Corp.-Liberty SiriusXM Class Ca	23,507	843,666
Live Nation Entertainment Inc.[a]	17,678	505,945

		1,771,046
METALS & MINING — 0.31%
Royal Gold Inc.	8,731	630,116

		630,116
MULTILINE RETAIL — 1.21%
Dollar Tree Inc.[a]	31,559	2,436,039

		2,436,039
OIL, GAS & CONSUMABLE FUELS — 4.30%
Antero Resources Corp.[a]	19,305	471,235
Cabot Oil & Gas Corp.	62,183	1,335,691
Cheniere Energy Inc.[a]	31,436	1,497,926
Diamondback Energy Inc.[a]	11,849	1,246,159
EQT Corp.	23,095	1,400,250
Parsley Energy Inc. Class Aa	24,788	873,033
Range Resources Corp.	25,109	812,025
Rice Energy Inc.[a]	21,346	423,291
RSP Permian Inc.[a]	14,613	621,929

		8,681,539

Security	Shares	Value
PHARMACEUTICALS — 0.48%
Jazz Pharmaceuticals PLC[a]	8,002	$975,604

		975,604
PROFESSIONAL SERVICES — 2.83%
Equifax Inc.	16,010	1,877,653
IHS Markit Ltd.[a]	43,998	1,735,721
TransUnion[a]	11,740	370,162
Verisk Analytics Inc. Class Aa	20,818	1,720,400

		5,703,936
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
Howard Hughes Corp. (The)[a]	4,793	510,982

		510,982
ROAD & RAIL — 1.12%
AMERCO	734	276,476
JB Hunt Transport Services Inc.	11,694	1,158,641
Old Dominion Freight Line Inc.[a]	9,257	817,208

		2,252,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.13%
Linear Technology Corp.	32,132	2,028,493
Skyworks Solutions Inc.	24,840	2,278,822

		4,307,315
SOFTWARE — 9.69%
ANSYS Inc.[a]	11,563	1,078,365
Aspen Technology Inc.[a]	10,325	548,361
Autodesk Inc.[a]	26,182	2,129,644
Cadence Design Systems Inc.[a]	38,357	998,433
CDK Global Inc.	19,982	1,249,874
Citrix Systems Inc.[a]	20,850	1,901,312
Fortinet Inc.[a]	19,663	653,991
Guidewire Software Inc.[a,b]	9,826	514,195
Manhattan Associates Inc.[a]	9,517	487,841
PTC Inc.[a]	15,454	812,417
Red Hat Inc.[a]	24,009	1,821,803
ServiceNow Inc.[a]	21,991	1,992,824
Splunk Inc.[a]	17,976	1,040,091
SS&C Technologies Holdings Inc.	22,775	731,761
Tyler Technologies Inc.[a]	4,456	650,665
Ultimate Software Group Inc. (The)[a]	3,877	750,820
VMware Inc. Class Aa,b	9,535	834,694
Workday Inc. Class Aa	16,321	1,356,112

		19,553,203
SPECIALTY RETAIL — 2.89%
Advance Auto Parts Inc.	9,846	1,617,107
Burlington Stores Inc.[a]	9,437	789,877
Tractor Supply Co.	17,546	1,292,614
Ulta Salon Cosmetics & Fragrance Inc.[a]	7,838	2,134,130

		5,833,728

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.41%
Carter’s Inc.	6,600	$552,750
Columbia Sportswear Co.	3,639	197,852
Hanesbrands Inc.	50,512	1,197,640
lululemon athletica Inc.[a]	14,301	965,461
Michael Kors Holdings Ltd.[a]	21,956	939,936
Under Armour Inc. Class Aa,b	24,563	527,859
Under Armour Inc. Class Ca	24,701	474,753

		4,856,251
THRIFTS & MORTGAGE FINANCE — 0.07%
TFS Financial Corp.	7,958	139,185

		139,185
TRADING COMPANIES & DISTRIBUTORS — 1.21%
Fastenal Co.	38,639	1,919,586
Watsco Inc.	3,449	526,800

		2,446,386

TOTAL COMMON STOCKS
(Cost: $161,743,311)		201,586,125

SHORT-TERM INVESTMENTS — 6.57%

MONEY MARKET FUNDS — 6.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	13,112,862	13,116,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	134,175	134,175

		13,250,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,248,060)		13,250,971

TOTAL INVESTMENTS IN SECURITIES — 106.49%
(Cost: $174,991,371)[f]		214,837,096
Other Assets, Less Liabilities — (6.49)%		(13,097,405)

NET ASSETS — 100.00%		$201,739,691

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $175,886,611. Net unrealized appreciation was $38,950,485, of which $43,655,423 represented gross unrealized appreciation on securities and $4,704,938 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$201,533,331	$—	$52,794	$201,586,125
Money market funds	13,250,971	—	—	13,250,971

Total	$214,784,302	$—	$52,794	$214,837,096

54

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.46%
Arconic Inc.	98,425	$2,243,106
Orbital ATK Inc.	13,288	1,155,391
Spirit AeroSystems Holdings Inc. Class A	27,540	1,653,777

		5,052,274
AIRLINES — 1.74%
JetBlue Airways Corp.[a]	73,285	1,437,119
United Continental Holdings Inc.[a]	64,811	4,567,231

		6,004,350
AUTO COMPONENTS — 2.78%
Adient PLC[a]	21,006	1,333,671
Autoliv Inc.	19,804	2,290,531
BorgWarner Inc.	44,941	1,834,941
Goodyear Tire & Rubber Co. (The)	58,599	1,898,022
Lear Corp.	15,759	2,239,196

		9,596,361
AUTOMOBILES — 0.66%
Harley-Davidson Inc.	39,680	2,263,347

		2,263,347
BANKS — 6.95%
BOK Financial Corp.	4,849	398,782
CIT Group Inc.	45,357	1,868,255
Fifth Third Bancorp.	169,613	4,426,899
Huntington Bancshares Inc./OH	243,502	3,294,582
KeyCorp	242,588	4,359,306
M&T Bank Corp.	34,804	5,658,086
Regions Financial Corp.	276,318	3,981,743

		23,987,653
BIOTECHNOLOGY — 0.45%
United Therapeutics Corp.[a,b]	9,521	1,557,921

		1,557,921
CAPITAL MARKETS — 2.45%
Ameriprise Financial Inc.	35,477	3,983,003
Invesco Ltd.	91,704	2,652,079
Nasdaq Inc.	25,587	1,804,907

		8,439,989
CHEMICALS — 3.20%
Celanese Corp. Series A	32,144	2,712,953
CF Industries Holdings Inc.	52,327	1,846,620
Eastman Chemical Co.	32,941	2,552,927
Huntsman Corp.	45,031	918,182
Mosaic Co. (The)	78,618	2,466,247

Security	Shares	Value
Westlake Chemical Corp.	8,526	$527,845

		11,024,774
COMMUNICATIONS EQUIPMENT — 2.03%
Brocade Communications Systems Inc.	91,210	1,137,389
Harris Corp.	27,897	2,865,301
Motorola Solutions Inc.	37,253	3,006,689

		7,009,379
CONSTRUCTION & ENGINEERING — 1.69%
AECOM[a,b]	34,913	1,289,337
Fluor Corp.	31,258	1,734,819
Jacobs Engineering Group Inc.[a]	27,105	1,586,998
Quanta Services Inc.[a]	34,305	1,231,206

		5,842,360
CONSUMER FINANCE — 1.12%
Ally Financial Inc.	105,860	2,235,763
Navient Corp.	68,782	1,034,481
OneMain Holdings Inc.[a]	12,083	270,418
Santander Consumer USA Holdings Inc.[a]	25,606	338,511

		3,879,173
CONTAINERS & PACKAGING — 5.58%
Ball Corp.	39,239	2,992,366
Bemis Co. Inc.	21,273	1,036,421
Crown Holdings Inc.[a]	31,380	1,699,855
International Paper Co.	92,305	5,224,463
Packaging Corp. of America	20,962	1,932,277
Sealed Air Corp.	43,392	2,104,512
Sonoco Products Co.	22,635	1,243,793
WestRock Co.	56,365	3,007,636

		19,241,323
DISTRIBUTORS — 0.94%
Genuine Parts Co.	33,387	3,232,195

		3,232,195
DIVERSIFIED CONSUMER SERVICES — 0.29%
H&R Block Inc.	46,960	1,007,762

		1,007,762
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Voya Financial Inc.	43,687	1,757,091

		1,757,091
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.19%
CenturyLink Inc.	122,716	3,173,436
Frontier Communications Corp.	266,120	928,759

		4,102,195
ELECTRIC UTILITIES — 5.67%
Alliant Energy Corp.	51,067	1,922,673
Avangrid Inc.	12,669	491,557

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
Entergy Corp.	40,209	$2,880,573
Eversource Energy	71,204	3,939,005
FirstEnergy Corp.	95,567	2,897,591
Great Plains Energy Inc.	48,826	1,345,156
IDACORP Inc.	11,450	916,229
OGE Energy Corp.	44,827	1,503,498
Pinnacle West Capital Corp.	24,985	1,939,585
Westar Energy Inc.	31,827	1,740,619

		19,576,486
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.52%
Arrow Electronics Inc.[a]	20,109	1,478,414
Avnet Inc.	28,649	1,330,459
Jabil Circuit Inc.	42,105	1,009,678
Keysight Technologies Inc.[a]	38,502	1,427,269

		5,245,820
ENERGY EQUIPMENT & SERVICES — 2.80%
Helmerich & Payne Inc.	24,283	1,727,978
National Oilwell Varco Inc.	84,779	3,205,494
TechnipFMC PLC[a]	106,114	3,567,553
Weatherford International PLC[a,b]	222,545	1,159,459

		9,660,484
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.96%
Camden Property Trust	19,642	1,641,482
HCP Inc.[b]	104,959	3,182,357
Highwoods Properties Inc.	22,742	1,169,166
Hospitality Properties Trust	29,713	924,966
Omega Healthcare Investors Inc.[b]	44,206	1,417,686
VEREIT Inc.	218,673	1,865,281

		10,200,938
FOOD & STAPLES RETAILING — 0.63%
Whole Foods Market Inc.	71,474	2,159,944

		2,159,944
FOOD PRODUCTS — 2.09%
Bunge Ltd.	31,303	2,166,481
Campbell Soup Co.	43,492	2,706,507
Ingredion Inc.	16,252	2,083,344
Pilgrim’s Pride Corp.	13,313	254,811

		7,211,143
GAS UTILITIES — 1.35%
Atmos Energy Corp.	23,337	1,777,813
National Fuel Gas Co.	19,326	1,085,155
UGI Corp.	38,830	1,800,547

		4,663,515
HOTELS, RESTAURANTS & LEISURE — 1.08%
Wyndham Worldwide Corp.	24,193	1,912,698
Wynn Resorts Ltd.	17,813	1,806,773

		3,719,471

Security	Shares	Value
HOUSEHOLD DURABLES — 0.53%
CalAtlantic Group Inc.	16,652	$580,655
Garmin Ltd.	26,074	1,259,114

		1,839,769
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
AES Corp./VA	147,966	1,692,731

		1,692,731
INSURANCE — 8.32%
American Financial Group Inc./OH	16,518	1,423,356
AmTrust Financial Services Inc.	24,520	647,083
Assurant Inc.	12,932	1,256,085
Axis Capital Holdings Ltd.	20,060	1,284,041
Cincinnati Financial Corp.	33,653	2,375,229
Everest Re Group Ltd.	6,626	1,457,256
Hartford Financial Services Group Inc. (The)	84,790	4,130,121
Lincoln National Corp.	51,305	3,463,600
Loews Corp.	62,023	2,889,031
Old Republic International Corp.	55,382	1,151,946
Principal Financial Group Inc.	60,056	3,428,597
Reinsurance Group of America Inc.	14,488	1,817,809
Unum Group	52,104	2,367,085
Validus Holdings Ltd.	18,003	1,026,171

		28,717,410
IT SERVICES — 1.37%
CSRA Inc.	33,020	1,024,281
Leidos Holdings Inc.	32,335	1,562,427
Western Union Co. (The)	108,836	2,131,009

		4,717,717
MACHINERY — 3.01%
AGCO Corp.	15,318	961,971
Colfax Corp.[a]	22,299	869,661
Dover Corp.	34,871	2,711,220
Flowserve Corp.	29,283	1,439,552
Parker-Hannifin Corp.	29,944	4,405,661

		10,388,065
MEDIA — 1.31%
TEGNA Inc.	48,665	1,114,915
Viacom Inc. Class A	2,331	105,478
Viacom Inc. Class B NVS	77,977	3,285,951

		4,506,344
METALS & MINING — 2.27%
Freeport-McMoRan Inc.[a]	281,206	4,682,080
Reliance Steel & Aluminum Co.	16,444	1,309,765
Steel Dynamics Inc.	54,730	1,850,421

		7,842,266
MORTGAGE REAL ESTATE INVESTMENT — 1.46%
AGNC Investment Corp.	75,014	1,400,512
Annaly Capital Management Inc.	229,887	2,349,445

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
Starwood Property Trust Inc.	58,101	$1,293,328

		5,043,285
MULTI-UTILITIES — 5.28%
Ameren Corp.	54,464	2,867,529
CenterPoint Energy Inc.	96,675	2,533,852
CMS Energy Corp.	62,651	2,668,933
DTE Energy Co.	40,278	3,973,022
MDU Resources Group Inc.	44,301	1,300,234
NiSource Inc.	72,445	1,620,595
SCANA Corp.	32,081	2,203,965
Vectren Corp.	18,815	1,032,755

		18,200,885
MULTILINE RETAIL — 1.39%
Kohl’s Corp.	39,928	1,590,332
Macy’s Inc.	68,614	2,026,858
Nordstrom Inc.	26,327	1,164,180

		4,781,370
OIL, GAS & CONSUMABLE FUELS — 7.85%
Chesapeake Energy Corp.[a]	168,958	1,089,779
Devon Energy Corp.	117,533	5,352,453
Hess Corp.	59,858	3,243,106
HollyFrontier Corp.	39,877	1,155,237
Marathon Oil Corp.	190,174	3,185,414
Murphy Oil Corp.	36,691	1,060,737
Newfield Exploration Co.[a]	44,276	1,774,582
Noble Energy Inc.	96,226	3,825,946
QEP Resources Inc.[a]	54,384	948,457
Southwestern Energy Co.[a]	111,239	1,002,263
Targa Resources Corp.	40,590	2,338,796
Tesoro Corp.	26,235	2,121,100

		27,097,870
PERSONAL PRODUCTS — 1.15%
Coty Inc. Class A	105,542	2,026,407
Edgewell Personal Care Co.[a]	13,180	1,039,111
Herbalife Ltd.[a,b]	15,866	891,669

		3,957,187
PHARMACEUTICALS — 0.87%
Endo International PLC[a]	45,129	552,379
Perrigo Co. PLC	32,183	2,450,735

		3,003,114
PROFESSIONAL SERVICES — 0.72%
Dun & Bradstreet Corp. (The)	8,345	1,023,264
ManpowerGroup Inc.	15,194	1,450,419

		2,473,683
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.31%
Jones Lang LaSalle Inc.	10,260	1,057,088

		1,057,088

Security	Shares	Value
ROAD & RAIL — 0.27%
Ryder System Inc.	12,140	$942,064

		942,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.95%
Advanced Micro Devices Inc.[a]	170,605	1,769,174
First Solar Inc.[a,b]	17,755	553,778
KLA-Tencor Corp.	35,089	2,986,425
Marvell Technology Group Ltd.	99,996	1,486,940
Micron Technology Inc.[a]	231,696	5,586,191
ON Semiconductor Corp.[a]	94,515	1,258,940

		13,641,448
SOFTWARE — 0.91%
CA Inc.	70,344	2,199,657
Nuance Communications Inc.[a]	58,187	922,846

		3,122,503
SPECIALTY RETAIL — 2.38%
AutoNation Inc.[a,b]	14,941	793,666
Bed Bath & Beyond Inc.	34,440	1,389,654
Best Buy Co. Inc.	61,287	2,728,497
Gap Inc. (The)	49,764	1,146,065
Sally Beauty Holdings Inc.[a]	32,828	781,307
Staples Inc.	147,381	1,355,905

		8,195,094
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.41%
NetApp Inc.	61,814	2,368,712
Seagate Technology PLC	66,112	2,984,957
Western Digital Corp.	64,081	5,109,178
Xerox Corp.	188,862	1,308,814

		11,771,661
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Coach Inc.	62,934	2,350,585
Ralph Lauren Corp.	12,773	1,129,516

		3,480,101
THRIFTS & MORTGAGE FINANCE — 0.48%
New York Community Bancorp. Inc.	109,330	1,660,723

		1,660,723

TOTAL COMMON STOCKS
(Cost: $301,077,853)		344,568,326

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	8,129,165	8,131,604

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	334,023	$334,023

		8,465,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,464,694)		8,465,627

TOTAL INVESTMENTS IN SECURITIES — 102.33%
(Cost: $309,542,547)[f]		353,033,953
Other Assets, Less Liabilities — (2.33)%		(8,032,562)

NET ASSETS — 100.00%		$345,001,391

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $312,217,185. Net unrealized appreciation was $40,816,768, of which $49,480,714 represented gross unrealized appreciation on securities and $8,663,946 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$344,568,326	$—	$—	$344,568,326
Money market funds	8,465,627	—	—	8,465,627

Total	$353,033,953	$—	$—	$353,033,953

58

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 1.61%
Aerojet Rocketdyne Holdings Inc.[a]	26,798	$485,312
Curtiss-Wright Corp.	16,945	1,661,627
Teledyne Technologies Inc.[a]	13,387	1,644,859

		3,791,798
AIR FREIGHT & LOGISTICS — 0.24%
Hub Group Inc. Class Aa	12,709	563,644

		563,644
AIRLINES — 1.72%
Allegiant Travel Co.	5,005	860,860
Hawaiian Holdings Inc.[a]	20,498	1,044,373
SkyWest Inc.	19,807	701,168
Spirit Airlines Inc.[a,b]	26,555	1,435,032

		4,041,433
AUTO COMPONENTS — 1.10%
Tenneco Inc.[a,b]	21,082	1,421,981
Visteon Corp.[a]	13,023	1,166,470

		2,588,451
BANKS — 13.45%
Ameris Bancorp.	13,366	602,807
Bank of Hawaii Corp.	16,353	1,404,886
BankUnited Inc.	39,893	1,523,913
Banner Corp.	10,109	567,317
Cathay General Bancorp.	28,452	1,036,791
Columbia Banking System Inc.	22,273	885,574
Community Bank System Inc.	17,029	993,812
CVB Financial Corp.	38,602	870,089
First Citizens BancShares Inc./NC Class A	3,371	1,236,281
First Hawaiian Inc.	8,050	265,569
First Horizon National Corp.	89,366	1,787,320
First Midwest Bancorp. Inc./IL	31,006	752,826
Glacier Bancorp. Inc.	29,361	1,043,196
Great Western Bancorp. Inc.	22,531	963,200
Home BancShares Inc./AR	47,330	1,275,070
Hope Bancorp Inc.	48,773	1,019,843
IBERIABANK Corp.	16,962	1,393,428
Independent Bank Corp./Rockland MA	10,336	644,450
MB Financial Inc.	27,205	1,211,439
Renasant Corp.	16,115	641,377
Simmons First National Corp. Class A	11,372	684,026
South State Corp.	9,299	831,331
Sterling Bancorp./DE	50,087	1,194,575
Texas Capital Bancshares Inc.[a]	18,776	1,549,020
TowneBank/Portsmouth VA	21,725	699,545
UMB Financial Corp.	16,703	1,288,469
Union Bankshares Corp.	16,672	612,863
United Community Banks Inc./GA	27,208	765,361
Webster Financial Corp.	35,148	1,845,973
Wintrust Financial Corp.	19,830	1,419,828

Security	Shares	Value
Yadkin Financial Corp.	19,807	$633,824

		31,644,003
BEVERAGES — 0.23%
Boston Beer Co. Inc. (The) Class Aa	3,473	533,800

		533,800
BIOTECHNOLOGY — 1.11%
Alnylam Pharmaceuticals Inc.[a,b]	27,327	1,092,807
Five Prime Therapeutics Inc.[a,b]	10,885	498,642
Myriad Genetics Inc.[a,b]	26,190	423,754
Sarepta Therapeutics Inc.[a]	19,238	597,532

		2,612,735
BUILDING PRODUCTS — 0.93%
Apogee Enterprises Inc.	11,064	631,533
Armstrong World Industries Inc.[a]	19,071	761,886
Universal Forest Products Inc.	7,783	791,609

		2,185,028
CAPITAL MARKETS — 2.21%
Evercore Partners Inc. Class A	14,902	1,154,160
Federated Investors Inc. Class B	34,419	895,238
Janus Capital Group Inc.	54,701	683,763
LPL Financial Holdings Inc.	30,384	1,194,091
Stifel Financial Corp.[a]	25,373	1,277,023

		5,204,275
CHEMICALS — 5.96%
Cabot Corp.	23,872	1,321,793
Chemours Co. (The)	69,669	1,840,655
Chemtura Corp.[a]	24,108	797,975
GCP Applied Technologies Inc.[a,b]	27,200	733,040
HB Fuller Co.	19,301	952,890
Ingevity Corp.[a]	16,166	898,668
Innospec Inc.	9,181	655,064
Minerals Technologies Inc.	13,376	1,072,086
Olin Corp.	63,320	1,659,617
PolyOne Corp.	32,145	1,096,466
Sensient Technologies Corp.	17,059	1,309,278
Stepan Co.	7,461	582,779
Trinseo SA	17,133	1,109,362

		14,029,673
COMMERCIAL SERVICES & SUPPLIES — 3.96%
ABM Industries Inc.	21,402	864,427
Brink’s Co. (The)	17,192	765,044
Covanta Holding Corp.	50,073	806,175
Deluxe Corp.	18,612	1,355,884
Herman Miller Inc.	23,033	718,630
HNI Corp.	17,094	861,709
Matthews International Corp. Class A	12,335	831,996
MSA Safety Inc.	11,946	852,347
Steelcase Inc. Class A	33,263	558,818
Tetra Tech Inc.	21,899	956,986
UniFirst Corp./MA	5,904	755,122

		9,327,138

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.67%
Finisar Corp.[a]	42,215	$1,248,298
NetScout Systems Inc.[a]	35,134	1,169,962
Plantronics Inc.	12,744	721,056
Viavi Solutions Inc.[a]	88,111	788,593

		3,927,909
CONSTRUCTION & ENGINEERING — 1.30%
Dycom Industries Inc.[a]	12,075	973,970
Granite Construction Inc.	15,162	851,043
Valmont Industries Inc.	8,620	1,241,280

		3,066,293
CONSTRUCTION MATERIALS — 0.71%
Headwaters Inc.[a]	28,389	657,773
Summit Materials Inc. Class Aa	40,645	1,020,190

		1,677,963
CONSUMER FINANCE — 0.66%
FirstCash Inc.	18,619	795,031
LendingClub Corp.[a]	122,274	754,431

		1,549,462
DIVERSIFIED CONSUMER SERVICES — 0.30%
Sotheby’sa	17,642	700,564

		700,564
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.44%
Consolidated Communications Holdings Inc.	19,389	510,125
Vonage Holdings Corp.[a]	73,412	520,491

		1,030,616
ELECTRIC UTILITIES — 0.24%
Otter Tail Corp.	15,029	568,848

		568,848
ELECTRICAL EQUIPMENT — 1.06%
Atkore International Group Inc.[a]	7,645	204,275
EnerSys	16,633	1,296,542
Generac Holdings Inc.[a]	24,496	986,209

		2,487,026
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.63%
Belden Inc.	16,138	1,234,073
Dolby Laboratories Inc. Class A	21,900	1,049,229
Fabrinet[a]	14,112	594,539
Knowles Corp.[a,b]	33,971	612,157
OSI Systems Inc.[a,b]	6,930	517,463
TTM Technologies Inc.[a]	32,276	478,653
Zebra Technologies Corp. Class Aa,b	20,226	1,692,309

		6,178,423

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.26%
Forum Energy Technologies Inc.[a,b]	27,253	$591,390
McDermott International Inc.[a,b]	92,400	748,440
U.S. Silica Holdings Inc.	27,458	1,623,866

		2,963,696
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.41%
American Assets Trust Inc.	15,375	660,049
Chesapeake Lodging Trust	23,009	589,030
Columbia Property Trust Inc.	47,377	1,054,138
Corporate Office Properties Trust[b]	36,357	1,156,880
Cousins Properties Inc.	131,309	1,116,126
DuPont Fabros Technology Inc.	28,946	1,374,356
EastGroup Properties Inc.	12,116	857,449
Education Realty Trust Inc.[b]	28,026	1,126,925
Empire State Realty Trust Inc. Class Ab	47,261	968,378
First Industrial Realty Trust Inc.	44,769	1,157,279
Gramercy Property Trust	53,881	1,419,226
Healthcare Realty Trust Inc.	44,380	1,340,720
LTC Properties Inc.	15,013	700,657
Monogram Residential Trust Inc.	63,854	649,395
National Health Investors Inc.	15,289	1,131,233
Paramount Group Inc.	67,019	1,118,547
Pebblebrook Hotel Trust	27,590	825,217
Pennsylvania REIT[b]	26,620	476,764
PS Business Parks Inc.	7,495	839,740
Ramco-Gershenson Properties Trust	30,338	493,296
Rayonier Inc.	46,925	1,308,738
RLJ Lodging Trust	47,690	1,106,885
Ryman Hospitality Properties Inc.	19,532	1,194,968
Sabra Health Care REIT Inc.[b]	24,984	634,594
STAG Industrial Inc.	28,937	669,602
Sunstone Hotel Investors Inc.	82,911	1,220,450
Washington REIT[b]	28,622	900,162
Xenia Hotels & Resorts Inc.	40,920	750,882

		26,841,686
FOOD & STAPLES RETAILING — 0.36%
Performance Food Group Co.[a]	21,798	482,826
Weis Markets Inc.	6,309	375,007

		857,833
FOOD PRODUCTS — 1.28%
AdvancePierre Foods Holdings Inc.	14,511	402,100
B&G Foods Inc.	25,480	1,130,038
Cal-Maine Foods Inc.[a,b]	11,383	474,671
Darling Ingredients Inc.[a,b]	63,190	758,280
Tootsie Roll Industries Inc.[b]	6,686	250,391

		3,015,480
GAS UTILITIES — 0.98%
ONE Gas Inc.	20,007	1,292,852
South Jersey Industries Inc.	30,414	1,003,662

		2,296,514
HEALTH CARE EQUIPMENT & SUPPLIES — 1.43%
Alere Inc.[a]	33,319	1,232,803

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Haemonetics Corp.[a,b]	19,835	$790,623
Hill-Rom Holdings Inc.	22,904	1,348,359

		3,371,785
HEALTH CARE PROVIDERS & SERVICES — 4.09%
Acadia Healthcare Co. Inc.[a,b]	29,147	1,118,370
AMN Healthcare Services Inc.[a,b]	18,455	661,612
Brookdale Senior Living Inc.[a]	71,251	1,066,627
Envision Healthcare Corp.[a,b]	44,935	3,055,580
HealthSouth Corp.	34,391	1,335,059
Premier Inc.[a]	19,177	610,979
Team Health Holdings Inc.[a]	28,515	1,239,262
Tenet Healthcare Corp.[a]	30,522	536,882

		9,624,371
HOTELS, RESTAURANTS & LEISURE — 2.92%
Belmond Ltd. Class Aa,b	32,321	447,646
Bloomin’ Brands Inc.	40,340	690,217
Boyd Gaming Corp.[a,b]	31,428	638,617
Brinker International Inc.	19,058	848,081
Choice Hotels International Inc.	13,745	762,848
Cracker Barrel Old Country Store Inc.	9,208	1,455,416
DineEquity Inc.	6,510	446,456
ILG Inc.	40,578	768,953
Marriott Vacations Worldwide Corp.	9,303	804,523

		6,862,757
HOUSEHOLD DURABLES — 0.71%
Helen of Troy Ltd.[a]	10,672	995,698
TRI Pointe Group Inc.[a,b]	55,761	684,187

		1,679,885
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.45%
Dynegy Inc.[a]	44,873	428,537
NRG Yield Inc. Class A	13,305	216,206
NRG Yield Inc. Class C	24,012	407,004

		1,051,747
INSURANCE — 1.83%
Kemper Corp.	18,616	804,211
National General Holdings Corp.	23,626	578,601
Navigators Group Inc. (The)	8,472	475,703
Primerica Inc.	17,525	1,322,261
RLI Corp.	14,623	868,898
Third Point Reinsurance Ltd.[a,b]	22,104	253,091

		4,302,765
INTERNET & DIRECT MARKETING RETAIL — 0.18%
HSN Inc.	12,182	429,415

		429,415
IT SERVICES — 3.49%
Blackhawk Network Holdings Inc.[a]	21,261	759,018
CACI International Inc. Class Aa	9,353	1,148,548
Convergys Corp.	36,602	908,462
CoreLogic Inc./U.S.[a]	33,069	1,166,343

Security	Shares	Value
CSG Systems International Inc.	12,358	$598,127
DST Systems Inc.	12,251	1,410,703
Science Applications International Corp.	17,169	1,397,900
Sykes Enterprises Inc.[a]	15,104	421,855
Syntel Inc.	10,679	224,900
TeleTech Holdings Inc.	6,080	179,968

		8,215,824
LEISURE PRODUCTS — 0.47%
American Outdoor Brands Corp.[a,b]	21,592	459,910
Vista Outdoor Inc.[a]	22,573	650,328

		1,110,238
LIFE SCIENCES TOOLS & SERVICES — 0.64%
Bio-Rad Laboratories Inc. Class Aa	7,951	1,511,326

		1,511,326
MACHINERY — 3.62%
Albany International Corp. Class A	11,063	524,939
Astec Industries Inc.	7,321	512,324
Barnes Group Inc.	19,209	924,529
CLARCOR Inc.	18,623	1,542,171
EnPro Industries Inc.	8,177	555,300
Franklin Electric Co. Inc.	14,713	593,670
Hillenbrand Inc.	24,201	884,547
ITT Inc.	33,783	1,380,711
Mueller Industries Inc.	22,025	886,726
Watts Water Technologies Inc. Class A	10,659	703,494

		8,508,411
MARINE — 0.25%
Matson Inc.	16,402	584,895

		584,895
MEDIA — 2.51%
Cable One Inc.	1,797	1,136,387
John Wiley & Sons Inc. Class A	17,244	950,144
Liberty Media Corp.-Liberty Formula One Class Aa	8,458	245,113
Liberty Media Corp.-Liberty Formula One Class Ca	16,837	483,895
New York Times Co. (The) Class A	46,630	629,505
Nexstar Media Group Inc. Class A	16,696	1,091,919
Regal Entertainment Group Class A	40,017	906,785
Scholastic Corp.	10,314	472,175

		5,915,923
METALS & MINING — 1.65%
Carpenter Technology Corp.	17,847	714,237
Coeur Mining Inc.[a,b]	72,031	839,161
Hecla Mining Co.	151,337	974,610
Kaiser Aluminum Corp.	6,857	538,000
Worthington Industries Inc.	16,821	803,876

		3,869,884
MULTILINE RETAIL — 0.36%
Big Lots Inc.	17,089	854,450

		854,450

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.30%
Clayton Williams Energy Inc.[a,b]	2,676	$389,224
Laredo Petroleum Inc.[a,b]	53,874	729,993
SemGroup Corp. Class A	20,300	805,910
SM Energy Co.	37,000	1,128,870

		3,053,997
PAPER & FOREST PRODUCTS — 0.22%
Neenah Paper Inc.	6,411	526,664

		526,664
PERSONAL PRODUCTS — 0.50%
Nu Skin Enterprises Inc. Class A	19,597	1,016,693
Revlon Inc. Class Aa	4,443	148,618

		1,165,311
PHARMACEUTICALS — 2.25%
Akorn Inc.[a,b]	33,662	642,944
Catalent Inc.[a]	47,775	1,278,459
Horizon Pharma PLC[a]	61,870	1,012,812
Impax Laboratories Inc.[a]	28,409	373,578
Innoviva Inc.[a,b]	29,690	314,714
Medicines Co. (The)[a]	26,699	962,499
Nektar Therapeutics[a,b]	58,685	710,676

		5,295,682
PROFESSIONAL SERVICES — 1.36%
CEB Inc.	12,369	945,610
FTI Consulting Inc.[a]	16,276	685,871
Huron Consulting Group Inc.[a,b]	8,312	376,534
On Assignment Inc.[a]	18,645	844,245
TriNet Group Inc.[a]	13,502	343,356

		3,195,616
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.81%
Realogy Holdings Corp.	54,631	1,415,489
St. Joe Co. (The)[a,b]	28,523	480,613

		1,896,102
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.44%
Amkor Technology Inc.[a]	48,214	453,694
Cabot Microelectronics Corp.	9,274	626,088
Cypress Semiconductor Corp.	123,036	1,451,825
Entegris Inc.[a]	54,236	1,016,925
Intersil Corp. Class A	52,410	1,175,556
MKS Instruments Inc.	20,524	1,352,531
Tessera Holding Corp.	18,624	841,805
Versum Materials Inc.[a]	41,610	1,162,999

		8,081,423
SOFTWARE — 1.14%
Mentor Graphics Corp.	41,955	1,548,559
Progress Software Corp.	18,593	520,976

Security	Shares	Value
Synchronoss Technologies Inc.[a]	16,132	$621,404

		2,690,939
SPECIALTY RETAIL — 3.35%
Aaron’s Inc.	24,331	752,801
American Eagle Outfitters Inc.	65,604	991,277
Asbury Automotive Group Inc.[a]	7,550	495,280
Camping World Holdings Inc. Class A	4,515	142,132
Children’s Place Inc. (The)	6,904	669,688
CST Brands Inc.	28,991	1,396,786
DSW Inc. Class A	29,277	619,501
Genesco Inc.[a,b]	7,896	475,339
Office Depot Inc.	202,783	902,384
Party City Holdco Inc.[a,b]	9,208	133,056
RHa,b	14,682	396,708
Urban Outfitters Inc.[a,b]	33,902	899,759

		7,874,711
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
G-III Apparel Group Ltd.[a]	16,758	440,065
Steven Madden Ltd.[a]	20,888	735,258
Wolverine World Wide Inc.	37,774	887,311

		2,062,634
THRIFTS & MORTGAGE FINANCE — 1.84%
BofI Holding Inc.[a,b]	22,048	650,416
Capitol Federal Financial Inc.	48,514	749,541
Essent Group Ltd.[a]	28,162	973,561
EverBank Financial Corp.	42,739	830,419
Washington Federal Inc.	34,178	1,122,747

		4,326,684
TRADING COMPANIES & DISTRIBUTORS — 1.16%
MSC Industrial Direct Co. Inc. Class A	17,107	1,747,480
Univar Inc.[a]	32,898	981,018

		2,728,498
WATER UTILITIES — 0.27%
California Water Service Group	18,362	633,489

		633,489

TOTAL COMMON STOCKS
(Cost: $202,993,236)		235,109,717

SHORT-TERM INVESTMENTS — 7.27%

MONEY MARKET FUNDS — 7.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	16,986,148	16,991,244

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	116,185	$116,185

		17,107,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,104,604)		17,107,429

TOTAL INVESTMENTS IN SECURITIES — 107.21%
(Cost: $220,097,840)[f]		252,217,146
Other Assets, Less Liabilities — (7.21)%		(16,970,794)

NET ASSETS — 100.00%		$235,246,352

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $221,772,100. Net unrealized appreciation was $30,445,046, of which $37,060,380 represented gross unrealized appreciation on securities and $6,615,334 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$235,109,717	$—	$—	$235,109,717
Money market funds	17,107,429	—	—	17,107,429

Total	$252,217,146	$—	$—	$252,217,146

63

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.32%
DigitalGlobe Inc.[a]	12,820	$359,601

		359,601
AIR FREIGHT & LOGISTICS — 0.94%
Forward Air Corp.	6,286	302,922
XPO Logistics Inc.[a,b]	16,702	747,248

		1,050,170
AUTO COMPONENTS — 0.89%
Dorman Products Inc.[a,b]	6,254	431,651
LCI Industries	5,079	557,420

		989,071
BANKS — 3.17%
Eagle Bancorp. Inc.[a]	6,029	369,276
FCB Financial Holdings Inc. Class Aa	7,968	374,098
First Financial Bankshares Inc.	13,628	581,234
LegacyTexas Financial Group Inc.	8,563	353,823
Pinnacle Financial Partners Inc.	8,954	598,575
PrivateBancorp. Inc.	16,427	897,900
ServisFirst Bancshares Inc.	9,104	364,524

		3,539,430
BEVERAGES — 0.11%
National Beverage Corp.	2,406	120,757

		120,757
BIOTECHNOLOGY — 6.92%
ACADIA Pharmaceuticals Inc.[a,b]	19,491	674,194
Agios Pharmaceuticals Inc.[a,b]	6,774	291,485
AquaBounty Technologies Inc.[a]	186	2,567
ARIAD Pharmaceuticals Inc.[a]	40,045	953,872
Exact Sciences Corp.[a,b]	22,342	423,381
Exelixis Inc.[a]	46,651	845,316
Halozyme Therapeutics Inc.[a,b]	23,285	268,942
Intercept Pharmaceuticals Inc.[a,b]	3,630	398,392
Intrexon Corp.[a,b]	12,500	264,500
Ionis Pharmaceuticals Inc.[a]	25,001	1,112,544
Ironwood Pharmaceuticals Inc.[a,b]	27,031	388,706
Kite Pharma Inc.[a,b]	9,151	466,426
Lexicon Pharmaceuticals Inc.[a,b]	9,462	135,590
Ligand Pharmaceuticals Inc.[a,b]	3,920	415,559
Ophthotech Corp.[a]	5,941	28,279
Puma Biotechnology Inc.[a]	5,784	187,402
Spark Therapeutics Inc.[a,b]	4,580	288,815
Ultragenyx Pharmaceutical Inc.[a]	7,754	581,628

		7,727,598
BUILDING PRODUCTS — 1.49%
AAON Inc.	8,178	277,643

Security	Shares	Value
American Woodmark Corp.[a]	2,889	$205,697
Masonite International Corp.[a]	6,182	411,721
Simpson Manufacturing Co. Inc.	8,328	362,435
Trex Co. Inc.[a]	6,059	410,376

		1,667,872
CAPITAL MARKETS — 1.46%
Cohen & Steers Inc.	4,173	145,596
Financial Engines Inc.	10,975	423,086
Interactive Brokers Group Inc. Class A	14,021	523,544
Morningstar Inc.	3,827	291,426
WisdomTree Investments Inc.	23,682	243,925

		1,627,577
CHEMICALS — 0.81%
Balchem Corp.	6,543	557,725
Quaker Chemical Corp.	2,731	350,934

		908,659
COMMERCIAL SERVICES & SUPPLIES — 1.15%
G&K Services Inc. Class A	4,064	390,388
Healthcare Services Group Inc.	14,975	595,256
Mobile Mini Inc.	9,190	299,135

		1,284,779
COMMUNICATIONS EQUIPMENT — 1.98%
Acacia Communications Inc.[a,b]	2,785	162,003
Infinera Corp.[a,b]	29,882	269,237
InterDigital Inc./PA	7,073	660,618
Lumentum Holdings Inc.[a]	11,280	428,076
ViaSat Inc.[a,b]	10,628	689,864

		2,209,798
CONSTRUCTION & ENGINEERING — 0.78%
EMCOR Group Inc.	12,518	872,379

		872,379
CONSTRUCTION MATERIALS — 0.93%
Eagle Materials Inc.	9,944	1,039,944

		1,039,944
DISTRIBUTORS — 0.30%
Core-Mark Holding Co. Inc.	9,510	332,184

		332,184
DIVERSIFIED CONSUMER SERVICES — 0.88%
Grand Canyon Education Inc.[a]	9,763	575,822
LifeLock Inc.[a]	17,076	409,141

		984,963
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
ATN International Inc.	2,198	176,478

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
Cogent Communications Holdings Inc.	8,434	$352,541

		529,019
ELECTRICAL EQUIPMENT — 0.29%
AZZ Inc.	5,357	319,009

		319,009
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.27%
Coherent Inc.[a]	5,067	799,218
II-VI Inc.[a]	11,168	407,632
Itron Inc.[a]	6,861	423,324
Littelfuse Inc.	4,649	733,194
National Instruments Corp.	21,813	685,364
Universal Display Corp.[a,b]	9,204	607,464

		3,656,196
ENERGY EQUIPMENT & SERVICES — 0.78%
Dril-Quip Inc.[a,b]	7,750	482,050
Fairmount Santrol Holdings Inc.[a]	31,222	390,899

		872,949
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.65%
Acadia Realty Trust	16,679	531,059
Alexander’s Inc.	728	307,806
Apple Hospitality REIT Inc.	32,262	645,885
Colony NorthStar Inc. Class A	114,424	1,592,782
Colony Starwood Homes[b]	10,279	323,275
CoreSite Realty Corp.[b]	6,992	602,221
CyrusOne Inc.	15,337	738,630
Global Net Lease Inc.	35,188	272,707
Hudson Pacific Properties Inc.	30,152	1,067,682
Kite Realty Group Trust	17,222	413,673
Physicians Realty Trust[b]	27,963	518,714
QTS Realty Trust Inc. Class A	9,837	495,686
Retail Opportunity Investments Corp.	22,537	477,784
Rexford Industrial Realty Inc.	13,603	308,924
Saul Centers Inc.	2,433	154,471
Tanger Factory Outlet Centers Inc.[b]	19,825	677,817
Urban Edge Properties[b]	18,928	529,416

		9,658,532
FOOD & STAPLES RETAILING — 0.82%
PriceSmart Inc.	4,699	398,005
Sprouts Farmers Market Inc.[a,b]	27,598	515,255

		913,260
FOOD PRODUCTS — 1.48%
Amplify Snack Brands Inc.[a,b]	5,904	56,855
J&J Snack Foods Corp.	3,080	392,916
Lancaster Colony Corp.	4,017	526,428
Snyder’s-Lance Inc.	17,661	677,829

		1,654,028
HEALTH CARE EQUIPMENT & SUPPLIES — 5.87%
Cantel Medical Corp.	7,487	579,569
Globus Medical Inc. Class Aa,b	14,823	390,734

Security	Shares	Value
ICU Medical Inc.[a]	3,029	$415,276
Insulet Corp.[a,b]	11,843	492,669
Integra LifeSciences Holdings Corp.[a]	12,337	514,823
Masimo Corp.[a]	9,123	671,270
Natus Medical Inc.[a,b]	6,803	265,657
Neogen Corp.[a,b]	7,776	513,527
Nevro Corp.[a,b]	4,625	402,468
NuVasive Inc.[a]	10,391	735,371
NxStage Medical Inc.[a]	12,270	330,063
Penumbra Inc.[a]	5,282	377,927
Wright Medical Group NVa	21,308	536,536
Zeltiq Aesthetics Inc.[a,b]	7,410	328,559

		6,554,449
HEALTH CARE PROVIDERS & SERVICES — 1.95%
Amedisys Inc.[a,b]	5,759	263,878
Chemed Corp.	3,346	555,737
Diplomat Pharmacy Inc.[a]	8,839	121,448
HealthEquity Inc.[a,b]	8,861	409,821
Molina Healthcare Inc.[a]	8,789	498,512
Surgical Care Affiliates Inc.[a]	5,742	324,423

		2,173,819
HEALTH CARE TECHNOLOGY — 2.05%
Allscripts Healthcare Solutions Inc.[a,b]	38,160	446,854
Cotiviti Holdings Inc.[a,b]	2,598	87,968
HMS Holdings Corp.[a]	17,437	316,656
Medidata Solutions Inc.[a]	11,288	559,207
Veeva Systems Inc.[a]	20,866	883,258

		2,293,943
HOTELS, RESTAURANTS & LEISURE — 4.66%
Buffalo Wild Wings Inc.[a]	3,754	566,854
Cheesecake Factory Inc. (The)	9,098	548,246
Churchill Downs Inc.	2,567	367,979
Dave & Buster’s Entertainment Inc.[a]	7,715	420,159
Hyatt Hotels Corp. Class Aa	7,895	431,935
Jack in the Box Inc.	6,672	720,042
Papa John’s International Inc.	5,476	466,665
Popeyes Louisiana Kitchen Inc.[a]	4,284	270,706
Sonic Corp.	9,458	235,504
Texas Roadhouse Inc.	13,240	617,514
Wendy’s Co. (The)	41,356	559,547

		5,205,151
HOUSEHOLD DURABLES — 0.96%
iRobot Corp.[a]	5,589	338,470
La-Z-Boy Inc.	10,075	288,145
Tempur Sealy International Inc.[a,b]	10,394	446,942

		1,073,557
HOUSEHOLD PRODUCTS — 0.28%
WD-40 Co.	2,930	308,090

		308,090
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.59%
Ormat Technologies Inc.	7,227	388,090

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
Pattern Energy Group Inc.	13,740	$271,228

		659,318
INSURANCE — 0.38%
Enstar Group Ltd.[a]	2,208	427,579

		427,579
INTERNET & DIRECT MARKETING RETAIL — 1.03%
Etsy Inc.[a]	19,827	250,018
Groupon Inc.[a,b]	82,987	286,305
Shutterfly Inc.[a]	6,994	359,002
Wayfair Inc. Class Aa,b	6,235	259,127

		1,154,452
INTERNET SOFTWARE & SERVICES — 6.47%
2U Inc.[a,b]	8,560	291,382
Alarm.com Holdings Inc.[a,b]	2,637	71,436
Cimpress NVa	6,137	517,901
comScore Inc.[a,b]	9,336	313,223
Cornerstone OnDemand Inc.[a]	10,424	424,153
Envestnet Inc.[a,b]	8,868	335,210
GoDaddy Inc. Class Aa,b	10,273	367,054
GrubHub Inc.[a,b]	17,663	733,898
j2 Global Inc.	9,897	829,468
LogMeIn Inc.	5,257	568,282
New Relic Inc.[a]	6,464	233,997
NIC Inc.	12,774	307,853
Nutanix Inc. Class Aa,b	3,525	106,702
Pandora Media Inc.[a]	47,201	613,613
Shutterstock Inc.[a,b]	3,994	214,877
Stamps.com Inc.[a,b]	3,268	397,225
WebMD Health Corp.[a,b]	7,622	380,262
Yelp Inc.[a,b]	12,460	520,579

		7,227,115
IT SERVICES — 2.52%
Acxiom Corp.[a,b]	15,970	416,817
Black Knight Financial Services Inc. Class Aa,b	4,856	177,001
Cardtronics PLC Class Aa	9,343	509,941
EPAM Systems Inc.[a,b]	9,266	596,360
ExlService Holdings Inc.[a]	6,901	317,101
MAXIMUS Inc.	13,369	737,167
Square Inc. Class Aa,b	4,125	60,307

		2,814,694
LIFE SCIENCES TOOLS & SERVICES — 3.83%
Bio-Techne Corp.	7,700	783,475
Bruker Corp.	21,832	518,073
Cambrex Corp.[a]	6,624	347,429
Charles River Laboratories International Inc.[a]	9,769	789,335
INC Research Holdings Inc.[a,b]	11,060	586,180
PAREXEL International Corp.[a]	10,994	779,365
PRA Health Sciences Inc.[a]	7,976	467,314

		4,271,171
MACHINERY — 2.22%
John Bean Technologies Corp.	6,013	519,223

Security	Shares	Value
Mueller Water Products Inc. Class A	33,344	$448,810
Proto Labs Inc.[a,b]	5,026	263,865
RBC Bearings Inc.[a]	4,897	453,609
Woodward Inc.	11,447	797,169

		2,482,676
MEDIA — 1.67%
IMAX Corp.[a,b]	11,842	386,049
Lions Gate Entertainment Corp. Class Aa	11,793	339,285
Lions Gate Entertainment Corp. Class Ba	22,752	609,526
Madison Square Garden Co. (The)[a,b]	3,006	528,064

		1,862,924
METALS & MINING — 0.38%
Stillwater Mining Co.[a]	24,961	424,337

		424,337
MULTILINE RETAIL — 0.27%
Ollie’s Bargain Outlet Holdings Inc.[a]	9,799	299,359

		299,359
OIL, GAS & CONSUMABLE FUELS — 3.44%
Callon Petroleum Co.[a]	41,480	633,814
Carrizo Oil & Gas Inc.[a]	12,623	446,349
Extraction Oil & Gas Inc.[a]	7,282	130,494
Gulfport Energy Corp.[a]	31,872	666,125
Kosmos Energy Ltd.[a]	39,121	255,851
Matador Resources Co.[a,b]	19,083	502,455
PDC Energy Inc.[a]	11,510	851,050
Synergy Resources Corp.[a,b]	41,330	355,851

		3,841,989
PERSONAL PRODUCTS — 0.16%
elf Beauty Inc.[a,b]	1,775	44,304
USANA Health Sciences Inc.[a]	2,167	135,004

		179,308
PHARMACEUTICALS — 1.16%
Depomed Inc.[a,b]	12,728	230,249
Pacira Pharmaceuticals Inc./DEa	7,731	297,257
Prestige Brands Holdings Inc.[a]	10,919	576,086
TherapeuticsMD Inc.[a,b]	33,318	193,578

		1,297,170
PROFESSIONAL SERVICES — 1.35%
Advisory Board Co. (The)[a,b]	8,272	376,376
Exponent Inc.	5,270	305,923
Insperity Inc.	3,914	279,851
WageWorks Inc.[a]	7,558	545,310

		1,507,460
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
Alexander & Baldwin Inc.	9,498	422,851
Kennedy-Wilson Holdings Inc.	19,158	391,781

		814,632

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2017

Security	Shares	Value
ROAD & RAIL — 1.23%
Heartland Express Inc.	8,952	$184,411
Knight Transportation Inc.	13,697	457,480
Landstar System Inc.	8,622	729,421

		1,371,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.77%
Advanced Energy Industries Inc.[a]	8,184	481,546
Ambarella Inc.[a,b]	6,737	334,223
Cavium Inc.[a]	13,813	914,559
Cirrus Logic Inc.[a,b]	13,149	793,148
Cree Inc.[a,b]	20,567	567,238
Inphi Corp.[a,b]	7,728	354,097
Integrated Device Technology Inc.[a]	27,659	696,730
MACOM Technology Solutions Holdings Inc.[a,b]	7,173	341,076
Monolithic Power Systems Inc.	7,722	673,667
Power Integrations Inc.	6,007	426,497
Rambus Inc.[a]	22,749	295,282
Silicon Laboratories Inc.[a]	8,612	561,502

		6,439,565
SOFTWARE — 8.94%
8x8 Inc.[a]	18,648	295,571
ACI Worldwide Inc.[a,b]	24,185	469,189
Blackbaud Inc.	9,818	644,159
BroadSoft Inc.[a]	6,231	261,702
CommVault Systems Inc.[a]	8,685	426,434
Ebix Inc.[b]	4,623	256,577
Ellie Mae Inc.[a,b]	6,924	572,892
Fair Isaac Corp.	6,385	787,271
FireEye Inc.[a]	31,388	425,307
Gigamon Inc.[a]	6,347	210,403
HubSpot Inc.[a,b]	6,308	323,600
Imperva Inc.[a]	5,973	249,373
MicroStrategy Inc. Class Aa	1,936	389,717
Paycom Software Inc.[a,b]	8,302	383,884
Paylocity Holding Corp.[a,b]	4,988	153,930
Pegasystems Inc.	7,415	287,702
Proofpoint Inc.[a,b]	8,769	702,923
Qualys Inc.[a]	5,976	214,538
RealPage Inc.[a]	10,940	334,764
RingCentral Inc. Class Aa	12,500	291,875
Tableau Software Inc. Class Aa,b	11,913	569,918
Take-Two Interactive Software Inc.[a]	17,848	957,545
Zendesk Inc.[a]	15,324	366,703
Zynga Inc. Class Aa,b	159,814	402,731

		9,978,708
SPECIALTY RETAIL — 0.76%
Five Below Inc.[a]	11,316	450,943
Monro Muffler Brake Inc.	6,657	398,754

		849,697
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
3D Systems Corp.[a,b]	21,996	362,714
Electronics For Imaging Inc.[a]	9,642	433,312

		796,026

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Kate Spade & Co.[a]	26,421	$489,053
Skechers U.S.A. Inc. Class Aa	27,514	691,151

		1,180,204
THRIFTS & MORTGAGE FINANCE — 0.25%
Kearny Financial Corp./MD	18,297	279,029

		279,029
TOBACCO — 0.40%
Vector Group Ltd.	20,297	447,752

		447,752
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Beacon Roofing Supply Inc.[a]	12,356	540,822
SiteOne Landscape Supply Inc.[a,b]	4,495	172,698

		713,520
WIRELESS TELECOMMUNICATION SERVICES — 0.23%
Shenandoah Telecommunications Co.	9,503	258,957

		258,957

TOTAL COMMON STOCKS
(Cost: $96,141,021)		111,505,738

SHORT-TERM INVESTMENTS — 18.90%

MONEY MARKET FUNDS — 18.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	21,068,828	21,075,149
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	30,268	30,268

		21,105,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,099,191)		21,105,417

TOTAL INVESTMENTS IN SECURITIES — 118.75%
(Cost: $117,240,212)[f]		132,611,155
Other Assets, Less Liabilities — (18.75)%		(20,938,525)

NET ASSETS — 100.00%		$111,672,630

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $118,717,699. Net unrealized appreciation was $13,893,456, of which $19,645,919 represented gross unrealized appreciation on securities and $5,752,463 represented gross unrealized depreciation on securities.

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$111,505,738	$—	$—	$111,505,738
Money market funds	21,105,417	—	—	21,105,417

Total	$132,611,155	$—	$—	$132,611,155

68

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.72%
Esterline Technologies Corp.[a]	25,678	$2,199,321
KLX Inc.[a]	45,733	2,240,460
Moog Inc. Class Aa	27,946	1,840,803
Triumph Group Inc.	43,228	1,156,349
Wesco Aircraft Holdings Inc.[a,b]	51,064	773,619

		8,210,552
AUTO COMPONENTS — 1.50%
American Axle & Manufacturing Holdings Inc.[a]	66,656	1,359,783
Cooper Tire & Rubber Co.	46,481	1,684,936
Cooper-Standard Holding Inc.[a]	15,365	1,617,627
Dana Inc.	124,781	2,513,089

		7,175,435
BANKS — 9.96%
Associated Banc-Corp.	128,488	3,250,746
BancorpSouth Inc.	73,972	2,196,968
Chemical Financial Corp.	61,224	3,026,302
First Financial Bancorp.	53,940	1,486,047
FNB Corp./PA	181,204	2,707,188
Fulton Financial Corp.	150,469	2,738,536
Hancock Holding Co.	63,987	2,933,804
Hilltop Holdings Inc.	67,637	1,851,901
International Bancshares Corp.	50,428	1,870,879
NBT Bancorp. Inc.	37,561	1,530,235
Old National Bancorp./IN	117,194	2,080,193
Park National Corp.	11,361	1,258,685
Popular Inc.	89,884	3,993,546
TCF Financial Corp.	148,485	2,576,215
Trustmark Corp.	58,728	1,974,435
Umpqua Holdings Corp.	190,875	3,494,921
United Bankshares Inc./WVb	70,017	3,136,762
Valley National Bancorp.	220,707	2,672,762
WesBanco Inc.	35,137	1,458,186
Westamerica Bancorp.	22,374	1,269,725

		47,508,036
BIOTECHNOLOGY — 0.72%
Alder Biopharmaceuticals Inc.[a,b]	38,367	788,442
Bluebird Bio Inc.[a]	35,218	2,623,741

		3,412,183
CAPITAL MARKETS — 1.57%
Artisan Partners Asset Management Inc.	34,971	1,012,410
BGC Partners Inc. Class A	190,709	2,111,149
KCG Holdings Inc. Class Aa	43,465	607,206
Legg Mason Inc.	77,577	2,458,415
Waddell & Reed Financial Inc. Class A	71,462	1,289,889

		7,479,069

Security	Shares	Value
CHEMICALS — 0.47%
Platform Specialty Products Corp.[a,b]	183,861	$2,232,073

		2,232,073
COMMERCIAL SERVICES & SUPPLIES — 1.89%
Advanced Disposal Services Inc.[a,b]	18,089	401,757
Brady Corp. Class A	41,232	1,498,783
Clean Harbors Inc.[a]	45,388	2,519,034
Pitney Bowes Inc.	161,128	2,565,158
RR Donnelley & Sons Co.	60,991	1,045,996
West Corp.	40,768	989,439

		9,020,167
COMMUNICATIONS EQUIPMENT — 1.39%
Ciena Corp.[a,b]	120,947	2,943,850
EchoStar Corp. Class Aa,b	40,290	2,051,970
NETGEAR Inc.[a]	28,770	1,637,013

		6,632,833
CONSTRUCTION & ENGINEERING — 1.49%
Chicago Bridge & Iron Co. NV	86,905	2,886,115
KBR Inc.	123,856	2,106,791
MasTec Inc.[a,b]	57,242	2,132,264

		7,125,170
CONSUMER FINANCE — 1.43%
Nelnet Inc. Class A	16,945	830,813
PRA Group Inc.[a,b]	40,324	1,604,895
SLM Corp.[a]	370,846	4,405,651

		6,841,359
CONTAINERS & PACKAGING — 1.23%
Greif Inc. Class A	22,493	1,295,147
Owens-Illinois Inc.[a]	140,855	2,662,159
Silgan Holdings Inc.	32,525	1,903,038

		5,860,344
DIVERSIFIED CONSUMER SERVICES — 1.00%
DeVry Education Group Inc.	49,568	1,660,528
Graham Holdings Co. Class B	4,038	2,097,943
Houghton Mifflin Harcourt Co.[a]	89,296	1,009,045

		4,767,516
ELECTRIC UTILITIES — 3.19%
ALLETE Inc.	42,885	2,802,535
El Paso Electric Co.	35,245	1,617,745
Hawaiian Electric Industries Inc.	94,104	3,150,602
MGE Energy Inc.	30,121	1,917,202
PNM Resources Inc.	69,113	2,377,487
Portland General Electric Co.	77,135	3,363,857

		15,229,428

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.59%
Regal Beloit Corp.	38,808	$2,817,461

		2,817,461
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.90%
Anixter International Inc.[a]	24,689	2,110,910
AVX Corp.	39,847	645,521
Fitbit Inc. Class Aa,b	122,864	738,413
Plexus Corp.[a]	29,161	1,583,442
Sanmina Corp.[a]	63,733	2,482,400
Tech Data Corp.[a]	30,546	2,613,516
VeriFone Systems Inc.[a,b]	96,491	1,753,241
Vishay Intertechnology Inc.[b]	116,306	1,930,680

		13,858,123
ENERGY EQUIPMENT & SERVICES — 4.38%
Diamond Offshore Drilling Inc.[a,b]	56,293	922,079
Ensco PLC Class A	262,956	2,871,479
Frank’s International NVb	43,350	513,264
Nabors Industries Ltd.	245,496	3,989,310
Noble Corp. PLC	211,681	1,428,847
Oceaneering International Inc.	85,088	2,369,701
Oil States International Inc.[a,b]	44,676	1,764,702
Patterson-UTI Energy Inc.	128,319	3,598,065
RPC Inc.	51,326	1,104,536
Superior Energy Services Inc.	131,666	2,326,538

		20,888,521
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.07%
Brandywine Realty Trust	151,927	2,446,025
Care Capital Properties Inc.	72,980	1,803,336
CBL & Associates Properties Inc.[b]	148,512	1,611,355
CoreCivic Inc.[b]	101,443	2,945,905
DiamondRock Hospitality Co.[b]	174,013	1,961,127
Equity Commonwealth[a]	108,821	3,356,040
GEO Group Inc. (The)	65,068	2,701,623
Government Properties Income Trust[b]	54,347	1,046,723
LaSalle Hotel Properties	98,022	2,957,324
Lexington Realty Trust	185,330	1,986,738
Mack-Cali Realty Corp.[b]	77,871	2,181,945
Outfront Media Inc.[b]	119,620	3,281,177
Piedmont Office Realty Trust Inc. Class Ab	125,921	2,735,004
Potlatch Corp.[b]	35,291	1,453,989
Retail Properties of America Inc. Class A	205,855	3,081,649
Select Income REIT[b]	55,320	1,383,553
Washington Prime Group Inc.	161,379	1,557,307

		38,490,820
FOOD & STAPLES RETAILING — 0.61%
SUPERVALU Inc.[a]	232,625	911,890
United Natural Foods Inc.[a,b]	43,944	2,008,241

		2,920,131
FOOD PRODUCTS — 1.86%
Dean Foods Co.	78,697	1,562,923

Security	Shares	Value
Flowers Foods Inc.	158,426	$3,185,947
Fresh Del Monte Produce Inc.	28,897	1,654,353
Sanderson Farms Inc.	17,278	1,572,298
Seaboard Corp.[a]	236	908,600

		8,884,121
GAS UTILITIES — 2.89%
New Jersey Resources Corp.	74,653	2,814,418
Northwest Natural Gas Co.	24,886	1,465,785
Southwest Gas Holdings Inc.	41,166	3,316,745
Spire Inc.	39,598	2,573,870
WGL Holdings Inc.	44,360	3,634,858

		13,805,676
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Halyard Health Inc.[a]	40,617	1,562,536

		1,562,536
HEALTH CARE PROVIDERS & SERVICES — 1.40%
LifePoint Health Inc.[a,b]	34,865	2,069,238
Magellan Health Inc.[a]	20,221	1,515,564
Owens & Minor Inc.	53,437	1,917,320
Select Medical Holdings Corp.[a]	93,741	1,167,075

		6,669,197
HOTELS, RESTAURANTS & LEISURE — 0.76%
Extended Stay America Inc.	97,698	1,583,685
La Quinta Holdings Inc.[a]	69,476	981,696
SeaWorld Entertainment Inc.	58,313	1,056,048

		3,621,429
HOUSEHOLD DURABLES — 1.46%
GoPro Inc. Class Aa,b	85,899	923,414
KB Home	72,627	1,189,630
MDC Holdings Inc.	36,049	974,765
Meritage Homes Corp.[a,b]	32,825	1,206,319
Tupperware Brands Corp.	43,872	2,648,114

		6,942,242
HOUSEHOLD PRODUCTS — 0.99%
Energizer Holdings Inc.	53,535	2,701,912
HRG Group Inc.[a]	120,475	2,027,594

		4,729,506
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.95%
NRG Energy Inc.	273,228	4,519,191

		4,519,191
INSURANCE — 5.52%
Allied World Assurance Co. Holdings AG	75,349	4,003,292
American Equity Investment Life Holding Co.	65,016	1,534,378
American National Insurance Co.	7,073	824,641
Argo Group International Holdings Ltd.	25,859	1,653,683

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
Aspen Insurance Holdings Ltd.	52,272	$2,948,141
CNO Financial Group Inc.	131,658	2,489,653
FBL Financial Group Inc. Class A	8,768	612,006
Fidelity & Guaranty Life[b]	10,119	242,350
Genworth Financial Inc. Class Aa	385,112	1,293,976
Hanover Insurance Group Inc. (The)	36,917	3,098,813
Horace Mann Educators Corp.	35,004	1,447,415
Mercury General Corp.	29,910	1,891,808
ProAssurance Corp.	45,949	2,499,626
Selective Insurance Group Inc.	43,449	1,811,823

		26,351,605
INTERNET & DIRECT MARKETING RETAIL — 0.24%
Liberty TripAdvisor Holdings Inc. Class Aa	62,886	1,128,804

		1,128,804
IT SERVICES — 1.15%
NeuStar Inc. Class Aa	19,092	633,854
Teradata Corp.[a,b]	112,615	3,306,377
Travelport Worldwide Ltd.	107,930	1,549,875

		5,490,106
LEISURE PRODUCTS — 0.18%
Sturm Ruger & Co. Inc.	16,637	877,602

		877,602
LIFE SCIENCES TOOLS & SERVICES — 0.40%
VWR Corp.[a,b]	74,298	1,925,061

		1,925,061
MACHINERY — 6.05%
Actuant Corp. Class A	51,338	1,342,489
Crane Co.	43,226	3,114,001
Joy Global Inc.	85,166	2,394,868
Kennametal Inc.	69,330	2,477,854
Manitowoc Foodservice Inc.[a]	120,203	2,305,493
Navistar International Corp.[a]	56,060	1,528,756
Oshkosh Corp.	64,494	4,490,717
Rexnord Corp.[a]	89,319	1,973,057
Terex Corp.	91,937	2,923,596
Timken Co. (The)	60,824	2,700,586
Trinity Industries Inc.	131,953	3,633,986

		28,885,403
MARINE — 0.63%
Kirby Corp.[a,b]	46,700	3,009,815

		3,009,815
MEDIA — 2.13%
AMC Networks Inc. Class Aa,b	51,167	2,934,428
Meredith Corp.	31,488	1,930,214
Sinclair Broadcast Group Inc. Class A	53,431	1,803,296
Time Inc.	86,170	1,658,773

Security	Shares	Value
Tribune Media Co. Class A	63,791	$1,839,732

		10,166,443
METALS & MINING — 3.19%
AK Steel Holding Corp.[a]	272,031	2,198,010
Allegheny Technologies Inc.[b]	94,800	2,060,004
Cliffs Natural Resources Inc.[a,b]	182,552	1,600,981
Commercial Metals Co.	100,313	2,049,395
Compass Minerals International Inc.	29,320	2,451,152
U.S. Steel Corp.	149,298	4,883,538

		15,243,080
MORTGAGE REAL ESTATE INVESTMENT — 3.63%
Apollo Commercial Real Estate Finance Inc.	68,563	1,193,682
Blackstone Mortgage Trust Inc. Class A	81,605	2,488,137
Chimera Investment Corp.[b]	154,717	2,727,661
CYS Investments Inc.[b]	132,407	1,002,321
Invesco Mortgage Capital Inc.	97,204	1,416,262
MFA Financial Inc.	322,478	2,544,351
New Residential Investment Corp.	216,675	3,282,626
Two Harbors Investment Corp.[b]	301,452	2,643,734

		17,298,774
MULTI-UTILITIES — 1.56%
Avista Corp.	55,744	2,153,948
Black Hills Corp.	46,149	2,886,620
NorthWestern Corp.	41,930	2,394,622

		7,435,190
MULTILINE RETAIL — 0.71%
Dillard’s Inc. Class A	22,650	1,278,366
JC Penney Co. Inc.[a,b]	267,953	1,781,887
Sears Holdings Corp.[a,b]	44,013	307,211

		3,367,464
OIL, GAS & CONSUMABLE FUELS — 4.31%
CONSOL Energy Inc.[b]	153,417	2,598,884
CVR Energy Inc.	13,964	310,140
Oasis Petroleum Inc.[a]	205,204	2,901,585
PBF Energy Inc.	94,598	2,193,728
Western Refining Inc.	68,677	2,404,382
Whiting Petroleum Corp.[a]	246,689	2,735,781
World Fuel Services Corp.	61,099	2,717,683
WPX Energy Inc.[a]	337,290	4,698,450

		20,560,633
PAPER & FOREST PRODUCTS — 1.37%
Domtar Corp.	54,008	2,359,609
KapStone Paper and Packaging Corp.	76,434	1,832,887
Louisiana-Pacific Corp.[a]	123,636	2,365,157

		6,557,653

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 0.47%
Avon Products Inc.[a]	379,890	$2,229,954

		2,229,954
PROFESSIONAL SERVICES — 0.31%
Korn/Ferry International	50,441	1,465,311

		1,465,311
ROAD & RAIL — 1.45%
Avis Budget Group Inc.[a]	76,226	2,837,132
Hertz Global Holdings Inc.[a]	63,581	1,333,293
Swift Transportation Co.[a]	71,819	1,639,628
Werner Enterprises Inc.	39,024	1,096,574

		6,906,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.75%
Semtech Corp.[a]	57,053	1,879,897
Synaptics Inc.[a]	30,356	1,711,471

		3,591,368
SOFTWARE — 0.84%
TiVo Corp.[a]	103,845	1,962,670
Verint Systems Inc.[a]	54,831	2,047,938

		4,010,608
SPECIALTY RETAIL — 2.44%
Chico’s FAS Inc.	112,440	1,516,816
GameStop Corp. Class A	88,504	2,167,463
Group 1 Automotive Inc.	17,307	1,398,233
Guess? Inc.	54,265	692,964
Lithia Motors Inc. Class A	20,334	2,096,842
Murphy USA Inc.[a]	31,523	2,008,015
Penske Automotive Group Inc.	32,579	1,770,994

		11,651,327
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Diebold Nixdorf Inc.	65,335	1,777,112
Super Micro Computer Inc.[a]	32,766	866,661

		2,643,773
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Deckers Outdoor Corp.[a]	27,908	1,607,501
Fossil Group Inc.[a,b]	36,676	937,805

		2,545,306
THRIFTS & MORTGAGE FINANCE — 2.50%
Astoria Financial Corp.	79,414	1,501,719
Flagstar Bancorp. Inc.[a,b]	18,124	467,055
MGIC Investment Corp.[a]	295,249	3,144,402
Nationstar Mortgage Holdings Inc.[a,b]	28,538	517,679
Northwest Bancshares Inc.	88,144	1,504,618
Provident Financial Services Inc.	52,346	1,385,599

Security	Shares	Value
Radian Group Inc.[b]	185,880	$3,420,192

		11,941,264
TOBACCO — 0.28%
Universal Corp./VA	19,846	1,349,528

		1,349,528
TRADING COMPANIES & DISTRIBUTORS — 3.02%
Air Lease Corp.	83,025	3,020,449
Aircastle Ltd.	48,773	1,087,638
Applied Industrial Technologies Inc.	33,871	2,047,502
GATX Corp.	34,646	2,003,232
MRC Global Inc.[a,b]	82,865	1,702,876
NOW Inc.[a,b]	93,316	1,983,898
WESCO International Inc.[a]	36,221	2,560,825

		14,406,420
WATER UTILITIES — 0.29%
American States Water Co.	31,872	1,395,356

		1,395,356
WIRELESS TELECOMMUNICATION SERVICES — 0.66%
Leap Wireless International Inc.[d]	41,720	137,676
Telephone & Data Systems Inc.	81,085	2,485,255
U.S. Cellular Corp.[a]	11,944	532,583

		3,155,514

TOTAL COMMON STOCKS
(Cost: $415,545,305)		476,793,108

SHORT-TERM INVESTMENTS — 8.92%

MONEY MARKET FUNDS — 8.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	41,991,552	42,004,149
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	577,915	577,915

		42,582,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,574,075)		42,582,064

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.83%
(Cost: $458,119,380)[h]	$519,375,172
Other Assets, Less Liabilities — (8.83)%	(42,146,761)

NET ASSETS — 100.00%	$477,228,411

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $463,422,327. Net unrealized appreciation was $55,952,845, of which $74,928,112 represented gross unrealized appreciation on securities and $18,975,267 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	53,341	2,067	(55,408)	—	$—	$—	$(480,966)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$476,655,432	$—	$137,676	$476,793,108
Money market funds	42,582,064	—	—	42,582,064

Total	$519,237,496	$—	$137,676	$519,375,172

73

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	4,910	$74,386

		74,386
AIR FREIGHT & LOGISTICS — 1.05%
CH Robinson Worldwide Inc.	11,836	900,246
Echo Global Logistics Inc.[a]	2,189	51,989
Expeditors International of Washington Inc.	15,025	782,502
United Parcel Service Inc. Class B	57,227	6,245,182

		7,979,919
AIRLINES — 0.19%
Delta Air Lines Inc.	15,539	734,063
Southwest Airlines Co.	12,872	673,334

		1,407,397
AUTO COMPONENTS — 0.21%
Autoliv Inc.	7,323	846,978
BorgWarner Inc.	17,785	726,162

		1,573,140
AUTOMOBILES — 0.47%
Harley-Davidson Inc.	14,838	846,359
Tesla Motors Inc.[a,b]	10,643	2,681,291

		3,527,650
BANKS — 1.86%
Bank of Hawaii Corp.	3,559	305,754
Cathay General Bancorp.	6,220	226,657
CIT Group Inc.	16,765	690,550
Citizens Financial Group Inc.	42,907	1,551,946
Comerica Inc.	14,433	974,660
Heartland Financial USA Inc.	1,828	85,550
International Bancshares Corp.	4,653	172,626
KeyCorp	89,409	1,606,680
M&T Bank Corp.	11,661	1,895,729
Old National Bancorp./IN	10,645	188,949
People’s United Financial Inc.	25,833	484,369
PNC Financial Services Group Inc. (The)[c]	40,664	4,898,385
Signature Bank/New York NYa	4,457	702,067
Umpqua Holdings Corp.	18,278	334,670

		14,118,592
BEVERAGES — 2.05%
Coca-Cola Co. (The)	339,580	14,116,340
Dr Pepper Snapple Group Inc.	15,388	1,403,386

		15,519,726

Security	Shares	Value
BIOTECHNOLOGY — 4.37%
Amgen Inc.	61,977	$9,710,556
Biogen Inc.[a]	18,134	5,027,470
BioMarin Pharmaceutical Inc.[a]	14,168	1,241,542
Celgene Corp.[a]	64,177	7,454,159
Gilead Sciences Inc.	109,271	7,916,684
Vertex Pharmaceuticals Inc.[a]	20,553	1,764,886

		33,115,297
BUILDING PRODUCTS — 0.82%
AO Smith Corp.	12,305	599,869
Builders FirstSource Inc.[a]	7,362	79,215
Fortune Brands Home & Security Inc.	12,774	704,231
Johnson Controls International PLC	77,289	3,399,170
Masco Corp.	27,407	903,061
Owens Corning	9,525	526,256

		6,211,802
CAPITAL MARKETS — 3.44%
Ameriprise Financial Inc.	13,395	1,503,857
Bank of New York Mellon Corp. (The)	88,344	3,951,627
BlackRock Inc.[c]	10,090	3,773,458
Charles Schwab Corp. (The)	98,522	4,063,047
CME Group Inc.	28,038	3,394,841
FactSet Research Systems Inc.	3,375	584,044
Franklin Resources Inc.	31,081	1,235,159
Invesco Ltd.	34,030	984,148
Legg Mason Inc.	7,655	242,587
Northern Trust Corp.	17,782	1,475,195
State Street Corp.	32,266	2,458,669
T Rowe Price Group Inc.	20,532	1,384,678
TD Ameritrade Holding Corp.	21,842	1,008,008

		26,059,318
CHEMICALS — 2.13%
Air Products & Chemicals Inc.	17,023	2,379,135
Albemarle Corp.	9,330	864,331
Axalta Coating Systems Ltd.[a]	17,862	517,998
Ecolab Inc.	21,715	2,608,623
HB Fuller Co.	4,178	206,268
International Flavors & Fragrances Inc.	6,607	774,406
Minerals Technologies Inc.	2,891	231,714
Mosaic Co. (The)	27,611	866,157
PPG Industries Inc.	22,023	2,202,520
Praxair Inc.	23,601	2,795,302
Sherwin-Williams Co. (The)	6,479	1,968,385
Valspar Corp. (The)	6,252	691,909

		16,106,748
COMMERCIAL SERVICES & SUPPLIES — 0.24%
ACCO Brands Corp.[a]	8,895	113,411
Copart Inc.[a]	8,169	463,509
Deluxe Corp.	4,046	294,751
Essendant Inc.	3,095	64,655
HNI Corp.	3,692	186,114
Interface Inc.	5,379	97,898

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
Knoll Inc.	4,078	$106,477
RR Donnelley & Sons Co.	5,795	99,384
Steelcase Inc. Class A	7,274	122,203
Team Inc.[a,b]	2,313	77,717
Tetra Tech Inc.	4,765	208,230

		1,834,349
COMMUNICATIONS EQUIPMENT — 1.85%
Calix Inc.[a]	3,643	26,230
Cisco Systems Inc.	416,561	12,796,754
Motorola Solutions Inc.	12,457	1,005,404
Plantronics Inc.	2,753	155,765

		13,984,153
CONSTRUCTION & ENGINEERING — 0.13%
EMCOR Group Inc.	5,046	351,656
Granite Construction Inc.	3,286	184,443
Quanta Services Inc.[a]	12,500	448,625

		984,724
CONSUMER FINANCE — 0.76%
Ally Financial Inc.	36,131	763,087
American Express Co.	64,980	4,963,172

		5,726,259
CONTAINERS & PACKAGING — 0.52%
Avery Dennison Corp.	7,375	538,522
Ball Corp.	13,739	1,047,736
Sealed Air Corp.	16,328	791,908
Sonoco Products Co.	8,319	457,129
WestRock Co.	20,874	1,113,837

		3,949,132
DISTRIBUTORS — 0.16%
LKQ Corp.[a]	25,492	813,450
Pool Corp.	3,488	368,193
Weyco Group Inc.	525	14,794

		1,196,437
DIVERSIFIED FINANCIAL SERVICES — 0.09%
Voya Financial Inc.	16,618	668,376

		668,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.55%
CenturyLink Inc.	45,305	1,171,587
Cincinnati Bell Inc.[a]	3,138	72,017
Level 3 Communications Inc.[a]	25,360	1,507,906
Verizon Communications Inc.	337,599	16,545,727

		19,297,237
ELECTRIC UTILITIES — 0.29%
Alliant Energy Corp.	18,869	710,418

Security	Shares	Value
Eversource Energy	26,326	$1,456,354

		2,166,772
ELECTRICAL EQUIPMENT — 0.74%
Acuity Brands Inc.	3,642	754,732
Eaton Corp. PLC	37,623	2,662,956
Rockwell Automation Inc.	10,738	1,589,116
Sensata Technologies Holding NVa,b	14,180	594,851

		5,601,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.79%
Corning Inc.	85,753	2,271,597
Flex Ltd.[a,b]	45,345	710,556
Itron Inc.[a,b]	3,016	186,087
TE Connectivity Ltd.	29,404	2,186,188
Trimble Inc.[a]	20,682	612,601

		5,967,029
ENERGY EQUIPMENT & SERVICES — 1.93%
Baker Hughes Inc.	33,624	2,121,002
Core Laboratories NV	3,659	427,481
National Oilwell Varco Inc.	31,346	1,185,192
Schlumberger Ltd.	115,173	9,641,132
TechnipFMC PLC[a]	36,699	1,233,820

		14,608,627
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.17%
American Tower Corp.	35,206	3,643,821
AvalonBay Communities Inc.	11,353	1,967,588
Boston Properties Inc.	12,698	1,662,168
Corporate Office Properties Trust	7,866	250,296
Digital Realty Trust Inc.[b]	13,218	1,422,653
Duke Realty Corp.	29,114	708,344
Equinix Inc.	5,879	2,263,297
Equity Residential	30,225	1,836,773
Federal Realty Investment Trust	5,929	832,610
Forest City Realty Trust Inc. Class A	20,048	453,887
HCP Inc.	38,806	1,176,598
Host Hotels & Resorts Inc.	61,649	1,113,997
Iron Mountain Inc.	20,756	743,065
Liberty Property Trust	12,181	467,629
Macerich Co. (The)	10,132	695,967
Potlatch Corp.	3,364	138,597
Prologis Inc.	43,594	2,129,567
SBA Communications Corp.[a]	10,343	1,088,704
Simon Property Group Inc.	26,002	4,778,388
UDR Inc.[b]	22,165	774,667
Vornado Realty Trust[b]	14,100	1,498,971
Weyerhaeuser Co.	61,898	1,939,264

		31,586,851
FOOD & STAPLES RETAILING — 0.43%
Sysco Corp.	43,636	2,289,145
United Natural Foods Inc.[a]	4,181	191,072
Whole Foods Market Inc.	26,461	799,651

		3,279,868

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 3.03%
Bunge Ltd.	11,572	$800,898
Campbell Soup Co.	16,654	1,036,378
Darling Ingredients Inc.[a]	13,662	163,944
General Mills Inc.	49,609	3,099,570
Hain Celestial Group Inc. (The)[a]	8,587	339,702
Hormel Foods Corp.	24,187	877,988
Ingredion Inc.	5,990	767,858
JM Smucker Co. (The)	9,663	1,312,719
Kellogg Co.	21,700	1,577,807
Kraft Heinz Co. (The)	50,377	4,498,162
McCormick & Co. Inc./MD	9,549	912,407
Mead Johnson Nutrition Co.	15,330	1,080,152
Mondelez International Inc. Class A	128,756	5,701,316
WhiteWave Foods Co. (The)[a]	14,711	809,988

		22,978,889
GAS UTILITIES — 0.10%
New Jersey Resources Corp.	7,152	269,630
Northwest Natural Gas Co.	2,288	134,763
WGL Holdings Inc.	4,240	347,426

		751,819
HEALTH CARE EQUIPMENT & SUPPLIES — 1.36%
Align Technology Inc.[a,b]	5,979	548,215
Becton Dickinson and Co.	17,618	3,123,495
Cooper Companies Inc. (The)	4,020	742,132
DENTSPLY SIRONA Inc.	19,343	1,096,748
Edwards Lifesciences Corp.[a]	17,586	1,692,477
Hologic Inc.[a]	20,723	839,903
IDEXX Laboratories Inc.[a]	7,431	909,034
ResMed Inc.	11,679	788,800
Varian Medical Systems Inc.[a]	7,750	601,787

		10,342,591
HEALTH CARE PROVIDERS & SERVICES — 2.24%
AmerisourceBergen Corp.	15,788	1,377,977
Cardinal Health Inc.	26,341	1,974,521
Centene Corp.[a]	14,172	896,662
Cigna Corp.	21,229	3,104,104
Envision Healthcare Corp.[a]	9,736	662,048
HCA Holdings Inc.[a]	25,040	2,010,211
Henry Schein Inc.[a]	6,787	1,084,970
Humana Inc.	12,335	2,448,498
Laboratory Corp. of America Holdings[a]	8,490	1,139,443
MEDNAX Inc.[a]	7,765	530,738
Patterson Companies Inc.	6,992	290,937
Quest Diagnostics Inc.	11,540	1,060,757
Select Medical Holdings Corp.[a]	8,732	108,713
Team Health Holdings Inc.[a]	6,154	267,453

		16,957,032
HEALTH CARE TECHNOLOGY — 0.18%
Cerner Corp.[a]	25,229	1,355,050

		1,355,050

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.04%
Aramark	19,233	$650,845
Choice Hotels International Inc.	3,028	168,054
Darden Restaurants Inc.	9,951	729,209
Domino’s Pizza Inc.	4,004	698,858
Hilton Worldwide Holdings Inc.	16,339	940,800
Jack in the Box Inc.	2,712	292,679
Marriott International Inc./MD Class A	27,358	2,314,487
McDonald’s Corp.	70,663	8,661,164
Royal Caribbean Cruises Ltd.	14,291	1,338,066
Starbucks Corp.	121,421	6,704,868
Vail Resorts Inc.	3,314	568,483

		23,067,513
HOUSEHOLD DURABLES — 0.51%
CSS Industries Inc.	716	17,628
Ethan Allen Interiors Inc.	2,075	60,383
Garmin Ltd.	9,405	454,167
La-Z-Boy Inc.	4,082	116,745
Meritage Homes Corp.[a,b]	3,157	116,020
Mohawk Industries Inc.[a]	5,231	1,129,059
Newell Brands Inc.	35,855	1,697,017
Tupperware Brands Corp.	4,193	253,089

		3,844,108
HOUSEHOLD PRODUCTS — 3.69%
Clorox Co. (The)	10,744	1,289,280
Colgate-Palmolive Co.	70,078	4,525,637
Kimberly-Clark Corp.	29,757	3,604,466
Procter & Gamble Co. (The)	211,762	18,550,351

		27,969,734
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	54,705	625,825
Ormat Technologies Inc.	3,085	165,665

		791,490
INDUSTRIAL CONGLOMERATES — 1.37%
3M Co.	50,051	8,749,916
Roper Technologies Inc.	8,407	1,612,883

		10,362,799
INSURANCE — 3.49%
Aflac Inc.	33,887	2,371,751
Allstate Corp. (The)	30,729	2,311,128
Chubb Ltd.	38,487	5,060,656
Hartford Financial Services Group Inc. (The)	31,880	1,552,875
Loews Corp.	23,787	1,107,998
Marsh & McLennan Companies Inc.	42,944	2,921,051
Principal Financial Group Inc.	23,871	1,362,795
Progressive Corp. (The)	48,088	1,800,415
Prudential Financial Inc.	36,160	3,800,778
Travelers Companies Inc. (The)	23,854	2,809,524

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
Willis Towers Watson PLC	10,883	$1,361,790

		26,460,761
INTERNET & DIRECT MARKETING RETAIL — 1.56%
Blue Nile Inc.	963	39,204
HSN Inc.	2,821	99,440
Netflix Inc.[a]	35,475	4,991,687
NutriSystem Inc.	2,453	81,072
Priceline Group Inc. (The)[a]	4,091	6,443,857
Shutterfly Inc.[a]	2,680	137,564

		11,792,824
INTERNET SOFTWARE & SERVICES — 5.77%
Alphabet Inc. Class Aa	24,418	20,027,399
Alphabet Inc. Class Ca	25,612	20,407,386
Yahoo! Inc.[a]	74,816	3,297,141

		43,731,926
IT SERVICES — 3.68%
Accenture PLC Class A	51,532	5,867,949
Automatic Data Processing Inc.	37,747	3,812,069
Cognizant Technology Solutions Corp. Class Aa	50,220	2,641,070
Convergys Corp.	7,960	197,567
FleetCor Technologies Inc.[a]	7,681	1,132,871
International Business Machines Corp.	75,205	13,124,777
Teradata Corp.[a]	10,823	317,763
Western Union Co. (The)	40,482	792,637

		27,886,703
LEISURE PRODUCTS — 0.21%
Callaway Golf Co.	7,803	88,408
Hasbro Inc.	9,368	772,954
Mattel Inc.	28,271	740,983

		1,602,345
LIFE SCIENCES TOOLS & SERVICES — 1.29%
Agilent Technologies Inc.	27,009	1,322,631
Bio-Techne Corp.	3,095	314,916
Mettler-Toledo International Inc.[a]	2,198	937,733
PAREXEL International Corp.[a]	4,388	311,065
Quintiles IMS Holdings Inc.[a,b]	12,232	960,090
Thermo Fisher Scientific Inc.	32,625	4,971,724
Waters Corp.[a]	6,687	947,213

		9,765,372
MACHINERY — 3.36%
AGCO Corp.	5,386	338,241
Caterpillar Inc.	48,344	4,624,587
CLARCOR Inc.	4,045	334,966
Cummins Inc.	13,243	1,946,853
Deere & Co.	22,097	2,365,484
Dover Corp.	12,882	1,001,576
Flowserve Corp.	10,821	531,960
Fortive Corp.	25,819	1,428,049
Graco Inc.	4,623	414,175

Security	Shares	Value
Illinois Tool Works Inc.	26,435	$3,362,532
Ingersoll-Rand PLC	21,316	1,691,425
Lincoln Electric Holdings Inc.	5,025	418,934
Meritor Inc.[a]	6,841	98,716
Middleby Corp. (The)[a]	4,778	641,112
Parker-Hannifin Corp.	11,062	1,627,552
Snap-on Inc.	4,822	875,338
Stanley Black & Decker Inc.	12,485	1,548,140
Tennant Co.	1,388	96,119
Timken Co. (The)	5,846	259,562
WABCO Holdings Inc.[a]	4,397	479,405
Wabtec Corp./DE	7,482	648,240
Xylem Inc./NY	14,874	733,437

		25,466,403
MEDIA — 4.04%
Charter Communications Inc. Class Aa	17,937	5,810,691
Discovery Communications Inc. Class Aa,b	12,526	355,112
Discovery Communications Inc. Class C NVS[a]	18,807	521,142
John Wiley & Sons Inc. Class A	3,817	210,317
Liberty Global PLC Series Aa	20,846	760,462
Liberty Global PLC Series C NVS[a]	50,814	1,785,096
Liberty Global PLC LiLAC Class Ca	9,045	201,884
New York Times Co. (The) Class A	10,637	143,600
Scholastic Corp.	2,174	99,526
Scripps Networks Interactive Inc. Class A	6,715	511,414
Time Warner Inc.	64,386	6,235,784
Walt Disney Co. (The)	126,446	13,991,250

		30,626,278
METALS & MINING — 0.24%
Compass Minerals International Inc.	2,806	234,582
Nucor Corp.	26,300	1,527,767
Schnitzer Steel Industries Inc. Class A	2,197	51,959

		1,814,308
MULTI-UTILITIES — 1.13%
Avista Corp.	5,286	204,251
CenterPoint Energy Inc.	33,961	890,118
CMS Energy Corp.	23,226	989,428
Consolidated Edison Inc.	25,163	1,870,869
MDU Resources Group Inc.	15,402	452,049
NiSource Inc.	26,743	598,241
Sempra Energy	19,623	2,009,199
WEC Energy Group Inc.	26,069	1,539,374

		8,553,529
MULTILINE RETAIL — 0.14%
Kohl’s Corp.	15,249	607,368
Nordstrom Inc.	10,797	477,443

		1,084,811
OIL, GAS & CONSUMABLE FUELS — 4.37%
Clean Energy Fuels Corp.[a]	9,254	23,968
ConocoPhillips	102,501	4,997,949
Denbury Resources Inc.[a]	33,063	110,761

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
Devon Energy Corp.	38,952	$1,773,874
Energen Corp.[a]	8,058	434,246
EOG Resources Inc.	47,705	4,845,874
EQT Corp.	14,339	869,373
Hess Corp.	23,536	1,275,180
Marathon Oil Corp.	70,350	1,178,362
Marathon Petroleum Corp.	43,736	2,101,515
Noble Energy Inc.	35,476	1,410,526
Occidental Petroleum Corp.	63,208	4,283,606
ONEOK Inc.	17,465	962,496
Phillips 66	38,948	3,178,936
Pioneer Natural Resources Co.	14,034	2,529,348
QEP Resources Inc.[a]	19,885	346,794
Southwestern Energy Co.[a]	40,959	369,041
Spectra Energy Corp.	58,009	2,416,075

		33,107,924
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	5,137	224,436

		224,436
PERSONAL PRODUCTS — 0.22%
Avon Products Inc.[a]	36,275	212,934
Estee Lauder Companies Inc. (The) Class A	18,336	1,489,067

		1,702,001
PHARMACEUTICALS — 3.13%
Bristol-Myers Squibb Co.	138,347	6,801,138
Jazz Pharmaceuticals PLC[a]	5,025	612,648
Merck & Co. Inc.	229,015	14,196,640
Zoetis Inc.	38,891	2,136,672

		23,747,098
PROFESSIONAL SERVICES — 0.47%
CEB Inc.	2,674	204,427
Dun & Bradstreet Corp. (The)	3,015	369,699
Exponent Inc.	2,157	125,214
Heidrick & Struggles International Inc.	1,465	32,743
ICF International Inc.[a]	1,495	77,740
IHS Markit Ltd.[a]	29,874	1,178,529
Kelly Services Inc. Class A	2,587	57,923
ManpowerGroup Inc.	5,690	543,168
Navigant Consulting Inc.[a]	3,935	97,195
On Assignment Inc.[a]	4,205	190,402
Resources Connection Inc.	2,317	38,694
Robert Half International Inc.	10,802	508,342
RPX Corp.[a]	4,114	44,678
TrueBlue Inc.[a]	3,527	87,293

		3,556,047
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Aa	25,070	761,125
Jones Lang LaSalle Inc.	3,751	386,466
Realogy Holdings Corp.	12,043	312,034

		1,459,625

Security	Shares	Value
ROAD & RAIL — 1.11%
ArcBest Corp.	2,029	$64,117
Avis Budget Group Inc.[a]	6,783	252,463
CSX Corp.	78,274	3,631,131
Genesee & Wyoming Inc. Class Aa	5,081	382,904
Hertz Global Holdings Inc.[a]	5,863	122,947
Kansas City Southern	8,963	770,011
Norfolk Southern Corp.	24,289	2,852,986
Ryder System Inc.	4,440	344,544

		8,421,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.66%
Advanced Micro Devices Inc.[a]	63,182	655,197
Analog Devices Inc.	25,417	1,904,750
Applied Materials Inc.	89,437	3,063,217
Intel Corp.	391,076	14,399,418
Lam Research Corp.	13,302	1,527,868
Microchip Technology Inc.[b]	17,871	1,203,612
NVIDIA Corp.	44,269	4,833,290
Skyworks Solutions Inc.	15,564	1,427,841
SunPower Corp.[a,b]	5,161	34,269
Texas Instruments Inc.	83,046	6,273,295

		35,322,757
SOFTWARE — 9.14%
Adobe Systems Inc.[a,b]	41,230	4,674,657
ANSYS Inc.[a]	7,238	675,016
Autodesk Inc.[a]	16,572	1,347,966
CA Inc.	26,080	815,522
Cadence Design Systems Inc.[a]	24,265	631,618
Citrix Systems Inc.[a]	12,925	1,178,631
Dell Technologies Inc. Class Va	18,507	1,165,756
Intuit Inc.	20,112	2,384,881
Microsoft Corp.	613,108	39,637,432
Oracle Corp.	256,077	10,271,248
salesforce.com inc.[a]	53,258	4,212,708
Symantec Corp.	51,085	1,407,392
Workday Inc. Class Aa,b	9,878	820,763

		69,223,590
SPECIALTY RETAIL — 1.79%
AutoNation Inc.[a,b]	5,932	315,108
Best Buy Co. Inc.	24,123	1,073,956
Buckle Inc. (The)	2,420	51,183
Caleres Inc.	3,602	110,761
CarMax Inc.[a]	15,891	1,060,089
Foot Locker Inc.	11,229	769,636
GameStop Corp. Class A	8,628	211,300
Gap Inc. (The)	19,818	456,408
Lowe’s Companies Inc.	72,912	5,328,409
Office Depot Inc.	42,888	190,852
Pier 1 Imports Inc.	6,912	50,250
Signet Jewelers Ltd.	5,961	462,991
Staples Inc.	53,986	496,671
Tiffany & Co.	10,368	816,169
Tractor Supply Co.	11,096	817,442

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

Security	Shares	Value
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	4,918	$1,339,073

		13,550,298
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.77%
Hewlett Packard Enterprise Co.	137,496	3,118,409
HP Inc.	141,486	2,129,365
Super Micro Computer Inc.[a]	3,231	85,460
Xerox Corp.	72,282	500,914

		5,834,148
TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Columbia Sportswear Co.	2,316	125,921
Deckers Outdoor Corp.[a]	2,526	145,498
Hanesbrands Inc.	31,357	743,474
Michael Kors Holdings Ltd.[a]	14,028	600,539
NIKE Inc. Class B	111,635	5,905,491
PVH Corp.	6,710	629,465
Under Armour Inc. Class Aa,b	15,223	327,142
Under Armour Inc. Class Ca,b	15,482	297,564
VF Corp.	27,541	1,417,811
Wolverine World Wide Inc.	8,255	193,910

		10,386,815
THRIFTS & MORTGAGE FINANCE — 0.08%
New York Community Bancorp. Inc.	40,428	614,101

		614,101
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Air Lease Corp.	8,109	295,005
Applied Industrial Technologies Inc.	3,079	186,126
Fastenal Co.	23,990	1,191,823
H&E Equipment Services Inc.	2,650	68,529
United Rentals Inc.[a]	7,152	904,800
WW Grainger Inc.[b]	4,762	1,202,738

		3,849,021
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	14,768	1,084,562

		1,084,562
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Sprint Corp.[a]	66,042	609,568

		609,568

TOTAL COMMON STOCKS
(Cost: $633,862,203)		756,444,823

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	9,245,429	9,248,203

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	643,960	$643,960

		9,892,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,890,291)		9,892,163

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $643,752,494)[g]		766,336,986
Other Assets, Less Liabilities — (1.15)%		(8,706,215)

NET ASSETS — 100.00%		$757,630,771

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $650,520,631. Net unrealized appreciation was $115,816,355, of which $129,642,837 represented gross unrealized appreciation on securities and $13,826,482 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	7,496	3,517	(923)	10,090	$3,773,458	$60,628	$79,875
PNC Financial Services Group Inc. (The)	30,943	14,472	(4,751)	40,664	4,898,385	61,074	72,987

					$8,671,843	$121,702	$152,862

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$756,444,823	$—	$—	$756,444,823
Money market funds	9,892,163	—	—	9,892,163

Total	$766,336,986	$—	$—	$766,336,986

80

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.42%
Rockwell Collins Inc.	74,371	$6,749,912

		6,749,912
AIR FREIGHT & LOGISTICS — 1.07%
Expeditors International of Washington Inc.	75,684	3,941,622
United Parcel Service Inc. Class B	10,798	1,178,386

		5,120,008
AUTOMOBILES — 0.69%
Tesla Motors Inc.[a,b]	13,087	3,297,008

		3,297,008
BANKS — 2.07%
Comerica Inc.	37,525	2,534,063
KeyCorp	40,248	723,257
People’s United Financial Inc.	220,967	4,143,131
PNC Financial Services Group Inc. (The)[c]	5,458	657,471
Signature Bank/New York NYa	11,479	1,808,172

		9,866,094
BEVERAGES — 2.69%
Coca-Cola Co. (The)	117,362	4,878,738
PepsiCo Inc.	76,595	7,949,029

		12,827,767
BIOTECHNOLOGY — 1.81%
AbbVie Inc.	8,510	520,046
Biogen Inc.[a]	7,566	2,097,598
Celgene Corp.[a]	16,074	1,866,995
Gilead Sciences Inc.	34,665	2,511,479
Vertex Pharmaceuticals Inc.[a]	19,313	1,658,408

		8,654,526
BUILDING PRODUCTS — 0.46%
Johnson Controls International PLC	27,674	1,217,103
Masco Corp.	29,975	987,676

		2,204,779
CAPITAL MARKETS — 6.24%
Bank of New York Mellon Corp. (The)	22,732	1,016,802
BlackRock Inc.[c]	27,347	10,227,231
Franklin Resources Inc.	66,421	2,639,571
Northern Trust Corp.	111,204	9,225,484
State Street Corp.	76,845	5,855,589
T Rowe Price Group Inc.	11,803	795,994

		29,760,671

Security	Shares	Value
CHEMICALS — 3.70%
Ecolab Inc.	122,738	$14,744,516
International Flavors & Fragrances Inc.	24,808	2,907,746

		17,652,262
COMMUNICATIONS EQUIPMENT — 2.16%
Cisco Systems Inc.	259,587	7,974,513
Motorola Solutions Inc.	28,672	2,314,117

		10,288,630
CONSUMER FINANCE — 1.11%
American Express Co.	69,616	5,317,270

		5,317,270
CONTAINERS & PACKAGING — 0.56%
Ball Corp.	35,181	2,682,903

		2,682,903
DISTRIBUTORS — 0.20%
LKQ Corp.[a]	29,880	953,471

		953,471
ELECTRIC UTILITIES — 0.88%
Edison International	14,059	1,024,620
Eversource Energy	57,714	3,192,738

		4,217,358
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Corning Inc.	45,874	1,215,202
TE Connectivity Ltd.	25,368	1,886,111

		3,101,313
ENERGY EQUIPMENT & SERVICES — 1.52%
Baker Hughes Inc.	36,240	2,286,019
Core Laboratories NV	5,874	686,259
National Oilwell Varco Inc.	14,302	540,759
Schlumberger Ltd.	17,508	1,465,595
TechnipFMC PLC[a]	68,109	2,289,825

		7,268,457
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.50%
American Tower Corp.	27,218	2,817,063
HCP Inc.	36,388	1,103,284
Liberty Property Trust	141,850	5,445,621
Prologis Inc.	150,108	7,332,776

		16,698,744
FOOD & STAPLES RETAILING — 0.15%
Whole Foods Market Inc.	23,066	697,055

		697,055

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 5.84%
Bunge Ltd.	63,775	$4,413,868
Campbell Soup Co.	68,748	4,278,188
General Mills Inc.	91,846	5,738,538
Kellogg Co.	144,194	10,484,346
Mondelez International Inc. Class A	35,875	1,588,545
WhiteWave Foods Co. (The)[a]	24,966	1,374,628

		27,878,113
HEALTH CARE PROVIDERS & SERVICES — 6.60%
AmerisourceBergen Corp.	35,662	3,112,580
Cardinal Health Inc.	110,845	8,308,941
Henry Schein Inc.[a]	78,962	12,622,865
Patterson Companies Inc.	165,320	6,878,965
Quest Diagnostics Inc.	6,369	585,439

		31,508,790
HOTELS, RESTAURANTS & LEISURE — 0.90%
Hilton Worldwide Holdings Inc.	12,392	713,531
Marriott International Inc./MD Class A	42,216	3,571,474

		4,285,005
HOUSEHOLD DURABLES — 0.60%
Newell Brands Inc.	60,415	2,859,442

		2,859,442
HOUSEHOLD PRODUCTS — 3.18%
Clorox Co. (The)	43,759	5,251,080
Kimberly-Clark Corp.	23,219	2,812,518
Procter & Gamble Co. (The)	80,884	7,085,438

		15,149,036
INDUSTRIAL CONGLOMERATES — 4.40%
3M Co.	119,987	20,976,127

		20,976,127
INSURANCE — 1.58%
Chubb Ltd.	3,655	480,596
Marsh & McLennan Companies Inc.	103,778	7,058,980

		7,539,576
INTERNET & DIRECT MARKETING RETAIL — 0.40%
Amazon.com Inc.[a]	854	703,252
Netflix Inc.[a]	8,541	1,201,804

		1,905,056
INTERNET SOFTWARE & SERVICES — 2.40%
Alphabet Inc. Class Aa	12,732	10,442,659
Facebook Inc. Class Aa	7,882	1,027,182

		11,469,841

Security	Shares	Value
IT SERVICES — 4.26%
Accenture PLC Class A	119,696	$13,629,783
International Business Machines Corp.	38,457	6,711,516

		20,341,299
LEISURE PRODUCTS — 0.22%
Mattel Inc.	39,475	1,034,640

		1,034,640
LIFE SCIENCES TOOLS & SERVICES — 3.73%
Agilent Technologies Inc.	157,651	7,720,170
Mettler-Toledo International Inc.[a]	6,369	2,717,206
Waters Corp.[a]	51,982	7,363,250

		17,800,626
MACHINERY — 4.21%
Caterpillar Inc.	57,454	5,496,050
Cummins Inc.	71,047	10,444,619
Ingersoll-Rand PLC	21,306	1,690,631
Parker-Hannifin Corp.	4,398	647,078
Xylem Inc./NY	36,233	1,786,649

		20,065,027
MEDIA — 2.62%
Charter Communications Inc. Class Aa	6,287	2,036,674
Liberty Global PLC Series Aa	17,082	623,151
Scripps Networks Interactive Inc. Class A	15,950	1,214,752
Time Warner Inc.	19,768	1,914,531
Walt Disney Co. (The)	60,743	6,721,213

		12,510,321
MULTI-UTILITIES — 1.20%
Sempra Energy	56,083	5,742,338

		5,742,338
MULTILINE RETAIL — 0.11%
Nordstrom Inc.[b]	11,833	523,255

		523,255
OIL, GAS & CONSUMABLE FUELS — 2.89%
ConocoPhillips	62,145	3,030,190
Hess Corp.	56,424	3,057,052
Marathon Oil Corp.	51,045	855,004
Noble Energy Inc.	19,323	768,283
Phillips 66	12,753	1,040,900
Spectra Energy Corp.	120,780	5,030,487

		13,781,916
PHARMACEUTICALS — 2.57%
Merck & Co. Inc.	134,662	8,347,697

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2017

Security	Shares	Value
Zoetis Inc.	70,949	$3,897,938

		12,245,635
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.78%
CBRE Group Inc. Class Aa	123,301	3,743,418

		3,743,418
ROAD & RAIL — 1.11%
CSX Corp.	17,064	791,599
Norfolk Southern Corp.	38,416	4,512,343

		5,303,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.75%
Applied Materials Inc.	74,037	2,535,767
Intel Corp.	191,912	7,066,200
Texas Instruments Inc.	46,327	3,499,542

		13,101,509
SOFTWARE — 7.52%
Autodesk Inc.[a]	31,802	2,586,775
CA Inc.	63,948	1,999,654
Microsoft Corp.	337,257	21,803,665
Oracle Corp.	141,811	5,688,039
salesforce.com inc.[a,b]	21,802	1,724,538
Symantec Corp.	76,133	2,097,464

		35,900,135
SPECIALTY RETAIL — 2.10%
Best Buy Co. Inc.	58,929	2,623,519
Gap Inc. (The)	25,413	585,261
Signet Jewelers Ltd.	13,103	1,017,710
Tiffany & Co.	73,650	5,797,728

		10,024,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.70%
Apple Inc.	133,604	16,212,845
Hewlett Packard Enterprise Co.	165,673	3,757,464
HP Inc.	164,015	2,468,426

		22,438,735
TEXTILES, APPAREL & LUXURY GOODS — 2.15%
Hanesbrands Inc.	46,421	1,100,642
NIKE Inc. Class B	138,672	7,335,749
PVH Corp.	14,549	1,364,842
VF Corp.	8,465	435,778

		10,237,011

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.17%
WW Grainger Inc.	3,125	$789,281

		789,281

TOTAL COMMON STOCKS
(Cost: $402,870,789)		476,512,520

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	3,207,218	3,208,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	459,447	459,447

		3,667,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,667,455)		3,667,627

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $406,538,244)[g]		480,180,147
Other Assets, Less Liabilities — (0.64)%		(3,075,406)

NET ASSETS — 100.00%		$477,104,741

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $410,024,060. Net unrealized appreciation was $70,156,087, of which $77,477,446 represented gross unrealized appreciation on securities and $7,321,359 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,444	15,245	(1,342)	27,347	$10,227,231	$136,999	$62,695
PNC Financial Services Group Inc. (The)	—	5,680	(222)	5,458	657,471	8,236	3,942

					$10,884,702	$145,235	$66,637

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$476,512,520	$—	$—	$476,512,520
Money market funds	3,667,627	—	—	3,667,627

Total	$480,180,147	$—	$—	$480,180,147

84

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 3.94%
Lockheed Martin Corp.	2,647,881	$665,491,932

		665,491,932
BANKS — 6.14%
Bank of Hawaii Corp.[a]	2,351,902	202,051,901
BB&T Corp.	2,812,038	129,888,035
FNB Corp./PA	3,223,127	48,153,517
PacWest Bancorp.	4,958,627	274,707,936
People’s United Financial Inc.	3,786,054	70,988,513
Trustmark Corp.[a]	3,520,281	118,351,847
United Bankshares Inc./WV	3,172,452	142,125,850
Valley National Bancorp.	4,097,968	49,626,392

		1,035,893,991
BEVERAGES — 0.67%
Coca-Cola Co. (The)	2,723,621	113,220,925

		113,220,925
CAPITAL MARKETS — 4.68%
CME Group Inc.	4,900,898	593,400,730
Federated Investors Inc. Class B	3,114,468	81,007,313
Waddell & Reed Financial Inc. Class Aa	6,440,481	116,250,682

		790,658,725
CHEMICALS — 1.15%
Huntsman Corp.	3,658,030	74,587,232
Olin Corp.	4,586,033	120,199,925

		194,787,157
COMMERCIAL SERVICES & SUPPLIES — 1.53%
Pitney Bowes Inc.	3,328,713	52,993,111
RR Donnelley & Sons Co.	1,945,756	33,369,715
Waste Management Inc.	2,472,443	171,834,789

		258,197,615
CONTAINERS & PACKAGING — 5.25%
International Paper Co.	3,967,396	224,554,614
Packaging Corp. of America	3,473,976	320,231,108
Sonoco Products Co.	2,648,790	145,551,010
WestRock Co.	3,662,051	195,407,041

		885,743,773
DISTRIBUTORS — 1.40%
Genuine Parts Co.	2,432,572	235,497,295

		235,497,295

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
AT&T Inc.	4,394,128	$185,256,436
CenturyLink Inc.	5,956,182	154,026,867

		339,283,303
ELECTRIC UTILITIES — 15.47%
Alliant Energy Corp.	5,766,272	217,100,141
American Electric Power Co. Inc.	3,027,827	193,962,598
Edison International	2,392,875	174,392,730
Entergy Corp.	3,925,134	281,196,600
Eversource Energy	2,721,461	150,551,222
Exelon Corp.	3,163,400	113,502,792
FirstEnergy Corp.	3,506,847	106,327,601
Great Plains Energy Inc.	2,991,734	82,422,272
IDACORP Inc.	2,401,523	192,169,870
NextEra Energy Inc.	2,600,131	321,688,207
OGE Energy Corp.	3,634,327	121,895,328
PG&E Corp.	2,762,167	170,950,516
Pinnacle West Capital Corp.	3,070,715	238,379,605
PPL Corp.	3,632,227	126,546,789
Xcel Energy Inc.	2,910,978	120,281,611

		2,611,367,882
ELECTRICAL EQUIPMENT — 2.57%
Eaton Corp. PLC	3,383,090	239,455,110
Emerson Electric Co.	3,298,834	193,509,603

		432,964,713
ENERGY EQUIPMENT & SERVICES — 1.62%
Helmerich & Payne Inc.	3,839,306	273,205,015

		273,205,015
FOOD & STAPLES RETAILING — 0.74%
Sysco Corp.	2,394,300	125,604,978

		125,604,978
FOOD PRODUCTS — 0.94%
General Mills Inc.	2,532,225	158,213,418

		158,213,418
GAS UTILITIES — 0.53%
New Jersey Resources Corp.	2,369,764	89,340,103

		89,340,103
HOTELS, RESTAURANTS & LEISURE — 3.01%
Darden Restaurants Inc.	2,597,170	190,320,617
McDonald’s Corp.	2,584,738	316,811,337

		507,131,954
HOUSEHOLD DURABLES — 3.55%
Garmin Ltd.	4,514,195	217,990,477
Leggett & Platt Inc.	2,411,431	115,073,487

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2017

Security	Shares	Value
Tupperware Brands Corp.[a]	4,407,576	$266,041,287

		599,105,251
HOUSEHOLD PRODUCTS — 1.74%
Kimberly-Clark Corp.	2,422,488	293,435,971

		293,435,971
INDUSTRIAL CONGLOMERATES — 0.47%
General Electric Co.	2,665,250	79,157,925

		79,157,925
INSURANCE — 3.99%
Arthur J Gallagher & Co.	3,215,698	173,101,023
Cincinnati Financial Corp.	2,607,744	184,054,571
Mercury General Corp.[a]	3,805,999	240,729,437
Old Republic International Corp.	3,652,596	75,973,997

		673,859,028
LEISURE PRODUCTS — 0.62%
Mattel Inc.	3,980,051	104,317,137

		104,317,137
MACHINERY — 3.68%
Caterpillar Inc.	3,722,199	356,065,556
PACCAR Inc.	3,926,368	264,283,830

		620,349,386
MEDIA — 2.10%
Cinemark Holdings Inc.	2,819,928	119,846,940
Meredith Corp.[a]	3,831,434	234,866,904

		354,713,844
METALS & MINING — 0.32%
Commercial Metals Co.	2,632,057	53,772,925

		53,772,925
MULTI-UTILITIES — 12.17%
Avista Corp.	3,026,015	116,925,220
Black Hills Corp.	2,495,192	156,074,259
CenterPoint Energy Inc.	4,500,395	117,955,353
CMS Energy Corp.	2,642,361	112,564,579
Dominion Resources Inc./VA	3,374,039	257,371,695
DTE Energy Co.	2,884,881	284,564,662
NiSource Inc.	2,413,901	53,998,965
NorthWestern Corp.[a]	2,827,200	161,461,392
Public Service Enterprise Group Inc.	3,172,964	140,403,657
SCANA Corp.	3,000,583	206,140,052
Sempra Energy	2,653,636	271,705,790
WEC Energy Group Inc.	2,963,402	174,988,888

		2,054,154,512

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 7.99%
Chevron Corp.	4,004,198	$445,867,447
ConocoPhillips	2,231,665	108,815,985
HollyFrontier Corp.	3,137,736	90,900,212
Occidental Petroleum Corp.	3,808,750	258,118,988
ONEOK Inc.	8,070,500	444,765,255

		1,348,467,887
PAPER & FOREST PRODUCTS — 1.01%
Domtar Corp.[a]	3,918,203	171,186,289

		171,186,289
PERSONAL PRODUCTS — 1.12%
Nu Skin Enterprises Inc. Class Aa	3,658,205	189,787,675

		189,787,675
PHARMACEUTICALS — 2.88%
Eli Lilly & Co.	2,411,098	185,726,879
Merck & Co. Inc.	3,054,431	189,344,177
Pfizer Inc.	3,517,064	111,596,441

		486,667,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
Intel Corp.	2,937,136	108,145,348

		108,145,348
SPECIALTY RETAIL — 0.51%
Guess? Inc.	3,556,575	45,417,463
Staples Inc.	4,381,615	40,310,858

		85,728,321
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.71%
Seagate Technology PLC	6,400,297	288,973,410

		288,973,410
THRIFTS & MORTGAGE FINANCE — 0.34%
New York Community Bancorp. Inc.	3,822,385	58,062,028

		58,062,028
TOBACCO — 3.42%
Altria Group Inc.	3,126,827	222,567,546
Philip Morris International Inc.	3,691,135	354,828,807

		577,396,353

TOTAL COMMON STOCKS
(Cost: $13,406,074,947)		16,863,883,566

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	9,128,837	$9,128,837

		9,128,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,128,837)		9,128,837

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $13,415,203,784)[d]		16,873,012,403
Other Assets, Less Liabilities — 0.04%		6,176,565

NET ASSETS — 100.00%		$16,879,188,968

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,557,905,982. Net unrealized appreciation was $3,315,106,421, of which $3,730,686,014 represented gross unrealized appreciation on securities and $415,579,593 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Bank of Hawaii Corp.	2,132,779	449,733	(230,610)	2,351,902	$202,051,901	$3,288,706	$6,062,793
Domtar Corp.	3,514,204	666,997	(262,998)	3,918,203	171,186,289	4,761,188	132,590
Mercury General Corp.	3,548,723	290,167	(32,891)	3,805,999	240,729,437	6,609,497	829,427
Meredith Corp.	3,452,406	409,263	(30,235)	3,831,434	234,866,904	5,448,474	113,554
NorthWestern Corp.	2,562,768	535,020	(270,588)	2,827,200	161,461,392	4,155,376	1,219,530
Nu Skin Enterprises Inc. Class A	3,316,745	703,815	(362,355)	3,658,205	189,787,675	3,786,183	4,285,586
Trustmark Corp.	3,183,310	646,673	(309,702)	3,520,281	118,351,847	2,364,837	1,932,679
Tupperware Brands Corp.	3,997,321	846,095	(435,840)	4,407,576	266,041,287	8,828,573	(1,950,692)
Waddell & Reed Financial Inc. Class A	5,768,975	979,623	(308,117)	6,440,481	116,250,682	8,602,057	(150,924)

					$1,700,727,414	$47,844,891	$12,474,543

Schedule 2 — Futures Contracts

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	181	Mar. 2017	Chicago Mercantile	$20,195,106	$20,584,225	$389,119

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,863,883,566	$—	$—	$16,863,883,566
Money market funds	9,128,837	—	—	9,128,837

Total	$16,873,012,403	$—	$—	$16,873,012,403

Derivative financial instruments[a]:
Assets:
Futures contracts	$389,119	$—	$—	$389,119

Total	$389,119	$—	$—	$389,119

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

87

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AIR FREIGHT & LOGISTICS — 28.19%
CH Robinson Worldwide Inc.	662,409	$50,382,828
Expeditors International of Washington Inc.	891,347	46,421,352
FedEx Corp.	746,871	141,240,775
United Parcel Service Inc. Class B	744,273	81,222,513

		319,267,468
AIRLINES — 22.65%
Alaska Air Group Inc.	740,934	69,514,428
American Airlines Group Inc.	802,991	35,532,352
Delta Air Lines Inc.	827,495	39,090,864
JetBlue Airways Corp.[a]	902,392	17,695,907
Southwest Airlines Co.	828,974	43,363,630
United Continental Holdings Inc.[a]	728,831	51,360,720

		256,557,901
MARINE — 6.91%
Kirby Corp.[a,b]	763,220	49,189,529
Matson Inc.	815,010	29,063,257

		78,252,786
ROAD & RAIL — 42.17%
Avis Budget Group Inc.[a,b]	825,709	30,732,889
CSX Corp.	956,897	44,390,452
JB Hunt Transport Services Inc.	740,981	73,416,398
Kansas City Southern	630,399	54,157,578
Landstar System Inc.	641,457	54,267,262
Norfolk Southern Corp.	745,037	87,512,046
Ryder System Inc.	696,382	54,039,243
Union Pacific Corp.	742,442	79,129,468

		477,645,336

TOTAL COMMON STOCKS
(Cost: $1,151,632,839)		1,131,723,491

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	6,996,649	6,998,748

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,803,630	$1,803,630

		8,802,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,800,279)		8,802,378

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $1,160,433,118)[f]		1,140,525,869
Other Assets, Less Liabilities — (0.70)%		(7,969,451)

NET ASSETS — 100.00%		$1,132,556,418

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,162,849,261. Net unrealized depreciation was $22,323,392, of which $44,743,298 represented gross unrealized appreciation on securities and $67,066,690 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,131,723,491	$—	$—	$1,131,723,491
Money market funds	8,802,378	—	—	8,802,378

Total	$1,140,525,869	$—	$—	$1,140,525,869

88

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

CHEMICALS — 81.09%
AdvanSix Inc.[a]	47,975	$1,232,478
Air Products & Chemicals Inc.	283,269	39,589,675
Albemarle Corp.	164,748	15,262,255
Ashland Global Holdings Inc.	91,311	10,868,748
Axalta Coating Systems Ltd.[a]	318,288	9,230,352
Cabot Corp.	92,444	5,118,624
Celanese Corp. Series A	209,596	17,689,902
CF Industries Holdings Inc.	342,035	12,070,415
Chemours Co. (The)	268,457	7,092,634
Chemtura Corp.[a]	94,512	3,128,347
Dow Chemical Co. (The)	1,633,226	97,389,266
Eastman Chemical Co.	214,861	16,651,728
Ecolab Inc.	382,794	45,985,043
EI du Pont de Nemours & Co.	1,266,910	95,651,705
FMC Corp.	196,404	11,815,665
GCP Applied Technologies Inc.[a]	106,916	2,881,386
HB Fuller Co.	75,119	3,708,625
Huntsman Corp.	292,351	5,961,037
Ingevity Corp.[a]	63,050	3,504,950
International Flavors & Fragrances Inc.	116,422	13,645,823
LyondellBasell Industries NV Class A	487,508	45,469,871
Minerals Technologies Inc.	52,013	4,168,842
Monsanto Co.	638,522	69,158,318
Mosaic Co. (The)	512,941	16,090,959
NewMarket Corp.	13,674	5,895,819
Olin Corp.	244,187	6,400,141
Platform Specialty Products Corp.[a,b]	315,945	3,835,572
PolyOne Corp.	124,719	4,254,165
PPG Industries Inc.	385,267	38,530,553
Praxair Inc.	416,279	49,304,085
RPM International Inc.	195,962	10,240,974
Scotts Miracle-Gro Co. (The) Class A	65,744	6,046,476
Sensient Technologies Corp.	66,069	5,070,796
Westlake Chemical Corp.	55,929	3,462,564
WR Grace & Co.	103,398	7,169,617

		693,577,410
METALS & MINING — 17.50%
Alcoa Corp.	215,348	7,849,435
Allegheny Technologies Inc.[b]	162,937	3,540,621
Carpenter Technology Corp.	70,231	2,810,645
Commercial Metals Co.	172,756	3,529,405
Compass Minerals International Inc.[b]	50,334	4,207,922
Freeport-McMoRan Inc.[a]	1,829,635	30,463,423
Newmont Mining Corp.	775,399	28,131,476
Nucor Corp.	465,243	27,025,966
Reliance Steel & Aluminum Co.	106,807	8,507,177
Royal Gold Inc.	96,440	6,960,075
Steel Dynamics Inc.	357,640	12,091,808
Stillwater Mining Co.[a]	181,785	3,090,345
U.S. Steel Corp.	253,924	8,305,854
Worthington Industries Inc.	65,757	3,142,527

		149,656,679

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.52%
CONSOL Energy Inc.	262,333	$4,443,921

		4,443,921
PAPER & FOREST PRODUCTS — 0.85%
Domtar Corp.	94,808	4,142,162
KapStone Paper and Packaging Corp.	131,925	3,163,561

		7,305,723

TOTAL COMMON STOCKS
(Cost: $881,115,447)		854,983,733

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	7,116,547	7,118,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,484,123	1,484,123

		8,602,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,602,030)		8,602,805

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $889,717,477)[f]		863,586,538
Other Assets, Less Liabilities — (0.97)%		(8,271,950)

NET ASSETS — 100.00%		$855,314,588

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $899,284,223. Net unrealized depreciation was $35,697,685, of which $23,650,727 represented gross unrealized appreciation on securities and $59,348,412 represented gross unrealized depreciation on securities.

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$854,983,733	$—	$—	$854,983,733
Money market funds	8,602,805	—	—	8,602,805

Total	$863,586,538	$—	$—	$863,586,538

90

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AUTO COMPONENTS — 3.62%
Adient PLC[a]	23,125	$1,468,206
Autoliv Inc.	21,762	2,516,993
BorgWarner Inc.	49,405	2,017,206
Cooper Tire & Rubber Co.	13,159	477,014
Dana Inc.	35,396	712,875
Delphi Automotive PLC	66,806	4,680,428
Gentex Corp.	70,773	1,478,448
Goodyear Tire & Rubber Co. (The)	64,417	2,086,467
Lear Corp.	17,318	2,460,715
Tenneco Inc.[a]	13,545	913,610
Visteon Corp.[a]	8,407	753,015

		19,564,977
AUTOMOBILES — 6.63%
Ford Motor Co.	962,684	11,898,774
General Motors Co.	342,157	12,526,368
Harley-Davidson Inc.	43,603	2,487,115
Tesla Motors Inc.[a,b]	30,596	7,708,050
Thor Industries Inc.	11,829	1,224,302

		35,844,609
BEVERAGES — 18.24%
Brown-Forman Corp. Class A	14,205	664,510
Brown-Forman Corp. Class B	45,006	2,052,274
Coca-Cola Co. (The)	957,456	39,801,446
Constellation Brands Inc. Class A	43,837	6,565,029
Dr Pepper Snapple Group Inc.	45,315	4,132,728
Molson Coors Brewing Co. Class B	45,457	4,387,510
Monster Beverage Corp.[a]	99,994	4,259,744
PepsiCo Inc.	353,757	36,712,901

		98,576,142
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Herman Miller Inc.	14,763	460,605
HNI Corp.	10,963	552,645

		1,013,250
DISTRIBUTORS — 1.30%
Genuine Parts Co.	36,688	3,551,765
LKQ Corp.[a]	75,853	2,420,469
Pool Corp.	10,174	1,073,968

		7,046,202
DIVERSIFIED FINANCIAL SERVICES — 0.35%
Leucadia National Corp.	79,971	1,907,308

		1,907,308

Security	Shares	Value
FOOD PRODUCTS — 17.50%
Archer-Daniels-Midland Co.	141,929	$6,281,778
B&G Foods Inc.	16,345	724,901
Bunge Ltd.	34,398	2,380,686
Campbell Soup Co.	47,792	2,974,096
Conagra Brands Inc.	102,582	4,009,930
Darling Ingredients Inc.[a]	40,670	488,040
Dean Foods Co.[b]	22,345	443,772
Flowers Foods Inc.	44,970	904,347
General Mills Inc.	145,872	9,114,083
Hain Celestial Group Inc. (The)[a]	25,461	1,007,237
Hershey Co. (The)	34,405	3,628,695
Hormel Foods Corp.	66,574	2,416,636
Ingredion Inc.	17,861	2,289,602
JM Smucker Co. (The)	28,720	3,901,612
Kellogg Co.	62,319	4,531,214
Kraft Heinz Co. (The)	147,124	13,136,702
Lamb Weston Holdings Inc.	34,282	1,280,775
Lancaster Colony Corp.	4,808	630,088
McCormick & Co. Inc./MD	28,258	2,700,052
Mead Johnson Nutrition Co.	45,563	3,210,369
Mondelez International Inc. Class A	380,947	16,868,333
Pinnacle Foods Inc.	29,158	1,550,914
Post Holdings Inc.[a]	16,032	1,341,558
Snyder’s-Lance Inc.	21,063	808,398
TreeHouse Foods Inc.[a]	13,962	1,059,437
Tyson Foods Inc. Class A	71,670	4,500,159
WhiteWave Foods Co. (The)[a]	43,716	2,407,003

		94,590,417
HOUSEHOLD DURABLES — 5.06%
CalAtlantic Group Inc.	17,993	627,416
DR Horton Inc.	83,712	2,503,826
Harman International Industries Inc.	17,205	1,912,508
Helen of Troy Ltd.[a]	6,883	642,184
Leggett & Platt Inc.	33,008	1,575,142
Lennar Corp. Class A	48,483	2,164,766
Lennar Corp. Class B	2,438	87,671
Mohawk Industries Inc.[a]	15,549	3,356,096
Newell Brands Inc.	118,989	5,631,749
NVR Inc.[a]	868	1,612,744
PulteGroup Inc.	73,541	1,581,867
Tempur Sealy International Inc.[a,b]	12,397	533,071
Toll Brothers Inc.[a]	36,728	1,151,790
Tupperware Brands Corp.	12,492	754,017
Whirlpool Corp.	18,526	3,240,012

		27,374,859
HOUSEHOLD PRODUCTS — 16.82%
Church & Dwight Co. Inc.	63,788	2,884,493
Clorox Co. (The)	31,756	3,810,720
Colgate-Palmolive Co.	219,243	14,158,713
Energizer Holdings Inc.	15,175	765,882
Kimberly-Clark Corp.	88,343	10,700,988
Procter & Gamble Co. (The)	660,064	57,821,607
Spectrum Brands Holdings Inc.	6,021	803,141

		90,945,544

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2017

Security	Shares	Value
LEISURE PRODUCTS — 1.38%
Brunswick Corp./DE	22,076	$1,321,469
Hasbro Inc.	27,706	2,286,022
Mattel Inc.	84,369	2,211,312
Polaris Industries Inc.	14,728	1,238,183
Vista Outdoor Inc.[a]	14,461	416,621

		7,473,607
MACHINERY — 1.94%
Middleby Corp. (The)[a]	14,202	1,905,624
Snap-on Inc.	14,312	2,598,058
Stanley Black & Decker Inc.	37,169	4,608,956
WABCO Holdings Inc.[a]	12,793	1,394,821

		10,507,459
PERSONAL PRODUCTS — 1.45%
Avon Products Inc.[a]	107,682	632,093
Edgewell Personal Care Co.[a]	14,253	1,123,707
Estee Lauder Companies Inc. (The) Class A	54,828	4,452,582
Herbalife Ltd.[a,b]	17,175	965,235
Nu Skin Enterprises Inc. Class A	12,596	653,480

		7,827,097
SOFTWARE — 2.62%
Activision Blizzard Inc.	168,656	6,781,658
Electronic Arts Inc.[a]	74,432	6,209,862
Take-Two Interactive Software Inc.[a]	21,304	1,142,959

		14,134,479
TEXTILES, APPAREL & LUXURY GOODS — 7.28%
Carter’s Inc.	12,151	1,017,646
Coach Inc.	69,155	2,582,939
Deckers Outdoor Corp.[a]	7,921	456,250
Fossil Group Inc.[a,b]	10,231	261,607
G-III Apparel Group Ltd.[a,b]	10,874	285,551
Hanesbrands Inc.	93,254	2,211,052
Kate Spade & Co.[a]	31,634	585,545
lululemon athletica Inc.[a]	26,386	1,781,319
Michael Kors Holdings Ltd.[a]	40,545	1,735,732
NIKE Inc. Class B	329,585	17,435,047
PVH Corp.	19,567	1,835,580
Ralph Lauren Corp.	13,918	1,230,769
Skechers U.S.A. Inc. Class Aa,b	32,816	824,338
Steven Madden Ltd.[a]	13,430	472,736
Under Armour Inc. Class Aa,b	45,396	975,560
Under Armour Inc. Class Ca	45,473	873,991
VF Corp.	81,638	4,202,724
Wolverine World Wide Inc.	24,282	570,384

		39,338,770
TOBACCO — 15.41%
Altria Group Inc.	481,056	34,241,566
Philip Morris International Inc.	382,658	36,784,914

Security	Shares	Value
Reynolds American Inc.	203,979	$12,265,257

		83,291,737

TOTAL COMMON STOCKS
(Cost: $556,089,480)		539,436,457

SHORT-TERM INVESTMENTS — 2.35%

MONEY MARKET FUNDS — 2.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	12,283,653	12,287,338
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	436,710	436,710

		12,724,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,720,566)		12,724,048

TOTAL INVESTMENTS IN SECURITIES — 102.14%
(Cost: $568,810,046)[f]		552,160,505
Other Assets, Less Liabilities — (2.14)%		(11,576,694)

NET ASSETS — 100.00%		$540,583,811

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $571,500,742. Net unrealized depreciation was $19,340,237, of which $21,059,014 represented gross unrealized appreciation on securities and $40,399,251 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$539,436,457	$—	$—	$539,436,457
Money market funds	12,724,048	—	—	12,724,048

Total	$552,160,505	$—	$—	$552,160,505

92

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AIRLINES — 4.46%
Alaska Air Group Inc.	32,547	$3,053,559
Allegiant Travel Co.	3,545	609,740
American Airlines Group Inc.	136,625	6,045,656
Delta Air Lines Inc.	193,913	9,160,450
JetBlue Airways Corp.[a]	85,957	1,685,617
Southwest Airlines Co.	161,925	8,470,297
Spirit Airlines Inc.[a]	18,521	1,000,875
United Continental Holdings Inc.[a]	76,093	5,362,274

		35,388,468
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Copart Inc.[a,b]	27,104	1,537,881
KAR Auction Services Inc.	36,732	1,673,143
Rollins Inc.	25,658	904,701

		4,115,725
DIVERSIFIED CONSUMER SERVICES — 0.96%
Bright Horizons Family Solutions Inc.[a]	11,804	836,431
DeVry Education Group Inc.	15,543	520,690
Graham Holdings Co. Class B	1,255	652,035
Grand Canyon Education Inc.[a]	12,762	752,703
H&R Block Inc.	58,353	1,252,255
Houghton Mifflin Harcourt Co.[a]	27,956	315,903
Service Corp. International/U.S.	50,690	1,476,600
ServiceMaster Global Holdings Inc.[a]	35,751	1,322,072
Sotheby’sa	12,525	497,368

		7,626,057
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Dolby Laboratories Inc. Class A	15,421	738,820

		738,820
FOOD & STAPLES RETAILING — 13.58%
Casey’s General Stores Inc.	10,455	1,201,279
Costco Wholesale Corp.	114,903	18,838,347
CVS Health Corp.	280,271	22,088,158
Kroger Co. (The)	248,819	8,449,893
Rite Aid Corp.[a,b]	278,642	1,565,968
Sprouts Farmers Market Inc.[a,b]	36,140	674,734
Sysco Corp.	132,549	6,953,521
United Natural Foods Inc.[a,b]	13,654	623,988
Wal-Mart Stores Inc.	395,718	26,410,219
Walgreens Boots Alliance Inc.	224,942	18,431,747
Whole Foods Market Inc.	84,289	2,547,214

		107,785,068
HEALTH CARE PROVIDERS & SERVICES — 2.67%
AmerisourceBergen Corp.	44,213	3,858,911
Cardinal Health Inc.	84,331	6,321,452

Security	Shares	Value
Chemed Corp.	4,369	$725,647
McKesson Corp.	59,603	8,293,757
VCA Inc.[a]	21,606	1,957,504

		21,157,271
HOTELS, RESTAURANTS & LEISURE — 14.28%
Aramark	64,670	2,188,433
Bloomin’ Brands Inc.	28,781	492,443
Brinker International Inc.	13,407	596,611
Buffalo Wild Wings Inc.[a]	5,577	842,127
Carnival Corp.	110,507	6,119,878
Cheesecake Factory Inc. (The)[b]	11,820	712,273
Chipotle Mexican Grill Inc.[a,b]	7,657	3,226,966
Choice Hotels International Inc.	9,695	538,072
Cracker Barrel Old Country Store Inc.[b]	6,424	1,015,377
Darden Restaurants Inc.	32,589	2,388,122
Domino’s Pizza Inc.	12,750	2,225,385
Dunkin’ Brands Group Inc.	24,429	1,267,132
Hilton Grand Vacations Inc.[a]	15,894	466,171
Hilton Worldwide Holdings Inc.	51,896	2,988,172
Hyatt Hotels Corp. Class Aa	10,353	566,413
Jack in the Box Inc.	8,638	932,213
Las Vegas Sands Corp.	96,346	5,065,873
Marriott International Inc./MD Class A	84,348	7,135,841
Marriott Vacations Worldwide Corp.	6,579	568,952
McDonald’s Corp.	218,229	26,748,329
MGM Resorts International[a,b]	127,224	3,664,051
Norwegian Cruise Line Holdings Ltd.[a]	43,397	2,039,659
Panera Bread Co. Class Aa	5,816	1,215,893
Royal Caribbean Cruises Ltd.	44,217	4,140,038
Six Flags Entertainment Corp.	22,704	1,352,704
Starbucks Corp.	382,505	21,121,926
Texas Roadhouse Inc.	17,129	798,897
Vail Resorts Inc.	10,595	1,817,466
Wendy’s Co. (The)	53,740	727,102
Wyndham Worldwide Corp.	28,554	2,257,479
Wynn Resorts Ltd.	21,053	2,135,406
Yum! Brands Inc.	91,953	6,025,680

		113,381,084
INTERNET & DIRECT MARKETING RETAIL — 16.69%
Amazon.com Inc.[a]	103,605	85,316,645
Expedia Inc.	31,860	3,873,857
Groupon Inc.[a,b]	109,331	377,192
HSN Inc.	8,926	314,642
Liberty Expedia Holdings Inc. Class Aa	14,620	643,426
Liberty Interactive Corp. QVC Group Series Aa	117,453	2,252,749
Liberty TripAdvisor Holdings Inc. Class Aa	19,805	355,500
Liberty Ventures Series Aa	21,722	948,165
Netflix Inc.[a,b]	113,013	15,902,059
Priceline Group Inc. (The)[a]	12,970	20,429,436
Shutterfly Inc.[a]	9,305	477,626
TripAdvisor Inc.[a,b]	30,427	1,609,588

		132,500,885
INTERNET SOFTWARE & SERVICES — 0.09%
Yelp Inc.[a]	16,376	684,189

		684,189

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2017

Security	Shares	Value
IT SERVICES — 0.07%
Acxiom Corp.[a]	20,940	$546,534

		546,534
MEDIA — 24.42%
AMC Networks Inc. Class Aa	15,807	906,531
Cable One Inc.	1,260	796,799
CBS Corp. Class A	2,197	144,497
CBS Corp. Class B NVS	103,275	6,660,205
Charter Communications Inc. Class Aa	56,912	18,436,642
Cinemark Holdings Inc.	28,273	1,201,602
Comcast Corp. Class A	626,202	47,228,155
Discovery Communications Inc. Class Aa	40,596	1,150,897
Discovery Communications Inc. Class C NVS[a]	58,717	1,627,048
DISH Network Corp. Class Aa	59,782	3,537,301
Gannett Co. Inc.	32,265	310,389
Interpublic Group of Companies Inc. (The)	104,900	2,468,297
John Wiley & Sons Inc. Class A	12,149	669,410
Liberty Broadband Corp. Class Aa	7,102	594,295
Liberty Broadband Corp. Class Ca,b	17,938	1,530,829
Liberty Global PLC Class Ba	811	32,278
Liberty Global PLC Series Aa	68,085	2,483,741
Liberty Global PLC Series C NVS[a]	168,353	5,914,241
Liberty Global PLC LiLAC Class Aa	14,030	322,971
Liberty Global PLC LiLAC Class Ca	32,689	729,618
Liberty Media Corp.-Liberty Formula One Class Aa	6,268	181,647
Liberty Media Corp.-Liberty Formula One Class Ca	11,985	344,449
Liberty Media Corp.-Liberty SiriusXM Class Aa	23,425	848,922
Liberty Media Corp.-Liberty SiriusXM Class Ca	46,792	1,679,365
Lions Gate Entertainment Corp. Class A	15,750	453,127
Lions Gate Entertainment Corp. Class Ba	29,739	796,708
Live Nation Entertainment Inc.[a]	35,359	1,011,975
Madison Square Garden Co. (The)[a]	3,928	690,032
Meredith Corp.	11,532	706,912
New York Times Co. (The) Class A	33,067	446,404
News Corp. Class A	101,935	1,252,781
News Corp. Class B	32,691	413,541
Omnicom Group Inc.	62,229	5,329,914
Regal Entertainment Group Class A	28,333	642,026
Scripps Networks Interactive Inc. Class A	25,301	1,926,924
Sinclair Broadcast Group Inc. Class A	16,671	562,646
Sirius XM Holdings Inc.[b]	460,463	2,173,385
TEGNA Inc.	57,215	1,310,796
Time Inc.	26,954	518,864
Time Warner Inc.	202,688	19,630,333
Tribune Media Co. Class A	19,775	570,311
Twenty-First Century Fox Inc. Class A	278,892	8,751,631
Twenty-First Century Fox Inc. Class B	128,696	3,990,863
Viacom Inc. Class A	2,936	132,854
Viacom Inc. Class B NVS	91,675	3,863,184
Walt Disney Co. (The)	351,711	38,916,822

		193,892,162
MULTILINE RETAIL — 3.33%
Big Lots Inc.[b]	12,045	602,250
Dillard’s Inc. Class A	7,070	399,031
Dollar General Corp.	66,990	4,945,202
Dollar Tree Inc.[a]	62,221	4,802,839

Security	Shares	Value
JC Penney Co. Inc.[a,b]	82,851	$550,959
Kohl’s Corp.	46,813	1,864,562
Macy’s Inc.	80,883	2,389,284
Nordstrom Inc.	30,846	1,364,010
Target Corp.	147,951	9,539,880

		26,458,017
PROFESSIONAL SERVICES — 1.04%
Dun & Bradstreet Corp. (The)	9,826	1,204,864
IHS Markit Ltd.[a]	87,057	3,434,399
Nielsen Holdings PLC	88,745	3,630,558

		8,269,821
ROAD & RAIL — 0.17%
Avis Budget Group Inc.[a]	23,579	877,610
Hertz Global Holdings Inc.[a]	22,805	478,221

		1,355,831
SPECIALTY RETAIL — 17.47%
Aaron’s Inc.	17,136	530,188
Abercrombie & Fitch Co. Class A	19,358	224,746
Advance Auto Parts Inc.	19,462	3,196,439
American Eagle Outfitters Inc.[b]	46,053	695,861
Asbury Automotive Group Inc.[a]	5,406	354,634
Ascena Retail Group Inc.[a]	46,785	225,036
AutoNation Inc.[a,b]	17,547	932,097
AutoZone Inc.[a]	7,606	5,514,198
Bed Bath & Beyond Inc.	40,440	1,631,754
Best Buy Co. Inc.	72,039	3,207,176
Burlington Stores Inc.[a]	18,757	1,569,961
Cabela’s Inc.[a]	13,750	768,487
CarMax Inc.[a]	50,324	3,357,114
Chico’s FAS Inc.	35,077	473,189
CST Brands Inc.	20,245	975,404
Dick’s Sporting Goods Inc.	23,435	1,209,246
DSW Inc. Class A	20,803	440,191
Five Below Inc.[a]	14,782	589,063
Foot Locker Inc.	35,734	2,449,208
GameStop Corp. Class A	27,350	669,802
Gap Inc. (The)	58,357	1,343,962
Genesco Inc.[a]	5,629	338,866
GNC Holdings Inc. Class A	19,291	171,111
Group 1 Automotive Inc.	5,440	439,498
Home Depot Inc. (The)	320,057	44,033,442
L Brands Inc.	63,326	3,812,858
Lithia Motors Inc. Class A	6,294	649,037
Lowe’s Companies Inc.	228,663	16,710,692
Murphy USA Inc.[a]	9,763	621,903
O’Reilly Automotive Inc.[a]	24,910	6,533,146
Office Depot Inc.	142,457	633,934
Ross Stores Inc.	104,477	6,906,974
Sally Beauty Holdings Inc.[a,b]	38,419	914,372
Signet Jewelers Ltd.	18,512	1,437,827
Staples Inc.	172,724	1,589,061
Tiffany & Co.	28,369	2,233,208
TJX Companies Inc. (The)	171,482	12,847,431
Tractor Supply Co.	34,731	2,558,633
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	15,456	4,208,360
Urban Outfitters Inc.[a]	23,741	630,086

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2017

Security	Shares	Value
Williams-Sonoma Inc.	21,697	$1,046,012

		138,674,207
TRADING COMPANIES & DISTRIBUTORS — 0.09%
Beacon Roofing Supply Inc.[a]	16,147	706,754

		706,754

TOTAL COMMON STOCKS
(Cost: $763,840,139)		793,280,893

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	16,734,891	16,739,912
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	461,568	461,568

		17,201,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,198,194)		17,201,480

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $781,038,333)[f]		810,482,373
Other Assets, Less Liabilities — (2.09)%		(16,621,585)

NET ASSETS — 100.00%		$793,860,788

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $789,337,447. Net unrealized appreciation was $21,144,926, of which $94,213,968 represented gross unrealized appreciation on securities and $73,069,042 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$793,280,893	$—	$—	$793,280,893
Money market funds	17,201,480	—	—	17,201,480

Total	$810,482,373	$—	$—	$810,482,373

95

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

ELECTRIC UTILITIES — 0.43%
OGE Energy Corp.	169,318	$5,678,926

		5,678,926
ENERGY EQUIPMENT & SERVICES — 17.73%
Baker Hughes Inc.	358,465	22,611,972
Core Laboratories NVa	37,399	4,369,325
Diamond Offshore Drilling Inc.[a,b]	55,624	911,121
Dril-Quip Inc.[a,b]	31,863	1,981,879
Ensco PLC Class A	257,881	2,816,060
Halliburton Co.	732,924	41,461,511
Helmerich & Payne Inc.	91,718	6,526,653
Nabors Industries Ltd.	241,121	3,918,216
National Oilwell Varco Inc.	320,219	12,107,480
Noble Corp. PLC[a]	206,225	1,392,019
Oceaneering International Inc.	83,428	2,323,470
Oil States International Inc.[a,b]	43,558	1,720,541
Patterson-UTI Energy Inc.	125,575	3,521,123
Rowan Companies PLC Class Ab	106,353	1,905,846
Schlumberger Ltd.	1,179,618	98,745,823
Superior Energy Services Inc.	129,092	2,281,056
TechnipFMC PLC[b]	398,534	13,398,713
Transocean Ltd.[b]	331,183	4,626,626
U.S. Silica Holdings Inc.	60,974	3,606,002
Weatherford International PLC[a,b]	834,552	4,348,016

		234,573,452
OIL, GAS & CONSUMABLE FUELS — 81.61%
Anadarko Petroleum Corp.	473,863	32,947,694
Antero Resources Corp.[b]	122,857	2,998,939
Apache Corp.	321,698	19,243,974
Cabot Oil & Gas Corp.	394,377	8,471,218
Carrizo Oil & Gas Inc.[b]	51,906	1,835,396
Cheniere Energy Inc.[b]	199,232	9,493,405
Chesapeake Energy Corp.[b]	634,143	4,090,222
Chevron Corp.	1,600,541	178,220,240
Cimarex Energy Co.	80,515	10,886,433
Concho Resources Inc.[a,b]	123,829	17,266,716
ConocoPhillips	1,050,507	51,222,721
Continental Resources Inc./OKa,b	73,284	3,558,671
Devon Energy Corp.	443,933	20,216,709
Diamondback Energy Inc.[a,b]	75,093	7,897,531
Energen Corp.[b]	82,583	4,450,398
EOG Resources Inc.	488,749	49,647,123
EQT Corp.	146,473	8,880,658
Exxon Mobil Corp.	3,515,766	294,937,610
Gulfport Energy Corp.[b]	130,954	2,736,939
Hess Corp.	226,088	12,249,448
HollyFrontier Corp.	149,563	4,332,840
Kinder Morgan Inc./DE	1,627,727	36,363,421
Marathon Oil Corp.	718,305	12,031,609
Marathon Petroleum Corp.	447,507	21,502,711
Murphy Oil Corp.	137,706	3,981,081
Newfield Exploration Co.[b]	167,236	6,702,819

Security	Shares	Value
Noble Energy Inc.	363,456	$14,451,011
Oasis Petroleum Inc.[a,b]	201,086	2,843,356
Occidental Petroleum Corp.	647,915	43,909,200
ONEOK Inc.	178,491	9,836,639
Parsley Energy Inc. Class Ab	157,245	5,538,169
PBF Energy Inc.	93,123	2,159,522
Phillips 66	375,361	30,636,965
Pioneer Natural Resources Co.[a]	143,898	25,934,737
QEP Resources Inc.[b]	203,111	3,542,256
Range Resources Corp.	159,301	5,151,794
Rice Energy Inc.[b]	123,859	2,456,124
SemGroup Corp. Class A	44,834	1,779,910
SM Energy Co.	82,467	2,516,068
Southwestern Energy Co.[a,b]	416,108	3,749,133
Spectra Energy Corp.	594,782	24,772,670
Targa Resources Corp.	153,314	8,833,953
Tesoro Corp.	99,094	8,011,750
Valero Energy Corp.	383,791	25,238,096
Western Refining Inc.	67,110	2,349,521
Whiting Petroleum Corp.[a,b]	241,904	2,682,715
Williams Companies Inc. (The)	691,706	19,948,801
World Fuel Services Corp.	59,741	2,657,280
WPX Energy Inc.[b]	330,205	4,599,756

		1,079,765,952
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.16%
First Solar Inc.[a,b]	66,303	2,067,991

		2,067,991

TOTAL COMMON STOCKS
(Cost: $1,561,334,909)		1,322,086,321

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	22,202,417	22,209,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	885,156	885,156

		23,094,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,090,654)		23,094,233

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $1,584,425,563)[f]	$1,345,180,554
Other Assets, Less Liabilities — (1.67)%	(22,132,546)

NET ASSETS — 100.00%	$1,323,048,008

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,657,651,019. Net unrealized depreciation was $312,470,465, of which $15,498,118 represented gross unrealized appreciation on securities and $327,968,583 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,322,086,321	$—	$—	$1,322,086,321
Money market funds	23,094,233	—	—	23,094,233

Total	$1,345,180,554	$—	$—	$1,345,180,554

97

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

BANKS — 57.10%
Associated Banc-Corp.	64,696	$1,636,809
BancorpSouth Inc.	37,641	1,117,938
Bank of America Corp.	4,424,053	100,160,560
Bank of Hawaii Corp.	18,652	1,602,393
Bank of the Ozarks Inc.	39,961	2,192,660
BankUnited Inc.	45,501	1,738,138
BB&T Corp.	355,248	16,408,905
BOK Financial Corp.	9,215	757,842
Cathay General Bancorp.	32,772	1,194,212
CIT Group Inc.	88,551	3,647,416
Citigroup Inc.	1,247,630	69,655,183
Citizens Financial Group Inc.	224,103	8,105,805
Comerica Inc.	75,427	5,093,585
Commerce Bancshares Inc./MO	38,309	2,165,608
Cullen/Frost Bankers Inc.	24,616	2,200,670
East West Bancorp. Inc.	63,215	3,251,780
Fifth Third Bancorp.	330,813	8,634,219
First Financial Bankshares Inc.	29,162	1,243,759
First Horizon National Corp.	102,473	2,049,460
First Republic Bank/CA	67,284	6,346,900
FNB Corp./PA	91,172	1,362,110
Fulton Financial Corp.	76,318	1,388,988
Glacier Bancorp. Inc.	33,739	1,198,747
Hancock Holding Co.	35,777	1,640,375
Huntington Bancshares Inc./OH	474,926	6,425,749
IBERIABANK Corp.	19,350	1,589,602
International Bancshares Corp.	25,360	940,856
Investors Bancorp. Inc.	136,085	1,952,820
JPMorgan Chase & Co.	1,566,588	132,580,342
KeyCorp	473,141	8,502,344
M&T Bank Corp.	67,883	11,035,739
MB Financial Inc.	31,037	1,382,078
PacWest Bancorp.	52,761	2,922,959
People’s United Financial Inc.	136,644	2,562,075
PNC Financial Services Group Inc. (The)[a]	212,992	25,657,016
Popular Inc.	45,666	2,028,940
PrivateBancorp. Inc.	35,078	1,917,363
Prosperity Bancshares Inc.	30,521	2,216,740
Regions Financial Corp.	538,928	7,765,952
Signature Bank/New York NYb	23,533	3,706,918
SunTrust Banks Inc.	214,873	12,209,084
SVB Financial Group[b]	22,822	3,930,633
Synovus Financial Corp.	53,711	2,238,674
TCF Financial Corp.	75,293	1,306,334
Texas Capital Bancshares Inc.[b]	21,412	1,766,490
Trustmark Corp.	29,885	1,004,734
U.S. Bancorp.	699,481	36,827,675
UMB Financial Corp.	19,236	1,483,865
Umpqua Holdings Corp.	96,923	1,774,660
United Bankshares Inc./WV	35,537	1,592,058
Valley National Bancorp.	112,272	1,359,614
Webster Financial Corp.	40,292	2,116,136
Wells Fargo & Co.	1,978,917	111,472,395
Western Alliance Bancorp.[b,c]	41,612	2,054,801
Wintrust Financial Corp.	22,619	1,619,520

Security	Shares	Value
Zions BanCorp.	89,274	$3,766,470

		644,504,698
CAPITAL MARKETS — 24.33%
Affiliated Managers Group Inc.[b]	24,031	3,661,363
Ameriprise Financial Inc.	69,195	7,768,523
Bank of New York Mellon Corp. (The)	462,910	20,705,964
BlackRock Inc.[a]	53,214	19,900,972
CBOE Holdings Inc.	35,668	2,839,886
Charles Schwab Corp. (The)	528,152	21,780,988
CME Group Inc.	148,569	17,988,735
Donnelley Financial Solutions Inc.[b]	11,798	284,096
E*TRADE Financial Corp.[b]	119,916	4,490,854
Eaton Vance Corp. NVS	49,906	2,092,559
FactSet Research Systems Inc.	17,516	3,031,144
Federated Investors Inc. Class B	27,048	703,518
Financial Engines Inc.	23,508	906,233
Franklin Resources Inc.	151,907	6,036,784
Goldman Sachs Group Inc. (The)	161,905	37,128,055
Intercontinental Exchange Inc.	260,791	15,219,763
Invesco Ltd.	178,867	5,172,834
Janus Capital Group Inc.	62,230	777,875
Lazard Ltd. Class A	56,975	2,420,298
Legg Mason Inc.	39,567	1,253,878
LPL Financial Holdings Inc.	34,997	1,375,382
MarketAxess Holdings Inc.	16,491	3,087,940
Moody’s Corp.	72,826	7,549,871
Morgan Stanley	631,348	26,825,977
MSCI Inc.	41,264	3,414,596
Nasdaq Inc.	49,973	3,525,095
Northern Trust Corp.	93,186	7,730,711
Raymond James Financial Inc.	55,360	4,148,125
S&P Global Inc.	113,437	13,632,859
SEI Investments Co.	58,942	2,859,276
State Street Corp.	158,743	12,096,217
Stifel Financial Corp.[b]	29,171	1,468,176
T Rowe Price Group Inc.	106,576	7,187,485
TD Ameritrade Holding Corp.	105,970	4,890,516
Waddell & Reed Financial Inc. Class A	35,645	643,392

		274,599,940
CONSUMER FINANCE — 6.97%
Ally Financial Inc.	206,650	4,364,448
American Express Co.	336,591	25,708,821
Capital One Financial Corp.	211,156	18,452,923
Discover Financial Services	172,669	11,962,508
LendingClub Corp.[b,c]	141,893	875,480
Navient Corp.	132,582	1,994,033
PRA Group Inc.[b]	20,566	818,527
SLM Corp.[b]	188,454	2,238,833
Synchrony Financial	343,324	12,297,866

		78,713,439
INSURANCE — 0.37%
FNF Group	119,154	4,213,285

		4,213,285

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2017

Security	Shares	Value
IT SERVICES — 10.28%
MasterCard Inc. Class A	416,726	$44,310,475
Visa Inc. Class A	817,639	67,626,922
Western Union Co. (The)	212,346	4,157,735

		116,095,132
THRIFTS & MORTGAGE FINANCE — 0.77%
Capitol Federal Financial Inc.	55,983	864,937
MGIC Investment Corp.[b]	149,990	1,597,394
New York Community Bancorp. Inc.	213,525	3,243,445
Radian Group Inc.	94,470	1,738,248
Washington Federal Inc.	38,918	1,278,456

		8,722,480

TOTAL COMMON STOCKS
(Cost: $1,018,804,152)		1,126,848,974

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	905,798	906,070
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,739,336	1,739,336

		2,645,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,645,367)		2,645,406

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $1,021,449,519)[g]		1,129,494,380
Other Assets, Less Liabilities — (0.06)%		(658,499)

NET ASSETS — 100.00%		$1,128,835,881

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,028,803,052. Net unrealized appreciation was $100,691,328, of which $116,153,462 represented gross unrealized appreciation on securities and $15,462,134 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	33,852	38,579	(19,217)	53,214	$19,900,972	$295,339	$742,842
PNC Financial Services Group Inc. (The)	134,392	153,024	(74,424)	212,992	25,657,016	290,470	1,075,113

					$45,557,988	$585,809	$1,817,955

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,126,848,974	$—	$—	$1,126,848,974
Money market funds	2,645,406	—	—	2,645,406

Total	$1,129,494,380	$—	$—	$1,129,494,380

99

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

BANKS — 32.56%
Associated Banc-Corp.	60,859	$1,539,733
BancorpSouth Inc.	35,382	1,050,845
Bank of America Corp.	4,158,343	94,144,886
Bank of Hawaii Corp.	17,544	1,507,205
Bank of the Ozarks Inc.	37,629	2,064,703
BankUnited Inc.	42,794	1,634,731
BB&T Corp.	333,911	15,423,349
BOK Financial Corp.	8,776	721,738
Cathay General Bancorp.	30,467	1,110,217
CIT Group Inc.	83,485	3,438,747
Citigroup Inc.	1,172,697	65,471,673
Citizens Financial Group Inc.	210,884	7,627,674
Comerica Inc.	71,067	4,799,155
Commerce Bancshares Inc./MO	36,154	2,043,786
Cullen/Frost Bankers Inc.	23,151	2,069,699
East West Bancorp. Inc.	59,607	3,066,184
Fifth Third Bancorp.	311,236	8,123,260
First Financial Bankshares Inc.	27,522	1,173,813
First Horizon National Corp.	96,662	1,933,240
First Republic Bank/CA	63,366	5,977,315
FNB Corp./PA	86,238	1,288,396
Fulton Financial Corp.	71,992	1,310,254
Glacier Bancorp. Inc.	31,688	1,125,875
Hancock Holding Co.	30,042	1,377,426
Huntington Bancshares Inc./OH	447,217	6,050,846
IBERIABANK Corp.	18,369	1,509,013
International Bancshares Corp.	24,119	894,815
Investors Bancorp. Inc.	127,865	1,834,863
JPMorgan Chase & Co.	1,472,495	124,617,252
KeyCorp	445,166	7,999,633
M&T Bank Corp.	63,846	10,379,444
MB Financial Inc.	29,534	1,315,149
PacWest Bancorp.	49,424	2,738,090
People’s United Financial Inc.	129,006	2,418,862
PNC Financial Services Group Inc. (The)[a]	200,197	24,115,731
Popular Inc.	42,994	1,910,223
PrivateBancorp. Inc.	32,954	1,801,266
Prosperity Bancshares Inc.	28,552	2,073,732
Regions Financial Corp.	507,190	7,308,608
Signature Bank/New York NYb	22,183	3,494,266
SunTrust Banks Inc.	202,051	11,480,538
SVB Financial Group[b,c]	21,517	3,705,873
Synovus Financial Corp.	50,266	2,095,087
TCF Financial Corp.	71,122	1,233,967
Texas Capital Bancshares Inc.[b]	20,341	1,678,132
Trustmark Corp.	28,322	952,186
U.S. Bancorp.	657,468	34,615,690
UMB Financial Corp.	18,034	1,391,143
Umpqua Holdings Corp.	91,407	1,673,662
United Bankshares Inc./WV	33,243	1,489,286
Valley National Bancorp.	105,254	1,274,626
Webster Financial Corp.	37,985	1,994,972
Wells Fargo & Co.	1,860,061	104,777,236
Western Alliance Bancorp.[b,c]	38,855	1,918,660
Wintrust Financial Corp.	21,529	1,541,476

Security	Shares	Value
Zions BanCorp.	84,152	$3,550,373

		605,858,604
CAPITAL MARKETS — 13.88%
Affiliated Managers Group Inc.[b]	22,654	3,451,563
Ameriprise Financial Inc.	65,115	7,310,461
Bank of New York Mellon Corp. (The)	435,106	19,462,291
BlackRock Inc.[a]	50,019	18,706,106
CBOE Holdings Inc.	33,658	2,679,850
Charles Schwab Corp. (The)	496,431	20,472,814
CME Group Inc.	139,649	16,908,701
Donnelley Financial Solutions Inc.[b]	11,201	269,720
E*TRADE Financial Corp.[b]	113,013	4,232,337
Eaton Vance Corp. NVS	46,620	1,954,777
FactSet Research Systems Inc.	16,501	2,855,498
Federated Investors Inc. Class B	27,661	719,463
Financial Engines Inc.	22,187	855,309
Franklin Resources Inc.	143,064	5,685,363
Goldman Sachs Group Inc. (The)	152,183	34,898,606
Intercontinental Exchange Inc.	245,146	14,306,721
Invesco Ltd.	168,511	4,873,338
Janus Capital Group Inc.	58,864	735,800
Lazard Ltd. Class A	53,774	2,284,319
Legg Mason Inc.	37,156	1,177,474
LPL Financial Holdings Inc.	32,844	1,290,769
MarketAxess Holdings Inc.	15,574	2,916,231
Moody’s Corp.	68,559	7,107,511
Morgan Stanley	593,430	25,214,841
MSCI Inc.	38,915	3,220,216
Nasdaq Inc.	47,122	3,323,986
Northern Trust Corp.	87,686	7,274,431
Raymond James Financial Inc.	52,177	3,909,623
S&P Global Inc.	106,654	12,817,678
SEI Investments Co.	55,619	2,698,078
State Street Corp.	149,246	11,372,545
Stifel Financial Corp.[b,c]	27,235	1,370,737
T Rowe Price Group Inc.	100,300	6,764,232
TD Ameritrade Holding Corp.	99,846	4,607,893
Waddell & Reed Financial Inc. Class A	32,725	590,686

		258,319,968
CONSUMER FINANCE — 3.98%
Ally Financial Inc.	194,751	4,113,141
American Express Co.	316,377	24,164,875
Capital One Financial Corp.	198,474	17,344,643
Discover Financial Services	162,350	11,247,608
LendingClub Corp.[b]	134,554	830,198
Navient Corp.	125,638	1,889,596
PRA Group Inc.[b,c]	19,458	774,428
SLM Corp.[b]	177,455	2,108,165
Synchrony Financial	322,792	11,562,410

		74,035,064
DIVERSIFIED FINANCIAL SERVICES — 7.07%
Berkshire Hathaway Inc. Class Bb	781,406	128,259,981
Voya Financial Inc.	80,444	3,235,458

		131,495,439

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.38%
Acadia Realty Trust	33,461	$1,065,398
Alexandria Real Estate Equities Inc.	32,803	3,635,228
American Campus Communities Inc.	54,295	2,639,823
American Homes 4 Rent Class A	88,939	1,981,561
American Tower Corp.	175,177	18,130,819
Apartment Investment & Management Co. Class A	64,485	2,841,854
Apple Hospitality REIT Inc.[c]	65,107	1,303,442
AvalonBay Communities Inc.	56,550	9,800,680
Boston Properties Inc.	63,345	8,291,861
Brandywine Realty Trust[c]	72,546	1,167,991
Brixmor Property Group Inc.	107,565	2,595,543
Camden Property Trust	35,962	3,005,344
Care Capital Properties Inc.[c]	34,998	864,801
CBL & Associates Properties Inc.[c]	70,723	767,345
Colony NorthStar Inc. Class A	231,741	3,225,835
Columbia Property Trust Inc.	51,151	1,138,110
Communications Sales & Leasing Inc.[b]	58,180	1,528,970
CoreCivic Inc.	48,303	1,402,719
CoreSite Realty Corp.[c]	13,927	1,199,533
Corporate Office Properties Trust	39,419	1,254,313
Cousins Properties Inc.	142,888	1,214,548
Crown Castle International Corp.	148,425	13,036,168
CubeSmart	74,718	1,877,663
CyrusOne Inc.	30,546	1,471,095
DCT Industrial Trust Inc.	37,745	1,686,824
DDR Corp.	127,657	1,937,833
DiamondRock Hospitality Co.	83,016	935,590
Digital Realty Trust Inc.[c]	65,501	7,049,873
Douglas Emmett Inc.	59,668	2,257,837
Duke Realty Corp.	146,464	3,563,469
DuPont Fabros Technology Inc.[c]	31,327	1,487,406
EastGroup Properties Inc.	12,332	872,736
Education Realty Trust Inc.	30,015	1,206,903
EPR Properties	26,157	1,934,833
Equinix Inc.	29,386	11,313,022
Equity Commonwealth[b]	52,115	1,607,227
Equity Lifestyle Properties Inc.	33,221	2,456,361
Equity One Inc.	38,624	1,204,683
Equity Residential	150,580	9,150,747
Essex Property Trust Inc.	27,011	6,058,567
Extra Space Storage Inc.	51,950	3,742,998
Federal Realty Investment Trust	29,636	4,161,783
First Industrial Realty Trust Inc.	48,056	1,242,248
Forest City Realty Trust Inc. Class A	89,854	2,034,295
Four Corners Property Trust Inc.	24,515	534,672
Gaming and Leisure Properties Inc.	80,669	2,551,560
GEO Group Inc. (The)	31,348	1,301,569
GGP Inc.	240,725	5,979,609
Gramercy Property Trust	58,159	1,531,908
HCP Inc.	192,781	5,845,120
Healthcare Realty Trust Inc.	47,614	1,438,419
Healthcare Trust of America Inc. Class A	58,792	1,709,083
Highwoods Properties Inc.	41,409	2,128,837
Hospitality Properties Trust	63,263	1,969,377
Host Hotels & Resorts Inc.	305,104	5,513,229
Hudson Pacific Properties Inc.	50,598	1,791,675
Iron Mountain Inc.[c]	101,252	3,624,822
Kilroy Realty Corp.	37,899	2,836,740
Kimco Realty Corp.	175,427	4,366,378

Security	Shares	Value
Kite Realty Group Trust	34,747	$834,623
Lamar Advertising Co. Class Ac	33,990	2,566,925
LaSalle Hotel Properties	46,988	1,417,628
Lexington Realty Trust	88,302	946,597
Liberty Property Trust	60,475	2,321,635
Life Storage Inc.	19,241	1,567,179
Macerich Co. (The)	49,887	3,426,738
Mack-Cali Realty Corp.	37,186	1,041,952
Medical Properties Trust Inc.[c]	133,086	1,696,847
Mid-America Apartment Communities Inc.	46,850	4,448,408
National Health Investors Inc.	16,548	1,224,387
National Retail Properties Inc.[c]	60,471	2,636,536
Omega Healthcare Investors Inc.[c]	80,204	2,572,142
Outfront Media Inc.	57,328	1,572,507
Paramount Group Inc.[c]	72,861	1,216,050
Park Hotels & Resorts Inc.	47,554	1,290,616
Parkway Inc.[b]	17,947	382,092
Pebblebrook Hotel Trust[c]	29,845	892,664
Physicians Realty Trust	56,500	1,048,075
Piedmont Office Realty Trust Inc. Class Ac	60,342	1,310,628
Potlatch Corp.	17,107	704,808
Prologis Inc.	217,602	10,629,858
Public Storage[c]	61,384	13,197,560
Quality Care Properties Inc.[b]	39,072	721,269
Rayonier Inc.	50,955	1,421,135
Realty Income Corp.	106,595	6,356,260
Regency Centers Corp.	42,950	2,994,904
Retail Properties of America Inc. Class A	98,497	1,474,500
RLJ Lodging Trust[c]	51,864	1,203,763
Ryman Hospitality Properties Inc.	21,127	1,292,550
Senior Housing Properties Trust	93,869	1,788,204
Simon Property Group Inc.	129,307	23,762,747
SL Green Realty Corp.	41,820	4,557,125
Spirit Realty Capital Inc.	200,438	2,108,608
STORE Capital Corp.	64,680	1,530,329
Sun Communities Inc.	27,507	2,166,451
Sunstone Hotel Investors Inc.	88,982	1,309,815
Tanger Factory Outlet Centers Inc.	39,746	1,358,916
Taubman Centers Inc.	25,053	1,774,755
UDR Inc.	110,355	3,856,907
Urban Edge Properties[c]	37,605	1,051,812
Ventas Inc.	145,845	8,994,261
VEREIT Inc.	402,493	3,433,265
Vornado Realty Trust	70,862	7,533,339
Washington Prime Group Inc.	76,725	740,396
Washington REIT	30,998	974,887
Weingarten Realty Investors	48,427	1,725,454
Welltower Inc.	149,274	9,896,866
Weyerhaeuser Co.	308,042	9,650,956
WP Carey Inc.	43,685	2,705,849
Xenia Hotels & Resorts Inc.	44,176	810,630

		360,611,285
INSURANCE — 15.19%
Aflac Inc.	167,994	11,757,900
Alleghany Corp.[b]	5,576	3,410,114
Allied World Assurance Co. Holdings AG	36,090	1,917,462
Allstate Corp. (The)	151,598	11,401,686
American Financial Group Inc./OH	29,978	2,583,204
American International Group Inc.	401,543	25,803,153
AmTrust Financial Services Inc.	44,133	1,164,670

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2017

Security	Shares	Value
Aon PLC	108,292	$12,204,508
Arch Capital Group Ltd.[b,c]	50,641	4,474,132
Arthur J Gallagher & Co.	73,480	3,955,428
Aspen Insurance Holdings Ltd.	24,781	1,397,648
Assurant Inc.	23,632	2,295,376
Assured Guaranty Ltd.	53,584	2,084,953
Axis Capital Holdings Ltd.	36,641	2,345,390
Brown & Brown Inc.	47,539	2,002,818
Chubb Ltd.	191,495	25,179,678
Cincinnati Financial Corp.	61,871	4,366,855
CNO Financial Group Inc.	65,893	1,246,037
Endurance Specialty Holdings Ltd.	26,389	2,445,996
Erie Indemnity Co. Class A	7,762	870,198
Everest Re Group Ltd.	15,738	3,461,258
First American Financial Corp.	45,387	1,705,643
FNF Group	112,314	3,971,423
Genworth Financial Inc. Class Ab	183,893	617,881
Hanover Insurance Group Inc. (The)	17,645	1,481,121
Hartford Financial Services Group Inc. (The)	155,620	7,580,250
Kemper Corp.	20,128	869,530
Lincoln National Corp.	94,207	6,359,915
Loews Corp.	113,956	5,308,071
Markel Corp.[b]	5,775	5,341,875
Marsh & McLennan Companies Inc.	212,179	14,432,416
Mercury General Corp.	13,671	864,691
MetLife Inc.	452,305	24,609,915
Old Republic International Corp.	101,052	2,101,882
Primerica Inc.	18,099	1,365,570
Principal Financial Group Inc.	110,270	6,295,314
ProAssurance Corp.	21,488	1,168,947
Progressive Corp. (The)	239,002	8,948,235
Prudential Financial Inc.	176,951	18,599,320
Reinsurance Group of America Inc.	25,870	3,245,909
RenaissanceRe Holdings Ltd.	13,279	1,810,193
RLI Corp.	15,916	945,729
Torchmark Corp.	45,602	3,353,571
Travelers Companies Inc. (The)	116,902	13,768,718
Unum Group	95,808	4,352,557
Validus Holdings Ltd.	32,802	1,869,714
White Mountains Insurance Group Ltd.	1,894	1,723,085
Willis Towers Watson PLC	52,977	6,629,012
WR Berkley Corp.	40,129	2,697,070
XL Group Ltd.	111,082	4,173,351

		282,559,372
IT SERVICES — 5.86%
MasterCard Inc. Class A	391,696	41,649,036
Visa Inc. Class A	768,534	63,565,447
Western Union Co. (The)	200,105	3,918,056

		109,132,539
MORTGAGE REAL ESTATE INVESTMENT — 0.91%
AGNC Investment Corp.	136,894	2,555,811
Annaly Capital Management Inc.	418,731	4,279,431
Blackstone Mortgage Trust Inc. Class A	39,096	1,192,037
Chimera Investment Corp.[c]	73,297	1,292,226
CYS Investments Inc.	64,823	490,710
Invesco Mortgage Capital Inc.	45,864	668,239
MFA Financial Inc.	154,486	1,218,895
New Residential Investment Corp.	104,040	1,576,206

Security	Shares	Value
Starwood Property Trust Inc.	106,236	$2,364,813
Two Harbors Investment Corp.	142,856	1,252,847

		16,891,215
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Alexander & Baldwin Inc.	19,289	858,746
CBRE Group Inc. Class Ab	123,973	3,763,820
Howard Hughes Corp. (The)[b]	14,874	1,585,717
Jones Lang LaSalle Inc.	18,581	1,914,401
Realogy Holdings Corp.	58,624	1,518,948
St. Joe Co. (The)[b,c]	30,338	511,195

		10,152,827
THRIFTS & MORTGAGE FINANCE — 0.44%
Capitol Federal Financial Inc.	52,891	817,166
MGIC Investment Corp.[b]	141,309	1,504,941
New York Community Bancorp. Inc.	201,345	3,058,430
Radian Group Inc.	88,115	1,621,316
Washington Federal Inc.	36,988	1,215,056

		8,216,909

TOTAL COMMON STOCKS
(Cost: $1,777,425,109)		1,857,273,222

SHORT-TERM INVESTMENTS — 1.39%

MONEY MARKET FUNDS — 1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	23,744,906	23,752,030
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,175,796	2,175,796

		25,927,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,922,352)		25,927,826

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $1,803,347,461)[g]		1,883,201,048
Other Assets, Less Liabilities — (1.21)%		(22,588,459)

NET ASSETS — 100.00%		$1,860,612,589

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,807,852,373. Net unrealized appreciation was $75,348,675, of which $136,817,355 represented gross unrealized appreciation on securities and $61,468,680 represented gross unrealized depreciation on securities.

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	38,272	40,154	(28,407)	50,019	$18,706,106	$304,634	$151,187
PNC Financial Services Group Inc. (The)	151,948	159,275	(111,026)	200,197	24,115,731	296,805	458,830

					$42,821,837	$601,439	$610,017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,857,273,222	$—	$—	$1,857,273,222
Money market funds	25,927,826	—	—	25,927,826

Total	$1,883,201,048	$—	$—	$1,883,201,048

103

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

BIOTECHNOLOGY — 22.78%
AbbVie Inc.	974,123	$59,528,657
ACADIA Pharmaceuticals Inc.[a,b]	56,497	1,954,231
Agios Pharmaceuticals Inc.[a,b]	19,590	842,958
Alexion Pharmaceuticals Inc.[a,b]	134,462	17,571,494
Alkermes PLC[a]	91,118	4,930,395
Alnylam Pharmaceuticals Inc.[a,b]	42,586	1,703,014
Amgen Inc.	445,929	69,868,156
AquaBounty Technologies Inc.[a,b]	563	7,769
Biogen Inc.[a]	130,402	36,152,650
BioMarin Pharmaceutical Inc.[a]	103,127	9,037,019
Bluebird Bio Inc.[a]	24,412	1,818,694
Celgene Corp.[a]	464,671	53,971,537
Dyax Corp.[a]	95,647	219,032
Gilead Sciences Inc.	789,710	57,214,489
Incyte Corp.[a]	105,048	12,732,868
Intercept Pharmaceuticals Inc.[a,b]	10,538	1,156,545
Intrexon Corp.[a,b]	37,676	797,224
Ionis Pharmaceuticals Inc.[a]	72,685	3,234,482
Juno Therapeutics Inc.[a,b]	45,402	968,879
Kite Pharma Inc.[a,b]	26,611	1,356,363
Ligand Pharmaceuticals Inc.[a]	11,470	1,215,935
Myriad Genetics Inc.[a,b]	40,686	658,299
Neurocrine Biosciences Inc.[a,b]	52,037	2,232,908
Novavax Inc.[a,b]	161,394	211,426
OPKO Health Inc.[a,b]	216,746	1,883,523
Portola Pharmaceuticals Inc.[a,b]	33,951	925,165
Radius Health Inc.[a,b]	22,057	959,921
Regeneron Pharmaceuticals Inc.[a,b]	45,327	16,285,538
Seattle Genetics Inc.[a,b]	57,722	3,477,173
TESARO Inc.[a,b]	20,429	3,326,658
Ultragenyx Pharmaceutical Inc.[a,b]	22,461	1,684,800
United Therapeutics Corp.[a,b]	25,437	4,162,256
Vertex Pharmaceuticals Inc.[a]	148,726	12,771,102

		384,861,160
COMMERCIAL SERVICES & SUPPLIES — 0.10%
Healthcare Services Group Inc.[b]	43,576	1,732,146

		1,732,146
HEALTH CARE EQUIPMENT & SUPPLIES — 19.97%
Abbott Laboratories	1,031,679	43,093,232
ABIOMED Inc.[a]	24,140	2,567,772
Alere Inc.[a]	55,112	2,039,144
Align Technology Inc.[a]	44,917	4,118,440
Baxter International Inc.	299,758	14,361,406
Becton Dickinson and Co.	127,306	22,570,081
Boston Scientific Corp.[a]	816,470	19,644,268
Cooper Companies Inc. (The)[b]	29,220	5,394,304
CR Bard Inc.	44,085	10,462,693
Danaher Corp.	364,764	30,610,995
DENTSPLY SIRONA Inc.	138,433	7,849,151
DexCom Inc.[a,b]	50,686	4,011,797
Edwards Lifesciences Corp.[a]	128,199	12,337,872

Security	Shares	Value
Haemonetics Corp.[a]	30,948	$1,233,587
Halyard Health Inc.[a]	27,871	1,072,197
Hill-Rom Holdings Inc.	35,783	2,106,545
Hologic Inc.[a]	166,820	6,761,215
IDEXX Laboratories Inc.[a,b]	53,751	6,575,360
Intuitive Surgical Inc.[a,b]	23,238	16,096,730
Medtronic PLC	823,039	62,567,425
NuVasive Inc.[a]	30,111	2,130,955
ResMed Inc.	84,526	5,708,886
STERIS PLC	51,085	3,618,350
Stryker Corp.	186,354	23,020,310
Teleflex Inc.	26,416	4,430,756
Varex Imaging Corp.[a]	22,500	646,886
Varian Medical Systems Inc.[a,b]	56,251	4,367,890
West Pharmaceutical Services Inc.	43,952	3,719,658
Zimmer Biomet Holdings Inc.	120,103	14,211,788

		337,329,693
HEALTH CARE PROVIDERS & SERVICES — 17.30%
Acadia Healthcare Co. Inc.[a,b]	45,813	1,757,845
Aetna Inc.	210,264	24,939,413
Anthem Inc.	157,953	24,346,875
Brookdale Senior Living Inc.[a]	111,865	1,674,619
Centene Corp.[a]	102,472	6,483,403
Cigna Corp.	153,940	22,509,107
Community Health Systems Inc.[a,b]	68,115	435,936
DaVita Inc.[a]	94,693	6,036,679
Envision Healthcare Corp.[a,b]	70,352	4,783,936
Express Scripts Holding Co.[a]	369,492	25,450,609
HCA Holdings Inc.[a]	175,241	14,068,348
HealthSouth Corp.	53,642	2,082,382
Henry Schein Inc.[a]	48,256	7,714,204
Humana Inc.	89,409	17,747,687
Laboratory Corp. of America Holdings[a]	61,757	8,288,407
LifePoint Health Inc.[a,b]	24,092	1,429,860
Magellan Health Inc.[a]	13,967	1,046,827
MEDNAX Inc.[a,b]	55,535	3,795,817
Molina Healthcare Inc.[a,b]	25,370	1,438,986
Owens & Minor Inc.	36,695	1,316,617
Patterson Companies Inc.	50,006	2,080,750
Quest Diagnostics Inc.	83,129	7,641,218
Team Health Holdings Inc.[a]	44,542	1,935,795
Tenet Healthcare Corp.[a,b]	47,451	834,663
UnitedHealth Group Inc.	570,548	92,485,831
Universal Health Services Inc. Class B	53,759	6,054,876
WellCare Health Plans Inc.[a]	26,604	3,871,946

		292,252,636
LIFE SCIENCES TOOLS & SERVICES — 4.38%
Bio-Rad Laboratories Inc. Class Aa	12,426	2,361,934
Bio-Techne Corp.	22,325	2,271,569
Bruker Corp.	63,524	1,507,424
Charles River Laboratories International Inc.[a]	28,322	2,288,418
Illumina Inc.[a]	88,072	14,100,327
PAREXEL International Corp.[a,b]	31,872	2,259,406
Quintiles IMS Holdings Inc.[a,b]	81,179	6,371,740
Thermo Fisher Scientific Inc.	236,736	36,076,199
Waters Corp.[a]	48,313	6,843,536

		74,080,553

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 35.35%
Akorn Inc.[a]	52,741	$1,007,353
Allergan PLC[a]	224,815	49,209,755
Bristol-Myers Squibb Co.	1,001,772	49,247,112
Catalent Inc.[a,b]	74,745	2,000,176
Eli Lilly & Co.	582,268	44,852,104
Endo International PLC[a]	119,151	1,458,408
Horizon Pharma PLC[a,b]	96,869	1,585,746
Impax Laboratories Inc.[a,b]	43,945	577,877
Jazz Pharmaceuticals PLC[a]	35,909	4,378,025
Johnson & Johnson	1,630,758	184,683,344
Mallinckrodt PLC[a]	63,482	3,093,478
Medicines Co. (The)[a,b]	41,464	1,494,777
Merck & Co. Inc.	1,652,698	102,450,749
Mylan NVa,b	275,925	10,498,946
Pacira Pharmaceuticals Inc./DEa,b	22,338	858,896
Perrigo Co. PLC	85,976	6,547,072
Pfizer Inc.	3,637,529	115,418,795
Prestige Brands Holdings Inc.[a]	31,787	1,677,082
Zoetis Inc.	296,102	16,267,844

		597,307,539

TOTAL COMMON STOCKS
(Cost: $1,804,540,771)		1,687,563,727

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	39,485,794	39,497,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,339,223	1,339,223

		40,836,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,826,703)		40,836,863

TOTAL INVESTMENTS IN SECURITIES — 102.30%
(Cost: $1,845,367,474)[f]		1,728,400,590
Other Assets, Less Liabilities — (2.30)%		(38,890,718)

NET ASSETS — 100.00%		$1,689,509,872

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,856,270,054. Net unrealized depreciation was $127,869,464, of which $78,794,238 represented gross unrealized appreciation on securities and $206,663,702 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,687,344,695	$—	$219,032	$1,687,563,727
Money market funds	40,836,863	—	—	40,836,863

Total	$1,728,181,558	$—	$219,032	$1,728,400,590

105

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 17.37%
Arconic Inc.	180,266	$4,108,262
B/E Aerospace Inc.	41,790	2,568,831
Boeing Co. (The)	235,806	38,535,417
BWX Technologies Inc.	40,815	1,693,414
Curtiss-Wright Corp.	18,111	1,775,965
DigitalGlobe Inc.[a,b]	25,431	713,340
Esterline Technologies Corp.[a]	12,191	1,044,159
General Dynamics Corp.	117,603	21,295,551
HEICO Corp.	8,810	677,930
HEICO Corp. Class A	14,813	982,102
Hexcel Corp.	37,798	1,940,927
Huntington Ingalls Industries Inc.	19,052	3,695,326
KLX Inc.[a]	21,613	1,058,821
L3 Technologies Inc.	31,303	4,967,473
Lockheed Martin Corp.	103,519	26,017,430
Moog Inc. Class Aa	13,297	875,873
Northrop Grumman Corp.	72,412	16,588,141
Orbital ATK Inc.	24,093	2,094,886
Raytheon Co.	120,643	17,391,895
Rockwell Collins Inc.	53,524	4,857,838
Spirit AeroSystems Holdings Inc. Class A	52,865	3,174,543
Teledyne Technologies Inc.[a]	14,383	1,767,239
Textron Inc.	111,006	5,258,354
TransDigm Group Inc.	20,592	4,456,109
Triumph Group Inc.	20,506	548,536
United Technologies Corp.	314,612	34,503,498

		202,591,860
AIR FREIGHT & LOGISTICS — 5.17%
CH Robinson Worldwide Inc.	58,174	4,424,715
Expeditors International of Washington Inc.	74,113	3,859,805
FedEx Corp.	100,457	18,997,423
Hub Group Inc. Class Aa	13,657	605,688
United Parcel Service Inc. Class B	283,225	30,908,344
XPO Logistics Inc.[a]	33,286	1,489,216

		60,285,191
BUILDING PRODUCTS — 3.21%
Allegion PLC	39,458	2,591,207
AO Smith Corp.	60,757	2,961,904
Armstrong World Industries Inc.[a,b]	20,438	816,498
Fortune Brands Home & Security Inc.	63,437	3,497,282
Johnson Controls International PLC	384,830	16,924,823
Lennox International Inc.	15,951	2,501,276
Masco Corp.	134,884	4,444,428
Owens Corning	46,602	2,574,761
USG Corp.[a]	37,066	1,133,849

		37,446,028
CHEMICALS — 1.15%
Sherwin-Williams Co. (The)	33,213	10,090,441

Security	Shares	Value
Valspar Corp. (The)	30,019	$3,322,203

		13,412,644
COMMERCIAL SERVICES & SUPPLIES — 2.58%
Cintas Corp.	35,353	4,104,837
Clean Harbors Inc.[a]	21,472	1,191,696
Covanta Holding Corp.	53,803	866,228
Deluxe Corp.	19,971	1,454,887
LSC Communications Inc.	10,799	283,150
MSA Safety Inc.	12,786	912,281
Republic Services Inc.	94,978	5,449,838
RR Donnelley & Sons Co.	28,550	489,633
Stericycle Inc.[a,b]	34,990	2,699,129
Tetra Tech Inc.	23,485	1,026,294
Waste Management Inc.	167,059	11,610,600

		30,088,573
CONSTRUCTION & ENGINEERING — 1.38%
AECOM[a]	63,326	2,338,629
Chicago Bridge & Iron Co. NV	41,168	1,367,189
EMCOR Group Inc.	24,852	1,731,936
Fluor Corp.	57,258	3,177,819
Jacobs Engineering Group Inc.[a]	49,630	2,905,837
KBR Inc.	58,628	997,262
Quanta Services Inc.[a]	62,188	2,231,928
Valmont Industries Inc.	9,260	1,333,440

		16,084,040
CONSTRUCTION MATERIALS — 1.29%
Eagle Materials Inc.	19,825	2,073,299
Martin Marietta Materials Inc.	26,069	5,985,442
Vulcan Materials Co.	54,355	6,975,377

		15,034,118
CONTAINERS & PACKAGING — 3.95%
AptarGroup Inc.	25,680	1,873,870
Avery Dennison Corp.	36,614	2,673,554
Ball Corp.	71,818	5,476,841
Bemis Co. Inc.	38,392	1,870,458
Berry Plastics Group Inc.[a]	50,020	2,552,521
Crown Holdings Inc.[a]	57,500	3,114,775
Graphic Packaging Holding Co.	130,448	1,631,904
International Paper Co.	168,939	9,561,947
Owens-Illinois Inc.[a]	66,459	1,256,075
Packaging Corp. of America	38,391	3,538,882
Sealed Air Corp.	79,447	3,853,180
Silgan Holdings Inc.	15,426	902,575
Sonoco Products Co.	40,900	2,247,455
WestRock Co.	103,163	5,504,778

		46,058,815
ELECTRICAL EQUIPMENT — 4.66%
Acuity Brands Inc.	18,104	3,751,692
AMETEK Inc.	95,072	4,858,179
Eaton Corp. PLC	185,583	13,135,565
Emerson Electric Co.	264,081	15,490,991

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2017

Security	Shares	Value
EnerSys	17,798	$1,387,354
Generac Holdings Inc.[a]	26,249	1,056,785
Hubbell Inc.	21,165	2,583,823
Regal Beloit Corp.	18,351	1,332,283
Rockwell Automation Inc.	52,676	7,795,521
Sensata Technologies Holding NVa	70,289	2,948,624

		54,340,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.19%
Amphenol Corp. Class A	126,734	8,553,278
Anixter International Inc.[a]	11,614	992,997
Arrow Electronics Inc.[a]	36,848	2,709,065
Avnet Inc.	52,493	2,437,775
Belden Inc.	17,267	1,320,408
Cognex Corp.	35,228	2,380,004
FLIR Systems Inc.	55,785	1,970,884
IPG Photonics Corp.[a,b]	15,334	1,763,257
Itron Inc.[a]	13,691	844,735
Jabil Circuit Inc.	76,332	1,830,441
Keysight Technologies Inc.[a]	69,895	2,591,008
Littelfuse Inc.	9,292	1,465,441
National Instruments Corp.	43,262	1,359,292
TE Connectivity Ltd.	145,981	10,853,687
Trimble Inc.[a]	103,034	3,051,867
Universal Display Corp.[a,b]	18,348	1,210,968
VeriFone Systems Inc.[a]	45,844	832,985
Vishay Intertechnology Inc.[b]	54,833	910,228
Zebra Technologies Corp. Class Aa	21,708	1,816,308

		48,894,628
INDUSTRIAL CONGLOMERATES — 17.07%
3M Co.	247,116	43,200,819
Carlisle Companies Inc.	26,538	2,895,561
General Electric Co.	3,634,458	107,943,403
Honeywell International Inc.	313,112	37,047,412
Roper Technologies Inc.	41,666	7,993,622

		199,080,817
INTERNET SOFTWARE & SERVICES — 0.23%
CoStar Group Inc.[a,b]	13,416	2,711,374

		2,711,374
IT SERVICES — 11.58%
Accenture PLC Class A	254,841	29,018,745
Alliance Data Systems Corp.	23,733	5,420,143
Automatic Data Processing Inc.	185,370	18,720,516
Booz Allen Hamilton Holding Corp.	61,328	2,074,113
Broadridge Financial Solutions Inc.	48,966	3,257,708
Conduent Inc.[a]	69,359	1,037,611
Convergys Corp.	39,405	978,032
CoreLogic Inc./U.S.[a]	35,523	1,252,896
Euronet Worldwide Inc.[a]	21,474	1,535,820
Fidelity National Information Services Inc.	134,856	10,710,264
First Data Corp. Class Aa	77,875	1,194,602
Fiserv Inc.[a,b]	89,168	9,579,318
FleetCor Technologies Inc.[a]	38,131	5,623,941
Genpact Ltd.[a]	56,130	1,385,288
Global Payments Inc.	63,137	4,879,227

Security	Shares	Value
Jack Henry & Associates Inc.	32,096	$2,881,579
MAXIMUS Inc.	26,548	1,463,857
NeuStar Inc. Class Aa	11,647	386,680
Paychex Inc.	132,237	7,972,569
PayPal Holdings Inc.[a]	461,048	18,340,489
Sabre Corp.	85,304	2,089,948
Total System Services Inc.	68,014	3,446,950
WEX Inc.[a]	15,814	1,808,015

		135,058,311
LIFE SCIENCES TOOLS & SERVICES — 1.16%
Agilent Technologies Inc.	133,260	6,525,742
Mettler-Toledo International Inc.[a]	10,787	4,602,058
PerkinElmer Inc.	45,059	2,396,688

		13,524,488
MACHINERY — 13.01%
Actuant Corp. Class A	24,378	637,485
AGCO Corp.	27,614	1,734,159
Allison Transmission Holdings Inc.	68,024	2,379,479
Caterpillar Inc.	240,369	22,993,699
CLARCOR Inc.	19,922	1,649,741
Colfax Corp.[a]	40,200	1,567,800
Crane Co.	20,511	1,477,612
Cummins Inc.	63,332	9,310,437
Deere & Co.	118,832	12,720,966
Donaldson Co. Inc.	54,371	2,297,175
Dover Corp.	63,825	4,962,394
Flowserve Corp.	53,648	2,637,336
Fortive Corp.	123,569	6,834,601
Graco Inc.	22,917	2,053,134
Hillenbrand Inc.	25,893	946,389
IDEX Corp.	31,359	2,827,327
Illinois Tool Works Inc.	129,784	16,508,525
Ingersoll-Rand PLC	106,142	8,422,368
ITT Inc.	36,279	1,482,723
Joy Global Inc.	40,226	1,131,155
Kennametal Inc.	32,740	1,170,128
Lincoln Electric Holdings Inc.	25,519	2,127,519
Manitowoc Foodservice Inc.[a]	56,979	1,092,857
Mueller Industries Inc.	23,450	944,097
Nordson Corp.	21,877	2,483,696
Oshkosh Corp.	30,627	2,132,558
PACCAR Inc.	144,015	9,693,650
Parker-Hannifin Corp.	54,795	8,061,988
Pentair PLC	68,716	4,028,819
Terex Corp.	43,548	1,384,826
Timken Co. (The)	28,828	1,279,963
Toro Co. (The)	44,970	2,650,082
Trinity Industries Inc.	62,338	1,716,789
Wabtec Corp./DE	36,635	3,174,056
Woodward Inc.	22,813	1,588,697
Xylem Inc./NY	73,728	3,635,528

		151,739,758
MARINE — 0.12%
Kirby Corp.[a]	22,054	1,421,380

		1,421,380

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2017

Security	Shares	Value
MULTI-UTILITIES — 0.20%
MDU Resources Group Inc.	80,344	$2,358,096

		2,358,096
PAPER & FOREST PRODUCTS — 0.09%
Louisiana-Pacific Corp.[a]	58,263	1,114,571

		1,114,571
PROFESSIONAL SERVICES — 1.60%
Advisory Board Co. (The)[a,b]	16,660	758,030
CEB Inc.	13,242	1,012,351
Equifax Inc.	49,203	5,770,528
FTI Consulting Inc.[a]	17,356	731,382
ManpowerGroup Inc.	27,577	2,632,500
Robert Half International Inc.	53,035	2,495,827
Verisk Analytics Inc. Class Aa	63,986	5,287,803

		18,688,421
ROAD & RAIL — 7.11%
CSX Corp.	384,810	17,851,336
Genesee & Wyoming Inc. Class Aa	25,187	1,898,092
JB Hunt Transport Services Inc.	35,962	3,563,115
Kansas City Southern	44,217	3,798,682
Landstar System Inc.	17,098	1,446,491
Norfolk Southern Corp.	119,936	14,087,683
Old Dominion Freight Line Inc.[a]	28,503	2,516,245
Ryder System Inc.	22,008	1,707,821
Union Pacific Corp.	338,578	36,085,643

		82,955,108
TRADING COMPANIES & DISTRIBUTORS — 2.51%
Air Lease Corp.	39,179	1,425,332
Applied Industrial Technologies Inc.	16,079	971,976
Fastenal Co.	118,746	5,899,301
GATX Corp.	16,344	945,010
HD Supply Holdings Inc.[a]	82,630	3,495,249
MRC Global Inc.[a]	39,183	805,211
MSC Industrial Direct Co. Inc. Class A	18,375	1,877,006
NOW Inc.[a]	44,148	938,586
United Rentals Inc.[a]	34,612	4,378,764
Watsco Inc.	10,636	1,624,543
WESCO International Inc.[a]	17,107	1,209,465
WW Grainger Inc.	22,527	5,689,644

		29,260,087
TRANSPORTATION INFRASTRUCTURE — 0.20%
Macquarie Infrastructure Corp.	30,968	2,322,290

		2,322,290

TOTAL COMMON STOCKS
(Cost: $1,135,377,805)		1,164,471,415

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	4,989,631	$4,991,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,743,635	1,743,635

		6,734,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,733,641)		6,734,763

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $1,142,111,446)[f]		1,171,206,178
Other Assets, Less Liabilities — (0.41)%		(4,755,772)

NET ASSETS — 100.00%		$1,166,450,406

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,147,630,906. Net unrealized appreciation was $23,575,272, of which $59,976,542 represented gross unrealized appreciation on securities and $36,401,270 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,164,471,415	$—	$—	$1,164,471,415
Money market funds	6,734,763	—	—	6,734,763

Total	$1,171,206,178	$—	$—	$1,171,206,178

108

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

COMMERCIAL SERVICES & SUPPLIES — 0.07%
Pitney Bowes Inc.	145,514	$2,316,583

		2,316,583
COMMUNICATIONS EQUIPMENT — 6.50%
Arista Networks Inc.[a,b]	32,690	3,072,860
ARRIS International PLC[a]	149,832	4,282,199
Brocade Communications Systems Inc.	315,068	3,928,898
Ciena Corp.[a]	110,027	2,678,057
Cisco Systems Inc.	3,944,824	121,184,993
CommScope Holding Co. Inc.[a]	151,947	5,746,636
EchoStar Corp. Class Aa	36,669	1,867,552
F5 Networks Inc.[a]	51,348	6,882,172
Finisar Corp.[a,b]	86,733	2,564,695
Harris Corp.	97,677	10,032,405
InterDigital Inc./PA	26,858	2,508,537
Juniper Networks Inc.	299,112	8,010,219
Lumentum Holdings Inc.[a]	43,129	1,636,746
Motorola Solutions Inc.	130,272	10,514,253
NetScout Systems Inc.[a,b]	72,137	2,402,162
Palo Alto Networks Inc.[a,b]	72,099	10,638,928
Plantronics Inc.	26,233	1,484,263
ViaSat Inc.[a,b]	40,247	2,612,433
Viavi Solutions Inc.[a]	181,036	1,620,272

		203,668,280
CONSTRUCTION & ENGINEERING — 0.06%
Dycom Industries Inc.[a,b]	24,607	1,984,801

		1,984,801
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.08%
Zayo Group Holdings Inc.[a]	76,775	2,453,729

		2,453,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.00%
CDW Corp./DE	126,127	6,496,802
Corning Inc.	747,474	19,800,586
SYNNEX Corp.	22,722	2,730,730
Tech Data Corp.[a]	27,512	2,353,927

		31,382,045
HEALTH CARE TECHNOLOGY — 0.76%
Allscripts Healthcare Solutions Inc.[a,b]	145,897	1,708,454
athenahealth Inc.[a,b]	30,942	3,898,383
Cerner Corp.[a]	237,209	12,740,495
Medidata Solutions Inc.[a,b]	42,833	2,121,947
Veeva Systems Inc.[a,b]	79,815	3,378,569

		23,847,848

Security	Shares	Value
HOUSEHOLD DURABLES — 0.14%
Garmin Ltd.	90,284	$4,359,814

		4,359,814
INTERNET SOFTWARE & SERVICES — 22.73%
Akamai Technologies Inc.[a]	136,331	9,350,943
Alphabet Inc. Class Aa	232,679	190,840,989
Alphabet Inc. Class Ca	233,227	185,832,941
eBay Inc.[a]	817,312	26,015,041
Facebook Inc. Class Aa	1,839,563	239,731,850
GrubHub Inc.[a]	67,421	2,801,343
IAC/InterActiveCorp[a]	57,845	3,980,314
j2 Global Inc.	37,798	3,167,850
Pandora Media Inc.[a]	182,671	2,374,723
Twitter Inc.[a,b]	472,169	8,319,618
VeriSign Inc.[a,b]	71,428	5,729,240
Yahoo! Inc.[a]	690,138	30,414,382
Zillow Group Inc. Class Aa,b	35,775	1,287,185
Zillow Group Inc. Class Ca,b	82,600	2,922,388

		712,768,807
IT SERVICES — 6.19%
Amdocs Ltd.	118,331	6,947,213
CACI International Inc. Class Aa	19,060	2,340,568
Cognizant Technology Solutions Corp. Class Aa	476,998	25,085,325
Computer Sciences Corp.	110,824	6,893,253
CSRA Inc.	114,554	3,553,465
DST Systems Inc.	25,255	2,908,113
EPAM Systems Inc.[a]	35,269	2,269,913
Gartner Inc.[a]	64,948	6,453,233
International Business Machines Corp.	679,985	118,670,982
Leidos Holdings Inc.	112,130	5,418,122
Science Applications International Corp.	35,295	2,873,719
Teradata Corp.[a,b]	102,513	3,009,782
Vantiv Inc. Class Aa	123,039	7,657,947

		194,081,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.21%
Advanced Micro Devices Inc.[a,b]	596,870	6,189,542
Analog Devices Inc.	242,144	18,146,271
Applied Materials Inc.	849,847	29,107,260
Broadcom Ltd.	312,239	62,291,680
Cavium Inc.[a]	52,861	3,499,927
Cirrus Logic Inc.[a]	50,267	3,032,105
Cree Inc.[a,b]	78,699	2,170,518
Cypress Semiconductor Corp.	252,699	2,981,848
Integrated Device Technology Inc.[a]	104,753	2,638,728
Intel Corp.	3,724,189	137,124,639
KLA-Tencor Corp.	123,022	10,470,402
Lam Research Corp.	129,682	14,895,275
Linear Technology Corp.	188,709	11,913,199
Marvell Technology Group Ltd.	350,894	5,217,794
Maxim Integrated Products Inc.	222,885	9,913,925
Microchip Technology Inc.	169,534	11,418,115
Micron Technology Inc.[a]	811,553	19,566,543
Microsemi Corp.[a,b]	89,908	4,778,610
NVIDIA Corp.	423,505	46,238,276

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2017

Security	Shares	Value
ON Semiconductor Corp.[a]	326,674	$4,351,298
Qorvo Inc.[a,b]	100,456	6,450,280
QUALCOMM Inc.	1,160,630	62,012,461
Semtech Corp.[a]	51,116	1,684,272
Silicon Laboratories Inc.[a]	32,805	2,138,886
Skyworks Solutions Inc.	145,860	13,381,196
Synaptics Inc.[a,b]	27,309	1,539,681
Teradyne Inc.	158,386	4,494,995
Texas Instruments Inc.	785,455	59,333,271
Versum Materials Inc.[a]	84,869	2,372,089
Xilinx Inc.	198,246	11,537,917

		570,891,003
SOFTWARE — 24.77%
ACI Worldwide Inc.[a]	92,164	1,787,982
Adobe Systems Inc.[a]	390,663	44,293,371
ANSYS Inc.[a]	67,983	6,340,095
Aspen Technology Inc.[a,b]	60,436	3,209,756
Autodesk Inc.[a]	153,763	12,507,082
Blackbaud Inc.	37,470	2,458,407
CA Inc.	246,657	7,712,964
Cadence Design Systems Inc.[a]	225,153	5,860,733
CDK Global Inc.	117,671	7,360,321
Citrix Systems Inc.[a]	122,419	11,163,389
CommVault Systems Inc.[a]	33,233	1,631,740
Dell Technologies Inc. Class Va	174,949	11,020,037
Ellie Mae Inc.[a]	26,479	2,190,872
Fair Isaac Corp.	24,199	2,983,737
FireEye Inc.[a,b]	119,165	1,614,686
Fortinet Inc.[a]	115,954	3,856,630
Guidewire Software Inc.[a,b]	57,993	3,034,774
Intuit Inc.	191,662	22,727,280
Manhattan Associates Inc.[a]	56,147	2,878,095
Mentor Graphics Corp.	86,420	3,189,762
Microsoft Corp.	6,110,340	395,033,481
Nuance Communications Inc.[a]	202,048	3,204,481
Oracle Corp.	2,355,271	94,469,920
Proofpoint Inc.[a,b]	33,556	2,689,849
PTC Inc.[a]	90,570	4,761,265
Red Hat Inc.[a]	140,936	10,694,224
salesforce.com inc.[a,b]	501,492	39,668,017
ServiceNow Inc.[a]	129,377	11,724,144
Splunk Inc.[a,b]	105,610	6,110,595
SS&C Technologies Holdings Inc.	134,405	4,318,433
Symantec Corp.	489,413	13,483,328
Synopsys Inc.[a]	119,136	7,492,463
Tableau Software Inc. Class Aa	45,543	2,178,777
Tyler Technologies Inc.[a]	26,091	3,809,808
Ultimate Software Group Inc. (The)[a,b]	22,755	4,406,733
Verint Systems Inc.[a]	49,173	1,836,611
VMware Inc. Class Aa,b	56,015	4,903,553
Workday Inc. Class Aa,b	95,801	7,960,105

		776,567,500
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.41%
3D Systems Corp.[a,b]	84,087	1,386,595
Apple Inc.	4,190,455	508,511,714
Diebold Nixdorf Inc.	58,523	1,591,826
Electronics For Imaging Inc.[a]	36,974	1,661,612
Hewlett Packard Enterprise Co.	1,308,639	29,679,932

Security	Shares	Value
HP Inc.	1,344,606	$20,236,320
NCR Corp.[a]	97,465	4,192,944
NetApp Inc.	216,527	8,297,315
Seagate Technology PLC	231,687	10,460,668
Western Digital Corp.	224,250	17,879,452
Xerox Corp.	653,014	4,525,387

		608,423,765

TOTAL COMMON STOCKS
(Cost: $2,810,484,402)		3,132,745,810

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	83,072,690	83,097,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	3,629,114	3,629,114

		86,726,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,710,241)		86,726,726

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $2,897,194,643)[f]		3,219,472,536
Other Assets, Less Liabilities — (2.68)%		(84,100,012)

NET ASSETS — 100.00%		$3,135,372,524

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,921,870,310. Net unrealized appreciation was $297,602,226, of which $412,813,118 represented gross unrealized appreciation on securities and $115,210,892 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,132,745,810	$—	$—	$3,132,745,810
Money market funds	86,726,726	—	—	86,726,726

Total	$3,219,472,536	$—	$—	$3,219,472,536

111

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

ELECTRIC UTILITIES — 58.30%
ALLETE Inc.	48,484	$3,168,429
Alliant Energy Corp.	223,013	8,396,439
American Electric Power Co. Inc.	482,015	30,877,881
Duke Energy Corp.	675,355	53,042,382
Edison International	319,387	23,276,925
El Paso Electric Co.	39,631	1,819,063
Entergy Corp.	175,595	12,579,626
Eversource Energy	310,952	17,201,865
Exelon Corp.	905,063	32,473,660
FirstEnergy Corp.	417,347	12,653,961
Great Plains Energy Inc.	211,049	5,814,400
Hawaiian Electric Industries Inc.	106,384	3,561,736
IDACORP Inc.	49,407	3,953,548
NextEra Energy Inc.	458,053	56,670,317
PG&E Corp.	495,695	30,678,564
Pinnacle West Capital Corp.	109,111	8,470,287
PNM Resources Inc.	78,102	2,686,709
Portland General Electric Co.	87,174	3,801,658
PPL Corp.	666,225	23,211,279
Southern Co. (The)	960,673	47,486,066
Westar Energy Inc.	138,990	7,601,363
Xcel Energy Inc.	497,936	20,574,716

		410,000,874
GAS UTILITIES — 5.71%
Atmos Energy Corp.	101,915	7,763,885
National Fuel Gas Co.	83,482	4,687,514
New Jersey Resources Corp.	84,408	3,182,181
ONE Gas Inc.	51,214	3,309,449
South Jersey Industries Inc.	77,744	2,565,552
Southwest Gas Holdings Inc.	46,545	3,750,131
Spire Inc.	44,760	2,909,400
UGI Corp.	169,572	7,863,054
WGL Holdings Inc.	50,177	4,111,503

		40,142,669
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.53%
AES Corp./VA	646,177	7,392,265
Calpine Corp.[a,b]	352,007	4,153,683
Dynegy Inc.[a,b]	114,724	1,095,614
NRG Energy Inc.	309,219	5,114,482

		17,756,044
MULTI-UTILITIES — 30.79%
Ameren Corp.	237,849	12,522,750
Avista Corp.	62,947	2,432,272
Black Hills Corp.	52,100	3,258,855
CenterPoint Energy Inc.	422,188	11,065,548
CMS Energy Corp.	273,602	11,655,445
Consolidated Edison Inc.	298,718	22,209,683
Dominion Resources Inc./VA	614,390	46,865,669

Security	Shares	Value
DTE Energy Co.	175,897	$17,350,480
NiSource Inc.	316,373	7,077,264
NorthWestern Corp.	47,387	2,706,272
Public Service Enterprise Group Inc.	495,919	21,944,416
SCANA Corp.	140,099	9,624,801
Sempra Energy	245,126	25,098,451
Vectren Corp.	81,235	4,458,989
WEC Energy Group Inc.	309,393	18,269,657

		216,540,552
WATER UTILITIES — 2.57%
American Water Works Co. Inc.	174,493	12,814,766
Aqua America Inc.	173,860	5,287,082

		18,101,848

TOTAL COMMON STOCKS
(Cost: $751,674,205)		702,541,987

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	1,654,854	1,655,350
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	676,858	676,858

		2,332,208

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,332,208)		2,332,208

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $754,006,413)[f]		704,874,195
Other Assets, Less Liabilities — (0.23)%		(1,639,568)

NET ASSETS — 100.00%		$703,234,627

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $756,424,198. Net unrealized depreciation was $51,550,003, of which $9,678,469 represented gross unrealized appreciation on securities and $61,228,472 represented gross unrealized depreciation on securities.

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$702,541,987	$—	$—	$702,541,987
Money market funds	2,332,208	—	—	2,332,208

Total	$704,874,195	$—	$—	$704,874,195

113

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 31, 2017